Document and Entity Information (USD $)	12 Months Ended
Dec. 31, 2012
Entity Registrant Name	AngloGold Ashanti LTD
CIK	0001067428
DocumentType	20-F
End Date	Dec 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well Known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float	$ 11,824,837,177
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Common Stock [Member]
Entity Common Stock Shares Outstanding	383,320,962
E Ordinary Shares [Member]
Entity Common Stock Shares Outstanding	1,617,752
Aredeemable Preference Shares [Member]
Entity Common Stock Shares Outstanding	2,000,000
B Redeemable Preference Shares [Member]
Entity Common Stock Shares Outstanding	778,896

Statement of Earnings (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement Of Income [Abstract]
Sales and other income	$ 6,428	$ 6,642	$ 5,402
Product sales	6,353	6,570	5,334
Interest, dividends and other	75	72	68
Costs and expenses	5,217	4,521	5,021
Production costs	3,183	2,977	2,656
Exploration costs	388	279	206
Related party transactions	(14)	(12)	(15)
General and administrative	299	287	228
Royalties	164	193	142
Market development costs	10	9	14
Depreciation, depletion and amortization	794	789	720
Impairment of assets	367	17	91
Interest expense	213	178	151
Accretion expense	33	28	22
Employment severance costs	10	15	23
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other	35	(43)	(3)
Non-hedge derivative (gain)/loss and movement on bonds	(265)	(196)	786
Income/(loss) from continuing operations before income tax and equity income in associates	1,211	2,121	381
Taxation benefit/(expense)	(340)	(705)	(255)
Equity income/(loss) in associates	(23)	59	40
Equity Income In Subsidiaries	0	0	0
Preferred Stock Dividends	0	0	0
Net income/(loss)	848	1,475	166
Less: Net income attributable to noncontrolling interests	(19)	(50)	(54)
Net income/(loss) - attributable to AngloGold Ashanti	829	1,425	112
Common Stock [Member]
Statement Of Income [Abstract]
Net income/(loss) - attributable to AngloGold Ashanti	826	1,420	112
Earnings Per Share, Basic [Abstract]
Ordinary shares (USD per share)	$ 2.15	$ 3.71	$ 0.3
Ordinary shares - diluted (USD per share)	$ 1.61	$ 3.17	$ 0.3
Ordinary shares - weighted (Shares)	384,374,029	383,010,809	368,688,159
Ordinary shares - diluted weighted (Shares)	419,738,843	418,107,439	370,257,765
Dividend paid per ordinary share (cents)	$ 0.56	$ 0.34	$ 0.18
E Ordinary Shares [Member]
Statement Of Income [Abstract]
Net income/(loss) - attributable to AngloGold Ashanti	$ 3	$ 5	$ 0
Earnings Per Share, Basic [Abstract]
Ordinary shares (USD per share)	$ 1.08	$ 1.85	$ 0.15
Ordinary shares - diluted (USD per share)	$ 0.84	$ 1.6	$ 0.15
Ordinary shares - weighted (Shares)	2,392,316	2,950,804	3,182,662
Ordinary shares - diluted weighted (Shares)	2,392,316	2,950,804	3,182,662
Dividend paid per ordinary share (cents)	$ 0.28	$ 0.17	$ 0.09

Statement of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest [Abstract]
Net income	$ 848	$ 1,475	$ 166
Other comprehensive income consists of the following:
Translation gain/(loss)	(93)	(394)	234
Net loss on cash flow hedges removed from other comprehensive income and reported in income, net of tax	0	0	20
Release on disposal of available-for-sale financial assets during the period, net of tax	0	1	(51)
Net gain/(loss) on available-for-sale financial assets arising during the period, net of tax	(21)	(81)	69
Reclassification of other-than-temporary impairments on available-for-sale financial assets to Net income during the period, net of tax	16	21	2
Other comprehensive income	(98)	(453)	274
Comprehensive Income	750	1,022	440
Total comprehensive income attributable to:
AngloGold Ashanti	733	978	381
Noncontrolling interests	$ 17	$ 44	$ 59

Statement of Financial Position (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Current Assets	$ 2,790	$ 2,631
Cash and cash equivalents	892	1,112
Restricted cash	35	35
Receivables	496	351
Trade	104	46
Recoverable taxes, rebates, levies and duties	247	170
Other	145	135
Inventories	1,165	959
Materials on the leach pad	128	98
Deferred taxation assets	74	75
Assets held for sale	0	1
Property, plant and equipment, net	7,235	6,123
Acquired properties, net	748	779
Goodwill	193	182
Other intangibles, net	112	31
Other long-term inventory	180	31
Materials on the leach pad	445	393
Other Assets, Noncurrent	1,360	1,001
Deferred taxation assets	39	14
Total assets	13,102	11,185
LIABILITIES AND EQUITY
Current liabilities	1,959	919
Trade accounts payable	590	473
Payroll and related benefits	215	186
Other current liabilities	202	120
Short-term debt	271	30
Short-term debt at fair value	588	2
Tax payable	93	108
Other non-current liabilities	379	63
Long-term debt	2,750	1,715
Long-term debt at fair value	0	758
Derivatives	10	93
Deferred taxation liabilities	1,157	1,242
Provision for environmental rehabilitation	758	653
Provision for labor, civil, compensation claims and settlements	32	35
Provision for pension and other post-retirement medical benefits	209	185
Commitments and Contingencies
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	5,848	5,522
Common stock
Share capital - 600,000,000 (2011 - 600,000,000) authorized common stock of 25 ZAR cents each. Share capital - 4,280,000 (2011 - 4,280,000) authorized E ordinary shares of 25 ZAR cents each. Ordinary shares issued 2012 - 383,166,205 (2011 - 381,915,437). E ordinary shares issued 2012 - 700,000 (2011 - 1,050,000)	13	13
Additional paid in capital	8,808	8,740
Accumulated deficit	(2,103)	(2,575)
Accumulated Other Comprehensive Income	(928)	(832)
Other reserves	36	36
Total AngloGold Ashanti stockholders' equity	5,826	5,382
Noncontrolling interests	22	140
Total liabilities and equity	$ 13,102	$ 11,185

Statement of Financial Position (Parentheticals) (ZAR)	Dec. 31, 2012	Dec. 31, 2011
Balance Sheet
Common Stock Par Or Stated Value (ZAR Per Share)	0.25
Common Stock Shares Authorized (shares)	600,000,000
Common Stock [Member]
Balance Sheet
Common Stock Par Or Stated Value (ZAR Per Share)	0.25	0.25
Common Stock Shares Authorized (shares)	600,000,000	600,000,000
Common Stock Shares Issued (Shares)	383,166,205	381,915,437
E Ordinary Shares [Member]
Balance Sheet
Common Stock Par Or Stated Value (ZAR Per Share)	0.25	0.25
Common Stock Shares Authorized (shares)	4,280,000	4,280,000
Common Stock Shares Issued (Shares)	700,000	1,050,000

Statement of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement of Cash Flows
Net cash provided by operating activities	$ 1,700	$ 2,550	$ 1,038
Net income/(loss)	848	1,475	166
Reconciled to net cash provided by/(used) in operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	35	27	22
Depreciation, depletion and amortization	794	789	720
Impairment of assets	367	17	91
Deferred taxation	(74)	299	138
Cash utilized for hedge book settlements	0	0	(2,611)
Movement in non-hedge derivatives and bonds	(265)	(196)	2,544
Equity (income)/loss in associates	23	(59)	(40)
Dividends received from associates	79	111	143
Other non cash items	53	29	48
Net increase in provision for environmental rehabilitation, pension and other post-retirement medical benefits	35	189	131
Effect of changes in operating working capital items:
Receivables	(117)	(13)	(153)
Inventories	(324)	(244)	(215)
Accounts payable and other current liabilities	246	126	54
Net cash used in investing activities	(2,651)	(1,603)	(1,887)
Available for sale investments acquired	(6)	(47)	(22)
Held to maturity investments acquired	(91)	(100)	(92)
Associates and equity accounted joint ventures acquired	(2)	(8)	(3)
Contributions to associates and equity accounted joint ventures	(347)	(107)	(41)
Acquisition of subsidiary and loan	(335)	0	0
Additions to property, plant and equipment	(1,758)	(1,393)	(973)
Interest capitalized and paid	(12)	0	0
Expenditure on intangible assets	(79)	(16)	0
Proceeds on sale of mining assets	5	19	69
Proceeds on sale of available for sale investments	0	2	79
Proceeds on redemption of held to maturity investments	86	89	63
Proceeds on disposal of associates and equity accounted joint ventures	20	0	1
Proceeds on disposal of subsidiary	6	9	0
Cash outflows from derivatives purchased	0	0	(984)
Loans receivable advanced	(45)	0	(6)
Loans receivable repaid	0	4	0
Loans advanced to associates and equity accounted joint ventures	(65)	(25)	(3)
Loans repaid by associates and equity accounted joint ventures	1	0	0
Cash of subsidiary acquired	5	0	0
Cash of subsidiary disposed	(31)	(11)	0
Change in restricted cash	(3)	(19)	25
Net cash generated/(used) by financing activities	736	(319)	230
Short-term debt repaid	(2)	(118)	(1,522)
Short-term debt raised	220	9	363
Issuance of stock	2	10	798
Share issue expenses	0	(1)	(20)
Long-term debt repaid	(215)	(150)	(120)
Long-term debt raised	1,212	100	1,953
Debt issue costs	(30)	0	(39)
Acquisition of noncontrolling interests	(215)	0	0
Cash outflows from derivatives with financing	0	0	(1,066)
Dividends paid to common stockholders	(215)	(131)	(67)
Dividends paid to noncontrolling interests	(21)	(38)	(50)
Net increase/(decrease) in cash and cash equivalents	(215)	628	(619)
Effect of exchange rate changes on cash	(5)	(102)	105
Cash and cash equivalents - January 1,	1,112	586	1,100
Cash and cash equivalents - December 31,	892	1,112	586
Cash and cash equivalents of held for sale assets			$ 11

Statement of Shareholders' Equity (USD $) In Millions, except Share data	Total	Common Stock [Member]	Additional Paid In Capital Member	Accumulated other comprehensive income		Deficit accumulated		Other Reserves [Member]	Non-controlling interests
Opening balance at Dec. 31, 2009	$ 3,445	$ 12	$ 7,836	$ (654)		$ (3,914)		$ 37	$ 128
Opening balance (shares) at Dec. 31, 2009		362,974,807
Net income/(loss)	166					112			54
Other comprehensive income	274			269					5
Stock issued as part of equity offering (shares)	18,140,000	18,140,000
Stock issued as part of equity offering	773	1	772
Stock issues as part of Share Incentive Scheme (Shares)	823,411	823,411
Stock issues as part of Share Incentive Scheme	26	0	26
Stock issues in exchange for E Ordinary shares cancelled (Shares)	0	0
Stock issues in exchange for E Ordinary shares cancelled	12	0	12
E Ordinary shares of common stock cancelled - Izingwe Holdings (Shares)		(280,000)
E Ordinary shares of common stock cancelled - Izingwe Holdings (Value)	0	0	0
Stock issues transferred from Employee Share Ownership Plan to exiting employees (Shares)	230,921	230,921
Stock issues transferred from Employee Share Ownership Plan to exiting employees	10	0	10
Stock based compensation expense	14		14
Dividends	(131)					(67)
Dividends to minorities									(64)
Closing balance at Dec. 31, 2010	4,589	13	8,670	(385)		(3,869)		37	123
Closing balance (shares) at Dec. 31, 2010		381,889,139
Net income/(loss)	1,475					1,425			50
Other comprehensive income	(453)			(447)					(6)
Share of equity accounted joint venture's other comprehensive income	(1)							(1)
Stock issued as part of equity offering (shares)	0
Stock issued as part of equity offering	0
Stock issues as part of Share Incentive Scheme (Shares)	889,593	889,593
Stock issues as part of Share Incentive Scheme	33	0	33
Stock issues in exchange for E Ordinary shares cancelled (Shares)	99,747	99,747
Stock issues in exchange for E Ordinary shares cancelled	20	0	20
E Ordinary shares of common stock cancelled - Izingwe Holdings (Shares)		(70,000)
E Ordinary shares of common stock cancelled - Izingwe Holdings (Value)	0	0	0
Stock issues transferred from Employee Share Ownership Plan to exiting employees (Shares)	156,958	156,958
Stock issues transferred from Employee Share Ownership Plan to exiting employees	7	0	7
Stock based compensation expense	10		10
Dividends	(158)					(131)
Dividends to minorities									(27)
Closing balance at Dec. 31, 2011	5,522	13	8,740	(832)		(2,575)		36	140
Closing balance (shares) at Dec. 31, 2011		382,965,437
Net income/(loss)	848					829			19
Other comprehensive income	(98)			(96)					(2)
Acquisition of noncontrolling interests	(215)					(142)			(73)
Disposal of subsidiary	(45)								(45)
Stock issued as part of equity offering (shares)	0
Stock issued as part of equity offering	0
Stock issues as part of Share Incentive Scheme (Shares)	945,641	945,641
Stock issues as part of Share Incentive Scheme	33	0	33
Stock issues in exchange for E Ordinary shares cancelled (Shares)	132,978	132,978
Stock issues in exchange for E Ordinary shares cancelled	7	0	7
E Ordinary shares of common stock cancelled - Izingwe Holdings (Shares)		(350,000)
E Ordinary shares of common stock cancelled - Izingwe Holdings (Value)	0	0	0
Stock issues transferred from Employee Share Ownership Plan to exiting employees (Shares)	172,149	172,149
Stock issues transferred from Employee Share Ownership Plan to exiting employees	7	0	7
Stock based compensation expense	21		21
Dividends	(232)					(215)
Dividends to minorities									(17)
Closing balance at Dec. 31, 2012	$ 5,848	$ 13	$ 8,808	$ (928)	[1]	$ (2,103)	[2]	$ 36	$ 22
Closing balance (shares) at Dec. 31, 2012		383,866,205

[1]	The cumulative translation loss included in accumulated other comprehensive income amounted to $1,015 million (2011: $924 million). The translation loss has no tax effect. The cumulative charge, net of deferred taxation of $1 million (2011: $1 million), included in accumulated other comprehensive income in respect of cash flow hedges amounted to $2 million (2011: $2 million). The cumulative gain, net of deferred taxation of $6 million (2011: $nil million), included in accumulated other comprehensive income in respect of available for sale financial assets amounted to $25 million (2011: $30 million). The cumulative gain included in accumulated other comprehensive income in respect of the hedge of a net investment in foreign entities amounted to $64 million (2011: $64 million). This gain is offset by $64 million (2011: $64 million) arising from translation of net investments in foreign entities.
[2]	As at December 31, 2012 and 2011, $556 million and $305 million, respectively, of retained earnings arising from the Company's equity accounted joint ventures and certain subsidiaries may not be remitted without third-party shareholder consent.

Statement of Shareholders' Equity (Parentheticals) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Stock Transactions, Parenthetical Disclosures [Abstract]
Accumulated Other Comprehensive Income Loss Foreign Currency Translation Adjustment Net Of Tax	$ 1,015	$ 924
Other Comprehensive Income Loss Foreign Currency Translation Adjustment Tax	0	0
Accumulated Other Comprehensive Income Loss Cumulative Changes In Net Gain Loss From Cash Flow Hedges Effect Net Of Tax	2	2
Accumulated Other Comprehensive Income Loss Cumulative Deferred Tax Changes In Net Gain Loss From Cash Flow Hedges	1	1
Accumulated Other Comprehensive Income Loss Available For Sale Securities Adjustment Net Of Tax	25	30
Other Comprehensive Income Unrealized Holding Gain Loss On Securities Arising During Period Tax	6	0
Translation Adjustment For Net Investment Hedge Net Of Tax	64	64
Other Comprehensive Income Loss Foreign Currency Transaction And Translation Adjustment Net Of Tax	64	64
Retained Earnings Appropriated	$ 556	$ 305

Nature of operations	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements Disclosure [Abstract]
Nature Of Operations [Text Block]

AngloGold Limited was formed in June 1998 with the consolidation of the gold mining interests of Anglo American plc. AngloGold Ashanti Limited, as the company exists today, was formed on April 26, 2004 following the business combination between AngloGold and Ashanti Goldfields Company Limited.

AngloGold Ashanti is a global gold mining company headquartered in Johannesburg, South Africa. AngloGold Ashanti's main product is gold. As part of extracting gold the Company also produces silver, uranium oxide and sulfuric acid as by-products. The Company sells its products on world markets.

AngloGold Ashanti conducts gold-mining operations in the following regions, which represent its business segments:

• South Africa (comprising the Vaal River and West Wits operations)

• Continental Africa (comprising Ghana, Guinea, Mali, Namibia and Tanzania operations)

• Australasia (comprising an Australian operation)

• Americas (comprising Argentina, Brazil and United States of America operations)

NATURE OF OPERATIONS

Accounting Changes	12 Months Ended
Dec. 31, 2012
New Accounting Pronouncements And Changes In Accounting Principles [Abstract]
Accounting Changes and Error Corrections [Text Block]

Goodwill impairment testing

In September 2011, the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“the Codification” or “ASC”) guidance was issued which simplifies how an entity tests goodwill for impairment. The guidance allows both public and nonpublic entities an option to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. Under that option, an entity no longer would be required to calculate the fair value of a reporting unit unless the entity determines, based on that qualitative assessment, that it is more likely than not that its fair value is less than its carrying amount. The adoption of the updated guidance on January 1, 2012 had no impact on the Company's financial statements.

Presentation of comprehensive income

In June 2011, the FASB issued guidance for disclosures about comprehensive income. The guidance is intended to increase the prominence of other comprehensive income in financial statements. The main provisions of the guidance provide that an entity that reports items of other comprehensive income has the option to present comprehensive income in either one statement or two consecutive statements. The Company adopted the two consecutive statement approach on January 1, 2012. Except for presentation changes, the adoption had no impact on the Company's financial statements.

Fair value measurements

In May 2011, the FASB issued updated guidance on fair value measurement and disclosure requirements. The requirements do not extend the use of fair value accounting, but provide guidance on how it should be applied where its use is already required or permitted by other standards within US GAAP. The update will supersede most of the FASB ASC guidance for fair value measurements, although many of the changes are clarifications of existing guidance or wording changes. The adoption of the updated guidance on January 1, 2012 had no impact on the Company's financial statements.

Acquisitions and Disposals of Businesses and Assets	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Business Combinations [Abstract]
Mergers, Acquisitions and Dispositions Disclosures [Text Block]

2012 acquisitions

The Company made the following acquisitions during the year:

Acquisition of First Uranium

On July 20, 2012, AngloGold Ashanti acquired the entire share capital of First Uranium (Pty) Limited, a wholly owned subsidiary of Toronto-based First Uranium Corporation and the owner of Mine Waste Solutions in South Africa, for a cash consideration of $335 million. Mine Waste Solutions is a recently commissioned tailings retreatment operation located in South Africa's Vaal River region and in the immediate proximity of AngloGold Ashanti's own tailings facilities. In connection with the acquisition, AngloGold Ashanti agreed to guarantee the observance and performance of existing delivery obligations of a wholly owned subsidiary of Mine Waste Solutions to sell to an existing customer at a pre-agreed price, 25 percent of the gold produced at a gold recovery plant located in northwest South Africa, subject to a cap of 312,500 ounces over the life of the contract. The transaction was funded from cash reserves and debt facilities. The acquisition has been accounted for as a purchase business combination under US GAAP whereby identifiable assets acquired and liabilities assumed were recorded at their fair market values as of the date of acquisition. The excess of the purchase price over fair value was recorded as goodwill and as such, the acquisition resulted in goodwill of $9 million being recorded, relating mainly to the expected synergies arising from the immediate proximity of AngloGold Ashanti's own tailings facilities to the Mine Waste Solutions plant that will allow processing of AngloGold Ashanti's Vaal River tailings without having to build additional processing facilities.

In accordance with FASB ASC guidance, goodwill is assigned to specific reporting units. The Company's reporting units are generally consistent with the operating mines underlying segments identified in Note 26 – Segment and geographical information. An individual operating mine is not a typical "going-concern" business because of the finite life of its reserves. The allocation of goodwill to an individual operating mine likely will result in an eventual goodwill impairment due to the wasting nature of the primary asset of the reporting unit. The Company evaluates its held-for-use long lived assets for impairment when events or changes in circumstances indicate that the related carrying amount likely will not be recoverable over the long term and, in accordance with the FASB ASC guidance, performs its annual impairment review of assigned goodwill during the fourth quarter of each year. The accounting treatment of goodwill arising on acquisition of First Uranium (Pty) Limited is consistent with FASB ASC guidance. Goodwill related to the acquisition is non-deductible for income tax purposes. The assets and liabilities of First Uranium (Pty) Limited are included in the South Africa segment for disclosure purposes.

The operations and financial condition of the companies and assets acquired are included in the financial statements from July 20, 2012, the effective date of the acquisition.

For information purposes only, the following unaudited pro-forma financial data reflects the consolidated results of operations of AngloGold Ashanti as if the acquisition had taken place on January 1, 2012, 2011 and 2010:

	2012	2011	2010
	$	$	$

Total revenue	6,494	6,767	5,483

Net income - attributable to AngloGold Ashanti	838	1,442	137

The pro forma information is not indicative of the results of operations that would have occurred had the acquisition been consummated on January 1, 2012 or the group’s future results of operations.

From the date of acquisition, First Uranium (Pty) Limited has contributed $41 million of revenue and $33 million to the Net income before taxation of the Company.

The fair value of the identifiable assets and liabilities of First Uranium (Pty) Limited as at the date of acquisition was:

$

Assets
Property, plant and equipment	616
Other long-term assets	3
Restricted cash	3
Deferred taxation assets	52
Inventories	134
Trade and other receivables	2
Cash and cash equivalents	5
815

Liabilities
Other non-current liabilities	342
Deferred taxation liabilities	61
Provision for environmental rehabilitation	37
Loans from group companies	204
Accounts payable and other current liabilities	49
693

Total identifiable net assets at fair value	122
Purchase consideration	131
Goodwill recognized on acquisition	9

Analysis of cash flows on acquisition:

Net cash acquired with the subsidiary	5
Cash paid - Share capital acquired	(131)
Cash paid - Loan acquired	(204)
(330)

Delivery obligations of Mine Waste Solutions acquired as part of the business combination have been recognized on acquisition as a loss making executory contract, and are amortized as the deliveries of ounces occur.

The transaction costs of $3 million are a non-recurring expense and have been included in General and administrative expenses in the condensed consolidated statements of income and are included in operating cash flows in the condensed consolidated statements of cash flows.

Financial assets acquired include trade and other receivables with a fair value of $2 million. Trade and other receivables are expected to be collectible.

There were no material non-recurring pro-forma adjustments directly attributable to the acquisition of First Uranium (Pty) Limited.

Acquisition of remaining 50 percent interest in Serra Grande

On May 29, 2012, AngloGold Ashanti, which holds, through a subsidiary, a 50 percent interest in the Serra Grande (“Crixás”) mine in Brazil, acquired the remaining 50 percent stake in the mine from Kinross Gold Corporation for $215 million in cash. The transaction was accounted for as an equity transaction and funded from existing cash reserves and borrowings under the Company's existing debt facilities and closed on June 28, 2012.

2012 Disposals
The Company’s disposals during the year included:

—	Part disposal of Rand Refinery Limited
	On December 3, 2012, AngloGold Ashanti Limited disposed of a 5 percent interest in Rand Refinery Limited for a total cash consideration of $6 million. AngloGold Ashanti Limited holds a remaining interest of 48.03 percent as at December 31, 2012 which is accounted for using the equity method. The disposal resulted in a profit of $14 million due to the recognition of the fair value of the residual interest as summarized below:

		$

	Fair value of consideration received	6
	Fair value of residual value of investment	57
	Noncontrolling interest	45

	Less: Carrying value of assets disposed	(94)
	Total profit on disposal	14

	Subsequent to year-end, the Company disposed of an additional 4.24 percent interest in Rand Refinery Limited. See Note 29.

Disposal of AngloGold Ashanti-Polymetal Strategic Alliance

On February 8, 2012, the transaction to dispose of the AngloGold Ashanti-Polymetal Strategic Alliance consisting of AngloGold Ashanti-Polymetal Strategic Alliance Management Company Holdings Limited, Amikan Holdings Limited, AS APK Holdings Limited, Imitzoloto Holdings Limited and Yeniseiskaya Holdings Limited to Polyholding Limited was completed. The Company realized a profit equating to proceeds of $20 million on disposal.

2011 acquisitions

The Company made the following acquisition during the year:

Acquisition of an interest in First Uranium

On July 22, 2011, AngloGold Ashanti acquired 47,065,916 shares (or 19.79 percent) in First Uranium Corporation, a Canadian incorporated company, from Village Main Reef Limited, a South African incorporated company, at a price of CAD0.60 per share ($0.64 per share), representing an aggregate consideration of $30 million.

2011 disposal

The Company's disposal during the year included:

Disposal of ISSI

AngloGold Ashanti disposed of its subsidiary ISS International Limited ("ISSI") during the first quarter of 2011. The Company entered into a memorandum of understanding with The Institute of Mine Seismology relating to the disposal of ISSI. The sale was concluded on February 28, 2011, proceeds amounted to $9 million and the Company realized a profit of $2 million on disposal.

2010 disposals

The Company's disposals during the year included:

Disposal of Tau Lekoa

On February 17, 2009, AngloGold Ashanti announced the terms of the sale of its Tau Lekoa mine, together with the adjacent properties Weltevreden, Jonkerskraal and Goedgenoeg, to Simmer & Jack Mines Limited (“Simmers”). The sale was concluded effective August 1, 2010. The selling price of R600 million ($85 million) was payable in two tranches, R450 million ($64 million) was paid in cash on August 4, 2010 with the remaining R150 million ($21 million) (which was subject to certain offset adjustments) being settled on November 1, 2010. The Company realized a loss of $7 million on the sale of Tau Lekoa.

Disposal of B2Gold

AngloGold Ashanti realized net proceeds of $68 million from the sale of its entire holding of 31,556,650 shares in Vancouver-based gold producer B2Gold Corp (“B2Gold”). This stake, equivalent to about 10.17 percent of B2Gold's outstanding shares, was sold on November 9, 2010 and the Company realized a profit of $45 million on disposal. The Company acquired a 15.9 percent direct interest in B2Gold during May 2008.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Significant Accounting Policies

Basis of presentation: The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America. The Company presents its consolidated financial statements in United States dollars. The functional currency of a significant portion of the group's operations is the South African rand. Other main subsidiaries have functional currencies of US dollars and Australian dollars.

Use of estimates: The preparation of the financial statements requires the Company's management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. The determination of estimates requires the exercise of judgment based on various assumptions and other factors such as historical experience, current and expected economic conditions, and in some cases actuarial techniques. The Company regularly reviews estimates and assumptions that affect the annual financial statements, however, actual results could differ from those estimates.

The more significant areas requiring the use of management estimates and assumptions include mineral reserves that are the basis of future cash flow estimates and unit-of-production depreciation, depletion and amortization calculations; environmental, reclamation and closure obligations; estimates of recoverable gold and other materials in heap leach pads; asset impairments (including impairments of goodwill, long-lived assets, and investments); write-downs of inventory to net realizable value; post employment, post retirement and other employee benefit liabilities; valuation allowances for deferred taxation assets; reserves for contingencies and litigation; and the fair value and accounting treatment of financial instruments.

The following are the accounting policies used by the Company which have been consistently applied:

4.1

Consolidation

The consolidated financial information includes the financial statements of the Company and its subsidiaries. Where the Company has a direct or indirect controlling interest in an entity through a subsidiary, the entity is classified as a subsidiary. Interests in incorporated mining joint ventures in which the Company has joint control are accounted for by the equity method.

The financial statements of subsidiaries and the Environmental Trust Fund (a rehabilitation trust under the Company's control) are prepared for the same reporting period as the Company, using the same accounting policies.

Subsidiaries are consolidated from the date on which control is transferred. They are de-consolidated from the date on which control ceases.

All significant intercompany transactions and balances are eliminated in consolidation

4.2

Investments in equity investees (associates and incorporated joint ventures)

An associate is an entity other than a subsidiary in which the Company has a material long-term interest and in respect of which the Company has the ability to exercise significant influence over operational and financial policies, normally owning between 20 percent and 50 percent of the voting equity.

A joint venture is an entity in which the Company holds a long-term interest and which is jointly controlled by the Company and one or more external joint venture partners under a contractual arrangement that provides for strategic, financial and operating policy decisions relating to the activities requiring unanimous consent.

Investments in associates and incorporated joint ventures are accounted for using the equity method.

Goodwill relating to associates and incorporated joint ventures is included in the carrying value of the Company's investment. The total carrying value of equity accounted investments in associates and incorporated joint ventures, including goodwill, is evaluated for impairment when conditions indicate that a decline in fair value below the carrying amount is other than temporary or at least annually. When an impairment indicator exists, the carrying value of the Company's investment in those entities is written down to its fair value. The Company's share of results of equity accounted investees, that have financial years within three months of the fiscal year-end of the Company, is included in the consolidated financial statements based on the results reported by those investees for their financial years. There were no significant adjustments required to be made in respect of equity accounted investees which have financial years that are different to those of the Company.

Profits realized in connection with transactions between the Company and associated companies are eliminated in proportion to ownership.

4.3

Foreign currency transactions and foreign currency statements

Items included in the financial statements of each of the Company's entities are measured using the currency of the primary economic environment in which the entity operates (the 'functional currency').

Transactions and balances

Transactions in foreign currencies are converted at the rates of exchange ruling at the date of these transactions. Monetary assets and liabilities denominated in foreign currencies are translated at rates of exchange ruling at balance sheet date. Non-monetary items are translated at historic rates. Gains, losses and costs associated with foreign currency transactions are recognized in the income statement in the period to which they relate, except where hedge accounting is applied. These transactions are included in the determination of other income.

Group companies

The results and financial position of all group entities that have a functional currency different from the presentation currency are translated into the presentation currency as follows:

  share capital and premium are translated at historical rates of exchange;
  equity items other than profit attributable to equity shareholders are translated at the closing rate;
  assets and liabilities for each balance sheet presented are translated at the closing rate;
  income and expenses for each income statement are translated at average exchange rates (unless this average is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case income and expenses are translated at the dates of the transactions); and
  all resulting exchange differences are recognized as a separate component of equity and included within accumulated other comprehensive income.

Exchange differences arising from the translation of the net investment in foreign operations, and of borrowings and other currency instruments designated as hedges of such investments, are taken to stockholders' equity on consolidation.

When a foreign operation is sold, cumulative exchange differences are recognized in the income statement as part of the gain or loss on sale.

Goodwill and fair value adjustments arising on the acquisition of a foreign operation are treated as assets and liabilities of the foreign operation and translated at the closing rate at each balance sheet date.

4.4

Segmental reporting

A segment is a group of assets and operations engaged in providing products or services that are subject to risks and returns that are different from those of other segments and are reported on a reporting segment basis using the management approach. This approach is based on the way management organizes segments within the Company for making operating decisions and assessing performance. The Chief Operating Decision Maker, defined as the Executive Committee, has determined that the Company operates primarily in the production of gold.

4.5

Cash and cash equivalents and restricted cash

Cash and cash equivalents consist of cash balances and highly liquid investments with an original maturity of three months or less. Due to the short maturity of cash equivalents, their carrying amounts approximate their fair value. Restricted cash, classified as short-term, is reported separately in the consolidated balance sheets. Cash that is restricted as to withdrawal or use for other than current operations is classified as non-current and is included in Other long-term assets.

4.6

Non-marketable equity investments and debt securities

Non-marketable equity investments which are considered available for sale, are carried at fair value, where fair value can be determined, or at cost less impairment if fair value cannot be reliably measured.

Investments in non-marketable debt securities, for which the Company does not control or exercise significant influence, are classified as held to maturity and are subsequently measured at amortized cost. If there is evidence that held to maturity financial assets are impaired the carrying amount is reduced and the loss recognized in the income statement.

4.7

Marketable equity investments and debt securities

Marketable equity investments and debt securities which are considered available-for-sale, are carried at fair value, and the unrealized gains and losses, net of tax, computed in marking these securities to market are reported within accumulated other comprehensive income in the period in which they arise. These amounts are removed from accumulated other comprehensive income and reported in income when the asset is derecognized or when there is evidence that the asset is impaired in accordance with the FASB ASC guidance on accounting for certain investments in debt and equity securities. AngloGold Ashanti considers several factors in determining other-than-temporary impairment losses: including the current and expected long-term business prospects of the issuer; the length of time and relative magnitude of the price decline and its ability and intent to hold the investment until the price recovers.

Marketable debt securities that are classified as held to maturity are subsequently measured at amortized cost. If there is evidence that held to maturity financial assets are impaired the carrying amount is reduced and the loss recognized in the income statement.

4.8

Inventories

Inventories, including metals in process, gold on hand (doré/bullion), uranium oxide, sulfuric acid, ore stockpiles and supplies, are stated at the lower of cost or market value. Metals in process are valued at the average total production cost at the relevant stage of production as described below. The cost of gold, uranium oxide and sulfuric acid is determined principally by the weighted average cost method using related production costs.

Ore stockpiles are valued at the average moving cost of mining the ore. Supplies are valued at the lower of weighted average cost or market value. Heap leach pad materials are measured on an average total production cost basis.

The cost of inventory is determined using the full absorption costing method. Metals in process and ore stockpile inventory include all costs attributable to the stage of completion. Costs capitalized to inventory include amortization of property, plant and equipment and capitalized mining costs, direct and indirect materials, direct labor, shaft overhead expenses, repairs and maintenance, utilities, metallurgy costs, attributable production taxes and royalties, and directly attributable mine costs. Gold on hand (doré/bullion) includes all metals in process and refining costs. Ore is recorded in inventory when blasted underground, or when placed on surface stockpiles in the case of open-pit operations.

The costs of materials currently contained on the leach pad are reported as a separate line item and classified as either short-term or long-term. Materials on the leach pad are classified as short-term if the Company expects the related gold to be recovered within twelve months. The short-term portion is determined by multiplying the average cost per ounce in inventory by the expected production ounces for the next twelve months. Heap leach pad inventory occurs in two forms: (1) gold recoverable but yet to be dissolved (i.e. gold still in the ore), and (2) gold recoverable from gold dissolved in solution within the leach pad (i.e. pore water). This estimate was used in determining the short-term portion of materials on the leach pad.

4.9

Development costs and stripping costs

Development costs relating to major programs at existing mines are capitalized. Development costs consist primarily of expenditures to initially establish a mine and to expand the capacity of operating mines.

Post production stripping costs are considered costs of the extracted minerals under a full absorption costing system and recognized as a component of inventory to be recognized in cost of sales in the same period as the revenue from the sale of the inventory. Additionally, capitalization of such costs only occurs to the extent inventory exists at the end of a reporting period.

Costs associated with the opening of a new pit, are capitalized as mine development costs.

4.10

Depreciation, depletion and amortization

Mine development costs, mine plant facilities and other fixed assets

Mine development costs, mine plant facilities and other fixed assets are recorded at cost less accumulated amortization and impairments. Cost includes pre-production expenditure incurred during the development of a mine and the present value of future decommissioning costs.

Capitalized mine development costs include expenditure incurred to develop new orebodies, to define further mineralization in existing orebodies and to expand the capacity of a mine. Where funds have been borrowed specifically to finance a project, the amount of interest capitalized represents the actual borrowing costs incurred.

Depreciation, depletion and amortization of mine development costs are computed principally by the units-of-production method based on estimated proven and probable mineral reserves. Proven and probable mineral reserves reflect estimated quantities of economically recoverable reserves which can be recovered in the future from known mineral deposits.

Mine plant facilities are amortized using the lesser of their useful life or units-of-production method based on estimated proven and probable mineral reserves. Main shafts are depleted using the units-of-production method based on total proven and probable reserves as the shaft will be used over the life of the mine. Other infrastructure costs including ramps, stopes, laterals, etc. and ore reserve development are depleted using proven and probable reserves applicable to that specific area. When an area is vacated and there is no longer an intention to mine due to a change in mine plans, all costs that have not been depleted are written off.

Other fixed assets comprising vehicles and computer equipment, are depreciated by the straight-line method over their estimated useful lives as follows:

  vehicles up to five years; and
  computer equipment up to three years.

Acquired properties

Acquired properties are carried at amortized cost. Purchased undeveloped mineral interests are acquired mineral rights and are recorded as tangible assets as part of acquired properties. The amount capitalized related to a mineral interest represents its fair value at the time it was acquired, either as an individual asset purchase or as a part of a business combination. “Brownfield” stage mineral interests represent interests in properties that are believed to potentially contain other mineralized material, such as measured, indicated or inferred mineral resources with insufficient drill spacing to qualify as proven and probable mineral reserves, that is in proximity to proven and probable mineral reserves and within an immediate mine structure. “Greenfield” stage mineral interests represent interests in properties that are other mine-related or greenfields exploration potential that are not part of measured or indicated resources and are comprised mainly of material outside of a mine's infrastructure. The Company's mineral rights are enforceable regardless of whether proven and probable mineral reserves have been established. The Company has the ability and intent to renew mineral rights where the existing term is not sufficient to recover all identified and valued proven and probable mineral reserves and/or undeveloped mineral interests.

Both Brownfield properties and Greenfield mineral interests are carried at acquired costs until such time as a mineral interest enters the production stage and are amortized using the unit-of-production method based on estimated proven and probable mineral reserves.

Both Brownfield properties and Greenfield mineral interests are evaluated for impairment as held-for-use assets in accordance with the Company's asset impairment accounting policy. See Note 4.13.

4.11

Other mining costs

Other mining costs including repair and maintenance costs incurred in connection with major maintenance activities are charged to the income statement as incurred.

4.12

Goodwill and other intangibles

Goodwill

Where an investment in a subsidiary, joint venture or an associate is made, any excess of the purchase price over the fair value of the attributable mineral reserves including value beyond proven and probable, acquired properties and other net assets is recognized as goodwill.

Goodwill relating to subsidiaries is tested for impairment when indicators of impairment exist and is carried at cost less accumulated impairment losses. Potential impairment is identified by comparing the fair value of a reporting unit with its carrying amount. The fair value of a reporting unit is determined using an expected present value technique.

Gains and losses on the disposal of an entity include the carrying amount of goodwill relating to the entity sold. Goodwill is allocated to reporting units for the purpose of impairment testing.

Goodwill relating to incorporated joint ventures and associates is included within the carrying value of the investment in incorporated joint ventures and associates and tested for impairment when indicators exist. See Note 4.2.

The allocation of goodwill to an individual operating mine will result in an eventual goodwill impairment due to the wasting nature of the mine reporting unit. The Company performs its annual impairment review of assigned goodwill during the fourth quarter of each year.

Software

Software purchased, including direct costs associated with customization and installation of the software, is capitalized as other intangible assets.

Internally-developed software is capitalized when it meets the criteria for capitalization. Other software development expenditure is charged to the income statement as incurred. Software is amortized on a straight-line basis over its useful life which is determined to be the lesser of:

  the license period of the software;
  the period to the manufacturer's next announced upgrade that management intends to implement; or
  three years.

Useful lives are reviewed, and adjusted if appropriate, at the beginning of each financial year.

4.13

Asset impairment

The Company evaluates its held-for-use long lived assets for impairment when events or changes in circumstances indicate that the related carrying amount may not be recoverable. If the sum of estimated future cash flows on an undiscounted basis is less than the carrying amount of the related asset, including goodwill, if any, an asset impairment is considered to exist. The related impairment loss is measured by comparing estimated future cash flows on a discounted basis to the carrying amount of the asset. Management's estimate of future cash flows is subject to risk and uncertainties. It is therefore reasonably possible that changes could occur which may affect the recoverability of the group's mining assets. The Company records a reduction of a group of assets to fair value as a charge to earnings if expected future cash flows are less than the carrying amount. The Company estimates fair value by discounting the expected future cash flows using a discount factor that is commensurate with the risks involved, considering the term of the expected cash flows and any asset specific and country risks. In addition, an asset impairment is considered to exist where the fair value less costs to sell of an asset held for sale is below its carrying amount.

4.14

Borrowing costs

Interest on borrowings relating to the financing of major capital projects under construction is capitalized during the construction phase as part of the cost of the project. Such borrowing costs are capitalized over the period during which the asset is being acquired or constructed and borrowings have been incurred. Capitalization ceases when construction is interrupted for an extended period or when the asset is substantially complete. Other borrowing costs are expensed as incurred.

4.15

Leased assets

Assets subject to finance leases are capitalized at the lower of fair value or present value of minimum lease payments with the related lease obligation recognized at the same amount. Capitalized leased assets are depreciated over the shorter of their estimated useful lives and the lease term. Finance lease payments are allocated using the effective interest rate method, between the lease finance cost, which is included in finance costs, and the capital repayment, which reduces the liability to the lessor.

Operating lease rentals are charged against operating profits in a systematic manner related to the period the assets concerned will be used.

4.16

Provisions

Provisions are recognized when the Company has a present obligation, whether legal or constructive, as a result of a past event for which it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation.

Provisions are measured at the present value of management's best estimate of the expenditure required to settle the present obligation at the balance sheet date. The discount rate used to determine the present value reflects current market assessments of the time value of money and the risks specific to the liability.

4.17

Taxation

Current and deferred taxation is recognized as income or expense and included in the profit or loss for the period, except to the extent that the tax arises from a transaction or event which is recognized, in the same or a different period directly in equity; or a business combination that is an acquisition. See Note 4.22.

Current taxation is measured on taxable income at the applicable enacted statutory rates.

The Company's operation involves dealing with uncertainties and judgments in the application of complex tax regulations in multiple jurisdictions. The final taxes paid are dependent upon many factors, including negotiations with taxing authorities and resolution of disputes arising from federal, state, and international tax audits. A tax position is recognized in the financial statements when it is 'more-likely-than-not' that the tax position will be sustained upon examination by the relevant taxing authority based on the technical merits. The Company recognizes tax liabilities for anticipated tax audit issues in tax jurisdictions based on its estimate of whether, and the extent to which, additional taxes will be due. The Company recognizes interest and penalties, if any, in the income statement as part of taxation expense.

4.18

Asset retirement obligations and rehabilitation costs

The Company accounts for asset retirement obligations (“AROs”) in accordance with the FASB ASC guidance on accounting for asset retirement obligations.

AROs, also referred to as decommissioning costs, arise from the acquisition, development, construction and operation of mining property, plant and equipment, due to government controls and regulations that protect the environment on the closure and reclamation of mining properties. The fair value of a liability for an asset retirement obligation is recorded in the period in which it is incurred. When the liability is initially recorded, the cost is capitalized by increasing the carrying amount of the related long-lived asset. Over time, the liability is increased to reflect an interest element (accretion) considered in its initial measurement at fair value, and the capitalized cost is amortized over the useful life of the related asset. Where the obligation arises from activities that are operational in nature and does not give rise to future economic benefit, the capitalized cost is amortized in the period incurred. Upon settlement of the liability, a gain or loss will be recorded if the actual cost incurred is different from the liability recorded.

Rehabilitation costs and related liabilities are based on the Company's interpretation of current environmental and regulatory requirements.

Based on current environmental regulations and known rehabilitation requirements, management has included its best estimate of these obligations in its rehabilitation accrual. However, it is reasonably possible that the Company's estimates of its ultimate rehabilitation liabilities could change as a result of changes in regulations or cost estimates.

Environmental liabilities other than rehabilitation costs which relate to liabilities from specific events are accrued when they are known, probable and reasonably estimable.

4.19

Product sales

Revenue from product sales is recognized when:

  persuasive evidence of an arrangement exists;
  delivery has occurred or services have been rendered;
  the seller's price to the buyer is fixed or determinable; and
  collectability is reasonably assured.

The sales price, net of any taxes, is fixed on either the terms of gold sales contracts or the gold spot price.

4.20

Financial instruments

Financial instruments recognized on the balance sheet include investments, loans receivable, trade and other receivables, cash and cash equivalents, borrowings, derivatives, and trade and other payables. Financial instruments are initially measured at cost, including transaction costs, when the Company becomes a party to the contractual arrangements. Subsequent measurement of derivative instruments is dealt with below.

Derivatives

The Company accounts for derivative contracts in accordance with the FASB ASC guidance on accounting for derivative instruments and hedging activities, which requires all contracts that meet the definition of a derivative to be recognized on the balance sheet as either assets or liabilities and recorded at fair value. Gains or losses arising from remeasuring derivatives to fair value at each reporting period are accounted for either in the income statement or in accumulated other comprehensive income, depending on the use and designation of the derivative and whether it qualifies for hedge accounting. The key criterion which must be met in order to qualify for hedge accounting, is that the derivative must be highly effective in offsetting the change in the fair value or cash flows of the hedged item.

Contracts that meet the criteria for hedge accounting are designated as the hedging instruments hedging the variability of forecasted cash flows from capitalized expenditure and the sale of production into the spot market, and are classified as cash flow hedges. Where a derivative qualifies as the hedging instrument in a cash flow hedge, changes in fair value of the hedging instruments, to the extent effective, are deferred in accumulated other comprehensive income and reclassified to earnings as product sales or as an adjustment to depreciation expense pertaining to capital expenditure, when the hedged transaction occurs. The ineffective portion of changes in fair value of the cash flow hedging instruments is reported in earnings as gains or losses on non-hedge derivatives in the period in which they occur.

All other contracts not meeting the criteria for the normal purchases and sales exemption or hedge accounting are recorded at their fair market value, with changes in value at each reporting period recorded in earnings as gains or losses on non-hedge derivatives.

Cash flows from derivative instruments accounted for as cash flow hedges and non-hedge derivatives are included in net cash provided by operating activities in the consolidated statements of cash flows. Contracts that contain 'off-market' terms that result in the inflow of cash at inception are analogous to borrowing activities and, as such, are treated as financing activities. All current and future cash flows associated with such instruments are classified as financing activities within the consolidated statements of cash flows. Contracts that contain 'off-market' terms that result in the outflow of cash at inception are analogous to lending activities and, as such, are treated as investing activities. All current and future cash flows associated with such instruments are classified within the investing activities of the consolidated statements of cash flows.

The estimated fair values of derivatives are determined at discrete points in time based on relevant market information. These estimates are calculated with reference to the market rates using industry standard valuation techniques.

Certain derivative instruments are designated as hedges of foreign currency denominated borrowings and investments in foreign entities. This designation is reviewed at least quarterly, or as borrowing and investment levels change. The hedge amounts (to the extent effective) are recorded as an offset to the translation gains/losses being hedged.

4.21

Employee benefits

Pension obligations

Group companies operate various pension schemes. The schemes are funded through payments to insurance companies or trustee administered funds, determined by annual actuarial calculations. The Company has both defined benefit and defined contribution plans.

The current service cost in respect of defined benefit plans is recognized as an expense in the current year. Past service costs, experience adjustments, the effect of changes in actuarial assumptions and the effects of plan amendments in respect of existing employees are recognized as an expense or income as and when they arise. This method is applied consistently in each period end to all gains and losses.

The asset/liability recognized in the balance sheet in respect of defined benefit pension plans is the present value of the defined benefit obligation at the balance sheet date less the fair value of plan assets. The defined benefit obligation is calculated annually by independent actuaries using the projected unit credit method.

The contributions on defined contribution plans are recognized as employee benefit expense when due. Prepaid contributions are recognized as an asset to the extent that a cash refund or a reduction in the future payments is available.

4.21

Other post-employment benefit obligations

Some group companies provide post-retirement healthcare benefits. The expected costs of these benefits are accrued over the period of employment using an accounting methodology on the same basis as that used for defined benefit pension plans. These obligations are valued annually by independent qualified actuaries. Actuarial gains and losses arising in the plan are recognized as income or expense as and when they arise.

Termination benefits

The Company recognizes termination benefits when it is demonstrably committed to either: terminating the employment of current employees according to a detailed formal plan; or providing termination benefits as a result of an offer made to encourage voluntary redundancy based on the number of employees expected to accept the offer. Benefits falling due more than twelve months after balance sheet date are discounted to present value.

4.22

Deferred taxation

The Company follows the liability method of accounting for deferred taxation whereby the Company recognizes the tax consequences of temporary differences by applying enacted tax rates applicable to future years to differences between financial statement amounts and the tax bases of certain assets and liabilities. Changes in deferred taxation assets and liabilities include the impact of any tax rate changes enacted during the year. Principal temporary differences arise from depreciation on property, plant and equipment, derivatives, provisions and tax losses carried forward. A valuation allowance is recorded to reduce the carrying amounts of deferred taxation assets if it is more likely than not that such assets will not be realized.

4.23

Dividends

Dividends are recognized when declared by the board of directors. Dividends may be payable in Australian dollars, South African rands, United Kingdom pounds or Ghanaian cedis. Dividends declared to foreign stockholders are not subject to approval by the South African Reserve Bank in terms of South African foreign exchange control regulations. Dividends are freely transferable to foreign stockholders from both trading and non-trading profits earned in South Africa by publicly listed companies. Under South African law, the Company may declare and pay dividends from any reserves included in total shareholders' equity (including share capital and premium) calculated in accordance with International Financial Reporting Standards (“IFRS”), subject to the solvency and liquidity test per the Companies Act.

4.24

Earnings per share

Earnings and diluted earnings per share have been calculated, for each class of common stock outstanding, using the two class method which requires that basic net income (loss) per share is computed using the weighted average number of shares outstanding during the period. Diluted net income (loss) per share is computed using the weighted average number of Ordinary shares and, if dilutive, potential common shares outstanding during the period. The computation of the diluted income (loss) per share of Ordinary shares assumes the conversion of E Ordinary shares.

The rights, including the liquidation, voting and dividend rights, of holders of Ordinary shares and E Ordinary shares are identical. As a result, the undistributed earnings for each year are allocated based on the contractual participation rights of the Ordinary and E Ordinary shares as if the earnings for the year had been distributed. As only 50 percent of dividends are paid to E ordinary shareholders in cash (the remaining 50 percent reduces the exercise price of the E ordinary shares), the undistributed earnings are allocated between E ordinary shares and ordinary shares based on this proportionate basis. Further, as the Company assumes the conversion of E Ordinary shares in the computation of the diluted net income (loss) per share of Ordinary shares, the undistributed earnings are equal to net income (loss) for the computation.

4.25

Exploration and evaluation costs

The Company expenses all exploration costs until the directors conclude that a future economic benefit is more likely than not of being realized. In evaluating if expenditures meet this criterion to be capitalized, the directors utilize several different sources of information depending on the level of exploration. While the criteria for concluding that expenditure should be capitalized is always probable, the information that the directors use to make that determination depends on the level of exploration.

  Costs on greenfields sites, being those where the Company does not have any mineral deposits which are already being mined or developed, are expensed as incurred until the directors are able to demonstrate that future economic benefits are probable, which generally will be the establishment of proven and probable reserves at this location.

  Costs on brownfields sites, being those adjacent to mineral deposits which are already being mined or developed, are expensed as incurred until the directors are able to demonstrate that future economic benefits are probable, which generally will be the establishment of increased proven and probable reserves after which the expenditure is capitalized as a mine development cost.

  Costs relating to extensions of mineral deposits, which are already being mined or developed, including expenditure on the definition of mineralization of such mineral deposits, are capitalized as mine development costs.

Costs relating to property acquisitions are capitalized within development costs.

Drilling and related costs incurred on sites without an existing mine and on areas outside the boundary of a known mineral deposit that contain proven and probable reserves are recorded as exploration expenditures and are expensed as incurred.

Drilling and related costs incurred to define and delineate a residual mineral deposit that has not been classified as proven and probable reserves at a development stage or production stage mine are capitalized when management determines that there is sufficient evidence that the expenditure will result in a future economic benefit to the Company in the accounting period when the expenditure is made. Management evaluates whether or not there is sufficient geologic and economic certainty of being able to convert a residual mineral deposit into a proven and probable reserve at a development stage or production stage mine, based on the known geologic and metallurgy, existing mining and processing facilities, operating permits and environmental programs. Therefore prior to capitalizing such costs, management determines that the following conditions have been met:

a.       There is a probable future benefit;

b.       AngloGold Ashanti can obtain the benefit and control access to it; and

c.       The transaction or event giving rise to it has already occurred.

The Company understands that there is diversity in practice within the mining industry, in that some companies expense the drilling and related costs incurred to define and delineate residual mineral deposits that have not been classified as proven and probable reserves at a development stage or production stage mine. Had AngloGold Ashanti expensed such costs as incurred, net income, earnings per share and retained earnings would have been lower by the following amounts:

	2012	2011	2010
Net income ($ millions)	34	10	27
Earnings per share - basic (1)(cents)	9	3	7
Earnings per share - diluted (2)(cents)	8	2	7

Retained income - January 1 ($ millions)	123	113	86
Retained income - December 31 ($ millions)	157	123	113

(1) Impact per basic earnings per common share.
(2) Impact per diluted earnings per common share.

4.26

Stock-based compensation plans

The Company's management awards certain employees stock options on a discretionary basis.

The fair value of the stock-based payments is calculated at grant date using an appropriate model. For equity settled stock-based payments, the fair value is determined using a Black-Scholes method and expensed on a straight-line basis over the vesting period based on the group's estimate of shares that will eventually vest.

Option schemes which include non-market vesting conditions have been calculated using the Black-Scholes model. For all other stock-based payments to employees the fair value is determined by reference to the market value of the underlying stock at grant date adjusted for the effects of the relevant terms and conditions.

For schemes with non-market related vesting conditions, the likelihood of vesting has been taken into account when determining the income statement charge. Vesting assumptions are reviewed during each reporting period.

Stock options are subject to a three year vesting condition and their fair value is recognized as an employee benefit expense with a corresponding increase in Additional paid in capital over the vesting period. The proceeds received, net of any directly attributable transaction costs are credited to Common stock and Additional paid in capital when the options are exercised.

4.27

Recent pronouncements

Reporting of amounts reclassified out of accumulated other comprehensive income

In February 2013, the FASB issued guidance which requires additional disclosure of items reclassified from Accumulated Other Comprehensive Income (“AOCI”). An entity is required to provide information about the amounts reclassified out of AOCI by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of AOCI by the respective line items of net income. For public entities the amendments are effective prospectively for reporting periods beginning after December 15, 2012. Except for presentation changes, the Company does not expect the adoption of this guidance to have a material impact on the Company's financial statements.

Cumulative translation adjustments upon derecognition

In March 2013, the FASB issued guidance which indicates that a cumulative translation adjustment (“CTA”) is attached to the parent's investment in a foreign entity and should be released in a manner consistent with derecognition guidance on investments in entities. For public entities the guidance is effective prospectively for reporting periods beginning on or after December 15, 2013. The Company does not expect the adoption of this guidance to have a material impact on the Company's financial statements.

Costs and Expenses	12 Months Ended
Dec. 31, 2012
Costs and Expenses Abstract
Costs And Expenses
Employment severance costs
	2012	2011	2010
	$	$	$
South Africa	6	9	19
Continental Africa	1	3	1
Americas	3	3	3
	10	15	23

Employee severance costs were due to retrenchments reflecting downsizing and rationalization of operations resulting in a planned reduction in workforce.

	Interest expense
		2012	2011	2010
		$	$	$
	Finance costs on rated bonds and corporate notes (1)	74	56	38
	Finance costs on convertible bonds (2)	27	25	22
	Finance costs on mandatory convertible bonds (3)	47	47	13
	Finance costs on bank loans and overdrafts	18	10	19
	Unwinding of discount on convertible bonds	30	28	27
	Amortization of deferred loan fees (4)	15	7	20
	Capital lease charges	6	5	5
	Discounting of non-current trade and other debtors	5	-	6
	Other	3	3	1
		225	181	151
	Less : Amounts capitalized on qualifying assets	(12)	(3)	-
		213	178	151

(1)	On April 28, 2010, AngloGold Ashanti Holdings plc issued $1.0 billion of 10-year and 30-year unsecured notes. The issue consisted of $700 million of 10-year unsecured notes at a semi-annual coupon of 5.375 percent due 2020 and $300 million of 30-year unsecured notes at a semi-annual coupon of 6.5 percent due 2040. On July 30, 2012, AngloGold Ashanti Holdings plc issued $750 million 5.125 percent notes due 2022. See Note 18.

(2)	On May 22, 2009, AngloGold Ashanti Holdings Finance plc issued $732.5 million 3.5 percent guaranteed convertible bonds due May 2014, convertible into ADSs. See Note 18.

(3)	In September 2010, AngloGold Ashanti Holdings Finance plc issued $789 million of mandatory convertible bonds at a coupon rate of 6 percent due in September 2013. See Note 18.

(4)	Includes once-off charges of $6 million and $8 million related to the cancellation of debt facilities during 2012 and 2010, respectively.

	Impairment of assets

	Impairments are made up as follows:
		2012	2011	2010
		$	$	$
	South Africa
	Impairment of Great Noligwa(1)	42	-	-
	Impairment of abandoned development areas at Kopanang mine(2)	14	-	-
	Impairment of abandoned shaft pillar development at TauTona(3)	-	9	-
	Impairment and write-off of Savuka(4)	-	3	16
	Impairment and write-off of waste wash plant at Kopanang mine(5)	-	2	-
	Below 120 level at TauTona(6)	-	-	47
	Impairment of Tau Lekoa(7)	-	-	8
	Continental Africa
	Impairment and write-off of mine development at Siguiri(8)	14	-	-
	Impairment and write-off of mine infrastructure, development and assets at Obuasi(9)	296	-	-
	Impairment and write-off of vehicles and mining equipment at Obuasi mine	-	2	-
	Impairment of Iduapriem obsolete tailings storage facility(10)	-	-	8
	Impairment and write-off of vehicles and heavy mining equipment at Geita mine	-	-	5
	Impairment and write-off of tailings treatment plant at Obuasi mine(11)	-	-	3
	Americas
	Write-off of mining assets at Serra Grande	-	-	3
	Other
	Impairment and write-off of various minor tangible assets, mine infrastructure and equipment	1	1	1
		367	17	91

(1)	Due to a change in the mine plan during 2012, resulting from a reduction in reserves from abandonment of certain areas, grade factors and an increase in the cost of extraction, the carrying value of Great Noligwa was written down to an estimated fair value using a pre-tax discount rate of 13 percent.
(2)	Due to a change in the mine plan, certain development areas have been abandoned and are not expected to generate future cash flows.
(3)	Due to a change in the mine plan resulting from safety related concerns following seismic activity, the VCR shaft pillar and ore pass development have been abandoned and is no longer expected to generate future cash flows.
(4)	Due to a further change in the mine plan during 2011, the Savuka assets have been abandoned and are not expected to generate future cash flows.
(5)	The use of the waste wash plant was discontinued as it did not yield the desired benefit.
(6)	Due to a change in the mine plan resulting from safety related concerns following seismic activity, a portion of the below 120 level development has been abandoned and is not expected to generate future cash flows.
(7)	Following the classification of Tau Lekoa as held for sale in 2009, impairment testing was performed on the held for sale asset. As the estimated fair value less costs to sell did not support the carrying value, an impairment was recorded for held for sale assets. The sale of Tau Lekoa was concluded effective August 1, 2010.
(8)	Due to depleted reserves in the Sintroko, Kozan and Kintinia pits, costs previously capitalized are not expected to generate future cash flows. Certain areas were also abandoned due to safety-related concerns.
(9)	Due to a change in the mine plan, certain areas have been abandoned mainly due to depletion of reserves and assets in poor physical condition or considered obsolete were written-off.
(10)	The use of the tailings storage facility was discontinued as no further economic benefit is expected to be derived.
(11)	Due to safety related concerns the use of the tailings treatment plant was discontinued.

The following estimates and assumptions were used by management when reviewing goodwill and long-lived assets for impairment:

—	the gold price assumption represented management’s best estimate of the future price of gold. In arriving at the estimated long-term gold price, management considered all available market information including current prices, historical averages, and forward pricing curves. The long-term gold price is based on a range of economic and market conditions expected to exist over the remaining useful life of the assets; (1)
—	proven and probable ore reserves as well as value beyond proven and probable reserves estimates. For these purposes proven and probable ore reserves of approximately 74.1 million ounces (including joint ventures) as at December 31, 2012 were determined;
—	the real pre-tax discount rate is commensurate with the risks involved which is consistent with the basis used in 2011. The risk factors considered were country risk as well as asset risk for cash flows relating to mines that are not yet in production and deep level mining projects. The country risk factor was based on the Company’s internal assessment of country risk relative to the issues experienced in the countries in which it operates and explores;
—	foreign currency cash flows were translated at estimated forward exchange rates and then discounted using appropriate discount rates for that currency; and
—	cash flows used in impairment calculations were based on life of mine plans.

Estimates and assumptions used by management included the following:

		2012	2011	2010
		$ per ounce	$ per ounce	$ per ounce
(1)	Long-term real gold price	1,584	1,530	1,113

When reviewing goodwill and other long-lived assets for impairment, AngloGold Ashanti's assumption on gold price represents its best estimate of the future price of gold. In arriving at the estimated long-term gold price, AngloGold Ashanti considers all available market information including current prices, historical averages, and forward pricing information and data. The long term gold price of $1,584 per ounce in 2012 and $1,530 per ounce in 2011, were based on a range of economic and market conditions, which were expected to exist over the remaining useful life of the assets.

AngloGold Ashanti considers the long term fundamentals that provide support to the gold price assumption. These include, amongst other things, gold as a long term store of value, hedge against inflation, safe haven status, strong physical demand from emerging markets, central bank purchases, quantitative easing and devaluation of paper currency, falling global mine production and rising costs of producing gold, all of which represent significant and enduring trends supportive of AngloGold Ashanti's gold price assumption.

The actual gold price averaged $1,668 per ounce in 2012 and $1,572 per ounce in 2011. The gold price in 2013 has been subject to volatile short term swings and has averaged $1,632 per ounce in the first quarter of 2013 and closed at $1,404 per ounce on April 19, 2013.

AngloGold Ashanti will continue to monitor the underlying long term factors driving the gold price and will review its gold price assumption, should it consider it appropriate to do so. Should the gold price assumption used in 2012 be revised significantly downward for any reason (by more than 10 percent), goodwill related to Mine Waste Solutions and long-lived assets related to Great Noligwa are most vulnerable to impairment.

Furthermore, should the gold price fall and remain at such lower levels, management will consider, in addition to other mitigating factors, reviewing and amending the life of mine plans to reduce expenditures, optimize costs and increase cash flows in respect of its mining assets.

The real pre-tax discount rates applied in the 2012 impairment calculations on reporting units with significant assigned goodwill were as follows:

Percentage
Australasia
Sunrise Dam	6.1%
Americas
Cripple Creek & Victor	8.2%

In addition to the gold price and discount rate assumptions described above, the factors affecting the estimates include:

  changes in proven and probable ore reserves as well as value beyond proven and probable reserves;
  the grade of ore reserves as well as value beyond proven and probable reserves may vary significantly from time to time;
  differences between actual commodity prices and commodity price assumptions;
  unforeseen operational issues; and
  changes in capital, operating mining, processing and reclamation costs and foreign exchange rates.

	Environmental rehabilitation obligations
	Long-term environmental obligations comprising decommissioning and restoration are based on the Company’s environmental management plans, in compliance with the current environmental and regulatory requirements.

		$
	The following is a reconciliation of the total liabilities for asset retirement obligations:

	Balance as at December 31, 2011	653
	Additions to liabilities	14
	Liabilities settled	(21)
	Accretion expense	33
	Change in assumptions(1)	50
	Other movements	1
	Acquisition of subsidiary(2)	37
	Translation	(9)
	Balance as at December 31, 2012	758

(1)	Revisions relate to an overall average change in mine plans resulting in accelerated cash flows, change in economic assumptions, discount rates and changes in design of tailings storage facilities. These liabilities are anticipated to unwind beyond the end of the life of mine.

(2)	Acquisition of First Uranium (Pty) Limited during July 2012. See Note 3.

These liabilities mainly relate to obligations at the Company’s active and inactive mines to perform reclamation and remediation activities in order to meet applicable existing environmental laws and regulations.

Certain amounts have been contributed to rehabilitation trusts and an environmental protection bond under the Company's control. The monies in the trusts and bond are invested primarily in interest bearing debt securities and cash and are included in Other long-term assets in the Company’s consolidated balance sheet. Cash balances held in the trusts and bond are classified as restricted cash and are included in Other long-term assets in the Company’s consolidated balance sheet. As at December 31, the carrying amounts and estimated fair values of balances held in the trusts and bond were as follows:

	December 31, 2012		December 31, 2011
	Carrying		Carrying
	amount	Fair value	amount	Fair value
	$	$	$	$

Securities	115	119	111	114
Cash	28	28	22	22
	143	147	133	136

Operating lease charges

Operating lease rentals are charged against income in a systematic manner related to the period the leased property will be used. Lease charges relate mainly to the hire of plant and machinery and other land and buildings.

Operating leases for plant and machinery are for contracts entered into with mining contractors. The contracts are for specified periods and include escalation clauses. Renewals are at the discretion of the respective operating mine. Certain contracts include the provision of penalties payable on early exiting or cancellation.

Rental expense(1)
	2012	2011	2010
	$	$	$

Comprising of:
Minimum rentals	42	29	23

(1)Included in production costs for each period presented.

Future minimum rental payments are:
2013	22
2014	3
2015	2
2016	1
2017	1
Thereafter	3
	32

	Loss/(profit) on sale of assets, realization of loans, indirect taxes and other
		2012	2011	2010
		$	$	$
	Indirect tax expenses and legal claims(1)	40	6	17
	Mining contractor termination and settlement costs(2)	21	-	1
	Impairment of investments	16	21	2
	Loss on disposal of land, equipment and assets, mineral rights, exploration properties and other	14	8	19
	Reassessment of other receivables	1	(1)	9
	Royalties received(3)	(23)	(79)	(8)
	Profit on disposal of AGA-Polymetal Strategic Alliance(4)	(20)	-	-
	Profit on partial disposal of Rand Refinery Limited(5)	(14)	-	-
	Black economic empowerment transaction restructuring costs for Izingwe Holdings (Proprietary) Limited	-	7	-
	Insurance claim recovery on capital items at Obuasi	-	(3)	-
	Profit on disposal of the Company's subsidiary ISS International Limited(6)	-	(2)	-
	Mandatory convertible bonds underwriting and professional fees	-	-	26
	Loss on sale of Tau Lekoa Gold mine(7)	-	-	7
	Profit on disposal of investments(8)	-	-	(52)
	Net insurance claim recovery(9)	-	-	(19)
	Recovery on consignment inventory	-	-	(5)
		35	(43)	(3)

(1)	Indirect taxes and legal claims are in respect of:
	Colombia	16
	Guinea	11	9	10
	Ghana	11	5
	United States of America	3
	Brazil	1	(1)
	Argentina	(1)	2
	Namibia	(1)	1
	Tanzania		(10)	6
	South Africa			1

(2)	Mining contractor termination and settlement costs include:
	Mining and Building Contractors Limited ("MBC") termination costs at Obuasi	17
	Contract settlement costs at Siguiri	4
	Contractor termination costs at Geita			1

(3)	Royalties received include:
	Newmont Mining Corporation (2009 sale of Boddington Gold mine)	(18)	(38)	(4)
	Franco Nevada Corporation (2011 sale of royalty stream in Ayanfuri mine)		(35)
	Simmers & Jack Mines Limited (2010 sale of Tau Lekoa Gold mine)	(5)	(5)	(3)
	Other royalties		(1)	(1)

(4)	On February 8, 2012, the transaction to dispose of the AGA-Polymetal Strategic Alliance consisting of AGA-Polymetal Strategic Alliance Management Company Holdings Limited, Amikan Holding Limited, AS APK Holdings Limited, Imitzoloto Holdings Limited and Yeniseiskaya Holdings Limited to Polyholding Limited was completed. These assets were fully impaired as at December 31, 2011.

(5)	On December 3, 2012, the Company disposed of a 5 percent stake in Rand Refinery Limited. See Note 3.

(6)	ISS International Limited ("ISSI") was classified as held for sale in 2010. The sale was concluded on February 28, 2011.

(7)	The sale of Tau Lekoa Gold mine was concluded effective August 1, 2010.

(8)	Profit on disposal of investments include:
	B2Gold Corporation (Colombia)			(45)
	Red 5 Limited (Australia)			(7)

(9)	Includes business interruption insurance following a seismic event which resulted in the suspension of operations at Savuka Gold mine (in South Africa) during 2009. The Company recovered $46 million from its insurers. Amounts received included:
	Business interruption recoveries			(19)
	Reimbursement of costs (included in Production costs)			(16)

Non-hedge derivative (gain)/loss and movement on bonds

Non-hedge derivative (gain)/loss
	2012	2011	2010
	$	$	$
(Gain)/loss on non-hedge derivatives	(93)	(83)	703

The net gain recorded for the year ended December 31, 2012 relates to the fair value movements of the conversion features of convertible bonds amounting to $83 million (see Note 18), movements on other commodity contracts and the revaluation of non-hedge derivatives resulting from changes in the prevailing forward gold price, exchange rates, interest rates and volatilities during the year, amounting to a gain of $10 million.

The net gain recorded for the year ended December 31, 2011 mainly relates to the fair value movements of the conversion features of convertible bonds amounting to $84 million (see Note 18).

During 2010, the Company eliminated its gold hedge book. The loss of scheduled hedge book maturities during 2010 was $277 million. Loss on non-hedge derivatives includes a realized loss of $2,698 million relating to the final tranche of the accelerated hedge buy-back that commenced in September 2010 and was concluded on October 7, 2010. The final phase of the hedge restructuring was funded with proceeds from the equity offering (see Note 21) and the three-year mandatory convertible bonds (see Note 18) issued in September, as well as cash from internal sources and debt facilities.

Effects of the accelerated hedge settlements

	2012	2011	2010
	$	$	$
Accelerated hedge settlement of non-hedge derivatives	-	-	2,698
Previously designated NPSE contracts	-	-	405
Other non-hedge derivative contracts	-	-	2,293

As a result of the accelerated cash settlement of the normal purchase and sale exempted (“NPSE”) contracts during July 2009, the FASB ASC guidance on derivatives and hedging necessitated a review of the continuing designation of, and accounting treatment for, the remaining NPSE contracts that were not part of the accelerated settlement. Management concluded, in accordance with the provisions of the FASB ASC guidance, to re-designate all remaining NPSE contracts as non-hedge derivatives and to account for such contracts at fair value on the balance sheet with changes in fair value accounted for in the income statement.

The hedge buy-back and re-designation of contracts effected in 2009 resulted in an increase in current non-hedge derivative liabilities and a consequential loss on non-hedge derivatives. During 2010, all the contracts that were previously designated as NPSE were closed out and recorded as a non-hedge derivative loss.

Movement on bonds
	2012	2011	2010
	$	$	$
Fair value (gain)/loss on mandatory convertible bonds (See Note 18)	(172)	(113)	83

Related Party Transactions Disclosure	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions

RELATED PARTY TRANSACTIONS

The Company had the following transactions with related parties during the years ended December 31, 2012, 2011 and 2010:

	December 31, 2012		December 31, 2011		December 31, 2010
	Purchases (by)/from related party	Amounts owed to/(by) related party	Purchases (by)/from related party	Amounts owed to/(by) related party	Purchases (by)/from related party
(in millions)	$	$	$	$	$
Purchases of goods and services (by)/from equity accounted joint ventures and associates
Margaret Water Company	4	-	6	-	3
Societe d'Exploitation des Mines d'Or de Sadiola S.A.	(14)	(2)	(12)	(2)	(8)
Societe d'Exploitation des Mines d'Or de Yatela S.A.	(1)	-	(2)	(1)	(3)
Societe des Mines de Morila S.A.	(3)	-	(4)	-	(8)
Trans-Siberian Gold plc	-	-	-	-	1
	(14)	(2)	(12)	(3)	(15)

	Amounts due by joint venture and associate related parties arising from purchases of goods and services are unsecured and non-interest bearing. See Note 10.

	As at December 31, 2012 and 2011, there are no outstanding balances arising from purchases of goods and services owed to related parties.

	Loans due by equity accounted joint ventures and associates included in Other long-term assets

		2012	2011
		$	$
	Oro Group (Proprietary) Limited (1)	2	1
	AuruMar (Proprietary) Limited (joint venture) (2)	2	5
	Societe d'Exploitation des Mines d'Or de Sadiola S.A. (joint venture) (3)	36	-
	Societe d'Exploitation des Mines d'Or de Yatela S.A. (joint venture) (4)	-	-
	Trans-Siberian Gold plc (5)	-	3
	Thani Ashanti Alliance Limited (joint venture) (6)	-	20

(1)	The loan bears a market related interest rate determined by the Oro Group (Proprietary) Limited’s board of directors and is repayable at its discretion.

(2)	The loan is interest free and has no fixed terms of repayment.

(3)	The loan is repayable on demand and bears interest at a margin of 2 percent over the London Interbank Offered Rate ("LIBOR") per annum.

(4)	A loan of $12 million granted during 2012 was fully impaired during the year. The loan, included in the carrying amount of the joint venture, was repayable on demand and carried interest at a margin of 2 percent over LIBOR per annum.

(5)	The loan was unsecured, carried interest at 8 percent per annum and was converted into ordinary shares during April 2012.

(6)	The loan was repayable in December 2012 but due to non-payment it was fully impaired. A write-off of $37 million is included in equity income in associates.

	There are no allowances for credit losses relating to the loans described above. Credit quality of loans is monitored on an ongoing basis.

	As at December 31, 2012 and 2011, there are no outstanding balances arising from loans owed to related parties.

Income Tax	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Tax

		2012	2011	2010
		$	$	$
Income/(loss) from continuing operations before income tax and equity income in associates was derived from the following jurisdictions:
	South Africa	363	813	203
	Continental Africa	316	745	391
	Australasia	(16)	(25)	(149)
	Americas	627	690	282
	Other, including Corporate and Non-gold producing subsidiaries (1)	(79)	(102)	(346)
		1,211	2,121	381

(1)	The decrease in 2011 over 2010 is mainly due to fair value movements on the mandatory convertible and rated bonds.

(Charge)/benefit for income taxes attributable to continuing operations is as follows:

Current:
	South Africa(1)	(70)	(128)	106
	Continental Africa(2)	(218)	(146)	(81)
	Australasia(3)	10	-	(36)
	Americas(4)	(131)	(124)	(106)
	Other	(5)	(8)	-
Total current		(414)	(406)	(117)

(1)	The lower tax charge in 2012 is mainly due to the lower earnings as a result of safety stoppages and the unprotected strike action at the South African operations. The increase in the tax charge in 2011 is mainly due to higher income and non-hedge derivative losses having been fully utilized during the year. The tax benefit in 2010 is mainly related to tax benefits on losses relating to the early hedge settlement and tax benefits relating to prior years.

(2)	The increase in the tax charge in 2012 is mainly due to withholding taxes on dividends and higher earnings at Geita from an improved gold price, whilst 2011 was lower due to the utilization of tax losses. The higher taxes relative to lower earnings is mainly due to the impairment and write-off of assets at Obuasi of $296 million, the tax benefit of which is reflected under deferred taxes.

(3)	The tax credit in 2012 is due to an adjustment related to the 2011 tax assessment. The lower tax charge in 2011 is due to lower earnings resulting from flooding and the ramp failure which severely affected all aspects of the operation at Sunrise Dam during 2011.

(4)	The increase in the tax charge in 2012 is mainly due to Annual Minimum Tax payable by Cripple Creek & Victor in North America. The increase in the tax charge in 2011 mainly relates to higher earnings in line with the improved gold price.

Mining tax on mining income in South Africa is determined according to a formula which adjusts the tax rate in accordance with the ratio of profit to revenue from operations. This formula also allows an initial portion of mining income to be free of tax. Non-mining income is taxed at a standard rate.

Deferred:
South Africa(1)	86	(212)	(119)
Continental Africa(2)	14	(93)	(19)
Australasia	(6)	4	(1)
Americas(3)	(21)	2	(1)
Other	1	-	2
Total deferred	74	(299)	(138)

Total income and mining tax expense	(340)	(705)	(255)

(1) The lower tax charge in 2012 includes a tax benefit of $134 million resulting from changes in enacted statutory tax rates and $8 million from changes in estimated deferred taxation rate. The increase in the tax charge in 2011 is mainly due to the reversal of deferred tax credits on losses utilized. The tax charge in 2010 included the reversal of deferred tax on unrealized non-hedge derivative losses.

(2) The decrease in the tax charge in 2012 is mainly due to tax credits on impairments at Obuasi of $89 million, partly offset by the increase in enacted statutory taxation rate change in Ghana (capped at 30 percent in terms of a special tax rate Stability Agreement) of $62 million. The increase in the tax charge in 2011 is mainly due to the reversal of deferred tax credits from the utilization of tax losses at Geita.

(3) The lower deferred tax charge is partly due to deferred tax credits arising from a corporate restructuring of Serra Grande of $59 million.

Estimated deferred taxation rates in South Africa reflect the future anticipated taxation rates at the time temporary differences reverse.

During 2012, 2011 and 2010, deferred taxation in South Africa was provided at the future anticipated taxation rates ranging as follows:

	2012	2011	2010
Maximum anticipated deferred taxation rate	30%	39%	38%
Minimum anticipated deferred taxation rate	28%	36%	35%

The effect of the change in estimated deferred taxation rate in South Africa on the results for 2012, 2011 and 2010 were as follows:

	Year ended December 31
	2012			2011			2010
	Impact	Per basic and diluted common share	(a)(b)	Impact	Per basic and diluted common share	(a)(b)	Impact	Per basic and diluted common share	(a)(b)
	$	cents		$	cents		$	cents
Net benefit/(expense)	8	2		(11)	(3)		8	2

(a)	Per basic and diluted ordinary and E ordinary shares.
(b)	The calculation of diluted earnings per common share did not assume the effect of the following number of shares as their effects are anti-dilutive.

					2012		2011	2010
Issuable upon the exercise of convertible bonds					-		-	33,524,615

Unutilized tax losses
Unutilized tax losses as at December 31, 2012, 2011 and 2010 amounted to:
		2012	2011	2010
		$	$	$

Unutilized tax losses(1)(2)		691	469	1,356

(1)	Increase in unutilized operating loss carryforwards in 2012 mainly relates to Colombia and Brazil. Decrease in unutilized operating loss carryforwards in 2011 over 2010 are due to utilization of losses in South Africa, Tanzania, North America and Brazil.

(2)	The prior period comparatives have been adjusted to include unutilized tax losses in Colombia of $148 million and $156 million for 2011 and 2010, respectively.

Unutilized operating loss carryforwards remaining to be used against future profits can be split into the following periods:

	Within one year	143
[1]	Within one and two years	93
	Within two and five years	111
	In excess of five years	344
		691

Reconciliation between corporate income tax and statutory income tax is as follows:
	2012	2011	2010
	$	$	$
Corporate income tax at statutory rates	(339)	(742)	(133)
Formula variation in mining taxation rate	8	(7)	-
Disallowable items(1)	(38)	(37)	(89)
(Increase)/reversal of valuation allowances(2)	(17)	42	6
Effect of income tax rates of other countries	(38)	50	(46)
Impact of change in estimated deferred taxation rate	8	(11)	8
Impact of change in statutory taxation rate	72	-	-
Other	4	-	(1)

Total income and mining tax expense	(340)	(705)	(255)

(1) Disallowable items include the impact of hedge losses in non-taxable jurisdictions and share expense costs.

(2) The prior period comparatives have been adjusted to include unutilized tax losses in Colombia.

Deferred taxation liabilities and assets on the balance sheet as at December 31, 2012 and 2011, relate to the following:

	2012 $	2011 $

Deferred tax liabilities:
Depreciation, depletion and amortization	1,578	1,611
Product inventory not taxed	58	24
Derivatives	2	8
Other	15	5
Total	1,653	1,648
Deferred tax assets:
Provisions, including rehabilitation accruals	(465)	(389)
Derivatives	(1)	(1)
Other	(18)	(28)
Tax loss carry forwards (1)	(220)	(118)
Total	(704)	(536)
Less: Valuation allowances (1)	115	56
Total	(589)	(480)

Disclosed as follows:
Long-term portion deferred taxation assets	39	14
Short-term portion deferred taxation assets	74	75

Long-term portion deferred taxation liabilities	1,157	1,242
Short-term portion classified as other current liabilities. See Note 17.	20	15

(1) The prior period comparatives have been adjusted to include unutilized tax losses in Colombia.

The classification of deferred taxation assets is based on the related asset or liability creating the deferred taxation. Deferred taxes not related to a specific asset or liability are classified based on the estimated period of reversal. As at December 31, the Company's losses in South Africa, on which deferred tax had been provided at the anticipated tax rate to be utilized are noted as follows:

	2012	2011
South Africa
Losses ($ millions)	2	3

Deferred tax at the anticipated tax rate to be utilized (percent)	29	37

Unremitted earnings of foreign subsidiaries and foreign incorporated joint ventures

Provision has been made for South African income tax or foreign taxes that may result from future remittances of undistributed earnings of foreign subsidiaries or foreign corporate joint ventures, where the group is able to assert that the undistributed earnings are not permanently reinvested. In all other cases, the foreign subsidiaries reinvest the undistributed earnings into future capital expansion projects, maintenance capital and ongoing working capital funding requirements. In the event that the Company repatriated these earnings, income taxes and withholding taxes may be incurred. The determination of such taxes is subject to various complex calculations and accordingly, the Company has determined that it is impractical to estimate the amount of the deferred tax liability on such unremitted earnings. The amounts of these unremitted earnings are as follows:

	2012	2011
	$	$
Unremitted earnings as at December 31	1,649	1,812

Analysis of valuation allowances

The movement in valuation allowances for the three years in the period ended December 31, is summarized as follows:

	Balance at beginning of period	Movement (1)	Balance at end of period
	$	$	$
Year ended December 31, 2012
- Valuation allowance	56	59	115
Year ended December 31, 2011
- Valuation allowance	177	(121)	56
Year ended December 31, 2010
- Valuation allowance	194	(17)	177

(1)	The prior period comparatives have been adjusted to include valuation allowances in Colombia of $49 million and $52 million for 2011 and 2010, respectively.

The deferred tax assets for the respective periods were assessed for recoverability and, where applicable, a valuation allowance recorded to reduce the total deferred tax asset to an amount that will, more-likely-than-not, be realized. The valuation allowance relates primarily to certain net operating loss carryforwards, tax credit carryforwards and deductible temporary differences for which it is more-likely-than-not that these items will not be realized.

Although realization is not assured, the Company has concluded that it is more-likely-than-not that the deferred tax assets for which a valuation allowance was determined to be unnecessary will be realized based on the available evidence, including scheduling of deferred tax liabilities and projected income from operating activities. The amount of the net deferred tax assets considered realizable, however, could change in the near term if actual future income or income tax rates differ from that estimated, or if there are differences in the timing or amount of future reversals of existing taxable or deductible temporary differences.

Uncertain tax positions

A reconciliation of the beginning and ending amount of unrecognized tax benefits, is as follows:

		2012	2011
		$	$

Balance at January 1,		78	52
Additions for tax positions of prior years		17	38
Reductions for tax position of prior years		-	(3)
Translation		(2)	(9)
Balance at December 31,		93	78

Unrecognized tax benefits are summarized as follows:

Recognized as a reduction of deferred tax assets		40	29
Recognized in other non-current liabilities (See Note 17) (1)		53	49
Balance at December 31,		93	78

(1)	Unrecognized tax benefits which, if recognized, would affect the Company's effective tax rate.

The Company’s continuing practice is to recognize interest and penalties related to unrecognized tax benefits as part of its income tax expense. For the years ended and as at December 31, interest recognized and interest accrued amounted to:

	2012	2011	2010
	$	$	$

Interest recognized	3	5	2
Interest accrued as at December 31	14	12	8

As at December 31, 2012, the Company's South African tax assessments for the years 2004 – 2012 remain open to scrutiny by the South African Revenue Service.

In other jurisdictions, the revenue system is based on a self-assessment process, all tax filings due by December 31, 2012 have been filed, and the self-assessed position recorded in the consolidated financial statements. The legislation of individual jurisdictions provides for different periods for the authorities to review the filings with specified expiry dates. The Company is disputing assessments received in some jurisdictions where it operates and these arguments are under consideration by the authorities. Based on current legal advice, the Company does not expect the resolution will significantly affect the Company's consolidated financial statements.

Earnings Per Share	12 Months Ended
Dec. 31, 2012
Earnings Per Share
Earnings Per Share
	2012	2011	2010
	$	$	$
The following table sets forth the computation of basic and diluted income per share (in millions, except per share data):

Ordinary shares undistributed income	612	1,289	45
E Ordinary shares undistributed income	2	5	-
Total undistributed income	614	1,294	45

Ordinary shares distributed income	214	131	67
E Ordinary shares distributed income	1	-	-
Total distributed income(1)	215	131	67

Numerator - Net income

Attributable to Ordinary shares	826	1,420	112
Attributable to E Ordinary shares	3	5	-
Total attributable to AngloGold Ashanti	829	1,425	112

In calculating diluted income per ordinary share, the following were taken into consideration:

Income attributable to equity shareholders	826	1,420	112
Interest expense on convertible bonds	74	72	-
Amortization of issue cost and discount on convertible bonds	32	31	-
Fair value adjustment on convertible bonds included in income	(255)	(197)	-
Income used in calculation of diluted earnings per ordinary share	677	1,326	112

Denominator for basic income per ordinary share
Ordinary shares	382,757,790	381,621,687	367,664,700
Fully vested options(2)	1,616,239	1,389,122	1,023,459
Weighted average number of ordinary shares	384,374,029	383,010,809	368,688,159

Effect of dilutive potential ordinary shares
Dilutive potential of stock incentive options	1,840,199	1,572,015	1,569,606
Dilutive potential of convertible bonds(3)	33,524,615	33,524,615	-
Dilutive potential of E Ordinary shares(4)	-	-	-

Denominator for diluted income per share – adjusted weighted average number of ordinary shares and assumed conversions	419,738,843	418,107,439	370,257,765

Weighted average number of E Ordinary shares used in calculation of basic and diluted income per E Ordinary share	2,392,316	2,950,804	3,182,662

	Income per share attributable to AngloGold Ashanti common stockholders (cents)

	Net income per share
	Ordinary shares(5)	215	371	30
	E Ordinary shares	108	185	15
	Ordinary shares – diluted	161	317	30
	E Ordinary shares – diluted(6)	84	160	15

(1)	Withholding tax on dividends and other distributions to shareholders of 15 percent became effective on April 1, 2012. The withholding tax, which was announced by the South African government on February 21, 2007, replaced the Secondary Tax on Companies.

(2)	Compensation awards are included in the calculation of basic income per common share from when the necessary conditions have been met, and it is virtually certain that shares will be issued as a result of employees exercising their options.

	The calculation of diluted income per common share did not assume the effect of the following number of shares as their effects are anti-dilutive:

(3)	Issuable upon the exercise of convertible bonds			33,524,615
(4)	Issuable upon the conversion of E Ordinary shares	246,665	343,716

(5)	The mandatory convertible bonds issued during 2010 are not included in basic income per common share as they contain features that could result in their settlement in cash and therefore do not meet the definition of an equity instrument.

(6)	The prior period comparatives have been adjusted to take into account the earnings effect of the convertible bonds.

	The effect of rounding may result in computational differences.

Restricted Cash	12 Months Ended
Dec. 31, 2012
Restricted Cash And Investments [Abstract]
Restricted Cash

	2012	2011
	$	$

Cash classified as restricted for use comprise of the following:

Cash restricted by prudential solvency requirements	11	9
Cash balances held by the Tropicana project	23	22
Other	1	4
	35	35

Long-term restricted cash balances are included in Other long-term assets (See Note 15).

Other Receivables	12 Months Ended
Dec. 31, 2012
Accounts Notes Loans And Financing Receivable Gross Allowance And Net [Abstract]
Other Receivables [Text Block]
	2012	2011
	$	$

Other receivables include:

Prepayments and accrued income	86	80
Interest receivable	1	3
Related parties. See Note 6.	2	3
Exploration debtors	4	7
Royalties receivable	-	14
Short-term loans	45	12
Deferred loan fees	2	5
Other debtors	5	11
	145	135

Inventories	12 Months Ended
Dec. 31, 2012
Inventory Disclosure [Abstract]
Inventories
	2012	2011
	$	$

Short-term:

Metals in process	267	189
Gold on hand (doré/bullion)	91	94
Ore stockpiles	512	454
Uranium oxide and sulfuric acid	11	24
Supplies	412	296
	1,293	1,057
Less: Materials on the leach pad(1)	(128)	(98)
	1,165	959
(1) Short-term portion relating to heap leach inventory classified separately, as materials on the leach pad.

Long-term:

Metals in process		445	393
Ore stockpiles(2)		180	31
		625	424
Less: Materials on the leach pad(3)		(445)	(393)
		180	31
(2)	Includes long-term ore stockpiles of First Uranium (Pty) Limited acquired on July 20, 2012.
(3)	Long-term portion relating to heap leach inventory classified separately, as materials on the leach pad.

The aggregate write-down of inventory to reduce the carrying value to net realizable value for the years ended December 31 were as follows:

	2012	2011	2010
	$	$	$

Inventory write-downs (included in production costs)	5	4	21

Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment, Net Abstract
Property Plant And Equipment

	2012	2011
	$	$

Mine development	7,185	6,652
Buildings and mine infrastructure	4,686	3,613
Mineral rights and dumps	916	1,023
Assets under construction	1,074	522
Land	51	41
	13,912	11,851
Accumulated depreciation, depletion and amortization	(6,677)	(5,728)
Net book value December 31,	7,235	6,123

Net book value of mining assets encumbered by capital leases (See Note 18).	59	67

Acquired Properties, Net	12 Months Ended
Dec. 31, 2012
Mineral Properties Net [Abstract]
Acquired Properties

	2012	2011
	$	$

Acquired properties, at cost	1,976	2,010
Accumulated amortization	(1,228)	(1,231)
Net book value December 31,	748	779

Goodwill and Other Intangibles	12 Months Ended
Dec. 31, 2012
Goodwill And Intangible Assets Disclosure [Abstract]
Goodwill And Other Intangible Assets

Goodwill
The carrying amount of goodwill by reporting unit as of December 31, 2012 and 2011 and changes in the carrying amount of goodwill are summarized as follows:

	South Africa	Americas	Australasia	Continental Africa	Total
	$	$	$	$	$

Balance at January 1, 2011	-	18	151	11	180
Translation	-	-	2	-	2
Balance at December 31, 2011	-	18	153	11	182
First Uranium (Pty) Limited acquisition (1)	9	-	-	-	9
Translation	-	-	2	-	2
Balance at December 31, 2012	9	18	155	11	193

(1)	See Note 3.

Net carrying amount of goodwill as at December 31, 2012 and 2011 is reconciled as follows:

- Gross carrying amount	9	18	155	310	492
- Accumulated impairment losses	-	-	-	(299)	(299)
Net carrying amount as at December 31, 2012	9	18	155	11	193

- Gross carrying amount	-	18	153	310	481
- Accumulated impairment losses	-	-	-	(299)	(299)
Net carrying amount as at December 31, 2011	-	18	153	11	182

Other intangibles, net
	Royalty rate concession agreement (2)	Software and licenses (3)	Service agreements	Total
	$	$	$	$

Gross carrying value at January 1, 2011	30	-	-	30
Additions	-	16	-	16
Accumulated amortization	(15)	-	-	(15)
Balance at December 31, 2011	15	16	-	31

Gross carrying value at January 1, 2012	30	16	-	46
Additions	-	78	7	85
Accumulated amortization	(17)	-	-	(17)
Translation	-	(2)	-	(2)
Balance at December 31, 2012	13	92	7	112

(2)	The government of Ghana agreed to a concession on royalty payments at a fixed rate of 3 percent per year for a period of fifteen years from 2004.

(3)	During 2011, the Company undertook the implementation of an Enterprise Resource Plan ("ERP") system. Phase 1 of the ERP was brought into use in February 2013.

The royalty rate concession, software and licenses and service agreements are amortized on a straight line basis with nil residual value. The amortization expense included in the consolidated statements of income were as follows:

		2012	2011	2010
		$	$	$

Royalty rate concession amortization expense		2	2	2
Software and licenses amortization expense (4)		-	-	-
Service agreements amortization expense (5)		-	-	-

(4)	No amortization expense was recorded for purchased software and licenses as these have not been brought into use.
(5)	Less than $1 million in 2012.

Based on carrying value at December 31, 2012, the estimated aggregate amortization expense for each of the next five years is as follows:

	Royalty rate concession agreement	Software and licenses	Service agreements
	$	$	$

2013	2	28	1
2014	2	31	1
2015	2	31	1
2016	2	2	1
2017	2	-	1

Other Long-Term Assets	12 Months Ended
Dec. 31, 2012
Other Assets Noncurrent [Abstract]
Other Long-Term Assets
	2012	2011
	$	$

Investments in associates - unlisted	63	5
Investments in associates - listed	18	15
Investments in equity accounted joint ventures	972	671
Carrying value of equity method investments	1,053	691

Investment in marketable equity securities – available for sale	69	82
Investment in marketable debt securities – held to maturity	7	8
Investment in non-marketable equity securities – available for sale	2	9
Investment in non-marketable assets – held to maturity	3	2
Investment in non-marketable debt securities – held to maturity	86	85
Restricted cash	29	23
Other non-current assets	111	101
	1,360	1,001

	Investments in associates
			December 31,	December 31,
			2012	2011
			percentage held	percentage held
	Unlisted
	South Africa
	Rand Refinery Limited(1)		48.03	-
	Oro Group (Proprietary) Limited(2)		36.00	25.00
	Margaret Water Company		33.33	33.33

	Listed
	Other
	Trans-Siberian Gold plc(2)(3)		31.17	30.90
	Mariana Resources Limited(2)(4)(5)		19.86	19.86

		2012	2011	2010
		$	$	$

(1)	Rand Refinery Limited is equity accounted as at December 31, 2012. See Note 3. Subsequent to year-end, the Company disposed of an additional 4.24 percent interest in Rand Refinery Limited. See Note 29.

(2)	Results are included to September 30, 2012, adjusted for material transactions.

(3)	Market value of the Company's investment in Trans-Siberian Gold plc as at December 31	22	35	33

(4)	Market value of the Company's investment in Mariana Resources Limited as at December 31	3	7	-

(5)	The Company acquired its stake in Mariana Resources Limited for $8 million during December 2011 and accounts for it using the equity method as it has the right to representation on the Mariana Resources Limited board of directors and is therefore considered to have significant influence in the company.

	Investments in equity accounted joint ventures
	The Company holds the following interests in incorporated mining joint ventures, of which the significant financial operating policies are, by contractual arrangement, jointly controlled:
		December 31,	December 31,
		2012	2011
		percentage held	percentage held
	South Africa
	AuruMar (Proprietary) Limited	50.00	50.00
	Continental Africa
	Société d'Exploitation des Mines d'Or de Sadiola S.A.	41.00	41.00
	Société des Mines de Morila S.A.	40.00	40.00
	Société d'Exploitation des Mines d'Or de Yatela S.A.	40.00	40.00
	Kibali Goldmines s.p.r.l.	45.00	45.00
	Other
	AGA-Polymetal Strategic Alliance(1)	-	50.00
	Thani Ashanti Alliance Limited	50.00	50.00

(1)	The AGA-Polymetal Strategic Alliance consisting of the AGA-Polymetal Strategic Alliance Management Company Holdings Limited, Amikan Holding Limited ("Amikan"), AS APK Holdings Limited, Imizoloto Holdings Limited and Yeniseiskaya Holdings Limited were disposed of during February 2012. See Note 5.

	Impairments of associates and equity accounted joint ventures(2)

	The Company recognized the following impairments which are included in equity income in associates:

		Year ended December 31,
		2012	2011	2010
		$	$	$

	Associates
	Mariana Resources Limited(3)	-	1	-
	Margaret Water Company(4)	1	1	1
	Orpheo (Proprietary) Limited(5)(6)	-	2	-

	Equity accounted joint ventures
	Thani Ashanti Alliance Limited(7)	37	-	-
	Société d'Exploitation des Mines d'Or de Yatela S.A.(5)	7	6	-
	AGA-Polymetal Strategic Alliance(5)	-	-	23
		45	10	24

(2)	The impairments recognized had no tax effects.

(3)	The carrying amount of the listed associate was written down to fair value.

(4)	Contributions to the investment during 2012, 2011 and 2010 were impaired in full.

(5)	Investments fully impaired.

(6)	Sold effective July 1, 2011.

(7)	Loan impaired in full. See Note 6.

	2012	2011
	$	$

Investment in marketable equity securities – available for sale
Available for sale investments in marketable equity securities consists of investments in ordinary shares and collective investment schemes.

Cost	50	51
Gross unrealized gains	21	34
Gross unrealized losses	(2)	(3)
Fair value (net carrying value)	69	82

Other-than-temporary impairments and disposals of marketable equity securities – available for sale

	Year ended December 31,
	2012	2011	2010
	$	$	$

Other-than-temporary impairments

First Uranium Corporation (South Africa)	5	19	-
Stratex International plc (Isle of Man)	2	-	-
Commander Resources Limited (Isle of Man)	1	-	-
Laurentian Goldfields Limited (Isle of Man)	1	-	-
Village Main Reef Limited (South Africa)	-	2	-
Corvus Gold Incorporated (United States of America)	-	-	2
	9	21	2

The impairments recognized resulted in a transfer of fair value adjustments previously included in accumulated other comprehensive income to the income statement. See Note 5.

Disposals of marketable equity securities

The Company's disposals of marketable equity securities resulted in the following reclassification of losses/(gains) of fair value adjustments to the income statement:

Equity investments held by the Environmental Rehabilitation Trust Fund (net of tax of $nil million)	-	1	-
B2Gold Corporation (net of tax of $nil million)	-	-	(47)
Red5 Limited (net of tax of $2 million)	-	-	(4)
	-	1	(51)

In addition, the Company holds various equities as strategic investments in gold exploration companies. Four of the strategic investments are in an unrealized loss position and the Company has the intent and ability to hold these investments until the losses are recovered.

The following tables present the gross unrealized losses and fair value of the Company’s investments with unrealized losses that are not deemed to be other-than-temporarily impaired, aggregated by length of time that the individual securities have been in a continuous unrealized loss position:

	Less than 12 months	More than 12 months	Total
	$	$	$
2012
Aggregate fair value of investments with unrealized losses	27	-	27
Aggregate unrealized losses	(2)	-	(2)

2011
Aggregate fair value of investments with unrealized losses	8	-	8
Aggregate unrealized losses	(3)	-	(3)

		2012	2011
		$	$

	Investment in marketable debt securities - held to maturity	7	8
	Investments in marketable debt securities represent held to maturity government bonds held by the Environmental Rehabilitation Trust Fund with a total fair value of $11 million (2011: $11 million) and gross unrealized gains of $4 million (2011: $3 million).

	Investment in non-marketable equity securities - available for sale	2	9
	The non-marketable equity investments mainly represent shares held in XDM Resources Limited.(1)

	Investment in non-marketable assets - held to maturity	3	2
	Investments in non-marketable assets represent secured loans and receivables secured by pledge of assets.

	Investment in non-marketable debt securities - held to maturity	86	85
	Investments in non-marketable debt securities represent the held to maturity fixed-term deposits required by legislation for the Environmental Rehabilitation Trust Fund and Nufcor Uranium Trust Fund.

	As at December 31, 2012 the contractual maturities of debt securities were as follows:

	Marketable debt securities
	Less than one year	3
	After ten years	4
		7
	Non-marketable debt securities
	Less than one year	86

	Restricted cash	29	23
	Restricted cash mainly represent cash balances held by environmental rehabilitation trust funds and an environmental protection bond.

	Financing receivables
	Loans to equity accounted joint ventures and associates of $40 million (2011: $29 million) are disclosed in Note 6.

	Other non-current assets
	Unsecured
	Other loans and assets(2)	7	9

	Non-current debtors
	Prepayments and accrued income	31	22
	Recoverable tax, rebates, levies and duties	20	14
	Reclamation sites trust fund	20	29
	Unamortized issue costs of long-term debt, bonds and syndicated revolving credit facilities	33	26
	Other debtors	-	1
		111	101

(1)	During 2012, XDM Resources Limited was impaired by $7 million due to a significant decline in value. The fair value of this non-marketable equity investment was based on a share price of C$0.25 per share, being the issue price obtained in a private equity raising which was completed during December 2012. During 2011, the fair value could not be estimated as there were no identified events or changes in circumstances that would have had a significant adverse effect on fair value of the investment and therefore it was not practicable to estimate the fair value of the investment. See Note 5.

(2)	Other comprises the following:
	Loans and receivables measured at amortized cost	7	6
	Post-retirement assets measured according to the employee benefits accounting policy	-	3

Equity accounted joint ventures
Summarized financial statements of the joint ventures which have been equity accounted are as follows (100 percent shown):

	2012	2011	2010
	$	$	$
Statements of income for the period
Sales and other income	886	966	823
Costs and expenses	(828)	(679)	(528)
Taxation	(78)	(120)	(126)
Net (loss)/income	(20)	167	169

Balance sheets as at December 31
Non-current assets	2,019	1,337
Current assets	1,577	675
	3,596	2,012
Long-term liabilities	(58)	(64)
Loans from shareholders	(63)	(53)
Current liabilities	(1,280)	(473)
Net assets	2,195	1,422

Assets and Liabilities Held For Sale	12 Months Ended
Dec. 31, 2012
Disposal Group Including Discontinued Operation Balance Sheet Disclosures [Abstract]
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]
	2012	2011
	$	$

Effective December 2007, Rand Refinery Limited in South Africa transferred parts of its premises that were no longer utilized, to held for sale. On April 1, 2008, a sale agreement was concluded, subject to achievement of the suspensive condition regarding rezoning of the land and transfer of title deeds. On December 3, 2012, the Company disposed of a 5 percent stake in Rand Refinery Limited reducing its shareholding to 48.03 percent and at year-end this investment is accounted for using the equity method. See Note 3.	-	1

As at December 31, 2012 and 2011 the carrying amounts of major classes of assets and liabilities classified as held for sale included:

Property, plant and equipment	-	1

Other Liabilities	12 Months Ended
Dec. 31, 2012
Other Liabilities Disclosure [Abstract]
Other Liabilities Disclosure [TextBlock]
Current

Deferred income	3	6
Deferred taxation. See Note 7.	20	15
Pension and other post-retirement medical benefits. See Note 25.	12	12
Accrual for power	43	27
Short-term portion of commodity contract(1)	34	-
Other (including accrued liabilities)	90	60
	202	120

	Non-current

	Deferred income	1	3
	Provision for uncertain tax positions. See Note 7.	53	49
	Commodity contract(1)	316	-
	Other creditors	9	11
		379	63

(1)	Chemwes (Pty) Limited, subsidiary of First Uranium (Pty) Limited acquired by AngloGold Ashanti Limited during 2012, agreed to sell 25 percent of its production, capped at 312,500 ounces from January 1, 2012, to Franco-Nevada (Barbados) Corporation. Franco Nevada is required to pay $400 per ounce which inflates at 1 percent compounded annually from 2013. The obligation is calculated as the present value of the portion which is deemed a loss making executory contract in light of the market conditions that existed at the acquisition date. As at December 31, 2012, the remaining production due to Franco Nevada is 292,672 ounces. Included in the long-term obligation are future royalty obligations to Buffelsfontein Gold Mines and Premier Royalty Company of $14 million and environmental legal claims of $3 million.

Long-Term Debt	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Long Term Debt [Text Block]
	2012	2011
	$	$

Unsecured

Debt carried at fair value

Mandatory convertible bonds - issued September 2010(1)	588	760
Quarterly coupon of 6 percent per annum. The bonds are convertible into ADS's in September 2013 and are US dollar-based. The bonds are convertible into a variable number of shares as set forth in the indenture.

Included in short-term debt at fair value	(588)	(2)

Long-term debt at fair value	-	758

Debt carried at amortized cost

Rated bonds - issued April 2010(2)	1,005	1,006
The rated bonds have two components, $700 million 10-year bonds and $300 million 30-year bonds. Semi-annual coupons of 5.375 percent per annum on $700 million 10-year bonds and 6.5 percent per annum on $300 million 30-year bonds. The $700 million 10-year bonds are repayable in April 2020 and the $300 million 30-year bonds are repayable in April 2040. The bonds are US dollar-based.

Rated bonds - issued July 2012(3)	761	-
Semi-annual coupon of 5.125 percent per annum. The bonds are repayable in August 2022 and are US dollar-based.

3.5 percent Convertible bonds(4)	689	659
Semi-annual coupon of 3.5 percent per annum. The bonds are convertible, at the holders’ option, into ADSs up to May 2014 and are US dollar-based. The bonds are convertible at an initial conversion price of $47.6126 per ADS.

Syndicated revolving credit facility (A$600 million)(5)	266	-
Interest charged at BBSY plus 2 percent per annum. The applicable margin is subject to a ratings grid. The loan is repayable in December 2015 and is Australian dollar-based.

Grupo Santander Brasil	1	2
Interest charged at 8.11 percent per annum. Loans are repayable in monthly installments terminating in November 2013 and April 2014 and are Brazilian real-based.

Brazilian Economic and Social Development Bank	1	1
Interest charged at a rate of 2.3 percent plus delta exchange rate on individual installments per annum. Loans are repayable in monthly installments terminating in April 2014 and are Brazilian real-based.

Banco de Desenvolvimento de Minas Gerais	1	1
Interest charged at a rate of 4.5 percent per annum. Loans are repayable in monthly installments terminating in June 2020 and are Brazilian real-based.

	2012	2011
	$	$

Secured
Capital leases
Turbine Square Two (Proprietary) Limited(6)	31	33
The leases are capitalized at an implied interest rate of 9.8 percent per annum. Lease payments are due in monthly installments terminating in March 2022 and are ZAR-based. The buildings financed are used as security for these loans. See Note 12.

Caterpillar Financial Services Corporation(6)	8	10
Interest charged at an average rate of 5.46 percent per annum. Loans are repayable in monthly installments terminating in January 2015 and are US dollar-based. The equipment financed is used as security for these loans. See Note 12.

Mazuma Capital Corporation(6)	-	2
Interest charged at an average rate of 5.6 percent per annum. Loans were repaid in monthly installments and terminated in November 2012 and were US dollar-based. The equipment financed was used as security for these loans. See Note 12.

CSI Latina Arrendamento Mercantil S.A.(6)	1	2
Interest charged at a rate of 10.4 percent per annum. Loans are repayable in monthly installments terminating in December 2015 and are Brazilian real-based. The equipment financed is used as security for these loans. See Note 12.

Navachab Lewcor Mining Contract(6)	22	29
Interest charged at a rate of 8.4 percent per annum. Loans are repayable in April 2015 and are Namibian dollar-based. The equipment financed is used as security for these loans. See Note 12.

California First National Bank(6)	11	-
Interest charged at an average rate of 2.4 percent per annum. Loans are repayable in monthly installments terminating in December 2019 and are US dollar-based. The equipment financed is used as security for these loans. See Note 12.

Total long-term debt at amortized cost	2,797	1,745
Current maturities included in short-term debt	(47)	(30)
Long-term debt at amortized cost	2,750	1,715

Certain long-term debt facilities are subject to debt covenant arrangements for which no breaches have occurred.

	2012	2011
	$	$

Short-term debt at amortized cost

Current maturities of long-term debt	47	30

Unsecured

Senior Floating Rate Notes (Domestic Medium-Term Note Program ("DMTNP"))	84	-

Senior Fixed Rate Notes (DMTNP)	36	-

FirstRand Bank Limited demand facility	59	-

Other loans	45	-

Short-term debt at amortized cost	271	30

Scheduled minimum total debt maturities are:
2013	859
2014	703
2015	273
2016	4
2017	5
Thereafter	1,765
3,609

The currencies in which the borrowings are denominated are as follows:
United States dollars	3,107	2,437
Australian dollars	266	-
South African rands	210	33
Brazilian real	4	6
Namibian dollars	22	29
	3,609	2,505

Undrawn borrowing facilities as at December 31 are as follows:
Syndicated revolving credit facility ($1.0 billion) - US dollar	1,000	1,000
Syndicated revolving credit facility (A$600 million) - Australian dollar	359	617
FirstRand Bank Limited - US dollar	-	50
Absa Bank Limited - US dollar	-	42
Nedbank Limited - US dollar	-	2
FirstRand Bank Limited - rands	30	14
Standard Bank of South Africa Limited - rands	-	23
Nedbank Limited - rands	-	13
Absa Bank Limited - rands	-	4
	1,389	1,765

(1)

Mandatory convertible bonds

In September 2010, the Company issued mandatory convertible bonds at a coupon rate of 6 percent due in September 2013. The conversion of the mandatory convertible bonds into ADSs was subject to shareholder approval, which was granted in October 2010. These bonds are convertible into a variable number of ADSs, ranging from 18,140,000 at a share price equal to or lesser than $43.50, to 14,511,937 at a share price equal to or greater than $54.375, each as calculated in accordance with the formula set forth in the indenture and subject to adjustment.

The mandatory convertible bonds contain certain embedded derivatives relating to change in control and anti-dilution protection provisions. The FASB ASC guidance contains an election for the Company to record the entire instrument at fair value as opposed to separating the embedded derivatives from the instrument. The shareholders have authorized that the convertible bonds will be settled in equity and not have any cash settlement potential except if a fundamental change or conversion rate adjustment causes the number of ADSs deliverable upon conversion to exceed the number of shares reserved for such purpose, among other circumstances provided in the indenture, and therefore the Company has chosen to recognize the instrument, in its entirety, at fair value. Depending on the final calculated share price on the date of conversion, the liability recognized may differ from the principal amount.

Other convertible bonds that have been issued by the Company will only be settled in equity if future events, outside of the control of the Company, result in equity settlement and thus have a potential cash settlement at maturity that will not exceed the principal amount, in those circumstances the liabilities are recognized at amortized cost.

In determining the fair value liability of the mandatory convertible bonds, the Company has measured the effect based on the ex interest NYSE closing price on the reporting date. The ticker code used by the NYSE for the mandatory convertible bonds is AUPRA. The accounting policy of the Company is to recognize interest expense separately from the fair value adjustments in the income statement. Interest is recognized at a quarterly coupon rate of 6 percent per annum. Fair value adjustments are included in Non-hedge derivative gain/loss and movement on bonds in the income statement – see Note 5.

The contractual principal amount of the mandatory convertible bonds is $789 million, provided the calculated share price of the Company is within the range of $43.50 to $54.375. If the calculated share price is below $43.50, the Company will recognize a gain on the principal amount and above $54.375 a loss. As at December 31, 2012, the actual share price was $31.37 (December 31, 2011: $42.45).

The mandatory convertible bonds were issued by AngloGold Ashanti Holdings Finance plc, a finance company wholly-owned by AngloGold Ashanti Limited. AngloGold Ashanti Limited has fully and unconditionally guaranteed the mandatory subordinated convertible bonds issued by AngloGold Ashanti Holdings Finance plc. There are no significant restrictions on the ability of AngloGold Ashanti Limited to obtain funds from its subsidiaries by dividend or loan.

		2012	2011
		$	$

(2)	Rated bonds - issued April 2010

	Senior unsecured fixed rate bonds	1,000	1,000
	Less: Unamortized discount	(6)	(6)
	Add: Accrued interest	11	12
		1,005	1,006

	On April 22, 2010, the Company announced the pricing of an offering of 10-year and 30-year notes. The offering closed on April 28, 2010. The notes were issued by AngloGold Ashanti Holdings plc, a wholly-owned subsidiary of AngloGold Ashanti Limited, and are fully and unconditionally guaranteed by AngloGold Ashanti Limited. The notes are unsecured and interest is payable semi-annually.

(3)	Rated bonds - issued July 2012

	Senior unsecured fixed rate bonds	750	-
	Less: Unamortized discount	(5)	-
	Add: Accrued interest	16	-
		761	-

	On July 25, 2012, the Company announced the pricing of an offering of $750 million notes. The notes were issued by AngloGold Ashanti Holdings plc, a wholly-owned subsidiary of the Company, at an issue price of 99.398 percent. The notes are unsecured and are fully and unconditionally guaranteed by AngloGold Ashanti Limited. The transaction closed on July 30, 2012.

		2012	2011
		$	$

(4)	3.5 percent Convertible bonds
	Senior unsecured fixed rate bonds	686	656
	Add: Accrued interest	3	3
		689	659

	The issue of convertible bonds in the aggregate principal amount of $732.5 million at an interest rate of 3.5 percent was concluded on May 22, 2009. These bonds are convertible into ADSs at an initial conversion price of $47.6126. The conversion price is subject to standard weighted average anti-dilution protection. The convertible bonds were issued by AngloGold Ashanti Holdings Finance plc, a finance company wholly-owned by AngloGold Ashanti Limited. AngloGold Ashanti Limited has fully and unconditionally guaranteed the convertible bonds issued by AngloGold Ashanti Holdings Finance plc. There are no significant restrictions on the ability of AngloGold Ashanti Limited to obtain funds from its subsidiaries by dividend or loan.

	The convertible bonds mature on May 22, 2014. However, at any time on or after June 12, 2012 the Company has the right, but not the obligation, to redeem all (but not part) of the convertible bonds at their principal amount together with accrued interest if the volume weighted average price of the ADSs that would be delivered by the Company on the conversion of a convertible bond of a principal amount of $100,000 exceeds $130,000 on each of at least 20 consecutive dealing days ending not earlier than five days prior to the date that the Company gives notice of the redemption.

	Upon the occurrence of a change of control of the Company, each convertible bond holder will have the right to require the Company to redeem its convertible bonds at their principal amount plus accrued interest thereon. If the convertible bond holder elects to convert its convertible bonds in connection with such change of control, the Company will pay a “make whole” premium to such convertible bond holder in connection with such conversion. The conversion price is subject to adjustment on occurrence of certain events, as described in the terms and conditions of the bonds.

	The Company is separately accounting for the conversion features of the convertible bonds at fair value as a derivative liability with subsequent changes in fair value recorded in earnings each period. The total fair value of the derivative liability on May 22, 2009 (date of issue) amounted to $142.2 million. The difference between the initial carrying value and the stated value of the convertible bonds is being accreted to interest expense using the effective interest method over the 5 year term of the bonds.

	The associated derivative liability (which has been accounted for separately) is summarized as follows:

	Convertible bond derivative liability

	Balance at beginning of period	92	176
	Fair value movements on conversion features of convertible bonds	(83)	(84)
	Balance at end of period	9	92

	Subsequent to year-end, the Company entered into a syndicated bridge loan facility of $750 million, the proceeds of which may be applied towards the repayment of the $732.5 million 3.5 percent Convertible bonds, due May 2014. See Note 29.

-5	Syndicated revolving credit facility (A$600 million)

	Drawn down	266	-

	On December 22, 2011, AngloGold Ashanti Australia Limited, a wholly-owned subsidiary of AngloGold Ashanti Limited, entered into a four-year revolving credit facility of A$600 million with a syndication of banks. AngloGold Ashanti Limited together with AngloGold Ashanti Holdings plc has each guaranteed all payments and other obligations of AngloGold Ashanti Australia Limited under the facility. Amounts may be repaid and reborrowed under the facility during its four-year term. A commitment fee of 50 percent of the applicable margin (i.e. 1 percent) is payable quarterly in arrears on the undrawn portion of the facility.

Syndicated revolving credit facility ($1.0 billion)

On April 20, 2010, AngloGold Ashanti Holdings plc and AngloGold Ashanti USA Inc., each a wholly-owned subsidiary of AngloGold Ashanti Limited, as borrowers, and AngloGold Ashanti Limited entered into a $1.0 billion four-year revolving credit facility with a syndicate of lenders. AngloGold Ashanti Limited, AngloGold Ashanti Holdings plc and AngloGold Ashanti USA Inc. each guaranteed the obligations of the borrowers and other guarantors under the facility. Amounts may be repaid and reborrowed under the facility during its four-year term. During 2012, the Company drew down $200 million under the facility. This facility has been repaid and cancelled.

On July 20, 2012, AngloGold Ashanti Holdings plc and AngloGold Ashanti USA Inc., each a wholly owned subsidiary of AngloGold Ashanti Limited, as borrowers, and AngloGold Ashanti Limited entered into a $1.0 billion five-year unsecured revolving credit facility with a syndicate of lenders which replaced its existing $1.0 billion syndicated facility maturing in April 2014. AngloGold Ashanti Limited, AngloGold Ashanti Holdings plc and AngloGold Ashanti USA Inc. each guaranteed the obligations of the borrowers under the facility. Amounts may be repaid and reborrowed under the facility during its five-year term. Amounts outstanding under the facility bear interest at LIBOR plus a margin that varies depending on the credit rating of AngloGold Ashanti Limited. No draw down was made during 2012 under the facility. A commitment fee of 0.525 percent is payable quarterly in arrears on the undrawn portion of the facility.

(6)	Capital leases

	Capital leases are for specific periods, with terms of renewal but no purchase options. Renewals are at the discretion of the entity that holds the lease.

	Property, plant and equipment, allocated to Buildings and mine infrastructure, includes the following assets under capital leases:

		2012		2011
		Cost	Accumulated depreciation	Cost	Accumulated depreciation
		$	$	$	$

	Turbine Square Two (Proprietary) Limited	30	11	39	18
	Caterpillar Financial Services Corporation	16	9	16	5
	Mazuma Capital Corporation	7	7	7	3
	CSI Latina Arrendamento Mercantil S.A.	4	3	4	2
	Navachab Lewcor Mining Contract	30	10	31	2
	California First National Bank	12	0	-	-
		99	40	97	30

	Amortization charges relating to capital leases are included in Depreciation, depletion and amortization expense.

Future minimum lease payments under all the above capital leases together with the present value of minimum lease payments as of December 31, 2012 are:

2012
$

2013	20
2014	20
2015	11
2016	7
2017	7
Thereafter	31
Total minimum lease payments	96
Less interest	(23)
Present value of net minimum lease payments	73
Less current portion	(15)
Long-term capital lease obligation	58

Provision for Environmental Rehabilitation	12 Months Ended
Dec. 31, 2012
Accrual for Environmental Loss Contingencies Disclosure [Abstract]
Environmental Loss Contingency Disclosure [Text Block]
19.	PROVISION FOR ENVIRONMENTAL REHABILITATION

		2012	2011
		$	$

	Accrued environmental rehabilitation costs	758	653

Long-term environmental obligations comprising decommissioning and restoration are based on the Company's environmental management plans, in compliance with the current environmental and regulatory requirements.

While the ultimate amount of rehabilitation is uncertain, the Company has estimated that the total cost for mine rehabilitation and closure, on an undiscounted basis, will be $2,984 million (2011: $2,542 million) which includes a total estimated liability of $61 million (2011: $57 million) in respect of equity accounted joint ventures. Environmental and reclamation bonds of $184 million (2011: $131 million) have been posted with federal and governmental agencies to cover environmental rehabilitation obligations. See Note 20.

The Company intends to finance the ultimate rehabilitation costs from the monies invested with rehabilitation trust funds, the environmental protection bond as well as the proceeds on sale of assets and gold from plant clean-up at the time of mine closure.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies [Abstract]
Commitments And Contingencies Disclosure
	2012	2011
	$	$

Capital expenditure commitments(1)
Contracts for capital expenditure	1,075	202
Authorized by the directors but not yet contracted for	2,242	1,128
	3,317	1,330
Allocated for:
Project expenditure
- within one year	1,092	832
- thereafter	1,708	46
	2,800	878
Other capital expenditure
- within one year	517	421
- thereafter	-	31
	517	452

(1) Including commitments through contractual arrangements by equity accounted joint ventures amounting to:	749	14

Other contractual purchase obligations(2)
- within one year	643	334
- thereafter	102	129
	745	463
(2) Other purchase obligations represent contractual obligations for the purchase of mining contract services, power, supplies, consumables, inventories, explosives and activated carbon. Amounts exclude purchase obligations of equity accounted joint ventures.

Contingencies and guarantees are summarized as follows for disclosure purposes. Amounts represent possible losses for loss contingencies, where an estimate can be made, and quantification of guarantees:

	2012	2011
	$	$

Contingent liabilities

Groundwater pollution (1)	-	-
Deep groundwater pollution (2)	-	-
Sales tax on gold deliveries - Mineração Serra Grande S.A. (3)	156	88
Other tax disputes - Mineração Serra Grande S.A. (4)	19	9
Other tax disputes - AngloGold Ashanti Brasil Mineração Ltda (5)	38	29
Indirect taxes - Ghana (6)	23	12
Occupational Diseases in Mines and Works Act ("ODMWA") litigation (7)	-	-
Tax dispute - AngloGold Ashanti Colombia S.A (8)	161	-

Contingent assets

Indemnity - Kinross Gold Corporation (9)	(90)	-
Royalty - Boddington Gold Mine (10)	-	-
Royalty - Tau Lekoa Gold Mine (11)	-	-

Financial guarantees

Oro Group surety (12)	12	12
AngloGold Ashanti USA reclamation bonds (13)	132	101
AngloGold Ashanti Australia environmental bonds (14)	52	30
AngloGold Ashanti environmental guarantees (15)	162	166
AngloGold Ashanti Iduapriem environmental guarantees (16)	32	-
AngloGold Ashanti Kilo Sarl environmental guarantees (17)	10	-
Guarantee provided for syndicated revolving credit facility (18)	-	-
Guarantee provided for rated bonds - issued April 2010 (19)	1,011	1,012
Guarantee provided for rated bonds - issued July 2012 (20)	766	-
Guarantee provided for convertible bonds (21)	736	736
Guarantee provided for mandatory convertible bonds (22)	791	791
Guarantee provided for A$ syndicated revolving credit facility (23)	266	-

Performance guarantees

Gold delivery - Mine Waste Solutions (24)	-	-

Hedging guarantees

Gold delivery guarantees (25)	-	-

	4,277	2,986

(1)	Ground water pollution

The Company has identified groundwater contamination plumes at certain of its operations, which have occurred primarily as a result of seepage. Numerous scientific, technical and legal studies have been undertaken to assist in determining the extent of the contamination and to find sustainable remediation solutions. The Company has instituted processes to reduce future potential seepage and it has been demonstrated that Monitored Natural Attenuation ("MNA") by the existing environment will contribute to improvements in some instances. Furthermore, literature reviews, field trials and base line modeling techniques suggest, but have not yet proven, that the use of phyto-technologies can address the soil and groundwater contamination. Subject to the completion of trials and the technology being a proven remediation technique, no reasonable estimate can be made for the obligation.

		2012	2011
		$	$

(2)	Deep ground water pollution

	The Company has identified a flooding and future pollution risk posed by deep groundwater in certain underground mines in Africa. Various studies have been undertaken by AngloGold Ashanti Limited since 1999. Due to the interconnected nature of mining operations, any proposed solution needs to be a combined one supported by all the mines located in these gold fields. As a result, in South Africa, the Department of Mineral Resources and affected mining companies are involved in the development of a “Regional Mine Closure Strategy”. In view of the limitation of current information for the estimation of a liability, no reasonable estimate can be made for the obligation.

(3)	Sales tax on gold deliveries - Mineração Serra Grande S.A.

	In 2006, Mineração Serra Grande S.A. (“MSG”) received two tax assessments from the State of Goiás related to payments of state sales taxes at the rate of 12 percent on gold deliveries for export from one Brazilian state to another during the period from February 2004 to the end of May 2006. In November 2006, the administrative council’s second chamber ruled in favor of MSG and fully cancelled the tax liability related to the first period. In July 2011, the administrative council’s second chamber ruled in favor of MSG and fully cancelled the tax liability related to the second period. The State of Goiás has appealed to the full board of the State of Goiás tax administrative council. In November 2011 (first case) and June 2012 (second case), the administrative council’s full board approved the suspension of proceedings and the remittance of the matter to the Department of Supervision of Foreign Trade (“COMEX”) for review and verification. Both cases have been remitted to the COMEX and are under review. The Company believes both assessments are in violation of federal legislation on sales taxes. A final hearing before the COMEX has been scheduled for May 28, 2013.

	The first and second assessments are as follows:

	First assessment	96	54	(a)
	Second assessment	60	34	(a)
		156	88

	(a) Represents the attributable share in 2011 only.

(4)	Other tax disputes - Mineração Serra Grande S.A.

	MSG received a tax assessment in October 2003 from the State of Minas Gerais related to sales taxes on gold. The tax administrators rejected the Company’s appeal against the assessment. The Company is now appealing the dismissal of the case. The assessment is approximately:	19	9	(a)

	(a) Represents the attributable share in 2011 only.

(5)	Other tax disputes - AngloGold Ashanti Brasil Mineração Ltda

	In November 2007, the Departamento Nacional de Produçâo Mineral ("DNPM"), a Brazilian federal mining authority, issued a tax assessment against AngloGold Ashanti Brazil Mineração ("AABM") relating to the calculation and payment by AABM of the financial contribution on mining exploitation ("CFEM") in the period from 1991 to 2006. The amount involved is approximately:	21	21

	Subsidiaries of the Company in Brazil are involved in various other disputes with tax authorities. These disputes involve federal tax assessments including income tax, royalties, social contributions and annual property tax. The amount involved is approximately:	17	8
		38	29
	Management is of the opinion that these taxes are not payable.

(6)	Indirect taxes - Ghana

	AngloGold Ashanti (Ghana) Limited received a tax assessment for the 2006 to 2008 and for the 2009 to 2011 tax years following audits by the tax authorities which related to various indirect taxes. Management is of the opinion that the indirect taxes were not properly assessed and the Company has lodged an objection.

	The assessment is approximately:	23	12

		2012	2011
		$	$

(7)	ODMWA litigation

	On March 3, 2011, in Mankayi vs. AngloGold Ashanti, the Constitutional Court of South Africa held that section 35(1) of the Compensation for Occupational Injuries and Diseases Act, 1993 does not cover an “employee” who qualifies for compensation in respect of “compensable diseases” under the ODMWA. This judgment allows such qualifying employee to pursue a civil claim for damages against the employer. Following the Constitutional Court decision, AngloGold Ashanti has become subject to numerous claims relating to silicosis and other Occupational Lung Diseases ("OLD"), including several potential class actions and individual claims.

	For example, on or about August 21, 2012, AngloGold Ashanti was served with an application instituted by Bangumzi Bennet Balakazi and others in which the applicants seek an order declaring that all mine workers (former or current) who previously worked or continue to work in specified South African gold mines for the period owned by AngloGold Ashanti and who have silicosis or other OLD constitute members of a class for the purpose of proceedings for declaratory relief and claims for damages. In the event the class is certified, such class of workers would be permitted to institute actions by way of a summons against AngloGold Ashanti for amounts as yet unspecified. On September 4, 2012, AngloGold Ashanti delivered its notice of intention to defend this application. AngloGold Ashanti has also delivered a formal request for additional information that it requires to prepare its affidavits in respect to the allegations and the request for certification of a class.

	In addition, on or about January 8, 2013, AngloGold Ashanti and its subsidiary Free State Consolidated Gold Mines (Operations) Limited, alongside other mining companies operating in South Africa, were served with another application to certify a class. The applicants in the case seek to have the court certify two classes namely: (i) current and former mineworkers who have silicosis (whether or not accompanied by any other disease) and who work or have worked on certain specified gold mines at any time from January 1, 1965 to date; and (ii) the dependants of mineworkers who died as a result of silicosis (whether or not accompanied by any other disease) and who worked on these gold mines at any time after January 1, 1965. AngloGold Ashanti has filed a notice of intention to oppose the application.

	In October 2012, a further 31 individual summonses and particulars of claim have been received relating to silicosis and/or other OLD. The total amount being claimed in the 31 summonses is approximately $9 million. On October 22, 2012, AngloGold Ashanti filed a notice of intention to oppose these claims. AngloGold Ashanti has also served a notice of exception to the summonses which, if successful, is expected to require the plaintiffs to redraft the particulars of claim to correct certain errors.

	It is possible that additional class actions and/or individual claims relating to silicosis and/or other OLD will be filed against AngloGold Ashanti in the future. AngloGold Ashanti will defend all current and subsequently filed claims on their merits. Should AngloGold Ashanti be unsuccessful in defending any such claims, or in otherwise favorably resolving perceived deficiencies in the national occupational disease compensation framework that were identified in the earlier decision by the Constitutional Court, such matters would have an adverse effect on its financial position, which could be material. The Company is unable to reasonably estimate its share of the amounts claimed.

(8)	Tax dispute - AngloGold Ashanti Colombia S.A.

	AngloGold Ashanti Colombia S.A. ("AGAC") received notice from the Colombian Tax Office ("DIAN") that it disagreed with the Company's tax treatment of certain items in the 2010 and 2011 income tax returns. The Company believes that it has applied the tax legislation correctly. The Company is considering defending AGAC's position.

	Details of the disputes are as follows:

	Estimated additional tax payable if tax returns are amended	26	-
	Expected penalties and interest on the above (based on Colombian tax law)	135	-
		161	-

		2012	2011
		$	$

(9)	Indemnity - Kinross Gold Corporation	(90)	-

	As part of the acquisition by AngloGold Ashanti Limited of the remaining 50 percent interest in MSG during June 2012, Kinross Gold Corporation has provided an indemnity to a maximum amount of BRL255 million ($125 million at December 31, 2012 exchange rates) against the specific exposures discussed in items 3 and 4 above.

(10)	Royalty - Boddington Gold Mine

	As a result of the sale of the interest in the Boddington Gold Mine during 2009, the Company is entitled to receive a royalty on any gold recovered or produced by the Boddington Gold Mine, where the gold price is in excess of Boddington Gold Mine’s cash costs plus $600 per ounce. The royalty is payable in each quarter from and after the second quarter in 2010, within forty five days of reporting period close and is capped at a total of $100 million.

	Details of the royalty are as follows:

	Total royalties recorded to date	60	42

(11)	Royalty - Tau Lekoa Gold Mine

	As a result of the sale of the Tau Lekoa Gold Mine during 2010, the Company is entitled to receive a royalty on the production of a total of 1.5 million ounces by the Tau Lekoa Gold Mine and in the event that the average monthly rand price of gold exceeds R180,000 per kilogram (subject to an inflation adjustment). Where the average monthly rand price of gold does not exceed R180,000 per kilogram (subject to an inflation adjustment), the ounces produced in that quarter do not count towards the total 1.5 million ounces upon which the royalty is payable. The royalty will be determined at 3 percent of the net revenue (being gross revenue less state royalties) generated by the Tau Lekoa assets. Royalties on 304,643 ounces produced have been received to date.

	Royalties received during the year ended December 31	5	5

(12)	Oro Group surety	12	12

The Company has provided surety in favor of a lender on a gold loan facility with its associate Oro Group (Proprietary) Limited and one of its subsidiaries. The Company has a total maximum liability, in terms of the suretyships, of R100 million. The probability of the non-performance under the suretyships is considered minimal. The suretyship agreements have a termination notice period of 90 days.

(13)	AngloGold Ashanti USA reclamation bonds	132	101

Pursuant to US environmental and mining requirements, gold mining companies are obligated to close their operations and rehabilitate the lands that they mine in accordance with these requirements. AngloGold Ashanti USA has posted reclamation bonds with various federal and state governmental agencies to cover potential rehabilitation obligations. The Company has provided a guarantee for these obligations which would be payable in the event of AngloGold Ashanti USA not being able to meet its rehabilitation obligations. The obligations will expire upon completion of such rehabilitation and release of such areas by the applicable federal and/or state agency. AngloGold Ashanti is not indemnified by third parties for any of the amounts that may be paid by AngloGold Ashanti under its guarantee.

		2012	2011
		$	$

(14)	AngloGold Ashanti Australia environmental bonds	52	30

	Pursuant to Australia environmental and mining requirements, gold mining companies are obligated to close their operations and rehabilitate the lands that they mine in accordance with these requirements. AngloGold Ashanti Australia has posted bonds with state governmental agencies to cover potential rehabilitation obligations. The Company has provided a guarantee for these obligations which would be payable in the event of AngloGold Ashanti Australia not being able to meet its rehabilitation obligations. The obligations will expire upon completion of such rehabilitation and release of such areas by the applicable state agency. AngloGold Ashanti is not indemnified by third parties for any of the amounts that may be paid by AngloGold Ashanti under its guarantee.

(15)	AngloGold Ashanti environmental guarantees	162	166

Pursuant to South African mining laws, mining companies are obligated to close their operations and rehabilitate the lands that they mine in accordance with these laws. In order to cover against premature closure costs, the Company has secured bank guarantees to cover potential rehabilitation obligations of certain mines in South Africa. The Company has provided a guarantee for these obligations which would be payable in the event of the South African mines not being able to meet such rehabilitation obligations. The obligations will expire upon compliance with all provisions of the environment management program in terms of South African mining laws. AngloGold Ashanti is not indemnified by third parties for any of the amounts that may be paid by AngloGold Ashanti under its guarantee.

(16)	AngloGold Ashanti Iduapriem environmental guarantees	32	-

Pursuant to Ghanaian mining laws, mining companies are obligated to close their operations and rehabilitate the lands that they mine in accordance with these laws. In order to cover against premature closure costs, AngloGold Ashanti Iduapriem Limited has secured bank guarantees to cover potential rehabilitation obligations for the Iduapriem mine. The obligations will expire upon compliance with all provisions of the environment management program in terms of Ghanaian mining laws. AngloGold Ashanti Iduapriem is not indemnified by third parties for any of the amounts that may be paid by AngloGold Ashanti Iduapriem under its guarantee.

(17)	Ashanti Goldfields Kilo Sarl environmental guarantees	10	-

Pursuant to the Democratic Republic of Congo ("DRC") mining laws, mining companies are obligated to close their operations and rehabilitate the lands that they mine in accordance with these laws. In order to cover against premature closure costs, Ashanti Goldfields Kilo Sarl has secured bank guarantees to cover potential rehabilitation obligations for the Mongbwalu project. The obligations will expire upon compliance with all provisions of the environment management program in terms of the DRC mining laws. Ashanti Goldfields Kilo Sarl is not indemnified by third parties for any of the amounts that may be paid by Ashanti Goldfields Kilo Sarl under its guarantee.

(18)	Guarantee provided for syndicated revolving credit facility

AngloGold Ashanti Limited, AngloGold Ashanti Holdings plc and AngloGold Ashanti USA Incorporated, as guarantors, each guaranteed all payments and other obligations of the borrowers and the other guarantors under the $1.0 billion four-year revolving credit facility. This facility was repaid and cancelled during 2012.

AngloGold Ashanti Limited, AngloGold Ashanti Holdings plc and AngloGold Ashanti USA Inc., as guarantors, each guaranteed all payments and other obligations of the borrowers and the other guarantors under the $1.0 billion five-year revolving credit facility entered into during July 2012.

	The total amount outstanding under these facilities as at December 31 were:	-	-

		2012	2011
		$	$

(19)	Guarantee provided for rated bonds - issued April 2010	1,011	1,012

	AngloGold Ashanti Limited has fully and unconditionally guaranteed all payments and other obligations of AngloGold Ashanti Holdings plc regarding the issued $700 million 5.375 percent rated bonds due 2020 and the issued $300 million 6.5 percent rated bonds due 2040.

(20)	Guarantee provided for rated bonds - issued July 2012	766	-

	AngloGold Ashanti Limited has fully and unconditionally guaranteed all payments and other obligations of AngloGold Ashanti Holdings plc regarding the issued $750 million 5.125 percent rated bonds due 2022.

(21)	Guarantee provided for convertible bonds	736	736

AngloGold Ashanti Limited has fully and unconditionally guaranteed all payments and other obligations of AngloGold Ashanti Holdings Finance plc regarding the issued $732.5 million 3.5 percent convertible bonds due 2014.

(22)	Guarantee provided for mandatory convertible bonds	791	791

AngloGold Ashanti Limited has fully and unconditionally guaranteed all payments and other obligations of AngloGold Ashanti Holdings Finance plc regarding the issued $789 million 6 percent mandatory convertible bonds due 2013.

(23)	Guarantee provided for A$ syndicated revolving credit facility

	AngloGold Ashanti Limited together with AngloGold Ashanti Holdings plc, as guarantors, has each guaranteed all payments and other obligations of AngloGold Ashanti Australia Limited under the A$600 million four-year revolving credit facility entered into during December 2011.

	The total amount outstanding under this facility as at December 31 amounted to:	266	-

(24)	Gold delivery - Mine Waste Solutions	-	-

As part of the acquisition by AngloGold Ashanti of First Uranium (Pty) Limited, the owner of Mine Waste Solutions, AngloGold Ashanti agreed to guarantee the observance and performance of existing delivery obligations of a wholly-owned subsidiary of Mine Waste Solutions to sell to an existing customer at a pre-agreed price, 25 percent of the gold produced at a gold recovery plant located in northwest South Africa, subject to a cap of 312,500 ounces over the life of the contract. As at December 31, 2012, 292,672 ounces remain to be delivered against the guarantee over the life of the contract.

(25)	Gold delivery guarantees	-	-

The Company has issued gold delivery guarantees to several counterpart banks pursuant to which it guarantees the due performance of its subsidiaries AngloGold (USA) Trading Company, AngloGold South America Limited and Cerro Vanguardia S.A. under their respective gold hedging agreements. At December 31, 2012 and 2011 the Company had no open gold hedge contracts.

	2012	2011
	$	$

Vulnerability from concentrations

The majority of AngloGold Ashanti’s 65,822 employees (2011: 61,242, 2010: 62,046) are subject to collective bargaining agreements. In South Africa agreements are established in negotiations between the Chamber of Mines, the body that represents the gold mining industry in South Africa, and representative groups of labor. The agreements have a two-year validity period. The most recent settlement negotiation was completed in August 2011, when the parties reached an agreement covering the period from July 1, 2011 to June 30, 2013.

There is a concentration of risk in respect of recoverable value added tax, fuel duties and appeal deposits from the Tanzanian government. The outstanding amounts have been discounted to their present value at a rate of 7.82 percent.

The recoverable value added tax, fuel duties and appeal deposits are summarized as follows:

Recoverable value added tax	16
Recoverable fuel duties (1)	35
Appeal deposits	4

(1) Fuel duty claims are required to be submitted after consumption of the related fuel and are subject to authorization by the Customs and Excise authorities.

Stockholders' Equity	12 Months Ended
Dec. 31, 2012
Stockholders' Equity
Stockholders' Equity
The authorized common stock of the Company is 600,000,000 shares of common stock of 25 ZAR cents each.

No of shares

At the annual general meeting of shareholders held on May 10, 2012, shareholders approved, as a general authority, authorization to the board of directors to allot and issue, in their discretion, and for such purpose and on such terms as they may in their discretion determine, up to a maximum of 5 percent of the total number of common stock of 25 ZAR cents each in the issued share capital of the Company from time to time. Shareholders will be asked to renew this authority at the forthcoming annual general meeting to be held on May 13, 2013. At December 31, 2012, the number of shares of common stock placed under the control of the directors, amounted to:	19,166,048

The Company's redeemable preference shares, held within the group, consist of the following:
A redeemable preference shares issued	2,000,000
B redeemable preference shares issued	778,896

A and B redeemable preference shares issued which are held by a wholly-owned subsidiary Eastvaal Gold Holdings Limited, may not be transferred and are redeemable from the realization of the assets relating to the Moab Lease area after cessation of mining operations in the area. The shares carry the right to receive dividends equivalent to the profits (net of royalty, ongoing capital expenditure and taxation) from operations in the area. No further A and B redeemable preference shares will be issued.

	The issues of common stock and the cancellations of E shares of common stock resulted in the following year-on-year movements in share capital and premium:

		2012		2011		2010
		$	Number of shares	$	Number of shares	$	Number of shares

	Stock issued as part of equity offering completed on September 15, 2010	-	-	-	-	773	18,140,000

	Stock issued on the exercise of options/awards granted in terms of the share incentive scheme	33	945,641	33	889,593	26	823,411

	E shares cancelled and stock issued in accordance with the cancellation formula pertaining to the Employee Share Ownership Plan and Izingwe Holdings (1)	7	132,978	20	99,747	12	-

	E Shares of common stock cancelled - Izingwe Holdings	-	(350,000)	-	(70,000)	-	(280,000)

	Stock transferred from the Employee Share Ownership Plan to exiting employees pursuant to the rules of the scheme	7	172,149	7	156,958	10	230,921
		47	900,768	60	1,076,298	821	18,914,332

(1)	E Shares of common stock cancelled - Employee Share Ownership Plan		615,210		922,328		708,872

Fair Value Measurements	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value Measurements

The FASB ASC guidance establishes a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The standard describes three levels of inputs that may be used to measure fair value:

Level 1       -       Quoted prices in active markets for identical assets or liabilities.

Level 2       -       Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3       -       Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The Company utilizes the market approach to measure fair value. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities.

The following table sets out the Company's financial assets and (liabilities) measured on a recurring basis at fair value, by level within the hierarchy as at December 31, 2012 (in US Dollars, millions):

Items measured at fair value on a recurring basis

Description	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	892			892
Marketable and non-marketable equity securities	69	2		71
Mandatory convertible bonds	(588)			(588)
Embedded derivatives		(1)		(1)
Option component of convertible bonds		(9)		(9)

The Company's cash equivalents are classified within Level 1 of the fair value hierarchy because they are valued using quoted market prices. The cash instruments that are valued based on quoted market prices in active markets are primarily money market securities. Due to the short maturity of cash, carrying amounts approximate fair values.

The Company's marketable equity securities (see Note 15) are included in Other long-term assets in the Company's consolidated balance sheet. They consist of investments in ordinary shares and collective investment schemes and are valued using quoted market prices in active markets and as such are classified within Level 1 of the fair value hierarchy. The fair value of the marketable equity securities is calculated as the quoted market price of the marketable equity security multiplied by the quantity of shares held by the Company.

The Company's non-marketable equity securities (see Note 15) are included in Other long-term assets in the Company's consolidated balance sheet. They consist of investments in ordinary shares and were valued using the issue price obtained in a private equity raising which was completed during December 2012.

The Company's mandatory convertible bonds (see Note 18) are included in debt at fair value in the Company's consolidated balance sheet. The bonds are valued using quoted market prices in an active market and as such are classified within Level 1 of the fair value hierarchy. The fair value of the bonds is calculated as the quoted market price of the bond multiplied by the quantity of bonds issued by the Company.

Embedded derivatives and the conversion features of convertible bonds are included as derivatives on the balance sheet. Such instruments are classified within Level 2 of the fair value hierarchy.

The following inputs were used in the valuation of the conversion features of convertible bonds as at December 31:

2012

Market quoted bond price (percent)	103.9
Fair value of bond excluding conversion feature (percent)	102.6
Fair value of conversion feature (percent)	1.3
Total issued bond value ($ million)	732.5

The option component of the convertible bonds is calculated as the difference between the price of the bonds including the option component (bond price) and the price excluding the option component (bond floor price).

An independent service provider pricing formation was used in the valuation of the option component of convertible bonds. The Company has internal controls in place to evaluate the observable market information used in calculating the bond floor price by the pricing service. In recalculating the bond floor price the Company evaluated that the pricing information obtained was accurate and complete. No adjustments were made to prices obtained from the independent pricing service.

Items measured at fair value on a non-recurring basis

					2012
					$

During 2012, long-lived assets held and used in South Africa, with a carrying amount of $74 million were written down to fair value of $32 million, resulting in a loss, which is included in earnings for the period, of:					42

The following estimates and assumptions were used by management to estimate fair value using the income approach:
—	the gold price assumption represented management’s best estimate of the future price of gold. In arriving at the estimated long-term gold price, management considered all available market information including current prices, historical averages, and forward pricing curves. The long-term gold price of $1,584 per ounce is based on a range of economic and market conditions expected to exist over the remaining useful life of the asset;

—	proven and probable ore reserves as well as value beyond proven and probable reserves estimates. For these purposes proven and probable ore reserves of approximately 0.4 million ounces as at December 31, 2012 were determined;

—	the real pre-tax discount rate of 13 percent is commensurate with the risks involved which is consistent with the basis used in 2011. The risk factors considered were country risk which was based on the Company’s internal assessment of country risk relative to the issues experienced in South Africa;

—	foreign currency cash flows were translated at estimated forward exchange rates and then discounted using appropriate discount rates for that currency; and

—	cash flows used in fair value valuations were based on the life of mine plan.

During 2012, the Company fully impaired and wrote-off certain assets mainly in South Africa and Continental Africa. This resulted in a loss, which is included in earnings for the period, of:					325

See “Note 5 - Costs and expenses: Impairment of assets” for additional information.

In 2012, the Company fully impaired its equity method investments in Margaret Water Company and Société d’Exploitation des Mines d'Or de Yatela S.A. In addition, the Company fully impaired the loan granted to Thani Ashanti Alliance Limited. See Note 15. This resulted in a loss, which is included in equity income in associates, of:					45

The above items are summarized as follows:

	Fair value	Level 1	Level 2	Level 3	Total gain/(loss)
Description	$	$	$	$	$
Long-lived assets held and used	32		32		(42)
Long-lived assets abandoned	-				(325)
Associates and equity accounted joint ventures	-				(45)
	32	-	32	-	(412)

Financial Risk Management Activities	12 Months Ended
Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments And Hedging Activities Disclosure [Text Block]

In the normal course of its operations, the Company is exposed to gold and other commodity price, currency, interest rate, equity price, liquidity and non-performance risk, which includes credit risk. The Company is also exposed to certain by-product commodity price risk. In order to manage these risks, the Company may enter into transactions which make use of derivatives. The Company has developed a risk management process to facilitate, control and monitor these risks. The Audit and Corporate Governance Committee has approved and monitors this risk management process, inclusive of documented treasury policies, counterpart limits, controlling and reporting structures. The Company does not acquire, hold or issue derivatives for speculative purposes. Although all derivative transactions executed by the Company serve to economically manage the Company's risk to the market factors discussed above, not all such derivatives qualify for hedge accounting treatment, including instances whereby management has elected to not designate such derivatives as part of a qualifying hedge accounting relationship.

The financial risk management activities objectives of the Company are as follows:

  Safeguarding the Company's core earnings stream through the effective control and management of gold and other commodity price risk, foreign exchange risk and interest rate risk;
  Effective and efficient usage of credit facilities through the adoption of liquidity planning procedures;
  Ensuring that investment and hedging transactions are undertaken with creditworthy counterparts; and
  Ensuring that contracts and agreements related to risk management activities are coordinated, consistent throughout the Company and comply where necessary with relevant regulatory and statutory requirements.

A number of products, including derivatives are used to satisfy these objectives. Contracts that meet the criteria for hedge accounting are designated as the hedging instruments hedging the variability of forecasted cash flows from the sale of production into the spot market and from capital expenditure denominated in a foreign currency and are classified as cash flow hedges under the FASB ASC guidance on derivatives and hedging. Cash flows related to these instruments designated as qualifying hedges are reflected in the consolidated statement of cash flows in the same category as the cash flow from the items being hedged. Accordingly, cash flows relating to the settlement of forward sale commodity derivatives contracts hedging the forecasted sale of production into the spot market as well as the forward sale currency derivative contracts hedging the forecasted capital expenditure, have been reflected upon settlement as a component of operating cash flows. Cash flow hedge losses pertaining to capital expenditure of $3 million as at December 31, 2012 (2011: $3 million; 2010: $3 million) are expected to be reclassified from accumulated other comprehensive income and recognized as an adjustment to depreciation expense equally until 2019.

A gain on non-hedge derivatives of $93 million was recorded in 2012 (2011: gain of $83 million; 2010: loss of $703 million). See “Note 5 – Cost and expenses: Non-hedge derivative (gain)/loss and movement on bonds” for additional information.

Gold price risk management activities

Gold price risk arises from the risk of an adverse effect of current or future earnings resulting from fluctuations in the price of gold. The Company eliminated its hedge book during 2010 and has since had full exposure to the spot price of gold.

Elimination of hedge book

The Company communicated a strategy in prior years to reduce its outstanding gold derivatives position in order to be more exposed to spot gold prices. During 2010, the Company completed the final phase of this strategy and eliminated its gold hedge book.

The results of operations and cash flows for 2010 were adversely impacted given the early cash settlement of non-hedge derivatives and previously designated NPSE contracts with low contracted sales prices, respectively, committed ounces have been fully eliminated as at December 31, 2012 and 2011.

Foreign exchange price risk protection agreements

The Company, from time to time, may enter into currency forward exchange and currency option contracts to hedge certain anticipated transactions denominated in foreign currencies. The objective of the Company's foreign currency hedging activities is to protect the Company from the risk that the eventual cash flows resulting from transactions denominated in US dollars will be adversely affected by changes in exchange rates.

As at December 31, 2012 and 2011, the Company had no open forward exchange or currency option contracts in its currency hedge position.

Interest rate and liquidity risk

Fluctuations in interest rates impacts interest paid and received on the short-term cash investments and financing activities, giving rise to interest rate risk.

In the ordinary course of business, the Company receives cash from the proceeds of its gold sales and is required to fund working capital requirements. This cash is managed to ensure surplus funds are invested in a manner to achieve market related returns while minimizing risks.

The Company is able to actively source financing at competitive rates. The counterparts are financial and banking institutions and their credit ratings are regularly monitored by the Company.

Cash and loans advanced maturity profile

		2012				2011
Maturity date	Currency	Fixed rate investment amount (million)	Effective rate %	Floating rate investment amount (million)	Effective rate %	Fixed rate investment amount (million)	Effective rate %	Floating rate investment amount (million)	Effective rate %
All less than one year		$1	2.50	611	0.30	10	0.48	467	0.20
	ZAR	780	3.55	215	2.10	3,030	5.50	164	3.55
	AUD	-	-	29	3.00	81	4.65	23	4.45
	BRL	-	-	34	7.51	-	-	27	6.61
	ARS	-	-	73	15.00	-	-	1	10.23
	NAD	-	-	2	4.30	-	-	119	4.08

Borrowings maturity profile

			Between		Between
	Within one year		one and two years		two and five years		After five years		Total
Currency	Borrowings amount (million)	Effective rate %	Borrowings amount (million)	Effective rate %	Borrowings amount (million)	Effective rate %	Borrowings amount (million)	Effective rate %	Borrowings amount (million)
	$669	5.7	691	3.5	6	2.9	1,741	5.5	3,107
ZAR	1,521	5.7	8	9.8	59	9.8	186	9.8	1,774
BRL	4	9.3	2	5.8	-	-	2	4.5	8
NAD	68	8.4	84	8.4	34	8.4	-	-	186
AUD	-	-	-	-	256	5.1	-	-	256

Interest rate risk

	Fixed for less than one year		Fixed for between one and three years		Fixed for greater than three years		Total
Currency	Borrowings amount (million)	Effective rate %	Borrowings amount (million)	Effective rate %	Borrowings amount (million)	Effective rate %	Borrowings amount (million)
	$669	5.7	693	3.5	1,745	5.4	3,107
ZAR	1,521	5.7	25	9.8	228	9.8	1,774
BRL	4	9.3	2	5.8	2	4.5	8
NAD	68	8.4	118	8.4	-	-	186
AUD	-	-	256	5.1	-	-	256

Non-performance risk

Realization of contracts is dependent upon counterparts' performance. The Company has not obtained collateral or other security to support the financial instruments subject to non-performance risk, but the credit standing of counterparts was monitored on a regular basis throughout the year. The Company spreads its business over a number of financial and banking institutions to minimize the risk of potential non-performance risk. Furthermore, the approval process of counterparts and the limits applied to each counterpart were monitored by the board of directors. Where possible, ISDA netting agreements were put in place.

The combined maximum credit risk exposure at balance sheet date amounts to $183 million (2011: $198 million). Credit risk exposure netted by open derivative positions with counterparts was $nil million (2011: $nil million). No set-off is applied to balance sheet amounts due to the different maturity profiles of assets and liabilities.

Fair value of financial instruments

The estimated fair values of financial instruments are determined at discrete points in time based on relevant market information. The estimated fair values of the Company's financial instruments, as measured at December 31, 2012 and 2011, are as follows (assets (liabilities)):

	December 31, 2012		December 31, 2011
	Carrying		Carrying
	amount	Fair value	amount	Fair value
	$	$	$	$
Cash and cash equivalents	892	892	1,112	1,112
Restricted cash	64	64	58	58
Short-term debt	(271)	(271)	(30)	(30)
Short-term debt at fair value	(588)	(588)	(2)	(2)
Long-term debt	(2,750)	(2,871)	(1,715)	(1,857)
Long-term debt at fair value	-	-	(758)	(758)
Derivatives	(10)	(10)	(93)	(93)
Marketable equity securities - available for sale	69	69	82	82
Marketable debt securities - held to maturity	7	11	8	11
Non-marketable equity securities - available for sale	2	2	-	-
Non-marketable assets - held to maturity	3	3	2	2
Non-marketable debt securities - held to maturity	86	86	85	85

The following methods and assumptions were used to estimate the fair value of each class of financial instrument:

Cash restricted for use, cash and cash equivalents and short-term debt

The carrying amounts approximate fair value because of the short-term duration of these instruments.

Long-term debt

The mandatory convertible bonds are carried at fair value. The fair value of the convertible and rated bonds are shown at their quoted market value. Other long-term debt re-prices on a short-term floating rate basis, and accordingly the carrying amount approximates fair value.

Derivatives

The fair value of volatility-based instruments (i.e. options) are estimated based on market prices, volatilities, credit risk and interest rates for the periods under review.

Investments

Marketable equity securities classified as available-for-sale are carried at fair value. Marketable debt securities classified as held to maturity are measured at amortized cost. Non-marketable assets classified as held to maturity are measured at amortized cost. The fair value of marketable debt securities and non-marketable assets has been calculated using market interest rates. Investments in non-marketable debt securities classified as held to maturity are measured at amortized cost. Non-marketable equity securities classified as available for sale are carried at cost or fair value, where fair value can be reliably measured.

The following is the fair value of the derivative (liabilities)/assets split by accounting designation:

	December 31, 2012
	Liabilities
	Balance Sheet location	Non-hedge accounted	Total
		$	$
Option component of convertible bonds	Non-current liabilities - derivatives	(9)	(9)
Embedded derivatives	Non-current liabilities - derivatives	(1)	(1)
Total derivatives		(10)	(10)

	December 31, 2011
	Liabilities
	Balance Sheet location	Non-hedge accounted	Total
		$	$
Option component of convertible bonds	Non-current liabilities - derivatives	(92)	(92)
Embedded derivatives	Non-current liabilities - derivatives	(1)	(1)
Total derivatives		(93)	(93)

	Non-hedge derivative (gain)/loss recognized

		Year ended December 31,
		2012	2011	2010

		$	$	$
	Realized (1)
	Forward sales type agreements - commodity	-	-	377
	Option contracts - commodity	-	-	2,573
	Forward sales agreements - currency	-	-	13
	Option contracts - currency	-	-	(3)
	Interest rate swaps - Gold	-	-	15
		-	-	2,975	(2)

	Unrealized (1)
	Forward sales type agreements - commodity	-	-	(265)
	Option contracts - commodity	-	-	(1,999)
	Interest rate swaps - Gold	-	-	(13)
	Option component of convertible bonds	(83)	(84)	1
	Other commodity contracts	(10)	-	-
	Embedded derivatives	-	1	(1)
	Warrants on shares	-	-	5
		(93)	(83)	(2,272)

	Non-hedge derivatives (gain)/loss	(93)	(83)	703

(1)	Realized and unrealized gains and losses on non-hedge derivatives are included in "Non-hedge derivative (gain)/loss and movement on bonds" in the income statement.
(2)	Included $2,698 million loss related to the final tranche of the accelerated hedge buy-back executed during 2010.

Other comprehensive income

	Accumulated other comprehensive income as of January 1, 2012	Changes in fair value recognized in 2012	Reclassification adjustments	Accumulated other comprehensive income as of December 31, 2012
	$	$	$	$
Derivatives designated as
Capital expenditure	(3)	-	-	(3)
Before tax totals	(3)	-	-	(3)
After tax totals	(2)	-	-	(2)

	Accumulated other comprehensive income as of January 1, 2011	Changes in fair value recognized in 2011	Reclassification adjustments	Accumulated other comprehensive income as of December 31, 2011
	$	$	$	$
Derivatives designated as
Capital expenditure	(3)	-	-	(3)
Before tax totals	(3)	-	-	(3)
After tax totals	(2)	-	-	(2)

Maturity profile of derivatives, at carrying value

	Total $		2012 Assets $	Liabilities $
Amounts to mature within twelve months of balance sheet date	-		-	-
Amounts maturing between one and two years	(9)	1	-	(9)
Amounts maturing between two and five years	-		-	-
Amounts to mature thereafter	(1)		-	(1)
Total	(10)		-	(10)

	Total $	2011 Assets $	Liabilities $
Amounts to mature within twelve months of balance sheet date	-	-	-
Amounts maturing between one and two years	-	-	-
Amounts maturing between two and five years	(92)	-	(92)
Amounts to mature thereafter	(1)	-	(1)
Total	(93)	-	(93)

Sensitivity analysis

Derivatives

The Company monitors the sensitivity of the convertible bonds to changes in its share price.

The following table discloses the approximate sensitivity, in US dollars, of the convertible bonds to the Company's share price at December 31, 2012 (actual changes in the timing and amount of the following variables may differ from the assumed changes below).

	2012
	Change in underlying factor	Non-hedge accounted	Total change in fair value
		$	$
Convertible bonds
AngloGold Ashanti Limited share price ($)	Spot (+$5)	(14)	(14)
AngloGold Ashanti Limited share price ($)	Spot (-$5)	7	7

Mandatory convertible bonds

The mandatory convertible bond valuation is primarily linked to the AngloGold Ashanti Limited share price traded on the New York Stock Exchange (NYSE) and fluctuates with reference to the NYSE share price and market interest rates. An increase or decrease of $5 in the AngloGold Ashanti Limited share price will generally impact the value of the mandatory convertible bond liability in a stable interest environment by approximately +$72 million and -$83 million, respectively.

Foreign exchange risk

Foreign exchange risk arises on financial instruments that are denominated in a foreign currency.

The following table discloses the approximate foreign exchange risk sensitivities of debt at December 31, 2012 (actual changes in the timing and amount of the following variables may differ from the assumed changes below).

	2012
	Change in exchange rate	Change in borrowings total
		$
Debt
ZAR denominated (R/$)	Spot (+R1)	(22)
BRL denominated (BRL/$)	Spot (+BRL0.25)	-
NAD denominated (NAD/$)	Spot (+NAD1)	(2)
AUD denominated (AUD/$)	Spot (+AUD0.05)	(13)

	2012
	Change in exchange rate	Change in borrowings total
		$
Debt
ZAR denominated (R/$)	Spot (-R1)	28
BRL denominated (BRL/$)	Spot (-BRL0.25)	1
NAD denominated (NAD/$)	Spot (-NAD1)	3
AUD denominated (AUD/$)	Spot (-AUD0.05)	14

Additional Cash Flow Information	12 Months Ended
Dec. 31, 2012
Additional Cash Flow Information
Additional Cash Flow Information
		2012 $	2011 $	2010 $

	Reported in the consolidated statements of cash flows:

	Interest paid	145	144	115
	Taxation paid	507	477	188

	Non-cash investing and financing items not reported in the consolidated statements of cash flows:

	Non cash movements included in Property, plant & equipment	68	389	302

	Exercise of share options	45	51	43

	Non-cash operating items not reported in the consolidated statements of cash flows:

	Foreign exchange gain(1)	2	11	2

(1)	Foreign exchange gain included in Interest, dividends and other amounts to:	8	2	3

Provision for Pension and Other Post-Retirement Medical Benefits	12 Months Ended
Dec. 31, 2012
Defined Benefit Pension Plans And Defined Benefit Postretirement Plans Disclosure [Abstract]
Provision for Pension and Other Post-Retirement Medical Benefits

The provision for pension and post-retirement medical funding represents the provision for health care and pension benefits for employees, retired employees and their dependants.

Defined benefit plans

The retirement schemes as at December 31, 2012, 2011 and 2010, consist of the following which reflects the following provision values:

	2012	2011	2010
	$	$	$

AngloGold Ashanti Pension Fund liability	24	23	-
Post-retirement medical scheme for AngloGold Ashanti South Africa employees	183	159	179
Other defined benefit plans	14	12	12
Sub total	221	194	191
Transferred to other non-current assets. See Note 15.
Post-retirement medical scheme for Rand Refinery employees	-	2	3
Ashanti retired staff pension plan	-	1	-
Short-term portion transferred to other current liabilities. See Note 17.	(12)	(12)	(14)
Total provision classified as a non-current liability	209	185	180

South Africa defined benefit pension fund

The plan is evaluated by independent actuaries on an annual basis as at December 31. The valuation as at December 31, 2012 was completed at the beginning of 2013. The most recent statutory valuation effective December 31, 2011 was completed in May 2012. The next statutory valuation will have an effective date no later than December 31, 2014.

All South African pension funds are governed by the Pension Funds Act of 1956 as amended.

	Information with respect to the defined benefit fund, which includes benefits for AngloGold Ashanti employees, for the year ended December 31, is set forth in the table below:

		Pension benefits
		2012	2011	2010
		$	$	$
	Change in benefit obligation
	Benefit obligation at January 1,	307	334	269
	Service cost	7	7	7
	Interest cost	26	25	25
	Plan participants’ contributions	1	2	2
	Actuarial loss	22	22	21
	Benefits paid	(18)	(19)	(28)
	Translation	(17)	(64)	38
	Benefit obligation at December 31,	328	307	334

	Change in plan assets
	Fair value of plan assets at January 1,	284	334	274
	Actual return on plan assets	45	24	40
	Company contributions	7	7	8
	Plan participants’ contributions	1	2	2
	Benefits paid	(18)	(19)	(28)
	Translation	(15)	(64)	38
	Fair value of plan assets at December 31,	304	284	334

	Unfunded status at end of year	(24)	(23)	-
	Net amount recognized	(24)	(23)	-

	Components of net periodic benefit cost
	Service cost	7	7	7
	Interest cost	26	25	25
	Actuarial loss	8	28	10
	Expected return on assets	(31)	(30)	(29)
	Net periodic benefit cost	10	30	13

	Accumulated benefit obligation at December 31,	274	269	290

	Assumptions
	Weighted-average assumptions used to determine benefit obligations at December 31,
	Discount rate	8.25%	8.75%	8.50%
	Rate of compensation increase	8.00%	8.00%	7.25%

	Weighted-average assumptions used to determine the net periodic benefit cost for the years ended December 31,
	Discount rate	8.25%	8.75%	8.50%
	Expected long-term return on plan assets	10.53%	11.20%	9.99%
	Rate of compensation increase(1)	8.00%	8.00%	7.25%
	Pension increase	5.40%	5.40%	4.73%

(1)	Short-term compensation rate increase	5.50%	7.50%	7.50%
	Long-term compensation rate increase	8.00%	8.00%	7.25%

The expected long-term return on plan assets is determined using the after tax return of RSA Government long bond yields as a guide.

	Pension benefits
	2012	2011
	%	%
Plan assets
AngloGold Ashanti’s pension plan asset allocations at December 31, 2012 and 2011, by asset category are as follows:

Asset category
Equity securities	56%	56%
Debt securities	38%	37%
Other	6%	7%
	100%	100%

Fair value of plan assets

The following table sets out the Company’s plan assets measured at fair value, by level within the hierarchy as at December 31, 2012 (in US Dollars, millions):

Description	Level 1	Level 2	Level 3	Total
Domestic equity security	115			115
Foreign equity securities	57			57
Domestic fixed interest bonds	90			90
Foreign fixed interest bonds	15			15
Real estate investment trust	3			3
Cash	13			13
Unlisted specialized credit		11		11

The following table sets out the Company’s plan assets measured at fair value, by level within the hierarchy as at December 31, 2011 (in US Dollars, millions):

Description	Level 1	Level 2	Level 3	Total
Domestic equity security	106			106
Foreign equity securities	54			54
Domestic fixed interest bonds	81			81
Foreign fixed interest bonds	14			14
Real estate investment trust	3			3
Cash	16			16
Unlisted specialized credit		10		10

Fair value of level 1 plan assets is based on quoted market prices.

Fair value of level 2 plan assets is based on market interest rates (for fixed rate investments) accrued interest and credit risk ratings.

Investment policy

The Trustees have adopted a long-term horizon in formulating the Fund's investment strategy, which is consistent with the term of the Fund's liabilities. The investment strategy aims to provide a reasonable return relative to inflation across a range of market conditions.

The Trustees have adopted different strategic asset allocations for the assets backing pensioner and active member liabilities. The strategic asset allocation defines what proportion of the Fund's assets should be invested in each major asset class. The Trustees have then selected specialist investment managers to manage the assets in each asset class according to specific performance mandates instituted by the Trustees.

The Trustees have also put in place a detailed Statement of Investment Principles that sets out the Fund's overall investment philosophy and strategy.

Fund returns are calculated on a monthly basis, and the performance of the managers and Fund as a whole is formally reviewed by the Fund's Investment Sub-Committee at least every six months.

	2012			2011
	No. of	Percentage of	Fair value	No. of	Percentage of	Fair value
	shares	total assets	$	shares	total assets	$
Related parties
Investments held in related parties are summarized as follows:

Equity securities
AngloGold Ashanti Limited	184,432	1.9%	6	100,079	1.5%	4

Other investments exceeding 5% of total plan assets
Bonds
IFM Corporate Bond Unit Trust	271,680,384	11.4%	35	287,226,346	12.7%	36
Allan Gray Orbis Global Equity Fund	224,509	9.5%	29	242,110	9.5%	27
Contrarius Global Equity Fund	1,151,413	9.2%	28	1,251,535	9.1%	26
			92			89

Cash flows
$
Contributions
Expected Company contribution to its pension plan in 2013	5

Estimated future benefit payments
The following pension benefit payments, which reflect the expected future service, as appropriate, are expected to be paid:

2013	19
2014	20
2015	20
2016	21
2017	21
2018 – 2022	117

South Africa post-retirement medical benefits

The provision for post-retirement medical funding represents the provision for health care benefits for employees and retired employees and their registered dependants. The post-retirement benefit costs are assessed in accordance with the advice of independent professionally qualified actuaries. The actuarial method used is the projected unit credit funding method. This scheme is unfunded. The last actuarial valuation was performed at December 31, 2012.

	Information with respect to the defined benefit liability, which includes post-retirement medical benefits for AngloGold Ashanti South Africa employees, for the year ended December 31, is set forth in the table below:

		Other benefits
		2012	2011	2010
		$	$	$
	Change in benefit obligation
	Benefit obligation at January 1,	159	179	149
	Service cost	1	1	1
	Recognition of past service cost	22	-	-
	Interest cost	13	13	13
	Benefits paid	(15)	(13)	(14)
	Actuarial loss	11	11	10
	Translation	(8)	(32)	20
	Benefit obligation at December 31,	183	159	179
	Unfunded status at end of year	(183)	(159)	(179)
	Net amount recognized	(183)	(159)	(179)

	Components of net periodic benefit cost
	Service cost	1	1	1
	Recognition of past service cost (1)	22	-	-
	Interest cost	13	13	13
	Actuarial loss	11	11	10
		47	25	24

(1)	Revision of the Company contributions towards health care benefits to align with medical inflation.

	The assumptions used in calculating the above amounts are:
	Discount rate	7.75%	8.75%	8.50%
	Expected increase in health care costs	7.00%	7.50%	7.60%

	Assumed health care cost trend rates at December 31,
	Health care cost trend assumed for next year	7.00%	7.50%	7.60%
	Rate to which the cost trend is assumed to decline (ultimate trend rate)	7.00%	7.50%	7.60%

Assumed health care cost trend rates have a significant effect on the amounts reported for health care plans. A one percentage-point change in assumed health care cost trend rates would have the following effect:

	1-percentage point	1-percentage point
	increase	decrease
Effect on total service and interest cost	1	(1)
Effect on post-retirement benefit obligation	5	(16)

Cash flows
$
Contributions
Expected Company contributions to the post-retirement medical plan in 2013	12

Estimated future benefit payments
The following medical benefit payments, which reflect the expected future service, as appropriate, are expected to be paid:

2013	12
2014	13
2015	14
2016	15
2017	15
2018 – 2022	81

Other defined benefit plans

Other defined benefit plans include the Ashanti Retired Staff Pension Plan, the Obuasi Mines Staff Pension Scheme, the Post-retirement medical scheme for Rand Refinery employees (partly disposed of in December 2012), the Retiree Medical Plan for the United States of America employees, the Supplemental Employee Retirement Plan for North America (USA) Inc. employees and the Nuclear Fuels South Africa (“NUFCOR”) – Retiree Medical Plan for Nufcor South African employees.

Information in respect of other defined benefit plans for the years ended December 31, 2012, 2011 and 2010 have been aggregated in the tables of change in benefit obligations, change in plan assets and components of net periodic benefit cost as follows:

Aggregated information in respect of the other defined benefit plans, for the year ended December 31, is set forth in the table below:

	2012	2011	2010
	$	$	$

Change in benefit obligations
Balance at January 1,	21	22	18
Interest cost	1	1	1
Actuarial loss	1	-	5
Disposal of subsidiary	(2)	-	-
Benefits paid	(2)	(2)	(2)
Translation	(1)	-	-
Balance at December 31,	18	21	22

Change in plan assets
Fair value of plan assets at January 1,	9	10	8
Actual return on plan assets	-	1	2
Disposal of subsidiary	(4)	-	-
Benefits paid	-	-	(1)
Translation	(1)	(2)	1
Fair value of plan assets at December 31,	4	9	10

Unfunded status at end of year	(14)	(12)	(12)
Net amount recognized	(14)	(12)	(12)

Components of net periodic benefit cost
Interest cost	1	1	1
Actuarial loss/(gain)	1	(1)	(1)
	2	-	-

Accumulated benefit obligation at December 31,	14	12	12

Cash flows
The other retirement defined benefit plans are all closed to new members and current members are either retired or deferred members. The Company does not make a contribution to these plans.

Estimated future benefit payments
The following pension benefit payments, which reflect the expected future service, as appropriate, are expected to be paid:

$

2013	2
2014	1
2015	1
2016	1
2017	1
2018 – 2022	5

Defined contribution funds

The following table sets forth the cost of providing retirement benefits.

	2012	2011	2010
	$	$	$

South Africa (1)	46	48	48
Continental Africa (2)
Ghana	10	3	3
Guinea	2	2	2
Namibia	2	2	1
Tanzania	-	-	-
Australasia (3)	6	5	4
Americas (4)
United States of America	2	2	2
Brazil	1	2	4
Argentina	-	-	-
Colombia	-	-	-
	69	64	64

Contributions to the various retirement schemes are fully expensed during the year.

(1)

South Africa

AngloGold Ashanti Limited's operations in South Africa (Great Noligwa, Kopanang, Moab Khotsong, Mponeng, Savuka, TauTona, First Uranium SA, Corporate and Other) contribute to various industry-based pension and provident retirement plans which cover substantially all employees and are defined contribution plans. These plans are all funded and the assets of the schemes are held in administrated funds separately from the group's assets.

(2)

Continental Africa

AngloGold Ashanti Limited's mines in Ghana (Iduapriem and Obuasi) contribute to provident plans for their employees which are defined contribution plans. The funds are administered by Boards of Trustees and invest mainly in Ghana government treasury instruments, fixed term deposits and other investments.

AngloGold Ashanti Limited's mine in Guinea (Siguiri) contributes to provident plans for their employees which are defined contribution plans. The funds are administered by Boards of Trustees and invest mainly in Guinea government treasury instruments, fixed term deposits and other investments.

At AngloGold Ashanti Limited's mine in Namibia (Navachab) the employees are members of a defined contribution provident fund. The fund is administered by the Old Mutual Life Assurance Company (Namibia) Limited. Both the Company and the employees contribute to this fund.

AngloGold Ashanti Limited's mine in Tanzania (Geita) does not have a retirement scheme for employees. Tanzanian nationals contribute to the National Social Security Fund (“NSSF”) or the Parastatal Provident Fund (“PPF”), depending on the employee's choice, and the Company also makes a contribution on the employee's behalf to the same fund. On leaving the group, employees may withdraw their contribution from the fund. From July 2005, the Company has set up a supplemental provident fund which is administered by the PPF with membership available to permanent national employees on a voluntary basis. The Company makes no contribution towards any retirement schemes for contracted expatriate employees. The Company contributes to the NSSF on behalf of expatriate employees. On termination of employment the Company may apply for a refund of contributions from the NSSF. The NSSF also administers this fund.

(3)

Australasia

AngloGold Ashanti Limited's mines in Australia (Sunrise Dam and Tropicana) contribute to various approved superannuation funds for the provision of benefits to employees and their dependants on retirement, disability or death. The fund is a multi-industry national fund with defined contribution arrangements. Contribution rates by the operation on behalf of employees varies, with minimum contributions meeting compliance requirements under the Superannuation Guarantee legislation. The contributions by the operations are legally enforceable to the extent required by the Superannuation Guarantee legislation and relevant employment agreements.

(4)

Americas

AngloGold Ashanti Limited's mine in North America (Cripple Creek & Victor) sponsors a 401(k) savings plan whereby employees may contribute up to 60 percent of their salary, of which up to 5 percent is matched at a rate of 150 percent by AngloGold Ashanti Limited USA.

AngloGold Ashanti Limited's mines in Brazil (AngloGold Ashanti Córrego do Sitío Mineração and Serra Grande) operate defined contribution arrangements for their employees. These arrangements are funded by the operations (basic plan) and operations/employees (optional supplementary plan). A Plano Gerador de Benefício Livre (“PGBL”) fund, similar to the American 401(k) type of plan was started in December 2001. Administered by Bradesco Previdência e Seguros (which assumes the risk for any eventual actuarial liabilities), this is the only private pension plan sponsored by the group.

AngloGold Ashanti Limited's mine in Argentina (Cerro Vanguardia) does not have a retirement scheme for employees. Argentine nationals contribute to the obligatory Régimen Previsional Público fund which is administered by the state through the National Administrators of the Social Security (“ANSES”). Employees in Argentina contribute 11 percent of their salaries towards the Régimen Previsional Público fund and the Company makes a contribution of 17 percent of an employee's salary to the same fund.

AngloGold Ashanti Limited's operations in Colombia offer an optional defined contribution plan to their employees. The employees can contribute up to 10 percent of their salary and the Company contributes 50 percent of this amount. On termination of employment the participant may apply to withdraw from the fund.

Segment and Geographical Information	12 Months Ended
Dec. 31, 2012
Segment and Geographical Information
Segment and Geographical Information

The Company produces gold as its primary product and does not have distinct divisional segments in terms of principal business activity, but manages its business on the basis of different geographic segments. This information is consistent with the information used by the Company's Chief Operating Decision Maker, defined as the Executive Committee, in evaluating operating performance of, and making resource allocation decisions.

	Year ended December 31
		2012		2011		2010
		$		$		$
Revenues
Revenues from product sales:
South Africa	2,013		2,561		875
Continental Africa	2,609		2,529		1,038
Australasia	426		385		206
Americas	1,656		1,487		571
	6,704		6,962		2,690
Less: Equity method investments included above	(351)		(392)		(331)
Plus: Loss on realized non-hedge derivatives included above	-		-		2,975
Total revenues from product sales	6,353		6,570		5,334

Depreciation and amortization expense
South Africa	318	360	357
Continental Africa	233	223	185
Australasia	36	42	35
Americas	217	173	152
	804	798	729
Less: Equity method investments included above	(10)	(9)	(9)
Total depreciation and amortization expense	794	789	720

	Year ended December 31
	2012	2011	2010
	$	$	$
Segment income/(loss)
South Africa	577	1,021	675
Continental Africa	526	941	493
Australasia	82	38	158
Americas	688	751	508
Other, including Corporate and Non-gold producing subsidiaries	(253)	(192)	(179)
Total segment income	1,620	2,559	1,655

The following are included in segment income/(loss):

Interest revenue
South Africa	21	28	27
Continental Africa	5	14	3
Australasia	3	4	2
Americas	10	4	10
Other, including Corporate and Non-gold producing subsidiaries	4	2	1
Total interest revenue	43	52	43

Interest expense
South Africa	6	5	7
Continental Africa	7	1	7
Australasia	1	-	1
Americas	2	3	3
Other, including Corporate and Non-gold producing subsidiaries	197	169	133
Total interest expense	213	178	151

Equity (loss)/income in associates
South Africa	(2)	(2)	(1)
Continental Africa	66	89	69
Americas	(12)	-	-
Other, including Corporate and Non-gold producing subsidiaries	(75)	(28)	(28)
Total equity (loss)/income in associates	(23)	59	40

Reconciliation of segment income to Net income - attributable to AngloGold Ashanti
Segment total	1,620	2,559	1,655
Exploration costs	(388)	(279)	(206)
General and administrative expenses	(299)	(287)	(228)
Market development costs	(10)	(9)	(14)
Non-hedge derivative gain/(loss) and movement on bonds	265	196	(786)
Taxation expense	(340)	(705)	(255)
Noncontrolling interests	(19)	(50)	(54)
Net income - attributable to AngloGold Ashanti	829	1,425	112

		Year ended December 31
			2012		2011		2010
			$		$		$

	Segment assets
	South Africa(1)(2)	3,570		2,974		3,370
	Continental Africa	4,752		4,365		4,093
	Australasia	1,007		714		534
	Americas	2,894		2,527		2,170
	Other, including Corporate, and Non-gold producing subsidiaries	879		605		221
	Total segment assets	13,102		11,185		10,388

(1)	Includes the following which have been classified as assets held for sale:

	Rand Refinery Limited	-		1		1
	ISS International Limited	-		-		15

	On December 3, 2012, the Company disposed of a 5 percent stake in Rand Refinery Limited reducing its shareholding to 48.03 percent.
	ISS International Limited was classified as held for sale in 2010. The sale was concluded effective February 28, 2011.

(2)	Includes the assets of First Uranium (Pty) Limited acquired on July 20, 2012.

Expenditure for additions to long-lived assets
South Africa	619	549	430
Continental Africa	712	418	232
Australasia	355	102	40
Americas	382	452	309
Other, including Corporate and Non-gold producing subsidiaries	86	6	4
	2,154	1,527	1,015
Less: Equity method investments included above	(303)	(88)	(42)
Total expenditure for additions to long-lived assets	1,851	1,439	973

Geographical area data
Total revenues
South Africa	2,056	2,596	899
Continental Africa	2,617	2,529	1,043
Australasia	430	389	208
Americas	1,658	1,499	573
Other, including Corporate and Non-gold producing subsidiaries	20	17	37
	6,781	7,030	2,760
Less: Equity method investments included above	(353)	(388)	(333)
Plus: Loss on realized non-hedge derivatives included above	-	-	2,975
Total revenues	6,428	6,642	5,402

Long-lived assets by area
South Africa	3,164	2,360	2,701
Continental Africa	3,747	3,544	3,437
Australasia	786	441	373
Americas	2,316	2,088	1,808
Other, including Corporate and Non-gold producing subsidiaries	299	121	72
Total long-lived assets	10,312	8,554	8,391

		Year ended December 31
			2012		2011		2010
			$		$		$

	Entity-wide disclosures

	Revenues(1)
	South Africa	2,013		2,561		2,207
	Ghana	772		802		566
	Tanzania	906		753
	Brazil	851		767		599

(1)	Material revenues are attributed to countries based on location of production.

	Long-lived assets(2)
	South Africa	2,913		2,151		2,458
	Ghana	1,921		2,034		1,924
	United States of America	917		810		719
	Brazil	988		950		768

(2)	Material long-lived assets excluding goodwill and other intangibles, financial instruments and deferred taxation assets.

AngloGold Limited Share Incentive Scheme and Plans	12 Months Ended
Dec. 31, 2012
Disclosure Of Compensation Related Costs Share Based Payments [Abstract]
Disclosure Of Compensation Related Costs Share Based Payments [Text Block]

Employee share incentive scheme

At a general meeting held on June 4, 1998, shareholders approved the introduction of the AngloGold Limited Share Incentive Scheme (“Share Incentive Scheme”) for the purpose of providing an incentive to executive directors and senior employees of the Company and its subsidiaries to identify themselves more closely with the fortunes of the Company and also to promote the retention of such employees by giving them an opportunity to acquire shares in the Company. Employees participate in the scheme to the extent that they are granted options and accept them.

At a general meeting held on April 30, 2002, it was approved that the rules of the Share Incentive Scheme be amended to provide for the exercise of options to be based on conditions, related to the performance of the Company, as determined by the directors and which will be objective and specified. An employee would only be able to exercise his options after the date upon which he has received written notification from the directors that the previously specified performance conditions have been fulfilled or waived. The options granted prior to May 1, 2002 remained subject to the conditions under which they were granted. Although there are no automatically convertible unsecured debentures currently in issue under the rules of the Share Incentive Scheme, consequential amendments were approved to the rules of the scheme which effectively made the conversion of debentures subject to the same terms as the exercise of options.

At the annual general meeting held on May 7, 2010, shareholders authorized that 17,000,000 shares may be allocated for the purposes of the scheme. The maximum aggregate number of shares which may be acquired by any one participant in the scheme is 5 percent of the shares attributable to the scheme or 850,000 ordinary shares per employee could be issued in aggregate (2011: 850,000).

Ordinary shares issued in terms of the Share Incentive Scheme shall, subject to the provisions of the Share Incentive Scheme, rank pari passu with issued shares in all respects, including participation in dividends.

Non-executive directors are not eligible for participation in the Share Incentive Scheme.

	Total plan employee costs

	On December 31, 2012, the Company had four stock based compensation plans which are described below.

	Total compensation cost charged against income for these plans were as follows:

		2012	2011		2010
		$	$		$
	Compensation cost recognized	66	54	(1)	59

(1)	Excluded $7 million relating to the Black economic empowerment transaction restructuring costs for Izingwe during 2011 (see Note 5).

	At the year end, the unallocated balance of shares subject to the Share Incentive Scheme amounted to 8,528,097 (2011: 10,075,485).

Options

An option may only be granted to an employee to purchase a certain number of shares, specified by the directors, at the option price payable in accordance with the rules of the Share Incentive Scheme.

The Share Incentive Scheme provides for the granting of options based on two separate criteria:

  Time related options

Time related options may be exercised over a five year period from date of grant, and may be exercised in tranches of 20 percent each in years 2, 3 and 4 and 40 percent in year five.

No further options will be granted under this plan which terminated on February 1, 2012, being the date on which the last options granted under this plan could have been, exercised or expired.

	A summary of the salient features of the time related options is presented below:

		2012	2011		2010

	Total intrinsic value of options outstanding at period end (R millions)	-	-		-	(1)
	Intrinsic value of options exercised (R millions)	-	-	(1)	5
	Weighted average remaining contractual term (years)	-	-		1

(1)	Less than R1 million.

There was no income statement charge for 2012, 2011 and 2010, as the total compensation cost was expensed up to date of vesting in 2007.

  Performance related options

Performance related options granted vest in full, three years after date of grant, provided that the conditions on which the options were granted, namely related to the performance of the Company (growth in adjusted earnings per share) as determined by the directors, are met. If the performance conditions are not met at the end of the first three year period, then performance is re-tested each year over the ten year life of the option on a rolling three year basis. Options are normally exercisable, subject to satisfaction of the performance conditions, between three and ten years from date of grant.

The performance related options' compensation expense is fixed at grant date and recorded when it is probable that the performance criteria will be met.

No further performance related options will be granted and all options granted hereunder will terminate on November 1, 2014, being the date on which the last options granted under these criteria may be exercised or will expire.

A summary of performance related options showing movement from the beginning of the year to the end of the year, is presented below:
		Weighted-
		average
		exercise
	Options	price
	(000)	R
Outstanding at January 1, 2012	171	232
Exercised	(47)	224
Forfeited (terminations)	(31)	295

Outstanding at December 31, 2012	93	220

Exercisable at December 31, 2012	93	220

A summary of the salient features of the performance related options is presented below:

	2012	2011	2010

Total intrinsic value of options outstanding at period end (R millions)	4	19	33
Intrinsic value of options exercised (R millions)	3	17	17
Weighted average remaining contractual term (years)	2	2	3

All options which have not been exercised within ten years from the date on which they were granted automatically expire.

There was no income statement charge for 2012, 2011 and 2010, as the total compensation cost was expensed up to date of vesting in 2007.

During 2012, a total of 47,107 common shares were issued under the share incentive scheme in terms of performance awards.

As at December 31, 2012, there was no unrecognized compensation cost related to unvested stock options.

The weighted average of all options outstanding as at December 31, 2012, is as follows:

Range of exercise prices R	Quantity of options within range (000)		Weighted average exercise price R	Weighted average contractual life Years
144 – 211	16		194	1.83
212 – 300	77		226	1.83
	93	(1)	220	1.83

(1)Represents performance related options outstanding.

No options expired during the year ended December 31, 2012.

Since December 31, 2012 to and including March 31, 2013, 370 options (granted in respect of performance related options) have been exercised.

Bonus Share Plan (“BSP”) and Long-Term Incentive Plan (“LTIP”)

At the annual general meeting held on April 29, 2005, shareholders approved the introduction of the BSP and LTIP and the discontinuation of the previous share incentive scheme. Options granted under the previous share incentive scheme will remain subject to the conditions under which they were originally granted.

Bonus Share Plan (“BSP”)

The BSP is intended to provide effective incentives to eligible employees. An eligible employee is one who devotes substantially the whole of his working time to the business of the Company, any subsidiary of the Company or a company under the control of AngloGold Ashanti unless the board of directors (“the board”) excludes such a company. An award in terms of the BSP may be made at any date at the discretion of the board, the only vesting condition being three years' service for awards granted prior to 2008. For all BSP awards granted from 2008, 40 percent will vest after one year and the remaining 60 percent will vest after two years. An additional 20 percent of the original award will be granted to employees if the full award remains unexercised after three years. The board is required to determine a BSP award value and this will be converted to a share amount based on the closing price of the Company shares on the JSE on the last business day prior to the date of grant.

During 2012 a total of 558,042 common shares were issued in terms of the BSP rules.

For awards made, the following information is presented:

Award date (unvested awards and awards vested during the year)	2012	2011	2010	2009
Calculated fair value (R per share)	328.59	340.00	280.90	293.99
Vesting date (40%)	February 21, 2013	February 21, 2012	February 24, 2011	February 18, 2010
Vesting date (60%)	February 21, 2014	February 21, 2013	February 24, 2012	February 18, 2011
Vesting date (conditional 20%)	February 21, 2015	February 21, 2014	February 24, 2013	February 18, 2012
Expiry date	February 20, 2022	February 20, 2021	February 23, 2020	February 17, 2019

A summary of time related equity settled compensation scheme showing movement from the beginning of the year to the end of the year, is presented below:

Awards
(000)
Outstanding at January 1, 2012	1,825
Granted	993
Exercised	(558)
Forfeited (terminations)	(104)
Outstanding at December 31, 2012	2,156
Exercisable at December 31, 2012	881

BSP awards are issued with no exercise price.

A summary of the salient features of the BSP is presented below:

	2012	2011	2010

Total intrinsic value of awards outstanding at period end (R millions)	566	627	508
Intrinsic value of awards exercised (R millions)	163	153	146
Weighted average remaining contractual term (years)	6	6	7

Long-Term Incentive Plan (“LTIP”)

The LTIP is an equity settled share-based payment arrangement, intended to provide effective incentives for executives to earn shares in the Company based on the achievement of stretched Company performance conditions. Participation in the LTIP is offered to executive directors, executive officers/management and selected members of senior management. An award in terms of the LTIP may be granted at any date during the year that the board of the Company determine and may even occur more than once a year. The board is required to determine an LTIP award value and this will be converted to a share amount based on the closing price of the Company shares on the JSE on the last business day prior to the date of grant.

The main performance conditions in terms of the LTIP issued in 2009, 2010, 2011 and 2012 are:

  up to 30 percent of an award will be determined by the performance of total shareholder returns compared with that of a group of comparative gold-producing companies;
  up to 30 percent of an award will be determined by real growth (above US inflation) in adjusted earnings per share over the performance period;
  up to 40 percent of an award will be dependent on the achievement of strategic performance measures set by the Remuneration Committee; and
  three-year's service is required.

During 2012, a total of 340,492 common shares were issued in terms of the LTIP rules.

For awards made, the following information is presented:

Award date (unvested awards and awards vested during the year)	2012	2011	2010	2009
Calculated fair value (Rand per share)	328.59	340.00	280.90	293.99
Vesting date	February 21, 2015	February 21, 2014	February 24, 2013	February 18, 2012
Expiry date	February 20, 2022	February 20, 2021	February 23, 2020	February 17, 2019

A summary of time and performance related equity settled compensation scheme showing movement from the beginning of the year to the end of the year, is presented below:

Awards
(000)
Outstanding at January 1, 2012	1,982
Granted	983
Exercised	(340)
Forfeited (terminations)	(294)

Outstanding at December 31, 2012	2,331

Exercisable at December 31, 2012	251

LTIP awards are issued with no exercise price.

A summary of the salient features of the LTIP is presented below:

	2012	2011	2010

Total intrinsic value of awards outstanding at period end (R millions)	611	681	522
Intrinsic value of awards exercised (R millions)	99	66	26
Weighted average remaining contractual term (years)	6	6	7

Compensation expense related to BSP and LTIP awards recognized ($ millions)	58	42	45
As at December 31, the unrecognized compensation cost related to unvested awards of the BSP and LTIP plans amounted to ($ millions)	43	27	23
Unrecognized compensation cost is expected to be recognized over a weighted-average period of approximately (years)	2	2	2

Employee Share Ownership Plan (“ESOP”)

On December 12, 2006, AngloGold Ashanti announced the finalization of the Bokamoso Employee Share Ownership Plan (Bokamoso ESOP) for employees of the South African operations. The Bokamoso ESOP creates an opportunity for AngloGold Ashanti and the unions to ensure a closer alignment of the interest between South African based employees and the Company. Participation is restricted to those employees not eligible for participation in any other South African share incentive plan.

In order to facilitate these transactions the Company established a trust to acquire and administer the ESOP shares. AngloGold Ashanti allotted and issued free ordinary shares to the trust and also created, allotted and issued E ordinary shares to the trust for the benefit of employees. The Company also undertook an empowerment transaction with a Black Economic Empowerment investment vehicle, Izingwe Holdings (Proprietary) Limited (“Izingwe”) during 2006 and created, allotted and issued E ordinary shares to Izingwe. The key terms of the E ordinary share are:

  AngloGold Ashanti has the right to cancel the E ordinary shares, or a portion of them, in accordance with the ESOP and Izingwe cancellation formula, respectively;
  the E ordinary shares will not be listed;
  the E ordinary shares which are not cancelled will be converted into ordinary shares; and
  the E ordinary shares will each be entitled to receive a cash dividend equal to one-half of the dividend per ordinary share declared by the Company and a further one-half is included in the calculation of the strike price.

On April 14, 2011, AngloGold Ashanti Limited, NUM, Solidarity, UASA, Izingwe and the Bokamoso ESOP Board of Trustees announced the restructuring of the empowerment transactions concluded between the Company and the unions, and the Company and Izingwe respectively in 2006.

This restructuring was motivated by share price performance that since the onset of the 2008 global financial crisis led to a situation where the first two tranches of E ordinary shares vested and lapsed at no additional value to Bokamoso ESOP beneficiaries and Izingwe.

In order to remedy this in a manner that would ensure an element of value accruing to participants, though at a reasonable incremental cost to AngloGold Ashanti Limited shareholders, the scheme was restructured as follows:

  all lapsed E ordinary shares that vested without value were reinstated;
  the strike (base) price was fixed at R320.00 per share for the Bokamoso ESOP and R330.00 for Izingwe;
  the notional interest charge that formed part of the original cancellation formula fell away;
  as before, 50 percent of any dividends declared was used to reduce the strike price;
  as before, the remaining 50 percent is paid directly to participants under the empowerment transaction; and
  the life span of the scheme was extended by an additional year, the last vesting being in 2014, instead of 2013. A minimum payout on vesting of the E ordinary shares has been set at R40.00 each and a maximum payout of R70.00 each per E ordinary share for Izingwe and R90.00 each for members of the Bokamoso ESOP (i.e. employees), including the impact of the 50 percent of dividend flow. While the floor price provides certainty to all beneficiaries of the empowerment transactions, the creation of a ceiling serves to limit the cost to AngloGold Ashanti Limited and its shareholders.

The total incremental fair value of awards granted was R29.14 per share and will be included in earnings up to the vesting date in 2014. The Company recorded a charge of $12 million in 2011 to earnings as a result of the restructuring.

The award of free ordinary shares to employees

The fair value of each free ordinary share awarded in 2011 was R306.99 (2008: R188, 2007: R306 and 2006: R320). The fair value is equal to the market value at the date-of-grant. Dividends declared and paid to the trust will accrue and be paid to ESOP members, pro rata to the number of shares allocated to them. An equal number of shares vests from 2009, and each subsequent year up to expiry date of November 1, 2013.

A summary of time related equity settled compensation scheme showing movement from the beginning of the year to the end of the year, is presented below:

Awards
(000)
Outstanding at January 1, 2012	327
Reallocated	10
Exercised	(172)
Forfeited (terminations)	(10)

Outstanding at December 31, 2012	155

Exercisable at December 31, 2012	-

A summary of the salient features of the award of free ordinary shares under ESOP to employees is presented below:

	2012	2011	2010

Total intrinsic value of awards outstanding at period end (R millions)	41	112	142
Intrinsic value of awards exercised (R millions)	50	51	72
Weighted average remaining contractual term (years)	1	1	1

The award of E ordinary shares to employees:

Before the restructuring of the ESOP scheme during April 2011, the average fair value of the E ordinary shares awarded to employees in 2008 was R13 (2007: R79 and 2006: R105) per share. After the restructuring of the scheme the average fair value per share of the E Ordinary shares was R49.57. Dividends declared in respect of the E ordinary shares will firstly be allocated to cover administration expenses of the trust, whereafter it will accrue and be paid to ESOP members, pro rata to the number of shares allocated to them. At each anniversary over a six year period commencing on the third anniversary of the original 2006 award, the Company will cancel the relevant number of E ordinary shares as stipulated by a cancellation formula. Any E ordinary shares remaining in the tranche will be converted to ordinary shares for the benefit of the employees

The value of each share granted is estimated on the date of grant using the Black-Scholes option-pricing model. The Black-Scholes option-pricing model requires the input of subjective assumptions, including the expected term of the option award and stock price volatility. These estimates involve inherent uncertainties and the application of judgment. In addition, the Company is required to estimate the expected forfeiture rate and only recognize expense for those options expected to vest. As a result, if other assumptions had been used, the Company's recorded compensation expense could have been different from that reported.

The Black-Scholes option-pricing model used the following assumptions, at grant date:

	2011	2008	2007	2006
Risk-free interest rate	6.63%	7.00%	7.00%	7.00%
Dividend yield	0.99%	1.39%	2.06%	2.30%
Volatility factor of market share price	33.50%	35.00%	33.00%	36.00%

A summary of E ordinary shares, awarded to employees, showing movement from the beginning of the year to the end of the year, is presented below:

		Weighted-
		average
	Options	exercise price
	(000)	R
Outstanding at January 1, 2012	1,533	315
Reallocated	32	313
Forfeited (terminations)	(32)	313
Converted	(615)	313

Outstanding at December 31, 2012	918	313

Exercisable at December 31, 2012	-	-

	A summary of the salient features of the award of E ordinary shares to employees is presented below:

		2012	2011	2010

	Total intrinsic value of options outstanding at period end (R millions) (1)	31	43	-
	Intrinsic value of options exercised (R millions)	21	6	-	(2)
	Weighted average remaining contractual term (years)	1	1	1

(1)	The options outstanding at December 31, 2010 had no intrinsic value as the share price at year end was lower than the weighted average exercise price.
(2)	Less than R1 million.

	2012	2011	2010

Compensation expense related to the ESOP scheme recognized ($ millions)	8	12	12
As at December 31, the unrecognized compensation cost related to unvested awards of the ESOP scheme amounted to ($ millions)	3	9	8
Unrecognized compensation cost is expected to be recognized over the remaining scheme term (years)	1	3	3

Weighted average exercise price is calculated as the initial grant price of R288 plus interest factor less dividend apportionment up to April 2011. After that date the exercise price is calculated at the restructured price of R320 less dividend apportionment.

Cash Settled Share Incentive Scheme

Ghana Employee Share Ownership Plan (“Ghana ESOP”)

A memorandum of understanding was signed with the Ghanaian employees on April 28, 2009 to introduce the Ghana ESOP under defined rules.

In terms of the rules of the scheme, every eligible employee is entitled to 20 AngloGold Ashanti Limited share appreciation rights (“phantom shares”), which will be paid out in four equal tranches, commencing May 2009 and ending in May 2012.

The value of the rights are equal to the value of AngloGold Ashanti Limited American Depositary receipts (“ADR's”) as listed on the New York Stock Exchange, converted into Ghanaian Cedis at the prevailing US dollar exchange rate.

The share price on the day of issue as of April 29, 2009 was $32.15, whilst the share price used in the payment of the fourth tranche was $33.55 per share (third tranche in 2011: 49.24 per share, second tranche in 2010: $39.50 per share, first tranche in 2009: $28.46 per share).

The award of share appreciation rights to employees

A summary of share appreciation rights showing movement from the beginning of the year to the end of the year, is presented below:
Number of rights
(000)
Outstanding at January 1, 2012	24
Exercised	(24)
Forfeited (terminations)	(1)
Reallocated	1
Rights outstanding at December 31, 2012	-
Rights exercisable at December 31, 2012	-

		2012		2011		2010
		$		$		$

	Compensation expense related to Ghana ESOP scheme recognized ($ millions)	-	(1)	-	(1)	2

	The liability recognized in the consolidated balance sheet in respect of unexercised rights was as follows	-		1		2

(1)	Less than $1 million.

Condensed financial information	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Information [Abstract]
Condensed Financial Information of Parent Company Only Disclosure [Text Block]

AngloGold Ashanti Holdings plc (“IOMco”), a 100 percent wholly-owned subsidiary of AngloGold Ashanti, has issued debt securities which are fully and unconditionally guaranteed by AngloGold Ashanti Limited (being the “Guarantor”). See Note 18 and Note 20. IOMco is an Isle of Man registered company that holds certain of AngloGold Ashanti's operations and assets located outside South Africa (excluding certain operations and assets in the United States of America and Namibia). The following is condensed consolidating financial information for the Company as of December 31, 2012 and 2011 and for the years ended December 31, 2012, 2011 and 2010, with a separate column for each of AngloGold Ashanti Limited as Guarantor, IOMco as Issuer and the other subsidiaries of the Company combined (the “Non-Guarantor Subsidiaries”). For the purposes of the condensed consolidating financial information, the Company carries its investments under the equity method. The following supplemental condensed consolidating financial information should be read in conjunction with the Company's consolidated financial statements.

Condensed Consolidating Statement Of Income [Text Block]
ANGLOGOLD ASHANTI LIMITED
Condensed consolidating statements of income
FOR THE YEAR ENDED DECEMBER 31,
(In millions)

	2012	2012	2012	2012	2012
	$	$	$	$	$
	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor
			Subsidiaries")
Sales and other income	2,158	2	4,463	(195)	6,428
Product sales	1,972	0	4,381	0	6,353
Interest, dividends and other	186	2	82	(195)	75
Costs and expenses	2,802	79	3,457	(1,121)	5,217
Production costs	1,080	1	2,102	0	3,183
Exploration costs	19	16	353	0	388
Related party transactions	(14)	0	0	0	(14)
General and administrative expenses/(recoveries)	239	(16)	78	(2)	299
Royalties paid	25	0	139	0	164
Market development costs	4	0	6	0	10
Depreciation, depletion and amortization	305	0	489	0	794
Impairment of assets	57	0	310	0	367
Interest expense	5	90	118	0	213
Accretion expense	11	0	22	0	33
Employment severance costs	6	0	4	0	10
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	1,065	(12)	101	(1,119)	35
Non-hedge derivative gain and movement on bonds	0	0	(265)	0	(265)

(Loss)/income before income tax provision	(644)	(77)	1,006	926	1,211
Taxation benefit/(expense)	40	(5)	(375)	0	(340)
Equity (loss)/income in associates	(27)	4	0	0	(23)
Equity income/(loss) in subsidiaries	1,502	360	0	(1,862)	0
Income/(loss) from continuing operations	871	282	631	(936)	848
Preferred stock dividends	(42)	0	(42)	84	0
Net income/(loss)	829	282	589	(852)	848
Less: Net income attributable to noncontrolling interests	0	0	(19)	0	(19)

Net income/(loss) attributable to AngloGold Ashanti	829	282	570	(852)	829

Comprehensive income	733	274	622	(879)	750
Comprehensive income attributable to noncontrolling interests	0	0	(17)	0	(17)
Comprehensive income attributable to AngloGold Ashanti	733	274	605	(879)	733

The accompanying notes are an integral part of these Consolidated Financial Statements.

ANGLOGOLD ASHANTI LIMITED
Condensed consolidating statements of income
FOR THE YEAR ENDED DECEMBER 31,
(In millions)

	2011	2011	2011	2011	2011
	$	$	$	$	$
	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor
			Subsidiaries")
Sales and other income	2,709	1	4,108	(176)	6,642
Product sales	2,561	-	4,009	-	6,570
Interest, dividends and other	148	1	99	(176)	72
Costs and expenses	2,417	99	1,453	552	4,521
Production costs	1,115	-	1,862	-	2,977
Exploration costs	19	18	242	-	279
Related party transactions	(12)	-	-	-	(12)
General and administrative expenses/(recoveries)	249	27	32	(21)	287
Royalties paid	73	-	120	-	193
Market development costs	5	-	4	-	9
Depreciation, depletion and amortization	354	-	435	-	789
Impairment of assets	14	-	3	-	17
Interest expense	5	69	104	-	178
Accretion expense	12	-	16	-	28
Employment severance costs	9	-	6	-	15
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	574	(15)	(1,175)	573	(43)
Non-hedge derivative gain and movement on bonds	-	-	(196)	-	(196)

Income/(loss) before income tax provision	292	(98)	2,655	(728)	2,121
Taxation expense	(333)	(2)	(370)	-	(705)
Equity income/(loss) in associates	62	(3)	-	-	59
Equity income/(loss) in subsidiaries	1,465	808	-	(2,273)	-
Income/(loss) from continuing operations	1,486	705	2,285	(3,001)	1,475
Preferred stock dividends	(61)	-	(61)	122	-
Net income/(loss)	1,425	705	2,224	(2,879)	1,475
Less: Net income attributable to noncontrolling interests	-	-	(50)	-	(50)

Net income/(loss) attributable to AngloGold Ashanti	1,425	705	2,174	(2,879)	1,425

Comprehensive income	978	704	2,217	(2,877)	1,022
Comprehensive income attributable to noncontrolling interests	-	-	(44)	-	(44)
Comprehensive income attributable to AngloGold Ashanti	978	704	2,173	(2,877)	978

The accompanying notes are an integral part of these Consolidated Financial Statements.

ANGLOGOLD ASHANTI LIMITED
Condensed consolidating statements of income
FOR THE YEAR ENDED DECEMBER 31,
(In millions)

	2010	2010	2010	2010	2010
	$	$	$	$	$
	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor
			Subsidiaries")
Sales and other income	2,348	(2)	3,233	(177)	5,402
Product sales	2,207	-	3,127	-	5,334
Interest, dividends and other	141	(2)	106	(177)	68
Costs and expenses	4,130	1,120	2,818	(3,047)	5,021
Production costs	1,091	-	1,565	-	2,656
Exploration costs	14	12	180	-	206
Related party transactions	(15)	-	-	-	(15)
General and administrative expenses	164	6	44	14	228
Royalties paid	38	-	104	-	142
Market development costs	7	-	7	-	14
Depreciation, depletion and amortization	352	-	368	-	720
Impairment of assets	73	-	18	-	91
Interest expense	7	69	75	-	151
Accretion expense	10	-	12	-	22
Employment severance costs	19	-	4	-	23
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	2,041	1,033	(16)	(3,061)	(3)
Non-hedge derivative loss and movement on bonds	329	-	457	-	786

(Loss)/income before income tax provision	(1,782)	(1,122)	415	2,870	381
Taxation expense	(1)	(1)	(253)	-	(255)
Equity income/(loss) in associates	63	(23)	-	-	40
Equity income/(loss) in subsidiaries	1,907	373	-	(2,280)	0
Income/(loss) from continuing operations	187	(773)	162	590	166
Preferred stock dividends	(75)	-	(76)	151	0
Net income/(loss)	112	(773)	86	741	166
Less: Net income attributable to noncontrolling interests	-	-	(54)	0	(54)

Net income/(loss) attributable to AngloGold Ashanti	112	(773)	32	741	112

Comprehensive income	381	(773)	290	542	440
Comprehensive income attributable to noncontrolling interests	-	-	(59)	-	(59)
Comprehensive income attributable to AngloGold Ashanti	381	(773)	231	542	381

The accompanying notes are an integral part of these Consolidated Financial Statements.

Supplemental Balance Sheet Disclosures [Text Block]
ANGLOGOLD ASHANTI LIMITED
Condensed consolidating balance sheets
AT DECEMBER 31,
(In millions)

	2012	2012	2012	2012	2012
	$	$	$	$	$
	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor
			Subsidiaries")
ASSETS
Current Assets	1,178	3,128	3,764	(5,280)	2,790
Cash and cash equivalents	98	537	257	-	892
Restricted cash	1	-	34	-	35
Receivables, inter-group balances and other current assets	1,079	2,591	3,473	(5,280)	1,863
Property, plant and equipment, net	2,046	-	5,189	-	7,235
Acquired properties, net	141	-	607	-	748
Goodwill	-	-	209	(16)	193
Other intangibles, net	53	-	59	-	112
Other long-term inventory	-	-	180	-	180
Materials on the leach pad	-	-	445	-	445
Other long-term assets and deferred taxation assets	4,875	4,506	1,098	(9,080)	1,399
Total assets	8,293	7,634	11,551	(14,376)	13,102
LIABILITIES AND EQUITY
Current liabilities including inter-group balances	1,510	1,614	4,586	(5,751)	1,959
Other non-current liabilities	53	-	342	(16)	379
Long-term debt	31	1,739	980	-	2,750
Derivatives	-	-	10	-	10
Deferred taxation liabilities	520	-	635	2	1,157
Provision for environmental rehabilitation	157	-	601	-	758
Other accrued liabilities	-	-	32	-	32
Provision for pension and other post-retirement medical benefits	196	-	13	-	209
Commitments and contingencies	-	-	-	-	-
Equity	5,826	4,281	4,352	(8,611)	5,848
Stock issued	13	5,059	937	(5,996)	13
Additional paid in capital	8,808	540	231	(771)	8,808
Accumulated deficit	(2,103)	(1,318)	(1,164)	2,482	(2,103)
Accumulated other comprehensive income and reserves	(892)	-	4,327	(4,327)	(892)
Total AngloGold Ashanti stockholders' equity	5,826	4,281	4,331	(8,612)	5,826
Noncontrolling interests	-	-	21	1	22

Total liabilities and equity	8,293	7,634	11,551	(14,376)	13,102
The accompanying notes are an integral part of these Consolidated Financial Statements.

ANGLOGOLD ASHANTI LIMITED
Condensed consolidating balance sheets
AT DECEMBER 31,
(In millions)

	2011	2011	2011	2011	2011
	$	$	$	$	$
	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor
			Subsidiaries")
ASSETS
Current Assets	833	2,469	3,486	(4,157)	2,631
Cash and cash equivalents	388	458	266	-	1,112
Restricted cash	1	-	34	-	35
Receivables, inter-group balances and other current assets	444	2,011	3,186	(4,157)	1,484
Property, plant and equipment, net	1,940	-	4,183	-	6,123
Acquired properties, net	167	-	612	-	779
Goodwill	-	-	198	(16)	182
Other intangibles, net	9	-	22	-	31
Other long-term inventory	-	-	31	-	31
Materials on the leach pad	-	-	393	-	393
Other long-term assets and deferred taxation assets	4,362	3,558	815	(7,720)	1,015
Total assets	7,311	6,027	9,740	(11,893)	11,185
LIABILITIES AND EQUITY
Current liabilities including inter-group balances	889	1,550	2,992	(4,512)	919
Other non-current liabilities	49	-	46	(32)	63
Long-term debt	33	994	1,446	-	2,473
Derivatives	-	-	93	-	93
Deferred taxation liabilities	641	-	596	5	1,242
Provision for environmental rehabilitation	147	-	506	-	653
Other accrued liabilities	-	-	35	-	35
Provision for pension and other post-retirement medical benefits	170	-	15	-	185
Commitments and contingencies	-	-	-	-	-
Equity	5,382	3,483	4,011	(7,354)	5,522
Stock issued	13	5,269	897	(6,166)	13
Additional paid in capital	8,740	435	219	(654)	8,740
Accumulated deficit	(2,575)	(2,220)	(3,521)	5,741	(2,575)
Accumulated other comprehensive income and reserves	(796)	(1)	6,277	(6,276)	(796)
Total AngloGold Ashanti stockholders' equity	5,382	3,483	3,872	(7,355)	5,382
Noncontrolling interests	-	-	139	1	140

Total liabilities and equity	7,311	6,027	9,740	(11,893)	11,185
The accompanying notes are an integral part of these Consolidated Financial Statements.

Schedule of Cash Flow, Supplemental Disclosures [Table Text Block]
ANGLOGOLD ASHANTI LIMITED
Condensed consolidating statements of cash flows
FOR THE YEAR ENDED DECEMBER 31,
(In millions)

	2012	2012	2012	2012	2012
	$	$	$	$	$
	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor
			Subsidiaries")

Net cash provided by/(used) in operating activities	280	(641)	2,145	(84)	1,700
Net income/(loss)	829	282	589	(852)	848
Reconciled to net cash provided by/(used) in operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	1,065	(12)	101	(1,119)	35
Depreciation, depletion and amortization	305	-	489	-	794
Impairment of assets	57	-	310	-	367
Deferred taxation	(85)	-	11	-	(74)
Other non cash items	(2,033)	(356)	392	1,887	(110)
Net (decrease)/increase in provision for environmental rehabilitation, pension and
other post-retirement medical benefits	(24)	-	59	-	35

Effect of changes in operating working capital items:
Net movement in inter-group receivables and payables	224	(578)	354	-	-
Receivables	(16)	-	(101)	-	(117)
Inventories	(35)	-	(289)	-	(324)
Accounts payable and other current liabilities	(7)	23	230	-	246
Net cash used in investing activities	(490)	(289)	(1,872)	-	(2,651)
Increase in non-current investments	(2)	(310)	(134)	-	(446)
Acquisition of subsidiary and loan	(335)	-	-	-	(335)
Additions to property, plant and equipment	(542)	-	(1,216)	-	(1,758)
Interest capitalized and paid	-	-	(12)	-	(12)
Expenditure on intangible assets	(44)	-	(35)	-	(79)
Proceeds on sale of mining assets	-	-	5	-	5
Proceeds on sale of investments	-	-	86	-	86
Proceeds on disposal of associates and equity accounted joint ventures	-	20	-	-	20
Proceeds on disposal of subsidiary	433	-	(427)	-	6
Net loans receivable advanced	-	-	(45)	-	(45)
Net associates and equity accounted joint ventures loans advanced	-	1	(65)	-	(64)
Net cash of subsidiary disposed	-	-	(26)	-	(26)
Change in restricted cash	-	-	(3)	-	(3)
Net cash (used)/generated by financing activities	(82)	1,009	(275)	84	736
Net changes in short-term debt	175	45	(2)	-	218
Issuance of stock	-	(105)	107	-	2
Net changes in long-term debt	-	750	247	-	997
Debt issue costs	-	(22)	(8)	-	(30)
Acquisition of noncontrolling interest	-	-	(215)	-	(215)
Dividends (paid)/received	(257)	341	(404)	84	(236)

Net (decrease)/increase in cash and cash equivalents	(292)	79	(2)	-	(215)
Effect of exchange rate changes on cash	2	-	(7)	-	(5)
Cash and cash equivalents - January 1,	388	458	266	-	1,112
Cash and cash equivalents - December 31,	98	537	257	-	892

The accompanying notes are an integral part of these Consolidated Financial Statements.

ANGLOGOLD ASHANTI LIMITED
Condensed consolidating statements of cash flows
FOR THE YEAR ENDED DECEMBER 31,
(In millions)

	2011	2011	2011	2011	2011
	$	$	$	$	$
	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor
			Subsidiaries")

Net cash provided by/(used) in operating activities	1,158	11	1,503	(122)	2,550
Net income/(loss)	1,425	705	2,224	(2,879)	1,475
Reconciled to net cash provided by/(used) in operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	577	(15)	(1,108)	573	27
Depreciation, depletion and amortization	354	-	435	-	789
Impairment of assets	14	-	3	-	17
Deferred taxation	212	-	87	-	299
Other non cash items	(1,709)	(789)	199	2,184	(115)
Net increase in provision for environmental rehabilitation, pension and
other post-retirement medical benefits	36	-	153	-	189

Effect of changes in operating working capital items:
Net movement in inter-group receivables and payables	146	108	(254)	-	-
Receivables	14	-	(27)	-	(13)
Inventories	23	-	(267)	-	(244)
Accounts payable and other current liabilities	66	2	58	-	126
Net cash used in investing activities	(552)	(103)	(948)	-	(1,603)
Increase in non-current investments	(32)	(98)	(132)	-	(262)
Additions to property, plant and equipment	(529)	-	(864)	-	(1,393)
Expenditure on intangible assets	(10)	-	(6)	-	(16)
Proceeds on sale of mining assets	6	-	13	-	19
Proceeds on sale of investments	-	-	91	-	91
Proceeds on disposal of subsidiary	9	-	-	-	9
Net loans receivable repaid	4	-	-	-	4
Net associates and equity accounted joint ventures loans advanced	-	(5)	(20)	-	(25)
Cash of subsidiary disposed	-	-	(11)	-	(11)
Change in restricted cash	-	-	(19)	-	(19)
Net cash (used)/generated by financing activities	(282)	436	(595)	122	(319)
Net changes in short-term debt	(99)	-	(10)	-	(109)
Issuance of stock	10	202	(202)	-	10
Share issue expenses	(1)	-	-	-	(1)
Net changes in long-term debt	-	(50)	-	-	(50)
Dividends (paid)/received	(192)	284	(383)	122	(169)

Net increase/(decrease) in cash and cash equivalents	324	344	(40)	-	628
Effect of exchange rate changes on cash	(88)	-	(14)	-	(102)
Cash and cash equivalents - January 1,	152	114	320	-	586
Cash and cash equivalents - December 31,	388	458	266	-	1,112

The accompanying notes are an integral part of these Consolidated Financial Statements.

ANGLOGOLD ASHANTI LIMITED
Condensed consolidating statements of cash flows
FOR THE YEAR ENDED DECEMBER 31,
(In millions)

	2010	2010	2010	2010	2010
	$	$	$	$	$
	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor
			Subsidiaries")

Net cash provided by/(used) in operating activities	116	(1,129)	2,202	(151)	1,038
Net income/(loss)	112	(773)	86	741	166
Reconciled to net cash provided by/(used) in by operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	2,071	1,033	(21)	(3,061)	22
Depreciation, depletion and amortization	352	-	368	-	720
Impairment of assets	73	-	18	-	91
Deferred taxation	119	-	19	-	138
Cash utilized for hedge book settlements	(993)	-	(1,618)	-	(2,611)
Other non cash items	(1,522)	(1,973)	4,021	2,169	2,695
Net increase in provision for environmental rehabilitation, pension and
other post-retirement medical benefits	36	-	95	-	131

Effect of changes in operating working capital items:
Net movement in inter-group receivables and payables	10	580	(590)	-	-
Receivables	(27)	3	(129)	-	(153)
Inventories	(11)	-	(204)	-	(215)
Accounts payable and other current liabilities	(104)	1	157	-	54
Net cash used in investing activities	(943)	(42)	(902)	-	(1,887)
Increase in non-current investments	-	(42)	(116)	-	(158)
Additions to property, plant and equipment	(424)	-	(549)	-	(973)
Proceeds on sale of mining assets	60	-	9	-	69
Proceeds on sale of investments	-	-	142	-	142
Proceeds on disposal of associate	1	-	-	-	1
Cash effects from hedge restructuring	(577)	-	(407)	-	(984)
Net loans receivable advanced	-	-	(6)	-	(6)
Net associates and equity accounted joint ventures loans advanced	(3)	-	-	-	(3)
Change in restricted cash	-	-	25	-	25
Net cash generated/(used) by financing activities	729	707	(1,357)	151	230
Net changes in short-term debt	126	(1,000)	(285)	-	(1,159)
Issuance of stock	798	310	(310)	-	798
Share issue expenses	(20)	-	-	-	(20)
Net changes in long-term debt	-	1,044	789	-	1,833
Debt issue costs	-	(13)	(26)	-	(39)
Cash effects from hedge restructuring	(49)	-	(1,017)	-	(1,066)
Dividends (paid)/received	(126)	366	(508)	151	(117)

Net decrease in cash and cash equivalents	(98)	(464)	(57)	-	(619)
Effect of exchange rate changes on cash	19	-	86	-	105
Cash and cash equivalents - January 1,	231	578	291	-	1,100
Cash and cash equivalents - December 31,	152	114	320	-	586

The accompanying notes are an integral part of these Consolidated Financial Statements.

Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events [Text Block]

SUBSEQUENT EVENTS

Syndicated bridge loan facility agreement

In February 2013, AngloGold Ashanti Limited entered into a syndicated bridge loan facility agreement pursuant to which a syndicate of banks agreed to make available $750 million to AngloGold Ashanti Holdings plc. In the event AngloGold Ashanti Limited chooses to draw on the loan, the proceeds are to be applied towards the repayment of the $732.5 million, 3.5 percent Convertible bonds due in May 2014.

Amendments to the rules of BSP and LTIP plans

On March 11, 2013 the shareholders approved the following:

  an amendment to the rules to the BSP Share Scheme. In terms of the new rules granted awards will vest 50 percent after 12 months and 50 percent after 24 months. The additional 20 percent retention award for holding the shares for 36 months has been removed. The amended rules apply to new grants and have no impact on existing grants under the scheme.

  A new retention bonus scheme (under the LTIP) comprising both cash (40 percent of 2013 total base pay) and shares (60 percent of base pay). The share award will be a performance-based award. This scheme has no impact on existing awards.

  A new Co-Investment Executive Share Plan which is aimed at assisting executives in meeting their Minimum Shareholding Requirements (“MSR's”). Executives will be allowed to take up to 50 percent of their after tax cash bonus to participate in the scheme by purchasing shares in AngloGold Ashanti, and the company will grant shares equivalent to 150 percent of their purchased shares with vesting over a two-year period in two equal tranches.

Disposal of additional interest in Rand Refinery Limited

On March 19, 2013, the Company disposed of an additional 4.24 percent interest in Rand Refinery Limited for a cash consideration of $5 million reducing its shareholding to 43.79 percent. The disposal resulted in a loss of less than $1 million.

Agreement with Izingwe Property Managers (Proprietary) Limited

AngloGold Ashanti has entered into an agreement (“Agreement”) with Izingwe Property Managers (Proprietary) Limited (“Izingwe Property”) under which Izingwe Property will assist AngloGold Ashanti in the planning, design, development and construction of 200 units of housing in South Africa for employees of AngloGold Ashanti. Izingwe Property's roles will be those of development and project manager and main contractor. The terms of the Agreement call for payments from AngloGold Ashanti to Izingwe Property in the amount of $6.7 million in consideration for Izingwe Property's services. Mr. Sipho Pityana, a non-executive director of the Company, is Chairman and a 44 percent shareholder of Izingwe Holdings (Proprietary) Limited (“Izingwe”), AngloGold Ashanti's BEE partner. Izingwe Capital (Proprietary) Limited, an associate company of Izingwe is the majority shareholder of Izingwe Property.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Basis Of Presentation [Text Block]

Basis of presentation: The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America. The Company presents its consolidated financial statements in United States dollars. The functional currency of a significant portion of the group's operations is the South African rand. Other main subsidiaries have functional currencies of US dollars and Australian dollars.

Use Of Estimates [Text Block]

Use of estimates: The preparation of the financial statements requires the Company's management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. The determination of estimates requires the exercise of judgment based on various assumptions and other factors such as historical experience, current and expected economic conditions, and in some cases actuarial techniques. The Company regularly reviews estimates and assumptions that affect the annual financial statements, however, actual results could differ from those estimates.

The more significant areas requiring the use of management estimates and assumptions include mineral reserves that are the basis of future cash flow estimates and unit-of-production depreciation, depletion and amortization calculations; environmental, reclamation and closure obligations; estimates of recoverable gold and other materials in heap leach pads; asset impairments (including impairments of goodwill, long-lived assets, and investments); write-downs of inventory to net realizable value; post employment, post retirement and other employee benefit liabilities; valuation allowances for deferred taxation assets; reserves for contingencies and litigation; and the fair value and accounting treatment of financial instruments.

Consolidation Policy [Text Block]

Consolidation

The consolidated financial information includes the financial statements of the Company and its subsidiaries. Where the Company has a direct or indirect controlling interest in an entity through a subsidiary, the entity is classified as a subsidiary. Interests in incorporated mining joint ventures in which the Company has joint control are accounted for by the equity method.

The financial statements of subsidiaries and the Environmental Trust Fund (a rehabilitation trust under the Company's control) are prepared for the same reporting period as the Company, using the same accounting policies.

Subsidiaries are consolidated from the date on which control is transferred. They are de-consolidated from the date on which control ceases.

All significant intercompany transactions and balances are eliminated in consolidation.

Equity Method Investments Policy [Policy Text Block]

Investments in equity investees (associates and incorporated joint ventures)

An associate is an entity other than a subsidiary in which the Company has a material long-term interest and in respect of which the Company has the ability to exercise significant influence over operational and financial policies, normally owning between 20 percent and 50 percent of the voting equity.

A joint venture is an entity in which the Company holds a long-term interest and which is jointly controlled by the Company and one or more external joint venture partners under a contractual arrangement that provides for strategic, financial and operating policy decisions relating to the activities requiring unanimous consent.

Investments in associates and incorporated joint ventures are accounted for using the equity method.

Goodwill relating to associates and incorporated joint ventures is included in the carrying value of the Company's investment. The total carrying value of equity accounted investments in associates and incorporated joint ventures, including goodwill, is evaluated for impairment when conditions indicate that a decline in fair value below the carrying amount is other than temporary or at least annually. When an impairment indicator exists, the carrying value of the Company's investment in those entities is written down to its fair value. The Company's share of results of equity accounted investees, that have financial years within three months of the fiscal year-end of the Company, is included in the consolidated financial statements based on the results reported by those investees for their financial years. There were no significant adjustments required to be made in respect of equity accounted investees which have financial years that are different to those of the Company.

Profits realized in connection with transactions between the Company and associated companies are eliminated in proportion to ownership.

Foreign Currency Transactions and Translations Policy [Policy Text Block]

Foreign currency transactions and foreign currency statements

Items included in the financial statements of each of the Company's entities are measured using the currency of the primary economic environment in which the entity operates (the 'functional currency').

Transactions and balances

Transactions in foreign currencies are converted at the rates of exchange ruling at the date of these transactions. Monetary assets and liabilities denominated in foreign currencies are translated at rates of exchange ruling at balance sheet date. Non-monetary items are translated at historic rates. Gains, losses and costs associated with foreign currency transactions are recognized in the income statement in the period to which they relate, except where hedge accounting is applied. These transactions are included in the determination of other income.

Group companies

The results and financial position of all group entities that have a functional currency different from the presentation currency are translated into the presentation currency as follows:

  share capital and premium are translated at historical rates of exchange;
  equity items other than profit attributable to equity shareholders are translated at the closing rate;
  assets and liabilities for each balance sheet presented are translated at the closing rate;
  income and expenses for each income statement are translated at average exchange rates (unless this average is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case income and expenses are translated at the dates of the transactions); and
  all resulting exchange differences are recognized as a separate component of equity and included within accumulated other comprehensive income.

Exchange differences arising from the translation of the net investment in foreign operations, and of borrowings and other currency instruments designated as hedges of such investments, are taken to stockholders' equity on consolidation.

When a foreign operation is sold, cumulative exchange differences are recognized in the income statement as part of the gain or loss on sale.

Goodwill and fair value adjustments arising on the acquisition of a foreign operation are treated as assets and liabilities of the foreign operation and translated at the closing rate at each balance sheet date.

Segment Reporting Policy [Policy Text Block]

Segmental reporting

A segment is a group of assets and operations engaged in providing products or services that are subject to risks and returns that are different from those of other segments and are reported on a reporting segment basis using the management approach. This approach is based on the way management organizes segments within the Company for making operating decisions and assessing performance. The Chief Operating Decision Maker, defined as the Executive Committee, has determined that the Company operates primarily in the production of gold.

Cash And Cash Equivalents Policy [Text Block]

Cash and cash equivalents and restricted cash

Cash and cash equivalents consist of cash balances and highly liquid investments with an original maturity of three months or less. Due to the short maturity of cash equivalents, their carrying amounts approximate their fair value. Restricted cash, classified as short-term, is reported separately in the consolidated balance sheets. Cash that is restricted as to withdrawal or use for other than current operations is classified as non-current and is included in Other long-term assets.

Non Marketable Debt Securities Policy [Text Block]

Non-marketable equity investments and debt securities

Non-marketable equity investments which are considered available for sale, are carried at fair value, where fair value can be determined, or at cost less impairment if fair value cannot be reliably measured.

Investments in non-marketable debt securities, for which the Company does not control or exercise significant influence, are classified as held to maturity and are subsequently measured at amortized cost. If there is evidence that held to maturity financial assets are impaired the carrying amount is reduced and the loss recognized in the income statement.

Marketable Securities Policy [Text Block]

Marketable equity investments and debt securities

Marketable equity investments and debt securities which are considered available-for-sale, are carried at fair value, and the unrealized gains and losses, net of tax, computed in marking these securities to market are reported within accumulated other comprehensive income in the period in which they arise. These amounts are removed from accumulated other comprehensive income and reported in income when the asset is derecognized or when there is evidence that the asset is impaired in accordance with the FASB ASC guidance on accounting for certain investments in debt and equity securities. AngloGold Ashanti considers several factors in determining other-than-temporary impairment losses: including the current and expected long-term business prospects of the issuer; the length of time and relative magnitude of the price decline and its ability and intent to hold the investment until the price recovers.

Marketable debt securities that are classified as held to maturity are subsequently measured at amortized cost. If there is evidence that held to maturity financial assets are impaired the carrying amount is reduced and the loss recognized in the income statement.

Inventory Policy [Text Block]

Inventories

Inventories, including metals in process, gold on hand (doré/bullion), uranium oxide, sulfuric acid, ore stockpiles and supplies, are stated at the lower of cost or market value. Metals in process are valued at the average total production cost at the relevant stage of production as described below. The cost of gold, uranium oxide and sulfuric acid is determined principally by the weighted average cost method using related production costs.

Ore stockpiles are valued at the average moving cost of mining the ore. Supplies are valued at the lower of weighted average cost or market value. Heap leach pad materials are measured on an average total production cost basis.

The cost of inventory is determined using the full absorption costing method. Metals in process and ore stockpile inventory include all costs attributable to the stage of completion. Costs capitalized to inventory include amortization of property, plant and equipment and capitalized mining costs, direct and indirect materials, direct labor, shaft overhead expenses, repairs and maintenance, utilities, metallurgy costs, attributable production taxes and royalties, and directly attributable mine costs. Gold on hand (doré/bullion) includes all metals in process and refining costs. Ore is recorded in inventory when blasted underground, or when placed on surface stockpiles in the case of open-pit operations.

The costs of materials currently contained on the leach pad are reported as a separate line item and classified as either short-term or long-term. Materials on the leach pad are classified as short-term if the Company expects the related gold to be recovered within twelve months. The short-term portion is determined by multiplying the average cost per ounce in inventory by the expected production ounces for the next twelve months. Heap leach pad inventory occurs in two forms: (1) gold recoverable but yet to be dissolved (i.e. gold still in the ore), and (2) gold recoverable from gold dissolved in solution within the leach pad (i.e. pore water). This estimate was used in determining the short-term portion of materials on the leach pad.

Development And Stripping Costs Policy [Text Block]

Development costs and stripping costs

Development costs relating to major programs at existing mines are capitalized. Development costs consist primarily of expenditures to initially establish a mine and to expand the capacity of operating mines.

Post production stripping costs are considered costs of the extracted minerals under a full absorption costing system and recognized as a component of inventory to be recognized in cost of sales in the same period as the revenue from the sale of the inventory. Additionally, capitalization of such costs only occurs to the extent inventory exists at the end of a reporting period.

Costs associated with the opening of a new pit, are capitalized as mine development costs.

Other Mining Costs Policy [Text Block]	Other mining costs Other mining costs including repair and maintenance costs incurred in connection with major maintenance activities are charged to the income statement as incurred.
Goodwill And Intangible Assets Goodwill Policy [Text Block]

Goodwill

Where an investment in a subsidiary, joint venture or an associate is made, any excess of the purchase price over the fair value of the attributable mineral reserves including value beyond proven and probable, acquired properties and other net assets is recognized as goodwill.

Goodwill relating to subsidiaries is tested for impairment when indicators of impairment exist and is carried at cost less accumulated impairment losses. Potential impairment is identified by comparing the fair value of a reporting unit with its carrying amount. The fair value of a reporting unit is determined using an expected present value technique.

Gains and losses on the disposal of an entity include the carrying amount of goodwill relating to the entity sold. Goodwill is allocated to reporting units for the purpose of impairment testing.

Goodwill relating to incorporated joint ventures and associates is included within the carrying value of the investment in incorporated joint ventures and associates and tested for impairment when indicators exist. See Note 4.2.

The allocation of goodwill to an individual operating mine will result in an eventual goodwill impairment due to the wasting nature of the mine reporting unit. The Company performs its annual impairment review of assigned goodwill during the fourth quarter of each year.

Other Intangibles

Software

Software purchased, including direct costs associated with customization and installation of the software, is capitalized as other intangible assets.

Internally-developed software is capitalized when it meets the criteria for capitalization. Other software development expenditure is charged to the income statement as incurred. Software is amortized on a straight-line basis over its useful life which is determined to be the lesser of:

  the license period of the software;
  the period to the manufacturer's next announced upgrade that management intends to implement; or
  three years.

Useful lives are reviewed, and adjusted if appropriate, at the beginning of each financial year.

Impairment Or Disposal Of Long Lived Assets Policy [Text Block]

Asset impairment

The Company evaluates its held-for-use long lived assets for impairment when events or changes in circumstances indicate that the related carrying amount may not be recoverable. If the sum of estimated future cash flows on an undiscounted basis is less than the carrying amount of the related asset, including goodwill, if any, an asset impairment is considered to exist. The related impairment loss is measured by comparing estimated future cash flows on a discounted basis to the carrying amount of the asset. Management's estimate of future cash flows is subject to risk and uncertainties. It is therefore reasonably possible that changes could occur which may affect the recoverability of the group's mining assets. The Company records a reduction of a group of assets to fair value as a charge to earnings if expected future cash flows are less than the carrying amount. The Company estimates fair value by discounting the expected future cash flows using a discount factor that is commensurate with the risks involved, considering the term of the expected cash flows and any asset specific and country risks. In addition, an asset impairment is considered to exist where the fair value less costs to sell of an asset held for sale is below its carrying amount.

Interest Expense Policy [Text Block]

Borrowing costs

Interest on borrowings relating to the financing of major capital projects under construction is capitalized during the construction phase as part of the cost of the project. Such borrowing costs are capitalized over the period during which the asset is being acquired or constructed and borrowings have been incurred. Capitalization ceases when construction is interrupted for an extended period or when the asset is substantially complete. Other borrowing costs are expensed as incurred.

Lease Policy [Text Block]

Leased assets

Assets subject to finance leases are capitalized at the lower of fair value or present value of minimum lease payments with the related lease obligation recognized at the same amount. Capitalized leased assets are depreciated over the shorter of their estimated useful lives and the lease term. Finance lease payments are allocated using the effective interest rate method, between the lease finance cost, which is included in finance costs, and the capital repayment, which reduces the liability to the lessor.

Operating lease rentals are charged against operating profits in a systematic manner related to the period the assets concerned will be used.

Provision Policy [Text Block]

Provisions

Provisions are recognized when the Company has a present obligation, whether legal or constructive, as a result of a past event for which it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation.

Provisions are measured at the present value of management's best estimate of the expenditure required to settle the present obligation at the balance sheet date. The discount rate used to determine the present value reflects current market assessments of the time value of money and the risks specific to the liability.

Income Tax Policy [Text Block]

Taxation

Current and deferred taxation is recognized as income or expense and included in the profit or loss for the period, except to the extent that the tax arises from a transaction or event which is recognized, in the same or a different period directly in equity; or a business combination that is an acquisition. See Note 4.22.

Current taxation is measured on taxable income at the applicable enacted statutory rates.

The Company's operation involves dealing with uncertainties and judgments in the application of complex tax regulations in multiple jurisdictions. The final taxes paid are dependent upon many factors, including negotiations with taxing authorities and resolution of disputes arising from federal, state, and international tax audits. A tax position is recognized in the financial statements when it is 'more-likely-than-not' that the tax position will be sustained upon examination by the relevant taxing authority based on the technical merits. The Company recognizes tax liabilities for anticipated tax audit issues in tax jurisdictions based on its estimate of whether, and the extent to which, additional taxes will be due. The Company recognizes interest and penalties, if any, in the income statement as part of taxation expense.

Asset Retirement Obligations And Environmental Cost Policy Text Block

Asset retirement obligations and rehabilitation costs

The Company accounts for asset retirement obligations (“AROs”) in accordance with the FASB ASC guidance on accounting for asset retirement obligations.

AROs, also referred to as decommissioning costs, arise from the acquisition, development, construction and operation of mining property, plant and equipment, due to government controls and regulations that protect the environment on the closure and reclamation of mining properties. The fair value of a liability for an asset retirement obligation is recorded in the period in which it is incurred. When the liability is initially recorded, the cost is capitalized by increasing the carrying amount of the related long-lived asset. Over time, the liability is increased to reflect an interest element (accretion) considered in its initial measurement at fair value, and the capitalized cost is amortized over the useful life of the related asset. Where the obligation arises from activities that are operational in nature and does not give rise to future economic benefit, the capitalized cost is amortized in the period incurred. Upon settlement of the liability, a gain or loss will be recorded if the actual cost incurred is different from the liability recorded.

Rehabilitation costs and related liabilities are based on the Company's interpretation of current environmental and regulatory requirements.

Based on current environmental regulations and known rehabilitation requirements, management has included its best estimate of these obligations in its rehabilitation accrual. However, it is reasonably possible that the Company's estimates of its ultimate rehabilitation liabilities could change as a result of changes in regulations or cost estimates.

Environmental liabilities other than rehabilitation costs which relate to liabilities from specific events are accrued when they are known, probable and reasonably estimable.

Revenue Recognition Sales Of Goods [Text Block]

Product sales

Revenue from product sales is recognized when:

  persuasive evidence of an arrangement exists;
  delivery has occurred or services have been rendered;
  the seller's price to the buyer is fixed or determinable; and
  collectability is reasonably assured.

The sales price, net of any taxes, is fixed on either the terms of gold sales contracts or the gold spot price.

Financial Instruments Policy [Text Block]

Financial instruments

Financial instruments recognized on the balance sheet include investments, loans receivable, trade and other receivables, cash and cash equivalents, borrowings, derivatives, and trade and other payables. Financial instruments are initially measured at cost, including transaction costs, when the Company becomes a party to the contractual arrangements. Subsequent measurement of derivative instruments is dealt with below.

Derivatives Policy [Text Block]

Derivatives

The Company accounts for derivative contracts in accordance with the FASB ASC guidance on accounting for derivative instruments and hedging activities, which requires all contracts that meet the definition of a derivative to be recognized on the balance sheet as either assets or liabilities and recorded at fair value. Gains or losses arising from remeasuring derivatives to fair value at each reporting period are accounted for either in the income statement or in accumulated other comprehensive income, depending on the use and designation of the derivative and whether it qualifies for hedge accounting. The key criterion which must be met in order to qualify for hedge accounting, is that the derivative must be highly effective in offsetting the change in the fair value or cash flows of the hedged item.

Contracts that meet the criteria for hedge accounting are designated as the hedging instruments hedging the variability of forecasted cash flows from capitalized expenditure and the sale of production into the spot market, and are classified as cash flow hedges. Where a derivative qualifies as the hedging instrument in a cash flow hedge, changes in fair value of the hedging instruments, to the extent effective, are deferred in accumulated other comprehensive income and reclassified to earnings as product sales or as an adjustment to depreciation expense pertaining to capital expenditure, when the hedged transaction occurs. The ineffective portion of changes in fair value of the cash flow hedging instruments is reported in earnings as gains or losses on non-hedge derivatives in the period in which they occur.

All other contracts not meeting the criteria for the normal purchases and sales exemption or hedge accounting are recorded at their fair market value, with changes in value at each reporting period recorded in earnings as gains or losses on non-hedge derivatives.

Cash flows from derivative instruments accounted for as cash flow hedges and non-hedge derivatives are included in net cash provided by operating activities in the consolidated statements of cash flows. Contracts that contain 'off-market' terms that result in the inflow of cash at inception are analogous to borrowing activities and, as such, are treated as financing activities. All current and future cash flows associated with such instruments are classified as financing activities within the consolidated statements of cash flows. Contracts that contain 'off-market' terms that result in the outflow of cash at inception are analogous to lending activities and, as such, are treated as investing activities. All current and future cash flows associated with such instruments are classified within the investing activities of the consolidated statements of cash flows.

The estimated fair values of derivatives are determined at discrete points in time based on relevant market information. These estimates are calculated with reference to the market rates using industry standard valuation techniques.

Certain derivative instruments are designated as hedges of foreign currency denominated borrowings and investments in foreign entities. This designation is reviewed at least quarterly, or as borrowing and investment levels change. The hedge amounts (to the extent effective) are recorded as an offset to the translation gains/losses being hedged.

Deferred Taxation Policy [Text Block]

Deferred taxation

The Company follows the liability method of accounting for deferred taxation whereby the Company recognizes the tax consequences of temporary differences by applying enacted tax rates applicable to future years to differences between financial statement amounts and the tax bases of certain assets and liabilities. Changes in deferred taxation assets and liabilities include the impact of any tax rate changes enacted during the year. Principal temporary differences arise from depreciation on property, plant and equipment, derivatives, provisions and tax losses carried forward. A valuation allowance is recorded to reduce the carrying amounts of deferred taxation assets if it is more likely than not that such assets will not be realized.

Dividends Policy [Text Block]

Dividends

Dividends are recognized when declared by the board of directors. Dividends may be payable in Australian dollars, South African rands, United Kingdom pounds or Ghanaian cedis. Dividends declared to foreign stockholders are not subject to approval by the South African Reserve Bank in terms of South African foreign exchange control regulations. Dividends are freely transferable to foreign stockholders from both trading and non-trading profits earned in South Africa by publicly listed companies. Under South African law, the Company may declare and pay dividends from any reserves included in total shareholders' equity (including share capital and premium) calculated in accordance with International Financial Reporting Standards (“IFRS”), subject to the solvency and liquidity test per the Companies Act.

Earnings Per Share Policy [Text Block]

Earnings per share

Earnings and diluted earnings per share have been calculated, for each class of common stock outstanding, using the two class method which requires that basic net income (loss) per share is computed using the weighted average number of shares outstanding during the period. Diluted net income (loss) per share is computed using the weighted average number of Ordinary shares and, if dilutive, potential common shares outstanding during the period. The computation of the diluted income (loss) per share of Ordinary shares assumes the conversion of E Ordinary shares.

The rights, including the liquidation, voting and dividend rights, of holders of Ordinary shares and E Ordinary shares are identical. As a result, the undistributed earnings for each year are allocated based on the contractual participation rights of the Ordinary and E Ordinary shares as if the earnings for the year had been distributed. As only 50 percent of dividends are paid to E ordinary shareholders in cash (the remaining 50 percent reduces the exercise price of the E ordinary shares), the undistributed earnings are allocated between E ordinary shares and ordinary shares based on this proportionate basis. Further, as the Company assumes the conversion of E Ordinary shares in the computation of the diluted net income (loss) per share of Ordinary shares, the undistributed earnings are equal to net income (loss) for the computation.

Exploration And Evaluation Costs Policy [Text Block]

Exploration and evaluation costs

The Company expenses all exploration costs until the directors conclude that a future economic benefit is more likely than not of being realized. In evaluating if expenditures meet this criterion to be capitalized, the directors utilize several different sources of information depending on the level of exploration. While the criteria for concluding that expenditure should be capitalized is always probable, the information that the directors use to make that determination depends on the level of exploration.

  Costs on greenfields sites, being those where the Company does not have any mineral deposits which are already being mined or developed, are expensed as incurred until the directors are able to demonstrate that future economic benefits are probable, which generally will be the establishment of proven and probable reserves at this location.

  Costs on brownfields sites, being those adjacent to mineral deposits which are already being mined or developed, are expensed as incurred until the directors are able to demonstrate that future economic benefits are probable, which generally will be the establishment of increased proven and probable reserves after which the expenditure is capitalized as a mine development cost.

  Costs relating to extensions of mineral deposits, which are already being mined or developed, including expenditure on the definition of mineralization of such mineral deposits, are capitalized as mine development costs.

Costs relating to property acquisitions are capitalized within development costs.

Drilling and related costs incurred on sites without an existing mine and on areas outside the boundary of a known mineral deposit that contain proven and probable reserves are recorded as exploration expenditures and are expensed as incurred.

Drilling and related costs incurred to define and delineate a residual mineral deposit that has not been classified as proven and probable reserves at a development stage or production stage mine are capitalized when management determines that there is sufficient evidence that the expenditure will result in a future economic benefit to the Company in the accounting period when the expenditure is made. Management evaluates whether or not there is sufficient geologic and economic certainty of being able to convert a residual mineral deposit into a proven and probable reserve at a development stage or production stage mine, based on the known geologic and metallurgy, existing mining and processing facilities, operating permits and environmental programs. Therefore prior to capitalizing such costs, management determines that the following conditions have been met:

a.       There is a probable future benefit;

b.       AngloGold Ashanti can obtain the benefit and control access to it; and

c.       The transaction or event giving rise to it has already occurred.

The Company understands that there is diversity in practice within the mining industry, in that some companies expense the drilling and related costs incurred to define and delineate residual mineral deposits that have not been classified as proven and probable reserves at a development stage or production stage mine. Had AngloGold Ashanti expensed such costs as incurred, net income, earnings per share and retained earnings would have been lower by the following amounts:

Share Based Compensation Option And Incentive Plans Policy [Text Block]

Stock-based compensation plans

The Company's management awards certain employees stock options on a discretionary basis.

The fair value of the stock-based payments is calculated at grant date using an appropriate model. For equity settled stock-based payments, the fair value is determined using a Black-Scholes method and expensed on a straight-line basis over the vesting period based on the group's estimate of shares that will eventually vest.

Option schemes which include non-market vesting conditions have been calculated using the Black-Scholes model. For all other stock-based payments to employees the fair value is determined by reference to the market value of the underlying stock at grant date adjusted for the effects of the relevant terms and conditions.

For schemes with non-market related vesting conditions, the likelihood of vesting has been taken into account when determining the income statement charge. Vesting assumptions are reviewed during each reporting period.

Stock options are subject to a three year vesting condition and their fair value is recognized as an employee benefit expense with a corresponding increase in Additional paid in capital over the vesting period. The proceeds received, net of any directly attributable transaction costs are credited to Common stock and Additional paid in capital when the options are exercised.

Depreciation And Amortization [Abstract]
Property Plant And Equipment Policy [Text Block]

Mine development costs, mine plant facilities and other fixed assets

Mine development costs, mine plant facilities and other fixed assets are recorded at cost less accumulated amortization and impairments. Cost includes pre-production expenditure incurred during the development of a mine and the present value of future decommissioning costs.

Capitalized mine development costs include expenditure incurred to develop new orebodies, to define further mineralization in existing orebodies and to expand the capacity of a mine. Where funds have been borrowed specifically to finance a project, the amount of interest capitalized represents the actual borrowing costs incurred.

Depreciation, depletion and amortization of mine development costs are computed principally by the units-of-production method based on estimated proven and probable mineral reserves. Proven and probable mineral reserves reflect estimated quantities of economically recoverable reserves which can be recovered in the future from known mineral deposits.

Mine plant facilities are amortized using the lesser of their useful life or units-of-production method based on estimated proven and probable mineral reserves. Main shafts are depleted using the units-of-production method based on total proven and probable reserves as the shaft will be used over the life of the mine. Other infrastructure costs including ramps, stopes, laterals, etc. and ore reserve development are depleted using proven and probable reserves applicable to that specific area. When an area is vacated and there is no longer an intention to mine due to a change in mine plans, all costs that have not been depleted are written off.

Other fixed assets comprising vehicles and computer equipment, are depreciated by the straight-line method over their estimated useful lives as follows:

  vehicles up to five years; and
  computer equipment up to three years.

Acquired Properties [Text Block]

Acquired properties

Acquired properties are carried at amortized cost. Purchased undeveloped mineral interests are acquired mineral rights and are recorded as tangible assets as part of acquired properties. The amount capitalized related to a mineral interest represents its fair value at the time it was acquired, either as an individual asset purchase or as a part of a business combination. “Brownfield” stage mineral interests represent interests in properties that are believed to potentially contain other mineralized material, such as measured, indicated or inferred mineral resources with insufficient drill spacing to qualify as proven and probable mineral reserves, that is in proximity to proven and probable mineral reserves and within an immediate mine structure. “Greenfield” stage mineral interests represent interests in properties that are other mine-related or greenfields exploration potential that are not part of measured or indicated resources and are comprised mainly of material outside of a mine's infrastructure. The Company's mineral rights are enforceable regardless of whether proven and probable mineral reserves have been established. The Company has the ability and intent to renew mineral rights where the existing term is not sufficient to recover all identified and valued proven and probable mineral reserves and/or undeveloped mineral interests.

Both Brownfield properties and Greenfield mineral interests are carried at acquired costs until such time as a mineral interest enters the production stage and are amortized using the unit-of-production method based on estimated proven and probable mineral reserves.

Both Brownfield properties and Greenfield mineral interests are evaluated for impairment as held-for-use assets in accordance with the Company's asset impairment accounting policy. See Note 4.13.

Employee Related Liabilities Current And Noncurrent [Abstract]
Pension And Other Postretirement Plans Pensions Policy [Text Block]

Pension obligations

Group companies operate various pension schemes. The schemes are funded through payments to insurance companies or trustee administered funds, determined by annual actuarial calculations. The Company has both defined benefit and defined contribution plans.

The current service cost in respect of defined benefit plans is recognized as an expense in the current year. Past service costs, experience adjustments, the effect of changes in actuarial assumptions and the effects of plan amendments in respect of existing employees are recognized as an expense or income as and when they arise. This method is applied consistently in each period end to all gains and losses.

The asset/liability recognized in the balance sheet in respect of defined benefit pension plans is the present value of the defined benefit obligation at the balance sheet date less the fair value of plan assets. The defined benefit obligation is calculated annually by independent actuaries using the projected unit credit method.

The contributions on defined contribution plans are recognized as employee benefit expense when due. Prepaid contributions are recognized as an asset to the extent that a cash refund or a reduction in the future payments is available.

Pension And Other Postretirement Plans Nonpension Benefits Policy [Text Block]

Other post-employment benefit obligations

Some group companies provide post-retirement healthcare benefits. The expected costs of these benefits are accrued over the period of employment using an accounting methodology on the same basis as that used for defined benefit pension plans. These obligations are valued annually by independent qualified actuaries. Actuarial gains and losses arising in the plan are recognized as income or expense as and when they arise.

Postemployment Benefit Plans Policy [Text Block]

Termination benefits

The Company recognizes termination benefits when it is demonstrably committed to either: terminating the employment of current employees according to a detailed formal plan; or providing termination benefits as a result of an offer made to encourage voluntary redundancy based on the number of employees expected to accept the offer. Benefits falling due more than twelve months after balance sheet date are discounted to present value.

New Accounting Pronouncements And Changes In Accounting Principles [Abstract]
Presentation Of Comprehensive Income Policy [Text Block]

Reporting of amounts reclassified out of accumulated other comprehensive income

In February 2013, the FASB issued guidance which requires additional disclosure of items reclassified from Accumulated Other Comprehensive Income (“AOCI”). An entity is required to provide information about the amounts reclassified out of AOCI by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of AOCI by the respective line items of net income. For public entities the amendments are effective prospectively for reporting periods beginning after December 15, 2012. Except for presentation changes, the Company does not expect the adoption of this guidance to have a material impact on the Company's financial statements.

Cumulative Translation Adjustments Upon Derecognition [Text Block]

In March 2013, the FASB issued guidance which indicates that a cumulative translation adjustment (“CTA”) is attached to the parent's investment in a foreign entity and should be released in a manner consistent with derecognition guidance on investments in entities. For public entities the guidance is effective prospectively for reporting periods beginning on or after December 15, 2013. The Company does not expect the adoption of this guidance to have a material impact on the Company's financial statements.

Cumulative translation adjustments upon derecognition

Acquisitions and Disposals of Businesses and Assets (Tables)	12 Months Ended
Dec. 31, 2012
Business Acquisition Purchase Price Allocation [Abstract]
Business Acquisition Pro Forma Information [Text Block]
For information purposes only, the following unaudited pro-forma financial data reflects the consolidated results of operations of AngloGold Ashanti as if the acquisition had taken place on January 1, 2012, 2011 and 2010:

	2012	2011	2010
	$	$	$

Total revenue	6,494	6,767	5,483

Net income - attributable to AngloGold Ashanti	838	1,442	137

The pro forma information is not indicative of the results of operations that would have occurred had the acquisition been consummated on January 1, 2012 or the group’s future results of operations.

From the date of acquisition, First Uranium (Pty) Limited has contributed $41 million of revenue and $33 million to the Net income before taxation of the Company.

Schedule of Purchase Price Allocation [Table Text Block]
The fair value of the identifiable assets and liabilities of First Uranium (Pty) Limited as at the date of acquisition was:

$

Assets
Property, plant and equipment	616
Other long-term assets	3
Restricted cash	3
Deferred taxation assets	52
Inventories	134
Trade and other receivables	2
Cash and cash equivalents	5
815

Liabilities
Other non-current liabilities	342
Deferred taxation liabilities	61
Provision for environmental rehabilitation	37
Loans from group companies	204
Accounts payable and other current liabilities	49
693

Total identifiable net assets at fair value	122
Purchase consideration	131
Goodwill recognized on acquisition	9

Analysis of cash flows on acquisition:

Net cash acquired with the subsidiary	5
Cash paid - Share capital acquired	(131)
Cash paid - Loan acquired	(204)
(330)

Delivery obligations of Mine Waste Solutions acquired as part of the business combination have been recognized on acquisition as a loss making executory contract, and are amortized as the deliveries of ounces occur.

The transaction costs of $3 million are a non-recurring expense and have been included in General and administrative expenses in the condensed consolidated statements of income and are included in operating cash flows in the condensed consolidated statements of cash flows.

Financial assets acquired include trade and other receivables with a fair value of $2 million. Trade and other receivables are expected to be collectible.

There were no material non-recurring pro-forma adjustments directly attributable to the acquisition of First Uranium (Pty) Limited.

Schedule Of Disposal Groups Including Discontinued Operations Income Statement Balance Sheet And Additional Disclosures [Text Block]
2012 Disposals
The Company’s disposals during the year included:

—	Part disposal of Rand Refinery Limited
	On December 3, 2012, AngloGold Ashanti Limited disposed of a 5 percent interest in Rand Refinery Limited for a total cash consideration of $6 million. AngloGold Ashanti Limited holds a remaining interest of 48.03 percent as at December 31, 2012 which is accounted for using the equity method. The disposal resulted in a profit of $14 million due to the recognition of the fair value of the residual interest as summarized below:

		$

	Fair value of consideration received	6
	Fair value of residual value of investment	57
	Noncontrolling interest	45

	Less: Carrying value of assets disposed	(94)
	Total profit on disposal	14

	Subsequent to year-end, the Company disposed of an additional 4.24 percent interest in Rand Refinery Limited. See Note 29.

Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Exploration And Evaluation Costs [Abstract]
Exploration And Evaluation Costs Alternative Effects [Text Block]
	2012	2011	2010
Net income ($ millions)	34	10	27
Earnings per share - basic (1)(cents)	9	3	7
Earnings per share - diluted (2)(cents)	8	2	7

Retained income - January 1 ($ millions)	123	113	86
Retained income - December 31 ($ millions)	157	123	113

(1) Impact per basic earnings per common share.
(2) Impact per diluted earnings per common share.

Employee Severance Costs (Tables)	12 Months Ended
Dec. 31, 2012
Restructuring Charges [Abstract]
Schedule Of Restructuring And Related Costs [Text Block]
Employment severance costs
	2012	2011	2010
	$	$	$
South Africa	6	9	19
Continental Africa	1	3	1
Americas	3	3	3
	10	15	23

Employee severance costs were due to retrenchments reflecting downsizing and rationalization of operations resulting in a planned reduction in workforce.

Interest Expense (Tables)	12 Months Ended
Dec. 31, 2012
Interest Expense [Abstract]
Interest Expense [Text Block]

	Interest expense
		2012	2011	2010
		$	$	$
	Finance costs on rated bonds and corporate notes (1)	74	56	38
	Finance costs on convertible bonds (2)	27	25	22
	Finance costs on mandatory convertible bonds (3)	47	47	13
	Finance costs on bank loans and overdrafts	18	10	19
	Unwinding of discount on convertible bonds	30	28	27
	Amortization of deferred loan fees (4)	15	7	20
	Capital lease charges	6	5	5
	Discounting of non-current trade and other debtors	5	-	6
	Other	3	3	1
		225	181	151
	Less : Amounts capitalized on qualifying assets	(12)	(3)	-
		213	178	151

(1)	On April 28, 2010, AngloGold Ashanti Holdings plc issued $1.0 billion of 10-year and 30-year unsecured notes. The issue consisted of $700 million of 10-year unsecured notes at a semi-annual coupon of 5.375 percent due 2020 and $300 million of 30-year unsecured notes at a semi-annual coupon of 6.5 percent due 2040. On July 30, 2012, AngloGold Ashanti Holdings plc issued $750 million 5.125 percent notes due 2022. See Note 18.

(2)	On May 22, 2009, AngloGold Ashanti Holdings Finance plc issued $732.5 million 3.5 percent guaranteed convertible bonds due May 2014, convertible into ADSs. See Note 18.

(3)	In September 2010, AngloGold Ashanti Holdings Finance plc issued $789 million of mandatory convertible bonds at a coupon rate of 6 percent due in September 2013. See Note 18.

(4)	Includes once-off charges of $6 million and $8 million related to the cancellation of debt facilities during 2012 and 2010, respectively.

Impairment of Assets (Tables)	12 Months Ended
Dec. 31, 2012
Asset Impairment Charges [Abstract]
Details Of Impairment Of Long Lived Assets Held And Used By Asset [Text Block]

	Impairment of assets

	Impairments are made up as follows:
		2012	2011	2010
		$	$	$
	South Africa
	Impairment of Great Noligwa(1)	42	-	-
	Impairment of abandoned development areas at Kopanang mine(2)	14	-	-
	Impairment of abandoned shaft pillar development at TauTona(3)	-	9	-
	Impairment and write-off of Savuka(4)	-	3	16
	Impairment and write-off of waste wash plant at Kopanang mine(5)	-	2	-
	Below 120 level at TauTona(6)	-	-	47
	Impairment of Tau Lekoa(7)	-	-	8
	Continental Africa
	Impairment and write-off of mine development at Siguiri(8)	14	-	-
	Impairment and write-off of mine infrastructure, development and assets at Obuasi(9)	296	-	-
	Impairment and write-off of vehicles and mining equipment at Obuasi mine	-	2	-
	Impairment of Iduapriem obsolete tailings storage facility(10)	-	-	8
	Impairment and write-off of vehicles and heavy mining equipment at Geita mine	-	-	5
	Impairment and write-off of tailings treatment plant at Obuasi mine(11)	-	-	3
	Americas
	Write-off of mining assets at Serra Grande	-	-	3
	Other
	Impairment and write-off of various minor tangible assets, mine infrastructure and equipment	1	1	1
		367	17	91

(1)	Due to a change in the mine plan during 2012, resulting from a reduction in reserves from abandonment of certain areas, grade factors and an increase in the cost of extraction, the carrying value of Great Noligwa was written down to an estimated fair value using a pre-tax discount rate of 13 percent.
(2)	Due to a change in the mine plan, certain development areas have been abandoned and are not expected to generate future cash flows.
(3)	Due to a change in the mine plan resulting from safety related concerns following seismic activity, the VCR shaft pillar and ore pass development have been abandoned and is no longer expected to generate future cash flows.
(4)	Due to a further change in the mine plan during 2011, the Savuka assets have been abandoned and are not expected to generate future cash flows.
(5)	The use of the waste wash plant was discontinued as it did not yield the desired benefit.
(6)	Due to a change in the mine plan resulting from safety related concerns following seismic activity, a portion of the below 120 level development has been abandoned and is not expected to generate future cash flows.
(7)	Following the classification of Tau Lekoa as held for sale in 2009, impairment testing was performed on the held for sale asset. As the estimated fair value less costs to sell did not support the carrying value, an impairment was recorded for held for sale assets. The sale of Tau Lekoa was concluded effective August 1, 2010.
(8)	Due to depleted reserves in the Sintroko, Kozan and Kintinia pits, costs previously capitalized are not expected to generate future cash flows. Certain areas were also abandoned due to safety-related concerns.
(9)	Due to a change in the mine plan, certain areas have been abandoned mainly due to depletion of reserves and assets in poor physical condition or considered obsolete were written-off.
(10)	The use of the tailings storage facility was discontinued as no further economic benefit is expected to be derived.
(11)	Due to safety related concerns the use of the tailings treatment plant was discontinued.

The following estimates and assumptions were used by management when reviewing goodwill and long-lived assets for impairment:

—	the gold price assumption represented management’s best estimate of the future price of gold. In arriving at the estimated long-term gold price, management considered all available market information including current prices, historical averages, and forward pricing curves. The long-term gold price is based on a range of economic and market conditions expected to exist over the remaining useful life of the assets; (1)
—	proven and probable ore reserves as well as value beyond proven and probable reserves estimates. For these purposes proven and probable ore reserves of approximately 74.1 million ounces (including joint ventures) as at December 31, 2012 were determined;
—	the real pre-tax discount rate is commensurate with the risks involved which is consistent with the basis used in 2011. The risk factors considered were country risk as well as asset risk for cash flows relating to mines that are not yet in production and deep level mining projects. The country risk factor was based on the Company’s internal assessment of country risk relative to the issues experienced in the countries in which it operates and explores;
—	foreign currency cash flows were translated at estimated forward exchange rates and then discounted using appropriate discount rates for that currency; and
—	cash flows used in impairment calculations were based on life of mine plans.

Estimates and assumptions used by management included the following:

		2012	2011	2010
		$ per ounce	$ per ounce	$ per ounce
(1)	Long-term real gold price	1,584	1,530	1,113

When reviewing goodwill and other long-lived assets for impairment, AngloGold Ashanti's assumption on gold price represents its best estimate of the future price of gold. In arriving at the estimated long-term gold price, AngloGold Ashanti considers all available market information including current prices, historical averages, and forward pricing information and data. The long term gold price of $1,584 per ounce in 2012 and $1,530 per ounce in 2011, were based on a range of economic and market conditions, which were expected to exist over the remaining useful life of the assets.

AngloGold Ashanti considers the long term fundamentals that provide support to the gold price assumption. These include, amongst other things, gold as a long term store of value, hedge against inflation, safe haven status, strong physical demand from emerging markets, central bank purchases, quantitative easing and devaluation of paper currency, falling global mine production and rising costs of producing gold, all of which represent significant and enduring trends supportive of AngloGold Ashanti's gold price assumption.

The actual gold price averaged $1,668 per ounce in 2012 and $1,572 per ounce in 2011. The gold price in 2013 has been subject to volatile short term swings and has averaged $1,632 per ounce in the first quarter of 2013 and closed at $1,404 per ounce on April 19, 2013.

AngloGold Ashanti will continue to monitor the underlying long term factors driving the gold price and will review its gold price assumption, should it consider it appropriate to do so. Should the gold price assumption used in 2012 be revised significantly downward for any reason (by more than 10 percent), goodwill related to Mine Waste Solutions and long-lived assets related to Great Noligwa are most vulnerable to impairment.

Furthermore, should the gold price fall and remain at such lower levels, management will consider, in addition to other mitigating factors, reviewing and amending the life of mine plans to reduce expenditures, optimize costs and increase cash flows in respect of its mining assets.

The real pre-tax discount rates applied in the 2012 impairment calculations on reporting units with significant assigned goodwill were as follows:

Percentage
Australasia
Sunrise Dam	6.1%
Americas
Cripple Creek & Victor	8.2%

Asset Retirement Obligations (Tables)	12 Months Ended
Dec. 31, 2012
Asset Retirement Obligation [Abstract]
Schedule of Change in Asset Retirement Obligation [Table Text Block]
	Environmental rehabilitation obligations
	Long-term environmental obligations comprising decommissioning and restoration are based on the Company’s environmental management plans, in compliance with the current environmental and regulatory requirements.

		$
	The following is a reconciliation of the total liabilities for asset retirement obligations:

	Balance as at December 31, 2011	653
	Additions to liabilities	14
	Liabilities settled	(21)
	Accretion expense	33
	Change in assumptions(1)	50
	Other movements	1
	Acquisition of subsidiary(2)	37
	Translation	(9)
	Balance as at December 31, 2012	758

(1)	Revisions relate to an overall average change in mine plans resulting in accelerated cash flows, change in economic assumptions, discount rates and changes in design of tailings storage facilities. These liabilities are anticipated to unwind beyond the end of the life of mine.

(2)	Acquisition of First Uranium (Pty) Limited during July 2012. See Note 3.

Schedule Of Carrying Amount And Fair Values Of Assets Held In Trust [Table Text Block]

These liabilities mainly relate to obligations at the Company’s active and inactive mines to perform reclamation and remediation activities in order to meet applicable existing environmental laws and regulations.

Certain amounts have been contributed to rehabilitation trusts and an environmental protection bond under the Company's control. The monies in the trusts and bond are invested primarily in interest bearing debt securities and cash and are included in Other long-term assets in the Company’s consolidated balance sheet. Cash balances held in the trusts and bond are classified as restricted cash and are included in Other long-term assets in the Company’s consolidated balance sheet. As at December 31, the carrying amounts and estimated fair values of balances held in the trusts and bond were as follows:

	December 31, 2012		December 31, 2011
	Carrying		Carrying
	amount	Fair value	amount	Fair value
	$	$	$	$

Securities	115	119	111	114
Cash	28	28	22	22
	143	147	133	136

Operating Lease Charges and Rental Expenses (Tables)	12 Months Ended
Dec. 31, 2012
Operating Leases Rent Expense [Abstract]
Rental expense
Rental expense(1)
	2012	2011	2010
	$	$	$

Comprising of:
Minimum rentals	42	29	23

(1)Included in production costs for each period presented.

Future minimum rental payments are:
2013	22
2014	3
2015	2
2016	1
2017	1
Thereafter	3
	32

Profit on Sale of Assets Realization of Loans Indirect Tax and Other (Tables)	12 Months Ended
Dec. 31, 2012
Profit Loss On Sale Of Assets Realization Of Loans Indirect Tax And Other [Abstract]
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other
	Loss/(profit) on sale of assets, realization of loans, indirect taxes and other
		2012	2011	2010
		$	$	$
	Indirect tax expenses and legal claims(1)	40	6	17
	Mining contractor termination and settlement costs(2)	21	-	1
	Impairment of investments	16	21	2
	Loss on disposal of land, equipment and assets, mineral rights, exploration properties and other	14	8	19
	Reassessment of other receivables	1	(1)	9
	Royalties received(3)	(23)	(79)	(8)
	Profit on disposal of AGA-Polymetal Strategic Alliance(4)	(20)	-	-
	Profit on partial disposal of Rand Refinery Limited(5)	(14)	-	-
	Black economic empowerment transaction restructuring costs for Izingwe Holdings (Proprietary) Limited	-	7	-
	Insurance claim recovery on capital items at Obuasi	-	(3)	-
	Profit on disposal of the Company's subsidiary ISS International Limited(6)	-	(2)	-
	Mandatory convertible bonds underwriting and professional fees	-	-	26
	Loss on sale of Tau Lekoa Gold mine(7)	-	-	7
	Profit on disposal of investments(8)	-	-	(52)
	Net insurance claim recovery(9)	-	-	(19)
	Recovery on consignment inventory	-	-	(5)
		35	(43)	(3)

(1)	Indirect taxes and legal claims are in respect of:
	Colombia	16
	Guinea	11	9	10
	Ghana	11	5
	United States of America	3
	Brazil	1	(1)
	Argentina	(1)	2
	Namibia	(1)	1
	Tanzania		(10)	6
	South Africa			1

(2)	Mining contractor termination and settlement costs include:
	Mining and Building Contractors Limited ("MBC") termination costs at Obuasi	17
	Contract settlement costs at Siguiri	4
	Contractor termination costs at Geita			1

(3)	Royalties received include:
	Newmont Mining Corporation (2009 sale of Boddington Gold mine)	(18)	(38)	(4)
	Franco Nevada Corporation (2011 sale of royalty stream in Ayanfuri mine)		(35)
	Simmers & Jack Mines Limited (2010 sale of Tau Lekoa Gold mine)	(5)	(5)	(3)
	Other royalties		(1)	(1)

(4)	On February 8, 2012, the transaction to dispose of the AGA-Polymetal Strategic Alliance consisting of AGA-Polymetal Strategic Alliance Management Company Holdings Limited, Amikan Holding Limited, AS APK Holdings Limited, Imitzoloto Holdings Limited and Yeniseiskaya Holdings Limited to Polyholding Limited was completed. These assets were fully impaired as at December 31, 2011.

(5)	On December 3, 2012, the Company disposed of a 5 percent stake in Rand Refinery Limited. See Note 3.

(6)	ISS International Limited ("ISSI") was classified as held for sale in 2010. The sale was concluded on February 28, 2011.

(7)	The sale of Tau Lekoa Gold mine was concluded effective August 1, 2010.

(8)	Profit on disposal of investments include:
	B2Gold Corporation (Colombia)			(45)
	Red 5 Limited (Australia)			(7)

(9)	Includes business interruption insurance following a seismic event which resulted in the suspension of operations at Savuka Gold mine (in South Africa) during 2009. The Company recovered $46 million from its insurers. Amounts received included:
	Business interruption recoveries			(19)
	Reimbursement of costs (included in Production costs)			(16)

Non Hedge Derivative Loss (Tables)	12 Months Ended
Dec. 31, 2012
Derivative Instruments Not Designated As Hedging Instruments [Abstract]
Derivative Instruments Not Designated As Hedging Instruments [Text Block]
Non-hedge derivative (gain)/loss and movement on bonds

Non-hedge derivative (gain)/loss
	2012	2011	2010
	$	$	$
(Gain)/loss on non-hedge derivatives	(93)	(83)	703

Hedge Items Accelerated [Text Block]
Effects of the accelerated hedge settlements

	2012	2011	2010
	$	$	$
Accelerated hedge settlement of non-hedge derivatives	-	-	2,698
Previously designated NPSE contracts	-	-	405
Other non-hedge derivative contracts	-	-	2,293

Derivative Instruments Not Designated As Hedging Instruments Gain Loss Net [Text Block]
Movement on bonds
	2012	2011	2010
	$	$	$
Fair value (gain)/loss on mandatory convertible bonds (See Note 18)	(172)	(113)	83

Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Purchases (By)/From Amounts Owed To/(By)Equity Accounted Joint Ventures And Associates [Text Block]
	December 31, 2012		December 31, 2011		December 31, 2010
	Purchases (by)/from related party	Amounts owed to/(by) related party	Purchases (by)/from related party	Amounts owed to/(by) related party	Purchases (by)/from related party
(in millions)	$	$	$	$	$
Purchases of goods and services (by)/from equity accounted joint ventures and associates
Margaret Water Company	4	-	6	-	3
Societe d'Exploitation des Mines d'Or de Sadiola S.A.	(14)	(2)	(12)	(2)	(8)
Societe d'Exploitation des Mines d'Or de Yatela S.A.	(1)	-	(2)	(1)	(3)
Societe des Mines de Morila S.A.	(3)	-	(4)	-	(8)
Trans-Siberian Gold plc	-	-	-	-	1
	(14)	(2)	(12)	(3)	(15)

Loans Due By Equity Accounted Joint Ventures And Associates [Text Block]
	Amounts due by joint venture and associate related parties arising from purchases of goods and services are unsecured and non-interest bearing. See Note 10.

	As at December 31, 2012 and 2011, there are no outstanding balances arising from purchases of goods and services owed to related parties.

	Loans due by equity accounted joint ventures and associates included in Other long-term assets

		2012	2011
		$	$
	Oro Group (Proprietary) Limited (1)	2	1
	AuruMar (Proprietary) Limited (joint venture) (2)	2	5
	Societe d'Exploitation des Mines d'Or de Sadiola S.A. (joint venture) (3)	36	-
	Societe d'Exploitation des Mines d'Or de Yatela S.A. (joint venture) (4)	-	-
	Trans-Siberian Gold plc (5)	-	3
	Thani Ashanti Alliance Limited (joint venture) (6)	-	20

(1)	The loan bears a market related interest rate determined by the Oro Group (Proprietary) Limited’s board of directors and is repayable at its discretion.

(2)	The loan is interest free and has no fixed terms of repayment.

(3)	The loan is repayable on demand and bears interest at a margin of 2 percent over the London Interbank Offered Rate ("LIBOR") per annum.

(4)	A loan of $12 million granted during 2012 was fully impaired during the year. The loan, included in the carrying amount of the joint venture, was repayable on demand and carried interest at a margin of 2 percent over LIBOR per annum.

(5)	The loan was unsecured, carried interest at 8 percent per annum and was converted into ordinary shares during April 2012.

(6)	The loan was repayable in December 2012 but due to non-payment it was fully impaired. A write-off of $37 million is included in equity income in associates.

	There are no allowances for credit losses relating to the loans described above. Credit quality of loans is monitored on an ongoing basis.

	As at December 31, 2012 and 2011, there are no outstanding balances arising from loans owed to related parties.

Income Tax (Tables)	12 Months Ended
Dec. 31, 2012
Components Of Income Tax Expense Benefit Continuing Operations [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]

		2012	2011	2010
		$	$	$
Income/(loss) from continuing operations before income tax and equity income in associates was derived from the following jurisdictions:
	South Africa	363	813	203
	Continental Africa	316	745	391
	Australasia	(16)	(25)	(149)
	Americas	627	690	282
	Other, including Corporate and Non-gold producing subsidiaries (1)	(79)	(102)	(346)
		1,211	2,121	381

(1)	The decrease in 2011 over 2010 is mainly due to fair value movements on the mandatory convertible and rated bonds.

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]

(Charge)/benefit for income taxes attributable to continuing operations is as follows:

Current:
	South Africa(1)	(70)	(128)	106
	Continental Africa(2)	(218)	(146)	(81)
	Australasia(3)	10	-	(36)
	Americas(4)	(131)	(124)	(106)
	Other	(5)	(8)	-
Total current		(414)	(406)	(117)

(1)	The lower tax charge in 2012 is mainly due to the lower earnings as a result of safety stoppages and the unprotected strike action at the South African operations. The increase in the tax charge in 2011 is mainly due to higher income and non-hedge derivative losses having been fully utilized during the year. The tax benefit in 2010 is mainly related to tax benefits on losses relating to the early hedge settlement and tax benefits relating to prior years.

(2)	The increase in the tax charge in 2012 is mainly due to withholding taxes on dividends and higher earnings at Geita from an improved gold price, whilst 2011 was lower due to the utilization of tax losses. The higher taxes relative to lower earnings is mainly due to the impairment and write-off of assets at Obuasi of $296 million, the tax benefit of which is reflected under deferred taxes.

(3)	The tax credit in 2012 is due to an adjustment related to the 2011 tax assessment. The lower tax charge in 2011 is due to lower earnings resulting from flooding and the ramp failure which severely affected all aspects of the operation at Sunrise Dam during 2011.

(4)	The increase in the tax charge in 2012 is mainly due to Annual Minimum Tax payable by Cripple Creek & Victor in North America. The increase in the tax charge in 2011 mainly relates to higher earnings in line with the improved gold price.

Mining tax on mining income in South Africa is determined according to a formula which adjusts the tax rate in accordance with the ratio of profit to revenue from operations. This formula also allows an initial portion of mining income to be free of tax. Non-mining income is taxed at a standard rate.

Deferred:
South Africa(1)	86	(212)	(119)
Continental Africa(2)	14	(93)	(19)
Australasia	(6)	4	(1)
Americas(3)	(21)	2	(1)
Other	1	-	2
Total deferred	74	(299)	(138)

Total income and mining tax expense	(340)	(705)	(255)

(1) The lower tax charge in 2012 includes a tax benefit of $134 million resulting from changes in enacted statutory tax rates and $8 million from changes in estimated deferred taxation rate. The increase in the tax charge in 2011 is mainly due to the reversal of deferred tax credits on losses utilized. The tax charge in 2010 included the reversal of deferred tax on unrealized non-hedge derivative losses.

(2) The decrease in the tax charge in 2012 is mainly due to tax credits on impairments at Obuasi of $89 million, partly offset by the increase in enacted statutory taxation rate change in Ghana (capped at 30 percent in terms of a special tax rate Stability Agreement) of $62 million. The increase in the tax charge in 2011 is mainly due to the reversal of deferred tax credits from the utilization of tax losses at Geita.

(3) The lower deferred tax charge is partly due to deferred tax credits arising from a corporate restructuring of Serra Grande of $59 million.

Estimated deferred taxation rates in South Africa reflect the future anticipated taxation rates at the time temporary differences reverse.

During 2012, 2011 and 2010, deferred taxation in South Africa was provided at the future anticipated taxation rates ranging as follows:

	2012	2011	2010
Maximum anticipated deferred taxation rate	30%	39%	38%
Minimum anticipated deferred taxation rate	28%	36%	35%

Deferred Taxation Rate Change Effect [Text Block]
The effect of the change in estimated deferred taxation rate in South Africa on the results for 2012, 2011 and 2010 were as follows:

	Year ended December 31
	2012			2011			2010
	Impact	Per basic and diluted common share	(a)(b)	Impact	Per basic and diluted common share	(a)(b)	Impact	Per basic and diluted common share	(a)(b)
	$	cents		$	cents		$	cents
Net benefit/(expense)	8	2		(11)	(3)		8	2

(a)	Per basic and diluted ordinary and E ordinary shares.
(b)	The calculation of diluted earnings per common share did not assume the effect of the following number of shares as their effects are anti-dilutive.

					2012		2011	2010
Issuable upon the exercise of convertible bonds					-		-	33,524,615

Summary Of Tax Credit Carryforwards [Text Block]

Unutilized tax losses
Unutilized tax losses as at December 31, 2012, 2011 and 2010 amounted to:
		2012	2011	2010
		$	$	$

Unutilized tax losses(1)(2)		691	469	1,356

(1)	Increase in unutilized operating loss carryforwards in 2012 mainly relates to Colombia and Brazil. Decrease in unutilized operating loss carryforwards in 2011 over 2010 are due to utilization of losses in South Africa, Tanzania, North America and Brazil.

(2)	The prior period comparatives have been adjusted to include unutilized tax losses in Colombia of $148 million and $156 million for 2011 and 2010, respectively.

Unutilized operating loss carryforwards remaining to be used against future profits can be split into the following periods:

	Within one year	143
[1]	Within one and two years	93
	Within two and five years	111
	In excess of five years	344
		691

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]

Reconciliation between corporate income tax and statutory income tax is as follows:
	2012	2011	2010
	$	$	$
Corporate income tax at statutory rates	(339)	(742)	(133)
Formula variation in mining taxation rate	8	(7)	-
Disallowable items(1)	(38)	(37)	(89)
(Increase)/reversal of valuation allowances(2)	(17)	42	6
Effect of income tax rates of other countries	(38)	50	(46)
Impact of change in estimated deferred taxation rate	8	(11)	8
Impact of change in statutory taxation rate	72	-	-
Other	4	-	(1)

Total income and mining tax expense	(340)	(705)	(255)

(1) Disallowable items include the impact of hedge losses in non-taxable jurisdictions and share expense costs.

(2) The prior period comparatives have been adjusted to include unutilized tax losses in Colombia.

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Deferred taxation liabilities and assets on the balance sheet as at December 31, 2012 and 2011, relate to the following:

	2012 $	2011 $

Deferred tax liabilities:
Depreciation, depletion and amortization	1,578	1,611
Product inventory not taxed	58	24
Derivatives	2	8
Other	15	5
Total	1,653	1,648
Deferred tax assets:
Provisions, including rehabilitation accruals	(465)	(389)
Derivatives	(1)	(1)
Other	(18)	(28)
Tax loss carry forwards (1)	(220)	(118)
Total	(704)	(536)
Less: Valuation allowances (1)	115	56
Total	(589)	(480)

Disclosed as follows:
Long-term portion deferred taxation assets	39	14
Short-term portion deferred taxation assets	74	75

Long-term portion deferred taxation liabilities	1,157	1,242
Short-term portion classified as other current liabilities. See Note 17.	20	15

(1) The prior period comparatives have been adjusted to include unutilized tax losses in Colombia.

The classification of deferred taxation assets is based on the related asset or liability creating the deferred taxation. Deferred taxes not related to a specific asset or liability are classified based on the estimated period of reversal. As at December 31, the Company's losses in South Africa, on which deferred tax had been provided at the anticipated tax rate to be utilized are noted as follows:

	2012	2011
South Africa
Losses ($ millions)	2	3

Deferred tax at the anticipated tax rate to be utilized (percent)	29	37

Unremitted Earnings In Foreign Investment [Text Block]
Unremitted earnings of foreign subsidiaries and foreign incorporated joint ventures

Provision has been made for South African income tax or foreign taxes that may result from future remittances of undistributed earnings of foreign subsidiaries or foreign corporate joint ventures, where the group is able to assert that the undistributed earnings are not permanently reinvested. In all other cases, the foreign subsidiaries reinvest the undistributed earnings into future capital expansion projects, maintenance capital and ongoing working capital funding requirements. In the event that the Company repatriated these earnings, income taxes and withholding taxes may be incurred. The determination of such taxes is subject to various complex calculations and accordingly, the Company has determined that it is impractical to estimate the amount of the deferred tax liability on such unremitted earnings. The amounts of these unremitted earnings are as follows:

	2012	2011
	$	$
Unremitted earnings as at December 31	1,649	1,812

Summary Of Valuation Allowance [Text Block]
Analysis of valuation allowances

The movement in valuation allowances for the three years in the period ended December 31, is summarized as follows:

	Balance at beginning of period	Movement (1)	Balance at end of period
	$	$	$
Year ended December 31, 2012
- Valuation allowance	56	59	115
Year ended December 31, 2011
- Valuation allowance	177	(121)	56
Year ended December 31, 2010
- Valuation allowance	194	(17)	177

(1)	The prior period comparatives have been adjusted to include valuation allowances in Colombia of $49 million and $52 million for 2011 and 2010, respectively.

Summary Of Income Tax Contingencies [Text Block]
Uncertain tax positions

A reconciliation of the beginning and ending amount of unrecognized tax benefits, is as follows:

		2012	2011
		$	$

Balance at January 1,		78	52
Additions for tax positions of prior years		17	38
Reductions for tax position of prior years		-	(3)
Translation		(2)	(9)
Balance at December 31,		93	78

Unrecognized tax benefits are summarized as follows:

Recognized as a reduction of deferred tax assets		40	29
Recognized in other non-current liabilities (See Note 17) (1)		53	49
Balance at December 31,		93	78

(1)	Unrecognized tax benefits which, if recognized, would affect the Company's effective tax rate.

The Company’s continuing practice is to recognize interest and penalties related to unrecognized tax benefits as part of its income tax expense. For the years ended and as at December 31, interest recognized and interest accrued amounted to:

	2012	2011	2010
	$	$	$

Interest recognized	3	5	2
Interest accrued as at December 31	14	12	8

Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Share
Schedule of Calculation of Numerator and Denominator in Earnings Per Share [Table Text Block]
	2012	2011	2010
	$	$	$
The following table sets forth the computation of basic and diluted income per share (in millions, except per share data):

Ordinary shares undistributed income	612	1,289	45
E Ordinary shares undistributed income	2	5	-
Total undistributed income	614	1,294	45

Ordinary shares distributed income	214	131	67
E Ordinary shares distributed income	1	-	-
Total distributed income(1)	215	131	67

Numerator - Net income

Attributable to Ordinary shares	826	1,420	112
Attributable to E Ordinary shares	3	5	-
Total attributable to AngloGold Ashanti	829	1,425	112

In calculating diluted income per ordinary share, the following were taken into consideration:

Income attributable to equity shareholders	826	1,420	112
Interest expense on convertible bonds	74	72	-
Amortization of issue cost and discount on convertible bonds	32	31	-
Fair value adjustment on convertible bonds included in income	(255)	(197)	-
Income used in calculation of diluted earnings per ordinary share	677	1,326	112

Schedule of Weighted Average Number of Shares [Table Text Block]
Denominator for basic income per ordinary share
Ordinary shares	382,757,790	381,621,687	367,664,700
Fully vested options(2)	1,616,239	1,389,122	1,023,459
Weighted average number of ordinary shares	384,374,029	383,010,809	368,688,159

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
Effect of dilutive potential ordinary shares
Dilutive potential of stock incentive options	1,840,199	1,572,015	1,569,606
Dilutive potential of convertible bonds(3)	33,524,615	33,524,615	-
Dilutive potential of E Ordinary shares(4)	-	-	-

Denominator for diluted income per share – adjusted weighted average number of ordinary shares and assumed conversions	419,738,843	418,107,439	370,257,765

Weighted average number of E Ordinary shares used in calculation of basic and diluted income per E Ordinary share	2,392,316	2,950,804	3,182,662

Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Income per share attributable to AngloGold Ashanti common stockholders (cents)

	Net income per share
	Ordinary shares(5)	215	371	30
	E Ordinary shares	108	185	15
	Ordinary shares – diluted	161	317	30
	E Ordinary shares – diluted(6)	84	160	15

(1)	Withholding tax on dividends and other distributions to shareholders of 15 percent became effective on April 1, 2012. The withholding tax, which was announced by the South African government on February 21, 2007, replaced the Secondary Tax on Companies.

(2)	Compensation awards are included in the calculation of basic income per common share from when the necessary conditions have been met, and it is virtually certain that shares will be issued as a result of employees exercising their options.

	The calculation of diluted income per common share did not assume the effect of the following number of shares as their effects are anti-dilutive:

(3)	Issuable upon the exercise of convertible bonds			33,524,615
(4)	Issuable upon the conversion of E Ordinary shares	246,665	343,716

(5)	The mandatory convertible bonds issued during 2010 are not included in basic income per common share as they contain features that could result in their settlement in cash and therefore do not meet the definition of an equity instrument.

(6)	The prior period comparatives have been adjusted to take into account the earnings effect of the convertible bonds.

	The effect of rounding may result in computational differences.

Inventories (Tables)	12 Months Ended
Dec. 31, 2012
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]
	2012	2011
	$	$

Short-term:

Metals in process	267	189
Gold on hand (doré/bullion)	91	94
Ore stockpiles	512	454
Uranium oxide and sulfuric acid	11	24
Supplies	412	296
	1,293	1,057
Less: Materials on the leach pad(1)	(128)	(98)
	1,165	959
(1) Short-term portion relating to heap leach inventory classified separately, as materials on the leach pad.

Schedule of Inventory, Noncurrent [Table Text Block]
Long-term:

Metals in process		445	393
Ore stockpiles(2)		180	31
		625	424
Less: Materials on the leach pad(3)		(445)	(393)
		180	31
(2)	Includes long-term ore stockpiles of First Uranium (Pty) Limited acquired on July 20, 2012.
(3)	Long-term portion relating to heap leach inventory classified separately, as materials on the leach pad.

The aggregate write-down of inventory to reduce the carrying value to net realizable value for the years ended December 31 were as follows:

	2012	2011	2010
	$	$	$

Inventory write-downs (included in production costs)	5	4	21

Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2012
Property Plant And Equipment Net By Type [Abstract]
Property Plant And Equipment [Text Block]

	2012	2011
	$	$

Mine development	7,185	6,652
Buildings and mine infrastructure	4,686	3,613
Mineral rights and dumps	916	1,023
Assets under construction	1,074	522
Land	51	41
	13,912	11,851
Accumulated depreciation, depletion and amortization	(6,677)	(5,728)
Net book value December 31,	7,235	6,123

Net book value of mining assets encumbered by capital leases (See Note 18).	59	67

Goodwill and Other Intangibles (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill And Intangible Assets Disclosure [Abstract]
Schedule Of Goodwill [Text Block]

Goodwill
The carrying amount of goodwill by reporting unit as of December 31, 2012 and 2011 and changes in the carrying amount of goodwill are summarized as follows:

	South Africa	Americas	Australasia	Continental Africa	Total
	$	$	$	$	$

Balance at January 1, 2011	-	18	151	11	180
Translation	-	-	2	-	2
Balance at December 31, 2011	-	18	153	11	182
First Uranium (Pty) Limited acquisition (1)	9	-	-	-	9
Translation	-	-	2	-	2
Balance at December 31, 2012	9	18	155	11	193

(1)	See Note 3.

Net carrying amount of goodwill as at December 31, 2012 and 2011 is reconciled as follows:

- Gross carrying amount	9	18	155	310	492
- Accumulated impairment losses	-	-	-	(299)	(299)
Net carrying amount as at December 31, 2012	9	18	155	11	193

- Gross carrying amount	-	18	153	310	481
- Accumulated impairment losses	-	-	-	(299)	(299)
Net carrying amount as at December 31, 2011	-	18	153	11	182

Schedule Of Finite Lived Intangible Assets [Table Text Block]

Other intangibles, net
	Royalty rate concession agreement (2)	Software and licenses (3)	Service agreements	Total
	$	$	$	$

Gross carrying value at January 1, 2011	30	-	-	30
Additions	-	16	-	16
Accumulated amortization	(15)	-	-	(15)
Balance at December 31, 2011	15	16	-	31

Gross carrying value at January 1, 2012	30	16	-	46
Additions	-	78	7	85
Accumulated amortization	(17)	-	-	(17)
Translation	-	(2)	-	(2)
Balance at December 31, 2012	13	92	7	112

(2)	The government of Ghana agreed to a concession on royalty payments at a fixed rate of 3 percent per year for a period of fifteen years from 2004.

(3)	During 2011, the Company undertook the implementation of an Enterprise Resource Plan ("ERP") system. Phase 1 of the ERP was brought into use in February 2013.

The royalty rate concession, software and licenses and service agreements are amortized on a straight line basis with nil residual value. The amortization expense included in the consolidated statements of income were as follows:

		2012	2011	2010
		$	$	$

Royalty rate concession amortization expense		2	2	2
Software and licenses amortization expense (4)		-	-	-
Service agreements amortization expense (5)		-	-	-

(4)	No amortization expense was recorded for purchased software and licenses as these have not been brought into use.
(5)	Less than $1 million in 2012.

Based on carrying value at December 31, 2012, the estimated aggregate amortization expense for each of the next five years is as follows:

	Royalty rate concession agreement	Software and licenses	Service agreements
	$	$	$

2013	2	28	1
2014	2	31	1
2015	2	31	1
2016	2	2	1
2017	2	-	1

Other Long-Term Assets (Tables)	12 Months Ended
Dec. 31, 2012
Other Assets Noncurrent [Abstract]
Summary Investment Holdings [Text Block]
	2012	2011
	$	$

Investments in associates - unlisted	63	5
Investments in associates - listed	18	15
Investments in equity accounted joint ventures	972	671
Carrying value of equity method investments	1,053	691

Investment in marketable equity securities – available for sale	69	82
Investment in marketable debt securities – held to maturity	7	8
Investment in non-marketable equity securities – available for sale	2	9
Investment in non-marketable assets – held to maturity	3	2
Investment in non-marketable debt securities – held to maturity	86	85
Restricted cash	29	23
Other non-current assets	111	101
	1,360	1,001

Investments In And Advances To Affiliates [Text Block]
	Investments in associates
			December 31,	December 31,
			2012	2011
			percentage held	percentage held
	Unlisted
	South Africa
	Rand Refinery Limited(1)		48.03	-
	Oro Group (Proprietary) Limited(2)		36.00	25.00
	Margaret Water Company		33.33	33.33

	Listed
	Other
	Trans-Siberian Gold plc(2)(3)		31.17	30.90
	Mariana Resources Limited(2)(4)(5)		19.86	19.86

		2012	2011	2010
		$	$	$

(1)	Rand Refinery Limited is equity accounted as at December 31, 2012. See Note 3. Subsequent to year-end, the Company disposed of an additional 4.24 percent interest in Rand Refinery Limited. See Note 29.

(2)	Results are included to September 30, 2012, adjusted for material transactions.

(3)	Market value of the Company's investment in Trans-Siberian Gold plc as at December 31	22	35	33

(4)	Market value of the Company's investment in Mariana Resources Limited as at December 31	3	7	-

(5)	The Company acquired its stake in Mariana Resources Limited for $8 million during December 2011 and accounts for it using the equity method as it has the right to representation on the Mariana Resources Limited board of directors and is therefore considered to have significant influence in the company.

Equity Method Investments [Text Block]
	Investments in equity accounted joint ventures
	The Company holds the following interests in incorporated mining joint ventures, of which the significant financial operating policies are, by contractual arrangement, jointly controlled:
		December 31,	December 31,
		2012	2011
		percentage held	percentage held
	South Africa
	AuruMar (Proprietary) Limited	50.00	50.00
	Continental Africa
	Société d'Exploitation des Mines d'Or de Sadiola S.A.	41.00	41.00
	Société des Mines de Morila S.A.	40.00	40.00
	Société d'Exploitation des Mines d'Or de Yatela S.A.	40.00	40.00
	Kibali Goldmines s.p.r.l.	45.00	45.00
	Other
	AGA-Polymetal Strategic Alliance(1)	-	50.00
	Thani Ashanti Alliance Limited	50.00	50.00

(1)	The AGA-Polymetal Strategic Alliance consisting of the AGA-Polymetal Strategic Alliance Management Company Holdings Limited, Amikan Holding Limited ("Amikan"), AS APK Holdings Limited, Imizoloto Holdings Limited and Yeniseiskaya Holdings Limited were disposed of during February 2012. See Note 5.

	Impairments of associates and equity accounted joint ventures(2)

	The Company recognized the following impairments which are included in equity income in associates:

		Year ended December 31,
		2012	2011	2010
		$	$	$

	Associates
	Mariana Resources Limited(3)	-	1	-
	Margaret Water Company(4)	1	1	1
	Orpheo (Proprietary) Limited(5)(6)	-	2	-

	Equity accounted joint ventures
	Thani Ashanti Alliance Limited(7)	37	-	-
	Société d'Exploitation des Mines d'Or de Yatela S.A.(5)	7	6	-
	AGA-Polymetal Strategic Alliance(5)	-	-	23
		45	10	24

(2)	The impairments recognized had no tax effects.

(3)	The carrying amount of the listed associate was written down to fair value.

(4)	Contributions to the investment during 2012, 2011 and 2010 were impaired in full.

(5)	Investments fully impaired.

(6)	Sold effective July 1, 2011.

(7)	Loan impaired in full. See Note 6.

Available For Sale Securities [Text Block]
	2012	2011
	$	$

Investment in marketable equity securities – available for sale
Available for sale investments in marketable equity securities consists of investments in ordinary shares and collective investment schemes.

Cost	50	51
Gross unrealized gains	21	34
Gross unrealized losses	(2)	(3)
Fair value (net carrying value)	69	82

Other-than-temporary impairments and disposals of marketable equity securities – available for sale

	Year ended December 31,
	2012	2011	2010
	$	$	$

Other-than-temporary impairments

First Uranium Corporation (South Africa)	5	19	-
Stratex International plc (Isle of Man)	2	-	-
Commander Resources Limited (Isle of Man)	1	-	-
Laurentian Goldfields Limited (Isle of Man)	1	-	-
Village Main Reef Limited (South Africa)	-	2	-
Corvus Gold Incorporated (United States of America)	-	-	2
	9	21	2

The impairments recognized resulted in a transfer of fair value adjustments previously included in accumulated other comprehensive income to the income statement. See Note 5.

Disposals of marketable equity securities

The Company's disposals of marketable equity securities resulted in the following reclassification of losses/(gains) of fair value adjustments to the income statement:

Equity investments held by the Environmental Rehabilitation Trust Fund (net of tax of $nil million)	-	1	-
B2Gold Corporation (net of tax of $nil million)	-	-	(47)
Red5 Limited (net of tax of $2 million)	-	-	(4)
	-	1	(51)

Schedule of Unrealized Loss on Investments [Table Text Block]

In addition, the Company holds various equities as strategic investments in gold exploration companies. Four of the strategic investments are in an unrealized loss position and the Company has the intent and ability to hold these investments until the losses are recovered.

The following tables present the gross unrealized losses and fair value of the Company’s investments with unrealized losses that are not deemed to be other-than-temporarily impaired, aggregated by length of time that the individual securities have been in a continuous unrealized loss position:

	Less than 12 months	More than 12 months	Total
	$	$	$
2012
Aggregate fair value of investments with unrealized losses	27	-	27
Aggregate unrealized losses	(2)	-	(2)

2011
Aggregate fair value of investments with unrealized losses	8	-	8
Aggregate unrealized losses	(3)	-	(3)

Equity Method Investment Summarized Financial Information [Text Block]
Equity accounted joint ventures
Summarized financial statements of the joint ventures which have been equity accounted are as follows (100 percent shown):

	2012	2011	2010
	$	$	$
Statements of income for the period
Sales and other income	886	966	823
Costs and expenses	(828)	(679)	(528)
Taxation	(78)	(120)	(126)
Net (loss)/income	(20)	167	169

Balance sheets as at December 31
Non-current assets	2,019	1,337
Current assets	1,577	675
	3,596	2,012
Long-term liabilities	(58)	(64)
Loans from shareholders	(63)	(53)
Current liabilities	(1,280)	(473)
Net assets	2,195	1,422

Assets and Liabilities Held for Sale (Tables)	12 Months Ended
Dec. 31, 2012
Assets And Liabilities Held For Sale Current [Abstract]
Schedule of Other Assets and Other Liabilities [Table Text Block]

As at December 31, 2012 and 2011 the carrying amounts of major classes of assets and liabilities classified as held for sale included:

Property, plant and equipment	-	1

Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Other Liabilities [Abstract]
Other Current Liabilities [Table Text Block]
Current

Deferred income	3	6
Deferred taxation. See Note 7.	20	15
Pension and other post-retirement medical benefits. See Note 25.	12	12
Accrual for power	43	27
Short-term portion of commodity contract(1)	34	-
Other (including accrued liabilities)	90	60
	202	120

Other Noncurrent Liabilities [Table Text Block]
	Non-current

	Deferred income	1	3
	Provision for uncertain tax positions. See Note 7.	53	49
	Commodity contract(1)	316	-
	Other creditors	9	11
		379	63

(1)	Chemwes (Pty) Limited, subsidiary of First Uranium (Pty) Limited acquired by AngloGold Ashanti Limited during 2012, agreed to sell 25 percent of its production, capped at 312,500 ounces from January 1, 2012, to Franco-Nevada (Barbados) Corporation. Franco Nevada is required to pay $400 per ounce which inflates at 1 percent compounded annually from 2013. The obligation is calculated as the present value of the portion which is deemed a loss making executory contract in light of the market conditions that existed at the acquisition date. As at December 31, 2012, the remaining production due to Franco Nevada is 292,672 ounces. Included in the long-term obligation are future royalty obligations to Buffelsfontein Gold Mines and Premier Royalty Company of $14 million and environmental legal claims of $3 million.

Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2012
Debt Tables [Abstract]
Schedule Of Unsecured Debt Instruments [Table Text Block]
	2012	2011
	$	$

Unsecured

Debt carried at fair value

Mandatory convertible bonds - issued September 2010(1)	588	760
Quarterly coupon of 6 percent per annum. The bonds are convertible into ADS's in September 2013 and are US dollar-based. The bonds are convertible into a variable number of shares as set forth in the indenture.

Included in short-term debt at fair value	(588)	(2)

Long-term debt at fair value	-	758

Debt carried at amortized cost

Rated bonds - issued April 2010(2)	1,005	1,006
The rated bonds have two components, $700 million 10-year bonds and $300 million 30-year bonds. Semi-annual coupons of 5.375 percent per annum on $700 million 10-year bonds and 6.5 percent per annum on $300 million 30-year bonds. The $700 million 10-year bonds are repayable in April 2020 and the $300 million 30-year bonds are repayable in April 2040. The bonds are US dollar-based.

Rated bonds - issued July 2012(3)	761	-
Semi-annual coupon of 5.125 percent per annum. The bonds are repayable in August 2022 and are US dollar-based.

3.5 percent Convertible bonds(4)	689	659
Semi-annual coupon of 3.5 percent per annum. The bonds are convertible, at the holders’ option, into ADSs up to May 2014 and are US dollar-based. The bonds are convertible at an initial conversion price of $47.6126 per ADS.

Syndicated revolving credit facility (A$600 million)(5)	266	-
Interest charged at BBSY plus 2 percent per annum. The applicable margin is subject to a ratings grid. The loan is repayable in December 2015 and is Australian dollar-based.

Grupo Santander Brasil	1	2
Interest charged at 8.11 percent per annum. Loans are repayable in monthly installments terminating in November 2013 and April 2014 and are Brazilian real-based.

Brazilian Economic and Social Development Bank	1	1
Interest charged at a rate of 2.3 percent plus delta exchange rate on individual installments per annum. Loans are repayable in monthly installments terminating in April 2014 and are Brazilian real-based.

Banco de Desenvolvimento de Minas Gerais	1	1
Interest charged at a rate of 4.5 percent per annum. Loans are repayable in monthly installments terminating in June 2020 and are Brazilian real-based.

Schedule Of Secured Debt Instruments [Table Text Block]
	2012	2011
	$	$

Secured
Capital leases
Turbine Square Two (Proprietary) Limited(6)	31	33
The leases are capitalized at an implied interest rate of 9.8 percent per annum. Lease payments are due in monthly installments terminating in March 2022 and are ZAR-based. The buildings financed are used as security for these loans. See Note 12.

Caterpillar Financial Services Corporation(6)	8	10
Interest charged at an average rate of 5.46 percent per annum. Loans are repayable in monthly installments terminating in January 2015 and are US dollar-based. The equipment financed is used as security for these loans. See Note 12.

Mazuma Capital Corporation(6)	-	2
Interest charged at an average rate of 5.6 percent per annum. Loans were repaid in monthly installments and terminated in November 2012 and were US dollar-based. The equipment financed was used as security for these loans. See Note 12.

CSI Latina Arrendamento Mercantil S.A.(6)	1	2
Interest charged at a rate of 10.4 percent per annum. Loans are repayable in monthly installments terminating in December 2015 and are Brazilian real-based. The equipment financed is used as security for these loans. See Note 12.

Navachab Lewcor Mining Contract(6)	22	29
Interest charged at a rate of 8.4 percent per annum. Loans are repayable in April 2015 and are Namibian dollar-based. The equipment financed is used as security for these loans. See Note 12.

California First National Bank(6)	11	-
Interest charged at an average rate of 2.4 percent per annum. Loans are repayable in monthly installments terminating in December 2019 and are US dollar-based. The equipment financed is used as security for these loans. See Note 12.

Total long-term debt at amortized cost	2,797	1,745
Current maturities included in short-term debt	(47)	(30)
Long-term debt at amortized cost	2,750	1,715

Certain long-term debt facilities are subject to debt covenant arrangements for which no breaches have occurred.

Schedule Of Short Term Debt [Text Block]

	2012	2011
	$	$

Short-term debt at amortized cost

Current maturities of long-term debt	47	30

Unsecured

Senior Floating Rate Notes (Domestic Medium-Term Note Program ("DMTNP"))	84	-

Senior Fixed Rate Notes (DMTNP)	36	-

FirstRand Bank Limited demand facility	59	-

Other loans	45	-

Short-term debt at amortized cost	271	30

Schedule of Maturities of Long-term Debt [Table Text Block]

Scheduled minimum total debt maturities are:
2013	859
2014	703
2015	273
2016	4
2017	5
Thereafter	1,765
3,609

Schedule Of Debt Instruments Currencies [Table Text Block]
The currencies in which the borrowings are denominated are as follows:
United States dollars	3,107	2,437
Australian dollars	266	-
South African rands	210	33
Brazilian real	4	6
Namibian dollars	22	29
	3,609	2,505

Schedule Of Undrawn Debt Instruments [Table Text Block]

Undrawn borrowing facilities as at December 31 are as follows:
Syndicated revolving credit facility ($1.0 billion) - US dollar	1,000	1,000
Syndicated revolving credit facility (A$600 million) - Australian dollar	359	617
FirstRand Bank Limited - US dollar	-	50
Absa Bank Limited - US dollar	-	42
Nedbank Limited - US dollar	-	2
FirstRand Bank Limited - rands	30	14
Standard Bank of South Africa Limited - rands	-	23
Nedbank Limited - rands	-	13
Absa Bank Limited - rands	-	4
	1,389	1,765

Schedule Of Rated Bonds Debt [Table Text Block]

		2012	2011
		$	$

(2)	Rated bonds - issued April 2010

	Senior unsecured fixed rate bonds	1,000	1,000
	Less: Unamortized discount	(6)	(6)
	Add: Accrued interest	11	12
		1,005	1,006

	On April 22, 2010, the Company announced the pricing of an offering of 10-year and 30-year notes. The offering closed on April 28, 2010. The notes were issued by AngloGold Ashanti Holdings plc, a wholly-owned subsidiary of AngloGold Ashanti Limited, and are fully and unconditionally guaranteed by AngloGold Ashanti Limited. The notes are unsecured and interest is payable semi-annually.

(3)	Rated bonds - issued July 2012

	Senior unsecured fixed rate bonds	750	-
	Less: Unamortized discount	(5)	-
	Add: Accrued interest	16	-
		761	-

	On July 25, 2012, the Company announced the pricing of an offering of $750 million notes. The notes were issued by AngloGold Ashanti Holdings plc, a wholly-owned subsidiary of the Company, at an issue price of 99.398 percent. The notes are unsecured and are fully and unconditionally guaranteed by AngloGold Ashanti Limited. The transaction closed on July 30, 2012.

Schedule Of Line Of Credit Facilities [Table Text Block]

-5	Syndicated revolving credit facility (A$600 million)

	Drawn down	266	-

	On December 22, 2011, AngloGold Ashanti Australia Limited, a wholly-owned subsidiary of AngloGold Ashanti Limited, entered into a four-year revolving credit facility of A$600 million with a syndication of banks. AngloGold Ashanti Limited together with AngloGold Ashanti Holdings plc has each guaranteed all payments and other obligations of AngloGold Ashanti Australia Limited under the facility. Amounts may be repaid and reborrowed under the facility during its four-year term. A commitment fee of 50 percent of the applicable margin (i.e. 1 percent) is payable quarterly in arrears on the undrawn portion of the facility.

Syndicated revolving credit facility ($1.0 billion)

On April 20, 2010, AngloGold Ashanti Holdings plc and AngloGold Ashanti USA Inc., each a wholly-owned subsidiary of AngloGold Ashanti Limited, as borrowers, and AngloGold Ashanti Limited entered into a $1.0 billion four-year revolving credit facility with a syndicate of lenders. AngloGold Ashanti Limited, AngloGold Ashanti Holdings plc and AngloGold Ashanti USA Inc. each guaranteed the obligations of the borrowers and other guarantors under the facility. Amounts may be repaid and reborrowed under the facility during its four-year term. During 2012, the Company drew down $200 million under the facility. This facility has been repaid and cancelled.

On July 20, 2012, AngloGold Ashanti Holdings plc and AngloGold Ashanti USA Inc., each a wholly owned subsidiary of AngloGold Ashanti Limited, as borrowers, and AngloGold Ashanti Limited entered into a $1.0 billion five-year unsecured revolving credit facility with a syndicate of lenders which replaced its existing $1.0 billion syndicated facility maturing in April 2014. AngloGold Ashanti Limited, AngloGold Ashanti Holdings plc and AngloGold Ashanti USA Inc. each guaranteed the obligations of the borrowers under the facility. Amounts may be repaid and reborrowed under the facility during its five-year term. Amounts outstanding under the facility bear interest at LIBOR plus a margin that varies depending on the credit rating of AngloGold Ashanti Limited. No draw down was made during 2012 under the facility. A commitment fee of 0.525 percent is payable quarterly in arrears on the undrawn portion of the facility.

Schedule Of Convertible Debt [Table Text Block]

		2012	2011
		$	$

(4)	3.5 percent Convertible bonds
	Senior unsecured fixed rate bonds	686	656
	Add: Accrued interest	3	3
		689	659

	The issue of convertible bonds in the aggregate principal amount of $732.5 million at an interest rate of 3.5 percent was concluded on May 22, 2009. These bonds are convertible into ADSs at an initial conversion price of $47.6126. The conversion price is subject to standard weighted average anti-dilution protection. The convertible bonds were issued by AngloGold Ashanti Holdings Finance plc, a finance company wholly-owned by AngloGold Ashanti Limited. AngloGold Ashanti Limited has fully and unconditionally guaranteed the convertible bonds issued by AngloGold Ashanti Holdings Finance plc. There are no significant restrictions on the ability of AngloGold Ashanti Limited to obtain funds from its subsidiaries by dividend or loan.

	The convertible bonds mature on May 22, 2014. However, at any time on or after June 12, 2012 the Company has the right, but not the obligation, to redeem all (but not part) of the convertible bonds at their principal amount together with accrued interest if the volume weighted average price of the ADSs that would be delivered by the Company on the conversion of a convertible bond of a principal amount of $100,000 exceeds $130,000 on each of at least 20 consecutive dealing days ending not earlier than five days prior to the date that the Company gives notice of the redemption.

	Upon the occurrence of a change of control of the Company, each convertible bond holder will have the right to require the Company to redeem its convertible bonds at their principal amount plus accrued interest thereon. If the convertible bond holder elects to convert its convertible bonds in connection with such change of control, the Company will pay a “make whole” premium to such convertible bond holder in connection with such conversion. The conversion price is subject to adjustment on occurrence of certain events, as described in the terms and conditions of the bonds.

	The Company is separately accounting for the conversion features of the convertible bonds at fair value as a derivative liability with subsequent changes in fair value recorded in earnings each period. The total fair value of the derivative liability on May 22, 2009 (date of issue) amounted to $142.2 million. The difference between the initial carrying value and the stated value of the convertible bonds is being accreted to interest expense using the effective interest method over the 5 year term of the bonds.

	The associated derivative liability (which has been accounted for separately) is summarized as follows:

	Convertible bond derivative liability

	Balance at beginning of period	92	176
	Fair value movements on conversion features of convertible bonds	(83)	(84)
	Balance at end of period	9	92

	Subsequent to year-end, the Company entered into a syndicated bridge loan facility of $750 million, the proceeds of which may be applied towards the repayment of the $732.5 million 3.5 percent Convertible bonds, due May 2014. See Note 29.

Schedule of Capital Leased Asssets [Table Text Block]

(6)	Capital leases

	Capital leases are for specific periods, with terms of renewal but no purchase options. Renewals are at the discretion of the entity that holds the lease.

	Property, plant and equipment, allocated to Buildings and mine infrastructure, includes the following assets under capital leases:

		2012		2011
		Cost	Accumulated depreciation	Cost	Accumulated depreciation
		$	$	$	$

	Turbine Square Two (Proprietary) Limited	30	11	39	18
	Caterpillar Financial Services Corporation	16	9	16	5
	Mazuma Capital Corporation	7	7	7	3
	CSI Latina Arrendamento Mercantil S.A.	4	3	4	2
	Navachab Lewcor Mining Contract	30	10	31	2
	California First National Bank	12	0	-	-
		99	40	97	30

	Amortization charges relating to capital leases are included in Depreciation, depletion and amortization expense.

Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]
Future minimum lease payments under all the above capital leases together with the present value of minimum lease payments as of December 31, 2012 are:

2012
$

2013	20
2014	20
2015	11
2016	7
2017	7
Thereafter	31
Total minimum lease payments	96
Less interest	(23)
Present value of net minimum lease payments	73
Less current portion	(15)
Long-term capital lease obligation	58

Provision for Environmental Rehabilitation (Tables)	12 Months Ended
Dec. 31, 2012
Asset Retirement Obligations Noncurrent [Abstract]
Accrual For Environmental Loss Contingencies Gross [Text Block]
While the ultimate amount of rehabilitation is uncertain, the Company has estimated that the total cost for mine rehabilitation and closure, on an undiscounted basis, will be $2,984 million (2011: $2,542 million) which includes a total estimated liability of $61 million (2011: $57 million) in respect of equity accounted joint ventures. Environmental and reclamation bonds of $184 million (2011: $131 million) have been posted with federal and governmental agencies to cover environmental rehabilitation obligations. See Note 20.

The Company intends to finance the ultimate rehabilitation costs from the monies invested with rehabilitation trust funds, the environmental protection bond as well as the proceeds on sale of assets and gold from plant clean-up at the time of mine closure.

Schedule Of Asset Retirement Obligations [Table Text Block]
19.	PROVISION FOR ENVIRONMENTAL REHABILITATION

		2012	2011
		$	$

	Accrued environmental rehabilitation costs	758	653

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies [Abstract]
Commitments Disclosure [Text Block]
	2012	2011
	$	$

Capital expenditure commitments(1)
Contracts for capital expenditure	1,075	202
Authorized by the directors but not yet contracted for	2,242	1,128
	3,317	1,330
Allocated for:
Project expenditure
- within one year	1,092	832
- thereafter	1,708	46
	2,800	878
Other capital expenditure
- within one year	517	421
- thereafter	-	31
	517	452

(1) Including commitments through contractual arrangements by equity accounted joint ventures amounting to:	749	14

Other contractual purchase obligations(2)
- within one year	643	334
- thereafter	102	129
	745	463
(2) Other purchase obligations represent contractual obligations for the purchase of mining contract services, power, supplies, consumables, inventories, explosives and activated carbon. Amounts exclude purchase obligations of equity accounted joint ventures.

Commitments Contingencies and Guarantees [Text Block]
Contingencies and guarantees are summarized as follows for disclosure purposes. Amounts represent possible losses for loss contingencies, where an estimate can be made, and quantification of guarantees:

	2012	2011
	$	$

Contingent liabilities

Groundwater pollution (1)	-	-
Deep groundwater pollution (2)	-	-
Sales tax on gold deliveries - Mineração Serra Grande S.A. (3)	156	88
Other tax disputes - Mineração Serra Grande S.A. (4)	19	9
Other tax disputes - AngloGold Ashanti Brasil Mineração Ltda (5)	38	29
Indirect taxes - Ghana (6)	23	12
Occupational Diseases in Mines and Works Act ("ODMWA") litigation (7)	-	-
Tax dispute - AngloGold Ashanti Colombia S.A (8)	161	-

Contingent assets

Indemnity - Kinross Gold Corporation (9)	(90)	-
Royalty - Boddington Gold Mine (10)	-	-
Royalty - Tau Lekoa Gold Mine (11)	-	-

Financial guarantees

Oro Group surety (12)	12	12
AngloGold Ashanti USA reclamation bonds (13)	132	101
AngloGold Ashanti Australia environmental bonds (14)	52	30
AngloGold Ashanti environmental guarantees (15)	162	166
AngloGold Ashanti Iduapriem environmental guarantees (16)	32	-
AngloGold Ashanti Kilo Sarl environmental guarantees (17)	10	-
Guarantee provided for syndicated revolving credit facility (18)	-	-
Guarantee provided for rated bonds - issued April 2010 (19)	1,011	1,012
Guarantee provided for rated bonds - issued July 2012 (20)	766	-
Guarantee provided for convertible bonds (21)	736	736
Guarantee provided for mandatory convertible bonds (22)	791	791
Guarantee provided for A$ syndicated revolving credit facility (23)	266	-

Performance guarantees

Gold delivery - Mine Waste Solutions (24)	-	-

Hedging guarantees

Gold delivery guarantees (25)	-	-

	4,277	2,986

Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2012
Stockholders' Equity
Schedule Of Stock By Class [Text Block]
The authorized common stock of the Company is 600,000,000 shares of common stock of 25 ZAR cents each.

No of shares

At the annual general meeting of shareholders held on May 10, 2012, shareholders approved, as a general authority, authorization to the board of directors to allot and issue, in their discretion, and for such purpose and on such terms as they may in their discretion determine, up to a maximum of 5 percent of the total number of common stock of 25 ZAR cents each in the issued share capital of the Company from time to time. Shareholders will be asked to renew this authority at the forthcoming annual general meeting to be held on May 13, 2013. At December 31, 2012, the number of shares of common stock placed under the control of the directors, amounted to:	19,166,048

The Company's redeemable preference shares, held within the group, consist of the following:
A redeemable preference shares issued	2,000,000
B redeemable preference shares issued	778,896

A and B redeemable preference shares issued which are held by a wholly-owned subsidiary Eastvaal Gold Holdings Limited, may not be transferred and are redeemable from the realization of the assets relating to the Moab Lease area after cessation of mining operations in the area. The shares carry the right to receive dividends equivalent to the profits (net of royalty, ongoing capital expenditure and taxation) from operations in the area. No further A and B redeemable preference shares will be issued.

	The issues of common stock and the cancellations of E shares of common stock resulted in the following year-on-year movements in share capital and premium:

		2012		2011		2010
		$	Number of shares	$	Number of shares	$	Number of shares

	Stock issued as part of equity offering completed on September 15, 2010	-	-	-	-	773	18,140,000

	Stock issued on the exercise of options/awards granted in terms of the share incentive scheme	33	945,641	33	889,593	26	823,411

	E shares cancelled and stock issued in accordance with the cancellation formula pertaining to the Employee Share Ownership Plan and Izingwe Holdings (1)	7	132,978	20	99,747	12	-

	E Shares of common stock cancelled - Izingwe Holdings	-	(350,000)	-	(70,000)	-	(280,000)

	Stock transferred from the Employee Share Ownership Plan to exiting employees pursuant to the rules of the scheme	7	172,149	7	156,958	10	230,921
		47	900,768	60	1,076,298	821	18,914,332

(1)	E Shares of common stock cancelled - Employee Share Ownership Plan		615,210		922,328		708,872

Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Abstract]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Table Text Block]
Items measured at fair value on a non-recurring basis

					2012
					$

During 2012, long-lived assets held and used in South Africa, with a carrying amount of $74 million were written down to fair value of $32 million, resulting in a loss, which is included in earnings for the period, of:					42

The following estimates and assumptions were used by management to estimate fair value using the income approach:
—	the gold price assumption represented management’s best estimate of the future price of gold. In arriving at the estimated long-term gold price, management considered all available market information including current prices, historical averages, and forward pricing curves. The long-term gold price of $1,584 per ounce is based on a range of economic and market conditions expected to exist over the remaining useful life of the asset;

—	proven and probable ore reserves as well as value beyond proven and probable reserves estimates. For these purposes proven and probable ore reserves of approximately 0.4 million ounces as at December 31, 2012 were determined;

—	the real pre-tax discount rate of 13 percent is commensurate with the risks involved which is consistent with the basis used in 2011. The risk factors considered were country risk which was based on the Company’s internal assessment of country risk relative to the issues experienced in South Africa;

—	foreign currency cash flows were translated at estimated forward exchange rates and then discounted using appropriate discount rates for that currency; and

—	cash flows used in fair value valuations were based on the life of mine plan.

During 2012, the Company fully impaired and wrote-off certain assets mainly in South Africa and Continental Africa. This resulted in a loss, which is included in earnings for the period, of:					325

See “Note 5 - Costs and expenses: Impairment of assets” for additional information.

In 2012, the Company fully impaired its equity method investments in Margaret Water Company and Société d’Exploitation des Mines d'Or de Yatela S.A. In addition, the Company fully impaired the loan granted to Thani Ashanti Alliance Limited. See Note 15. This resulted in a loss, which is included in equity income in associates, of:					45

The above items are summarized as follows:

	Fair value	Level 1	Level 2	Level 3	Total gain/(loss)
Description	$	$	$	$	$
Long-lived assets held and used	32		32		(42)
Long-lived assets abandoned	-				(325)
Associates and equity accounted joint ventures	-				(45)
	32	-	32	-	(412)

Fair Value, Assets and Liabilities Measured on Recurring Basis [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
Items measured at fair value on a recurring basis

Description	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	892			892
Marketable and non-marketable equity securities	69	2		71
Mandatory convertible bonds	(588)			(588)
Embedded derivatives		(1)		(1)
Option component of convertible bonds		(9)		(9)

Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Table Text Block]
The following inputs were used in the valuation of the conversion features of convertible bonds as at December 31:

2012

Market quoted bond price (percent)	103.9
Fair value of bond excluding conversion feature (percent)	102.6
Fair value of conversion feature (percent)	1.3
Total issued bond value ($ million)	732.5

The option component of the convertible bonds is calculated as the difference between the price of the bonds including the option component (bond price) and the price excluding the option component (bond floor price).

An independent service provider pricing formation was used in the valuation of the option component of convertible bonds. The Company has internal controls in place to evaluate the observable market information used in calculating the bond floor price by the pricing service. In recalculating the bond floor price the Company evaluated that the pricing information obtained was accurate and complete. No adjustments were made to prices obtained from the independent pricing service.

Financial Risk Management Activities (Tables)	12 Months Ended
Dec. 31, 2012
Derivative Instrument Detail [Abstract]
Cash And Loans Advances Maturities Profile [Text Block]
Cash and loans advanced maturity profile

		2012				2011
Maturity date	Currency	Fixed rate investment amount (million)	Effective rate %	Floating rate investment amount (million)	Effective rate %	Fixed rate investment amount (million)	Effective rate %	Floating rate investment amount (million)	Effective rate %
All less than one year		$1	2.50	611	0.30	10	0.48	467	0.20
	ZAR	780	3.55	215	2.10	3,030	5.50	164	3.55
	AUD	-	-	29	3.00	81	4.65	23	4.45
	BRL	-	-	34	7.51	-	-	27	6.61
	ARS	-	-	73	15.00	-	-	1	10.23
	NAD	-	-	2	4.30	-	-	119	4.08

Borrowing Maturity Profile [Text Block]
Borrowings maturity profile

			Between		Between
	Within one year		one and two years		two and five years		After five years		Total
Currency	Borrowings amount (million)	Effective rate %	Borrowings amount (million)	Effective rate %	Borrowings amount (million)	Effective rate %	Borrowings amount (million)	Effective rate %	Borrowings amount (million)
	$669	5.7	691	3.5	6	2.9	1,741	5.5	3,107
ZAR	1,521	5.7	8	9.8	59	9.8	186	9.8	1,774
BRL	4	9.3	2	5.8	-	-	2	4.5	8
NAD	68	8.4	84	8.4	34	8.4	-	-	186
AUD	-	-	-	-	256	5.1	-	-	256

Interest Rate Risk [Text Block]
Interest rate risk

	Fixed for less than one year		Fixed for between one and three years		Fixed for greater than three years		Total
Currency	Borrowings amount (million)	Effective rate %	Borrowings amount (million)	Effective rate %	Borrowings amount (million)	Effective rate %	Borrowings amount (million)
	$669	5.7	693	3.5	1,745	5.4	3,107
ZAR	1,521	5.7	25	9.8	228	9.8	1,774
BRL	4	9.3	2	5.8	2	4.5	8
NAD	68	8.4	118	8.4	-	-	186
AUD	-	-	256	5.1	-	-	256

Fair Value By Balance Sheet Grouping [Text Block]
	December 31, 2012		December 31, 2011
	Carrying		Carrying
	amount	Fair value	amount	Fair value
	$	$	$	$
Cash and cash equivalents	892	892	1,112	1,112
Restricted cash	64	64	58	58
Short-term debt	(271)	(271)	(30)	(30)
Short-term debt at fair value	(588)	(588)	(2)	(2)
Long-term debt	(2,750)	(2,871)	(1,715)	(1,857)
Long-term debt at fair value	-	-	(758)	(758)
Derivatives	(10)	(10)	(93)	(93)
Marketable equity securities - available for sale	69	69	82	82
Marketable debt securities - held to maturity	7	11	8	11
Non-marketable equity securities - available for sale	2	2	-	-
Non-marketable assets - held to maturity	3	3	2	2
Non-marketable debt securities - held to maturity	86	86	85	85

Schedule Of Derivative Instruments In Statement Of Financial Position Fair Value [Text Block]
	December 31, 2012
	Liabilities
	Balance Sheet location	Non-hedge accounted	Total
		$	$
Option component of convertible bonds	Non-current liabilities - derivatives	(9)	(9)
Embedded derivatives	Non-current liabilities - derivatives	(1)	(1)
Total derivatives		(10)	(10)

	December 31, 2011
	Liabilities
	Balance Sheet location	Non-hedge accounted	Total
		$	$
Option component of convertible bonds	Non-current liabilities - derivatives	(92)	(92)
Embedded derivatives	Non-current liabilities - derivatives	(1)	(1)
Total derivatives		(93)	(93)

Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance [Table Text Block]
	Non-hedge derivative (gain)/loss recognized

		Year ended December 31,
		2012	2011	2010

		$	$	$
	Realized (1)
	Forward sales type agreements - commodity	-	-	377
	Option contracts - commodity	-	-	2,573
	Forward sales agreements - currency	-	-	13
	Option contracts - currency	-	-	(3)
	Interest rate swaps - Gold	-	-	15
		-	-	2,975	(2)

	Unrealized (1)
	Forward sales type agreements - commodity	-	-	(265)
	Option contracts - commodity	-	-	(1,999)
	Interest rate swaps - Gold	-	-	(13)
	Option component of convertible bonds	(83)	(84)	1
	Other commodity contracts	(10)	-	-
	Embedded derivatives	-	1	(1)
	Warrants on shares	-	-	5
		(93)	(83)	(2,272)

	Non-hedge derivatives (gain)/loss	(93)	(83)	703

(1)	Realized and unrealized gains and losses on non-hedge derivatives are included in "Non-hedge derivative (gain)/loss and movement on bonds" in the income statement.
(2)	Included $2,698 million loss related to the final tranche of the accelerated hedge buy-back executed during 2010.

Schedule of Cash Flow Hedges Included in Accumulated Other Comprehensive Income (Loss) [Table Text Block]
Other comprehensive income

	Accumulated other comprehensive income as of January 1, 2012	Changes in fair value recognized in 2012	Reclassification adjustments	Accumulated other comprehensive income as of December 31, 2012
	$	$	$	$
Derivatives designated as
Capital expenditure	(3)	-	-	(3)
Before tax totals	(3)	-	-	(3)
After tax totals	(2)	-	-	(2)

	Accumulated other comprehensive income as of January 1, 2011	Changes in fair value recognized in 2011	Reclassification adjustments	Accumulated other comprehensive income as of December 31, 2011
	$	$	$	$
Derivatives designated as
Capital expenditure	(3)	-	-	(3)
Before tax totals	(3)	-	-	(3)
After tax totals	(2)	-	-	(2)

Maturity Profile of derivatives at carrying value
Maturity profile of derivatives, at carrying value

	Total $		2012 Assets $	Liabilities $
Amounts to mature within twelve months of balance sheet date	-		-	-
Amounts maturing between one and two years	(9)	1	-	(9)
Amounts maturing between two and five years	-		-	-
Amounts to mature thereafter	(1)		-	(1)
Total	(10)		-	(10)

	Total $	2011 Assets $	Liabilities $
Amounts to mature within twelve months of balance sheet date	-	-	-
Amounts maturing between one and two years	-	-	-
Amounts maturing between two and five years	(92)	-	(92)
Amounts to mature thereafter	(1)	-	(1)
Total	(93)	-	(93)

Schedule Of Sensitivity Analysis Of Fair Value Of Interests Continued To Be Held By Transferor Servicing Assets Or Servicing Liabilities [Text Block]
	2012
	Change in underlying factor	Non-hedge accounted	Total change in fair value
		$	$
Convertible bonds
AngloGold Ashanti Limited share price ($)	Spot (+$5)	(14)	(14)
AngloGold Ashanti Limited share price ($)	Spot (-$5)	7	7

Foreign Exchange Risk [Text Block]
	2012
	Change in exchange rate	Change in borrowings total
		$
Debt
ZAR denominated (R/$)	Spot (+R1)	(22)
BRL denominated (BRL/$)	Spot (+BRL0.25)	-
NAD denominated (NAD/$)	Spot (+NAD1)	(2)
AUD denominated (AUD/$)	Spot (+AUD0.05)	(13)

	2012
	Change in exchange rate	Change in borrowings total
		$
Debt
ZAR denominated (R/$)	Spot (-R1)	28
BRL denominated (BRL/$)	Spot (-BRL0.25)	1
NAD denominated (NAD/$)	Spot (-NAD1)	3
AUD denominated (AUD/$)	Spot (-AUD0.05)	14

Provision for Pension and Other Post-Retirement Medical Benefits (Tables)	12 Months Ended
Dec. 31, 2012
Defined Benefit Pension Plans And Defined Benefit Postretirement Plans Disclosure [Abstract]
Schedule of Amounts Recognized in Balance Sheet [Table Text Block]
	2012	2011	2010
	$	$	$

AngloGold Ashanti Pension Fund liability	24	23	-
Post-retirement medical scheme for AngloGold Ashanti South Africa employees	183	159	179
Other defined benefit plans	14	12	12
Sub total	221	194	191
Transferred to other non-current assets. See Note 15.
Post-retirement medical scheme for Rand Refinery employees	-	2	3
Ashanti retired staff pension plan	-	1	-
Short-term portion transferred to other current liabilities. See Note 17.	(12)	(12)	(14)
Total provision classified as a non-current liability	209	185	180

Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Schedule of Defined Contribution Funds [Text Block]
Defined contribution funds

The following table sets forth the cost of providing retirement benefits.

	2012	2011	2010
	$	$	$

South Africa (1)	46	48	48
Continental Africa (2)
Ghana	10	3	3
Guinea	2	2	2
Namibia	2	2	1
Tanzania	-	-	-
Australasia (3)	6	5	4
Americas (4)
United States of America	2	2	2
Brazil	1	2	4
Argentina	-	-	-
Colombia	-	-	-
	69	64	64

Contributions to the various retirement schemes are fully expensed during the year.

Pension Plans Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Schedule Of Defined Benefit Plans Disclosures [Text Block]
	Information with respect to the defined benefit fund, which includes benefits for AngloGold Ashanti employees, for the year ended December 31, is set forth in the table below:

		Pension benefits
		2012	2011	2010
		$	$	$
	Change in benefit obligation
	Benefit obligation at January 1,	307	334	269
	Service cost	7	7	7
	Interest cost	26	25	25
	Plan participants’ contributions	1	2	2
	Actuarial loss	22	22	21
	Benefits paid	(18)	(19)	(28)
	Translation	(17)	(64)	38
	Benefit obligation at December 31,	328	307	334

	Change in plan assets
	Fair value of plan assets at January 1,	284	334	274
	Actual return on plan assets	45	24	40
	Company contributions	7	7	8
	Plan participants’ contributions	1	2	2
	Benefits paid	(18)	(19)	(28)
	Translation	(15)	(64)	38
	Fair value of plan assets at December 31,	304	284	334

	Unfunded status at end of year	(24)	(23)	-
	Net amount recognized	(24)	(23)	-

	Components of net periodic benefit cost
	Service cost	7	7	7
	Interest cost	26	25	25
	Actuarial loss	8	28	10
	Expected return on assets	(31)	(30)	(29)
	Net periodic benefit cost	10	30	13

	Accumulated benefit obligation at December 31,	274	269	290

	Assumptions
	Weighted-average assumptions used to determine benefit obligations at December 31,
	Discount rate	8.25%	8.75%	8.50%
	Rate of compensation increase	8.00%	8.00%	7.25%

	Weighted-average assumptions used to determine the net periodic benefit cost for the years ended December 31,
	Discount rate	8.25%	8.75%	8.50%
	Expected long-term return on plan assets	10.53%	11.20%	9.99%
	Rate of compensation increase(1)	8.00%	8.00%	7.25%
	Pension increase	5.40%	5.40%	4.73%

(1)	Short-term compensation rate increase	5.50%	7.50%	7.50%
	Long-term compensation rate increase	8.00%	8.00%	7.25%

Schedule of Expected Benefit Payments [Table Text Block]
Cash flows
$
Contributions
Expected Company contribution to its pension plan in 2013	5

Estimated future benefit payments
The following pension benefit payments, which reflect the expected future service, as appropriate, are expected to be paid:

2013	19
2014	20
2015	20
2016	21
2017	21
2018 – 2022	117

Schedule of Allocation of Plan Assets [Table Text Block]
The expected long-term return on plan assets is determined using the after tax return of RSA Government long bond yields as a guide.

	Pension benefits
	2012	2011
	%	%
Plan assets
AngloGold Ashanti’s pension plan asset allocations at December 31, 2012 and 2011, by asset category are as follows:

Asset category
Equity securities	56%	56%
Debt securities	38%	37%
Other	6%	7%
	100%	100%

Fair Value Of Plan Assets [Text Block]
Fair value of plan assets

The following table sets out the Company’s plan assets measured at fair value, by level within the hierarchy as at December 31, 2012 (in US Dollars, millions):

Description	Level 1	Level 2	Level 3	Total
Domestic equity security	115			115
Foreign equity securities	57			57
Domestic fixed interest bonds	90			90
Foreign fixed interest bonds	15			15
Real estate investment trust	3			3
Cash	13			13
Unlisted specialized credit		11		11

The following table sets out the Company’s plan assets measured at fair value, by level within the hierarchy as at December 31, 2011 (in US Dollars, millions):

Description	Level 1	Level 2	Level 3	Total
Domestic equity security	106			106
Foreign equity securities	54			54
Domestic fixed interest bonds	81			81
Foreign fixed interest bonds	14			14
Real estate investment trust	3			3
Cash	16			16
Unlisted specialized credit		10		10

Fair value of level 1 plan assets is based on quoted market prices.

Fair value of level 2 plan assets is based on market interest rates (for fixed rate investments) accrued interest and credit risk ratings.

Trustees Investment Policy [Text Block]

	2012			2011
	No. of	Percentage of	Fair value	No. of	Percentage of	Fair value
	shares	total assets	$	shares	total assets	$
Related parties
Investments held in related parties are summarized as follows:

Equity securities
AngloGold Ashanti Limited	184,432	1.9%	6	100,079	1.5%	4

Other investments exceeding 5% of total plan assets
Bonds
IFM Corporate Bond Unit Trust	271,680,384	11.4%	35	287,226,346	12.7%	36
Allan Gray Orbis Global Equity Fund	224,509	9.5%	29	242,110	9.5%	27
Contrarius Global Equity Fund	1,151,413	9.2%	28	1,251,535	9.1%	26
			92			89

Defined Benefit Postretirement Health Coverage [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Schedule Of Defined Benefit Plans Disclosures [Text Block]
	Information with respect to the defined benefit liability, which includes post-retirement medical benefits for AngloGold Ashanti South Africa employees, for the year ended December 31, is set forth in the table below:

		Other benefits
		2012	2011	2010
		$	$	$
	Change in benefit obligation
	Benefit obligation at January 1,	159	179	149
	Service cost	1	1	1
	Recognition of past service cost	22	-	-
	Interest cost	13	13	13
	Benefits paid	(15)	(13)	(14)
	Actuarial loss	11	11	10
	Translation	(8)	(32)	20
	Benefit obligation at December 31,	183	159	179
	Unfunded status at end of year	(183)	(159)	(179)
	Net amount recognized	(183)	(159)	(179)

	Components of net periodic benefit cost
	Service cost	1	1	1
	Recognition of past service cost (1)	22	-	-
	Interest cost	13	13	13
	Actuarial loss	11	11	10
		47	25	24

(1)	Revision of the Company contributions towards health care benefits to align with medical inflation.

	The assumptions used in calculating the above amounts are:
	Discount rate	7.75%	8.75%	8.50%
	Expected increase in health care costs	7.00%	7.50%	7.60%

	Assumed health care cost trend rates at December 31,
	Health care cost trend assumed for next year	7.00%	7.50%	7.60%
	Rate to which the cost trend is assumed to decline (ultimate trend rate)	7.00%	7.50%	7.60%

Schedule of Expected Benefit Payments [Table Text Block]
Cash flows
$
Contributions
Expected Company contributions to the post-retirement medical plan in 2013	12

Estimated future benefit payments
The following medical benefit payments, which reflect the expected future service, as appropriate, are expected to be paid:

2013	12
2014	13
2015	14
2016	15
2017	15
2018 – 2022	81

Schedule of Effect of One-Percentage-Point Change in Assumed Health Care Cost Trend Rates [Table Text Block]

Assumed health care cost trend rates have a significant effect on the amounts reported for health care plans. A one percentage-point change in assumed health care cost trend rates would have the following effect:

	1-percentage point	1-percentage point
	increase	decrease
Effect on total service and interest cost	1	(1)
Effect on post-retirement benefit obligation	5	(16)

Other Postretirement Benefit Plans Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Schedule Of Defined Benefit Plans Disclosures [Text Block]
Information in respect of other defined benefit plans for the years ended December 31, 2012, 2011 and 2010 have been aggregated in the tables of change in benefit obligations, change in plan assets and components of net periodic benefit cost as follows:

Aggregated information in respect of the other defined benefit plans, for the year ended December 31, is set forth in the table below:

	2012	2011	2010
	$	$	$

Change in benefit obligations
Balance at January 1,	21	22	18
Interest cost	1	1	1
Actuarial loss	1	-	5
Disposal of subsidiary	(2)	-	-
Benefits paid	(2)	(2)	(2)
Translation	(1)	-	-
Balance at December 31,	18	21	22

Change in plan assets
Fair value of plan assets at January 1,	9	10	8
Actual return on plan assets	-	1	2
Disposal of subsidiary	(4)	-	-
Benefits paid	-	-	(1)
Translation	(1)	(2)	1
Fair value of plan assets at December 31,	4	9	10

Unfunded status at end of year	(14)	(12)	(12)
Net amount recognized	(14)	(12)	(12)

Components of net periodic benefit cost
Interest cost	1	1	1
Actuarial loss/(gain)	1	(1)	(1)
	2	-	-

Accumulated benefit obligation at December 31,	14	12	12

Schedule of Expected Benefit Payments [Table Text Block]
Cash flows
The other retirement defined benefit plans are all closed to new members and current members are either retired or deferred members. The Company does not make a contribution to these plans.

Estimated future benefit payments
The following pension benefit payments, which reflect the expected future service, as appropriate, are expected to be paid:

$

2013	2
2014	1
2015	1
2016	1
2017	1
2018 – 2022	5

Segment and Geographical Information (Tables)	12 Months Ended
Dec. 31, 2012
Depreciation And Amortization [Abstract]
Depreciation and amortization expense
Depreciation and amortization expense
South Africa	318	360	357
Continental Africa	233	223	185
Australasia	36	42	35
Americas	217	173	152
	804	798	729
Less: Equity method investments included above	(10)	(9)	(9)
Total depreciation and amortization expense	794	789	720

Geographic Areas Expenditure For Long Lived Assets [Abstract]
Expenditure for additions to long-lived assets
Expenditure for additions to long-lived assets
South Africa	619	549	430
Continental Africa	712	418	232
Australasia	355	102	40
Americas	382	452	309
Other, including Corporate and Non-gold producing subsidiaries	86	6	4
	2,154	1,527	1,015
Less: Equity method investments included above	(303)	(88)	(42)
Total expenditure for additions to long-lived assets	1,851	1,439	973

Geographic Areas Long Lived Assets [Abstract]
Geographical area Long-lived assets by area
Long-lived assets by area
South Africa	3,164	2,360	2,701
Continental Africa	3,747	3,544	3,437
Australasia	786	441	373
Americas	2,316	2,088	1,808
Other, including Corporate and Non-gold producing subsidiaries	299	121	72
Total long-lived assets	10,312	8,554	8,391

Interest Revenue (Expense), Net [Abstract]
Segment Reporting Information, Interest Revenue [Text Block]
The following are included in segment income/(loss):

Interest revenue
South Africa	21	28	27
Continental Africa	5	14	3
Australasia	3	4	2
Americas	10	4	10
Other, including Corporate and Non-gold producing subsidiaries	4	2	1
Total interest revenue	43	52	43

Segment Reporting Information, Interest Expense [Text Block]
Interest expense
South Africa	6	5	7
Continental Africa	7	1	7
Australasia	1	-	1
Americas	2	3	3
Other, including Corporate and Non-gold producing subsidiaries	197	169	133
Total interest expense	213	178	151

Reconciliation from Segment Totals to Consolidated [Abstract]
Segment assets
		Year ended December 31
			2012		2011		2010
			$		$		$

	Segment assets
	South Africa(1)(2)	3,570		2,974		3,370
	Continental Africa	4,752		4,365		4,093
	Australasia	1,007		714		534
	Americas	2,894		2,527		2,170
	Other, including Corporate, and Non-gold producing subsidiaries	879		605		221
	Total segment assets	13,102		11,185		10,388

(1)	Includes the following which have been classified as assets held for sale:

	Rand Refinery Limited	-		1		1
	ISS International Limited	-		-		15

	On December 3, 2012, the Company disposed of a 5 percent stake in Rand Refinery Limited reducing its shareholding to 48.03 percent.
	ISS International Limited was classified as held for sale in 2010. The sale was concluded effective February 28, 2011.

(2)	Includes the assets of First Uranium (Pty) Limited acquired on July 20, 2012.

Geographical area data Total Revenue
Geographical area data
Total revenues
South Africa	2,056	2,596	899
Continental Africa	2,617	2,529	1,043
Australasia	430	389	208
Americas	1,658	1,499	573
Other, including Corporate and Non-gold producing subsidiaries	20	17	37
	6,781	7,030	2,760
Less: Equity method investments included above	(353)	(388)	(333)
Plus: Loss on realized non-hedge derivatives included above	-	-	2,975
Total revenues	6,428	6,642	5,402

Reconciliation Of Operating Profit Loss From Segments To Consolidated [Abstract]
Reconciliation of segment income to net income/(loss) attributable to Anglogold Ashanti
Reconciliation of segment income to Net income - attributable to AngloGold Ashanti
Segment total	1,620	2,559	1,655
Exploration costs	(388)	(279)	(206)
General and administrative expenses	(299)	(287)	(228)
Market development costs	(10)	(9)	(14)
Non-hedge derivative gain/(loss) and movement on bonds	265	196	(786)
Taxation expense	(340)	(705)	(255)
Noncontrolling interests	(19)	(50)	(54)
Net income - attributable to AngloGold Ashanti	829	1,425	112

Segment Reporting Information Equity Income Loss In Associates [Abstract]
Segment Reporting Information Equity Income Loss In Associates [Text Block]

Equity (loss)/income in associates
South Africa	(2)	(2)	(1)
Continental Africa	66	89	69
Americas	(12)	-	-
Other, including Corporate and Non-gold producing subsidiaries	(75)	(28)	(28)
Total equity (loss)/income in associates	(23)	59	40

Segment Reporting Information Income Loss Before Income Taxes [Abstract]
Segment income/(loss)
	Year ended December 31
	2012	2011	2010
	$	$	$
Segment income/(loss)
South Africa	577	1,021	675
Continental Africa	526	941	493
Australasia	82	38	158
Americas	688	751	508
Other, including Corporate and Non-gold producing subsidiaries	(253)	(192)	(179)
Total segment income	1,620	2,559	1,655

Segments, Geographical Areas [Abstract]
Revenues
	Year ended December 31
		2012		2011		2010
		$		$		$
Revenues
Revenues from product sales:
South Africa	2,013		2,561		875
Continental Africa	2,609		2,529		1,038
Australasia	426		385		206
Americas	1,656		1,487		571
	6,704		6,962		2,690
Less: Equity method investments included above	(351)		(392)		(331)
Plus: Loss on realized non-hedge derivatives included above	-		-		2,975
Total revenues from product sales	6,353		6,570		5,334

Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas [Table Text Block]
		Year ended December 31
			2012		2011		2010
			$		$		$

	Entity-wide disclosures

	Revenues(1)
	South Africa	2,013		2,561		2,207
	Ghana	772		802		566
	Tanzania	906		753
	Brazil	851		767		599

(1)	Material revenues are attributed to countries based on location of production.

	Long-lived assets(2)
	South Africa	2,913		2,151		2,458
	Ghana	1,921		2,034		1,924
	United States of America	917		810		719
	Brazil	988		950		768

(2)	Material long-lived assets excluding goodwill and other intangibles, financial instruments and deferred taxation assets.

AngloGold Limited Share Incentive Scheme and Plans (Tables)	12 Months Ended
Dec. 31, 2012
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Schedule of Compensation Cost for Share-based Payment Arrangements, Allocation of Share-based Compensation Costs by Plan [Table Text Block]
	Total plan employee costs

	On December 31, 2012, the Company had four stock based compensation plans which are described below.

	Total compensation cost charged against income for these plans were as follows:

		2012	2011		2010
		$	$		$
	Compensation cost recognized	66	54	(1)	59

(1)	Excluded $7 million relating to the Black economic empowerment transaction restructuring costs for Izingwe during 2011 (see Note 5).

	At the year end, the unallocated balance of shares subject to the Share Incentive Scheme amounted to 8,528,097 (2011: 10,075,485).

Time Related Options [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding and Exercisable [Table Text Block]
	A summary of the salient features of the time related options is presented below:

		2012	2011		2010

	Total intrinsic value of options outstanding at period end (R millions)	-	-		-	(1)
	Intrinsic value of options exercised (R millions)	-	-	(1)	5
	Weighted average remaining contractual term (years)	-	-		1

(1)	Less than R1 million.

Performance Related Options [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
The weighted average of all options outstanding as at December 31, 2012, is as follows:

Range of exercise prices R	Quantity of options within range (000)		Weighted average exercise price R	Weighted average contractual life Years
144 – 211	16		194	1.83
212 – 300	77		226	1.83
	93	(1)	220	1.83

(1)Represents performance related options outstanding.

Schedule of Share-based Compensation Arrangement by Share-based Payment Award, Performance-Based Units, Vested and Expected to Vest [Table Text Block]

A summary of the salient features of the performance related options is presented below:

	2012	2011	2010

Total intrinsic value of options outstanding at period end (R millions)	4	19	33
Intrinsic value of options exercised (R millions)	3	17	17
Weighted average remaining contractual term (years)	2	2	3

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
A summary of performance related options showing movement from the beginning of the year to the end of the year, is presented below:
		Weighted-
		average
		exercise
	Options	price
	(000)	R
Outstanding at January 1, 2012	171	232
Exercised	(47)	224
Forfeited (terminations)	(31)	295

Outstanding at December 31, 2012	93	220

Exercisable at December 31, 2012	93	220

Bonus Share Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding and Exercisable [Table Text Block]
A summary of the salient features of the BSP is presented below:

	2012	2011	2010

Total intrinsic value of awards outstanding at period end (R millions)	566	627	508
Intrinsic value of awards exercised (R millions)	163	153	146
Weighted average remaining contractual term (years)	6	6	7

Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value [Table Text Block]
For awards made, the following information is presented:

Award date (unvested awards and awards vested during the year)	2012	2011	2010	2009
Calculated fair value (R per share)	328.59	340.00	280.90	293.99
Vesting date (40%)	February 21, 2013	February 21, 2012	February 24, 2011	February 18, 2010
Vesting date (60%)	February 21, 2014	February 21, 2013	February 24, 2012	February 18, 2011
Vesting date (conditional 20%)	February 21, 2015	February 21, 2014	February 24, 2013	February 18, 2012
Expiry date	February 20, 2022	February 20, 2021	February 23, 2020	February 17, 2019

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
A summary of time related equity settled compensation scheme showing movement from the beginning of the year to the end of the year, is presented below:

Awards
(000)
Outstanding at January 1, 2012	1,825
Granted	993
Exercised	(558)
Forfeited (terminations)	(104)
Outstanding at December 31, 2012	2,156
Exercisable at December 31, 2012	881

BSP awards are issued with no exercise price.

Long Term Incentive Share Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Schedule of Share-based Compensation Arrangement by Share-based Payment Award, Performance-Based Units, Vested and Expected to Vest [Table Text Block]

A summary of the salient features of the LTIP is presented below:

	2012	2011	2010

Total intrinsic value of awards outstanding at period end (R millions)	611	681	522
Intrinsic value of awards exercised (R millions)	99	66	26
Weighted average remaining contractual term (years)	6	6	7

Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value [Table Text Block]
For awards made, the following information is presented:

Award date (unvested awards and awards vested during the year)	2012	2011	2010	2009
Calculated fair value (Rand per share)	328.59	340.00	280.90	293.99
Vesting date	February 21, 2015	February 21, 2014	February 24, 2013	February 18, 2012
Expiry date	February 20, 2022	February 20, 2021	February 23, 2020	February 17, 2019

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
A summary of time and performance related equity settled compensation scheme showing movement from the beginning of the year to the end of the year, is presented below:

Awards
(000)
Outstanding at January 1, 2012	1,982
Granted	983
Exercised	(340)
Forfeited (terminations)	(294)

Outstanding at December 31, 2012	2,331

Exercisable at December 31, 2012	251

LTIP awards are issued with no exercise price.

Performance Shares [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Schedule of Compensation Cost for Share-based Payment Arrangements, Allocation of Share-based Compensation Costs by Plan [Table Text Block]

Compensation expense related to BSP and LTIP awards recognized ($ millions)	58	42	45
As at December 31, the unrecognized compensation cost related to unvested awards of the BSP and LTIP plans amounted to ($ millions)	43	27	23
Unrecognized compensation cost is expected to be recognized over a weighted-average period of approximately (years)	2	2	2

Employee Share Ownership Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding and Exercisable [Table Text Block]

A summary of the salient features of the award of free ordinary shares under ESOP to employees is presented below:

	2012	2011	2010

Total intrinsic value of awards outstanding at period end (R millions)	41	112	142
Intrinsic value of awards exercised (R millions)	50	51	72
Weighted average remaining contractual term (years)	1	1	1

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
A summary of time related equity settled compensation scheme showing movement from the beginning of the year to the end of the year, is presented below:

Awards
(000)
Outstanding at January 1, 2012	327
Reallocated	10
Exercised	(172)
Forfeited (terminations)	(10)

Outstanding at December 31, 2012	155

Exercisable at December 31, 2012	-

E Ordinary Shares [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Schedule of Compensation Cost for Share-based Payment Arrangements, Allocation of Share-based Compensation Costs by Plan [Table Text Block]
	2012	2011	2010

Compensation expense related to the ESOP scheme recognized ($ millions)	8	12	12
As at December 31, the unrecognized compensation cost related to unvested awards of the ESOP scheme amounted to ($ millions)	3	9	8
Unrecognized compensation cost is expected to be recognized over the remaining scheme term (years)	1	3	3

Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding and Exercisable [Table Text Block]

	A summary of the salient features of the award of E ordinary shares to employees is presented below:

		2012	2011	2010

	Total intrinsic value of options outstanding at period end (R millions) (1)	31	43	-
	Intrinsic value of options exercised (R millions)	21	6	-	(2)
	Weighted average remaining contractual term (years)	1	1	1

(1)	The options outstanding at December 31, 2010 had no intrinsic value as the share price at year end was lower than the weighted average exercise price.
(2)	Less than R1 million.

Schedule of Share-based Payment Award, Employee Stock Purchase Plan, Valuation Assumptions [Table Text Block]

The Black-Scholes option-pricing model used the following assumptions, at grant date:

	2011	2008	2007	2006
Risk-free interest rate	6.63%	7.00%	7.00%	7.00%
Dividend yield	0.99%	1.39%	2.06%	2.30%
Volatility factor of market share price	33.50%	35.00%	33.00%	36.00%

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]

A summary of E ordinary shares, awarded to employees, showing movement from the beginning of the year to the end of the year, is presented below:

		Weighted-
		average
	Options	exercise price
	(000)	R
Outstanding at January 1, 2012	1,533	315
Reallocated	32	313
Forfeited (terminations)	(32)	313
Converted	(615)	313

Outstanding at December 31, 2012	918	313

Exercisable at December 31, 2012	-	-

Ghana Employee Share Ownership Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Schedule of Compensation Cost for Share-based Payment Arrangements, Allocation of Share-based Compensation Costs by Plan [Table Text Block]

		2012		2011		2010
		$		$		$

	Compensation expense related to Ghana ESOP scheme recognized ($ millions)	-	(1)	-	(1)	2

	The liability recognized in the consolidated balance sheet in respect of unexercised rights was as follows	-		1		2

(1)	Less than $1 million.

Schedule of Share-based Compensation, Stock Appreciation Rights Award Activity [Table Text Block]
The award of share appreciation rights to employees

A summary of share appreciation rights showing movement from the beginning of the year to the end of the year, is presented below:
Number of rights
(000)
Outstanding at January 1, 2012	24
Exercised	(24)
Forfeited (terminations)	(1)
Reallocated	1
Rights outstanding at December 31, 2012	-
Rights exercisable at December 31, 2012	-

Accounting Changes (Details) (Fair value measurements [Member])	12 Months Ended
Dec. 31, 2012
Fair value measurements [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
New Accounting Pronouncement Or Change In Accounting Principle Name	Fair value measurements
New Accounting Pronouncement Or Change In Accounting Principle Description	In May 2011, the FASB issued updated guidance on fair value measurement and disclosure requirements. The requirements do not extend the use of fair value accounting, but provide guidance on how it should be applied where its use is already required or permitted by other standards within US GAAP. The update will supersede most of the FASB ASC guidance for fair value measurements, although many of the changes are clarifications of existing guidance or wording changes. The adoption of the updated guidance on January 1, 2012 had no impact on the Company’s financial statements.

Acquisitions and Disposals of Businesses and Assets (Details) In Millions, except Share data, unless otherwise specified	12 Months Ended			0 Months Ended				7 Months Ended		12 Months Ended	10 Months Ended	12 Months Ended		0 Months Ended		6 Months Ended	7 Months Ended		12 Months Ended			0 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended		6 Months Ended		0 Months Ended	12 Months Ended
	Dec. 31, 2012 USD ($) oz	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Nov. 01, 2010 Tau Lekoa [Member] South Africa [Member] USD ($)	Nov. 01, 2010 Tau Lekoa [Member] South Africa [Member] ZAR	Aug. 04, 2010 Tau Lekoa [Member] South Africa [Member] USD ($)	Aug. 04, 2010 Tau Lekoa [Member] South Africa [Member] ZAR	Aug. 01, 2010 Tau Lekoa [Member] South Africa [Member] USD ($) number	Aug. 01, 2010 Tau Lekoa [Member] South Africa [Member] ZAR	Dec. 31, 2010 Tau Lekoa [Member] South Africa [Member] USD ($)	Nov. 09, 2010 B2 Gold Corporation [Member] Colombia [Member] USD ($)	Dec. 31, 2010 B2 Gold Corporation [Member] Colombia [Member] USD ($)	May 31, 2008 B2 Gold Corporation [Member] Colombia [Member]	Jul. 20, 2012 First Uranium (Pty) Limited [Member] South Africa [Member] USD ($)	Jul. 21, 2012 First Uranium (Pty) Limited [Member] South Africa [Member] USD ($) oz	Dec. 31, 2012 First Uranium (Pty) Limited [Member] South Africa [Member] USD ($)	Jul. 22, 2011 First Uranium (Pty) Limited [Member] South Africa [Member] USD ($)	Jul. 22, 2011 First Uranium (Pty) Limited [Member] South Africa [Member] CAD	Dec. 31, 2012 First Uranium (Pty) Limited [Member] South Africa [Member] USD ($)	Dec. 31, 2011 First Uranium (Pty) Limited [Member] South Africa [Member] USD ($)	Dec. 31, 2010 First Uranium (Pty) Limited [Member] South Africa [Member] USD ($)	Feb. 28, 2011 ISS International [Member] South Africa [Member] USD ($)	Dec. 31, 2011 ISS International [Member] South Africa [Member] USD ($)	Feb. 08, 2012 AGA Polymetal Strategic Alliance [Member] Other, including corporate, and Non-gold producing subsidiaries [Member]	Dec. 31, 2012 AGA Polymetal Strategic Alliance [Member] Other, including corporate, and Non-gold producing subsidiaries [Member] USD ($)	Dec. 31, 2012 Serra Grande [Member]	Dec. 31, 2012 Serra Grande [Member] Brazil [Member] USD ($)	Dec. 03, 2012 Rand Refinery [Member]	Dec. 03, 2012 Rand Refinery [Member] South Africa [Member] USD ($)	Dec. 31, 2012 Rand Refinery [Member] South Africa [Member]	Mar. 19, 2013 Rand Refinery [Member] South Africa [Member]
Acquisitions [Abstract]
Business Combination Step Acquisition Equity Interest In Acquiree Percentage																											50.00%
Equity Interest Acquired (Percent)													15.90%				19.79%	19.79%								50.00%	50.00%
Price per share acquired [Per Share]																	$ 0.64	0.6
Number of shares acquired [Shares]																	47,065,916	47,065,916
Business Acquisition Cost Of Acquired Entity Cash Paid																											$ 215
Business Acquisition Entity Acquired And Reason For Acquisition [Abstract]
Business Acquisition Name Of Acquired Entity															First Uranium (Pty) Limited		First Uranium (Pty) Limited	First Uranium (Pty) Limited									Serra Grande ("Crixas") mine
Pre-existing Customer Gold Sales (Percent)	25.00%														25.00%
Pre-existing Customer Gold Sales Cap (Ounces)	312,500														312,500
Business Acquisition Date Of Acquisition [Abstract]
Business Acquisition Date Of Acquisition Agreement															Jul 20, 2012		Jul 22, 2011	Jul 22, 2011									Jun 28, 2012
Business Acquisition Cost Of Acquired Entity Purchase Price [Abstract]
Acquisition of subsidiary and loan	335	0	0												335
Business Acquisition Purchase Price Allocation Assets Acquired Liabilities Assumed Net [Abstract]
Property, plant and equipment																616			616
Other long-term assets																3			3
Restricted cash																3			3
Deferred taxation assets																52			52
Inventories																134			134
Trade and other receivables																2			2
Cash and cash equivalents																5			5
Assets																815			815
Other non-current liabilities																342			342
Deferred taxation liabilities																61			61
Provision for environmental rehabilitation																37			37
Loans from group companies																204			204
Accounts payable and other current liabilities																49			49
Liabilities																693			693
Total identifiable net assets at fair value																122			122
Purchase consideration																131	30		131
Goodwill recognized on acquisition																9			9
Net cash acquired with the subsidiary	5	0	0											5
Cash paid - Share capital acquired														(131)
Cash paid - Loan acquired														(204)
Payments To Acquire Businesses Net Of Cash Acquired														(330)
Business Acquisition Pro Forma Information [Abstract]
Business Acquisition Pro Forma Information Description																			The pro forma information is not indicative of the results of operations that would have occurred had the acquisition been consummated on January 1, 2012 or the group’s future results of operations.
Business Combination Pro Forma Information Revenue Of Acquiree Since Acquisition Date Actual																41
Business Combination Pro Forma Information Earnings Or Loss Of Acquiree Since Acquisition Date Actual																33
Total revenue																			6,494	6,767	5,483
Net income - attributable to AngloGold Ashanti																			838	1,442	137
Business Acquisition Cost Of Acquired Entity Transaction Costs																3			3
Disposals [Abstract]
Disposal Date								Aug 1, 2010	Aug 1, 2010		Nov 9, 2010											Feb 28, 2011		Feb 8, 2012					Dec 3, 2012
Equity Method Investment Net Sales Proceeds											68														20
Proceeds on disposal of subsidiary	6	9	0																										6
Percent Disposed [Percent]											10.17%																	5.00%	5.00%		4.24%
Subsidiary Or Equity Method Investee Cumulative Percentage Ownership After All Transactions [Percent]																														48.03%
Selling Price Or Consideration								85	600													9
Number Of Tranches								2	2
Selling Price - First Tranch						64	450
Selling Price - Second Tranch				21	150
Number of shares disposed [Shares]											31,556,650
Profit Realised On Disposal																							2		20
Loss on sale of Tau Lekoa Gold mine										7
Gain Loss On Sale Of Investments	0	0	52									45
Fair Value Disclosures [Abstract]
Fair value of consideration received	6	9	0																										6
Fair value of residual value of investment																													57
Noncontrolling interest	45																												45
Less: Carrying value of assets disposed																													(94)
Total profit on disposal																													$ 14

Summary of Significant Accounting Policies (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounting Policies [Abstract]
Employee Stock Ownership Plan E S O P Dividends	50.00%
Employee Stock Ownership Plan E S O P Strike Price Dividends	50.00%
Exploration And Evaluation Costs [Abstract]
Net income ($ millions)	$ 34	$ 10	$ 27
Earnings per share - basic (cents)	$ 0.09	$ 0.03	$ 0.07
Earnings per share - diluted (cents)	$ 0.08	$ 0.02	$ 0.07
Retained income - January 1 ($ millions)	123	113	86
Retained income - December 31 ($ millions)	$ 157	$ 123	$ 113
Vehicles [Member]
Depreciation And Amortization [Abstract]
Property, Plant and Equipment, Estimated Useful Lives (Years)	five years
Computer Equipment [Member]
Depreciation And Amortization [Abstract]
Property, Plant and Equipment, Estimated Useful Lives (Years)	three years
Software and Software Development Costs [Member]
Depreciation And Amortization [Abstract]
Property, Plant and Equipment, Estimated Useful Lives (Years)	three years
Maximum [Member]
Schedule Of Equity Method Investments [Line Items]
Equity Method Investment Ownership Percentage	50.00%
Minimum [Member]
Schedule Of Equity Method Investments [Line Items]
Equity Method Investment Ownership Percentage	20.00%

Employee Severance Costs (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restructuring And Related Cost [Line Items]
Employment severance costs	$ 10	$ 15	$ 23
South Africa [Member]
Restructuring And Related Cost [Line Items]
Employment severance costs	6	9	19
Continental Africa [Member]
Restructuring And Related Cost [Line Items]
Employment severance costs	1	3	1
Americas [Member]
Restructuring And Related Cost [Line Items]
Employment severance costs	$ 3	$ 3	$ 3

Interest Expense (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended						12 Months Ended				12 Months Ended				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jul. 30, 2012 Rated Bonds Issued July 2012 [Member]	Apr. 28, 2010 Ten Year Unsecured Notes [Member] Rated Bonds Issued April 2010 [Member]	Apr. 28, 2010 Thirty Year Unsecured Notes [Member] Rated Bonds Issued April 2010 [Member]	Dec. 31, 2012 Convertible Debt [Member]	Dec. 31, 2011 Convertible Debt [Member]	Dec. 31, 2010 Convertible Debt [Member]	May 22, 2009 Convertible Debt [Member]	Dec. 31, 2012 Mandatory Convertible Bonds [Member]	Dec. 31, 2011 Mandatory Convertible Bonds [Member]	Dec. 31, 2010 Mandatory Convertible Bonds [Member]	Sep. 30, 2010 Mandatory Convertible Bonds [Member]	Dec. 31, 2012 Loans Payable [Member]	Dec. 31, 2011 Loans Payable [Member]	Dec. 31, 2010 Loans Payable [Member]	Dec. 31, 2012 Bonds [Member]	Dec. 31, 2011 Bonds [Member]	Dec. 31, 2010 Bonds [Member]	Apr. 28, 2010 Bonds [Member] Rated Bonds Issued April 2010 [Member]
Interest And Debt Expense Abstract
Amortization of deferred loan fees	$ 15	$ 7	$ 20
Capital lease charges	6	5	5
Discounting of non-current trade and other debtors	5	0	6
Other	3	3	1
Interest Expense Borrowings	225	181	151
Less : Amounts capitalized on qualifying assets	(12)	(3)	0
Interest expense	213	178	151
Debt Instrument [Line Items]
Interest Expense Debt							27	25	22		47	47	13		18	10	19	74	56	38
Debt Instrument Interest Rate Stated Percentage				5.13%	5.38%	6.50%				3.50%				6.00%
Debt Instrument Face Amount				750	700	300				732.5				789							1,000
Once-off charge related to the cancellation of debt facilities	6		8
Unwinding of discount on convertible bonds							$ 30	$ 28	$ 27

Impairment of Assets (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended				12 Months Ended																																12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012 oz	Dec. 31, 2011	Dec. 31, 2010	Apr. 19, 2013	Dec. 31, 2013 South Africa [Member] Scenario, Forecast [Member]	Dec. 31, 2012 South Africa [Member] Great Noligwa [Member]	Dec. 31, 2011 South Africa [Member] Great Noligwa [Member]	Dec. 31, 2010 South Africa [Member] Great Noligwa [Member]	Dec. 31, 2012 South Africa [Member] Tau Tona [Member]	Dec. 31, 2011 South Africa [Member] Tau Tona [Member]	Dec. 31, 2010 South Africa [Member] Tau Tona [Member]	Dec. 31, 2012 South Africa [Member] Tau Lekoa [Member]	Dec. 31, 2011 South Africa [Member] Tau Lekoa [Member]	Dec. 31, 2010 South Africa [Member] Tau Lekoa [Member]	Dec. 31, 2012 South Africa [Member] Savuka [Member]	Dec. 31, 2011 South Africa [Member] Savuka [Member]	Dec. 31, 2010 South Africa [Member] Savuka [Member]	Dec. 31, 2012 South Africa [Member] Kopanang [Member]	Dec. 31, 2011 South Africa [Member] Kopanang [Member]	Dec. 31, 2010 South Africa [Member] Kopanang [Member]	Dec. 31, 2012 Continental Africa [Member] Iduapriem [Member]	Dec. 31, 2011 Continental Africa [Member] Iduapriem [Member]	Dec. 31, 2010 Continental Africa [Member] Iduapriem [Member]	Dec. 31, 2012 Continental Africa [Member] Geita [Member]	Dec. 31, 2011 Continental Africa [Member] Geita [Member]	Dec. 31, 2010 Continental Africa [Member] Geita [Member]	Dec. 31, 2012 Continental Africa [Member] Obuasi [Member]	Dec. 31, 2011 Continental Africa [Member] Obuasi [Member]	Dec. 31, 2010 Continental Africa [Member] Obuasi [Member]	Dec. 31, 2012 Continental Africa [Member] Siguiri [Member]	Dec. 31, 2011 Continental Africa [Member] Siguiri [Member]	Dec. 31, 2010 Continental Africa [Member] Siguiri [Member]	Dec. 31, 2012 Americas [Member] Serra Grande [Member]	Dec. 31, 2011 Americas [Member] Serra Grande [Member]	Dec. 31, 2010 Americas [Member] Serra Grande [Member]	Dec. 31, 2012 Americas [Member] Cripple Creek And Victor [Member]	Dec. 31, 2012 Other, including corporate, and Non-gold producing subsidiaries [Member]	Dec. 31, 2011 Other, including corporate, and Non-gold producing subsidiaries [Member]	Dec. 31, 2010 Other, including corporate, and Non-gold producing subsidiaries [Member]	Dec. 31, 2012 Australasia [Member] Sunrise Dam [Member]
Impairment Assets [Line Items]
Impairment Of Long Lived Assets Held For Use							$ 42	$ 0	$ 0
Impairment Of Long Lived Assets To Be Disposed Of										0	9	0				0	3	16	0	2	0	0	0	8	0	0	5	0	2	0	14	0	0	0	0	3		1	1	1
Impairment of Tau Lekoa													0	0	8
Impairment and write-off of tailings treatment plant																												0	0	3
Exploration Abandonment and Impairment Expense										0	0	47							14	0	0							296	0	0
Impairment, Real Pre Tax Rate [Percent]							13.00%
Goodwill Real Pre Tax Discount Rate [Percent]																																					8.20%				6.10%
Impaired Long-Lived Assets Held and Used, Facts and Circumstances Leading to Impairment						Should the gold price assumption used in 2012 be revised significantly downward for any reason (by more than 10%), long-lived assets related to Great Noligwa are most vulnerable to impairment.
Goodwill, Impaired, Change in Estimate Description						Should the gold price assumption used in 2012 be revised significantly downward for any reason (by more than 10%), goodwill related to Mine Waste Solutions are most vulnerable to impairment.
Tangible Asset Impairment Charges [Abstract]
Long-term real gold price estimate [Dollar per Ounce]		1,584	1,530	1,113
Proven and Probable Ore Reserves [Ounces]		74,100,000
Impairment of assets		$ 367	$ 17	$ 91
Actual gold price [Dollar per ounce]					1,404
Average gold price [Dollar per ounce]	1,632	1,668	1,572

Asset Retirement Obligations (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Asset Retirement Obligation Roll Forward Analysis [Roll Forward]
Opening Balance as at December 31	$ 653
Additions to liabilities	14
Liabilities settled	(21)
Accretion expense	33	28	22
Change in assumptions	50
Other movements	1
Acquisition of subsidiary	37
Translation	(9)
Closing Balance as at December 31	758	653
Carrying Reported Amount Fair Value Disclosure [Member]
Assets Held In Trust [Line Items]
Assets Held In Trust Securities	115	111
Assets Held In Trust Cash	28	22
Balances held in the trust and bond	143	133
Estimate Of Fair Value Fair Value Disclosure [Member]
Assets Held In Trust [Line Items]
Assets Held In Trust Securities	119	114
Assets Held In Trust Cash	28	22
Balances held in the trust and bond	$ 147	$ 136

Operating Lease Charges and Rental Expenses (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Leases Rent Expense [Abstract]
Minimum rentals	$ 42	$ 29	$ 23
2013	22
2014	3
2015	2
2016	1
2017	1
Thereafter	3
Operating Leases Future Minimum Payments Due	$ 32

Profit on Sale of Assets Realization of Loans Indirect Tax and Other (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 03, 2012
Profit Loss On Sale Of Assets Realization Of Loans Indirect Tax And Other [Abstract]
Mandatory convertible bonds underwriting and professional fees	$ 0	$ 0	$ 26
Black economic empowerment transaction restructuring costs for Izingwe Holdings (Proprietary) Limited	0	7	0
Loss on disposal of land, equipment and assets, mineral rights and exploration properties and other	14	8	19
Reassessment of other receivables	1	(1)	9
(Recovery)/loss on consignment inventory	0	0	(5)
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	35	(43)	(3)
Component Of Operating Other Cost And Expense [Line Items]
Indirect tax expenses and legal claims	40	6	17
Royalties received	(23)	(79)	(8)
Impairment of investments	16	21	2
Profit on disposal of investments	0	0	(52)
Business interruption recoveries	0	0	(19)
Mining contractor termination and settlement costs	21	0	1
Tau Lekoa [Member]
Component Of Operating Other Cost And Expense [Line Items]
Royalties received	(5)	(5)	(3)
Loss on sale of Tau Lekoa Gold mine	0	0	7
Obuasi [Member]
Component Of Operating Other Cost And Expense [Line Items]
Insurance Recoveries	0	(3)	0
Mining contractor termination and settlement costs	17
Siguiri [Member]
Component Of Operating Other Cost And Expense [Line Items]
Mining contractor termination and settlement costs	4
Geita [Member]
Component Of Operating Other Cost And Expense [Line Items]
Mining contractor termination and settlement costs			1
Boddington [Member]
Component Of Operating Other Cost And Expense [Line Items]
Royalties received	(18)	(38)	(4)
Ayanfuri Mine [Member]
Component Of Operating Other Cost And Expense [Line Items]
Royalties received		(35)
Iss International [Member]
Component Of Operating Other Cost And Expense [Line Items]
Profit on disposal	0	(2)	0
Aga Polymetal Strategic Alliance [Member]
Component Of Operating Other Cost And Expense [Line Items]
Profit on disposal	(20)	0	0
Other Royalty Agreements [Member]
Component Of Operating Other Cost And Expense [Line Items]
Royalties received		(1)	(1)
Australia [Member] | Red5 [Member]
Component Of Operating Other Cost And Expense [Line Items]
Profit on disposal of investments			(7)
Brazil [Member]
Component Of Operating Other Cost And Expense [Line Items]
Indirect tax expenses and legal claims	1	(1)
Tanzania [Member]
Component Of Operating Other Cost And Expense [Line Items]
Indirect tax expenses and legal claims		(10)	6
Guinea [Member]
Component Of Operating Other Cost And Expense [Line Items]
Indirect tax expenses and legal claims	11	9	10
Argentina [Member]
Component Of Operating Other Cost And Expense [Line Items]
Indirect tax expenses and legal claims	(1)	2
Colombia [Member]
Component Of Operating Other Cost And Expense [Line Items]
Indirect tax expenses and legal claims	16
Colombia [Member] | B2 Gold Corporation [Member]
Component Of Operating Other Cost And Expense [Line Items]
Profit on disposal of investments			(45)
North America [Member]
Component Of Operating Other Cost And Expense [Line Items]
Indirect tax expenses and legal claims	3
Ghana [Member]
Component Of Operating Other Cost And Expense [Line Items]
Indirect tax expenses and legal claims	11	5
Namibia [Member]
Component Of Operating Other Cost And Expense [Line Items]
Indirect tax expenses and legal claims	(1)	1
South Africa [Member]
Component Of Operating Other Cost And Expense [Line Items]
Indirect tax expenses and legal claims			1
South Africa [Member] | Savuka [Member]
Component Of Operating Other Cost And Expense [Line Items]
Insurance Recoveries			(46)
Business interruption recoveries			(19)
Reimbursement of costs (included in Production costs)			(16)
South Africa [Member] | Rand Refinery [Member]
Component Of Operating Other Cost And Expense [Line Items]
Profit on disposal	$ (14)	$ 0	$ 0
Percent Disposed [Percent]				5.00%

Non Hedge Derivative (Gain)/Loss and movement on Bonds (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative Instruments Not Designated As Hedging Instruments Gain Loss Net [Abstract]
(Gain)/Loss on non-hedge derivatives	$ (93)	$ (83)	$ 703
Gain on non-hedge derivatives	10
Effects Of Accelerated Hedge Settlements [Abstract]
Accelerated hedge settlement of non-hedge derivatives	0	0	2,698
Previously designated NPSE contracts	0	0	405
Other non-hedge derivative contracts	0	0	2,293
Fair Value Disclosures Movement On Bonds [Abstract]
Fair value (gain)/loss on mandatory convertible bonds	(172)	(113)	83
Fair value movements on conversion features of convertible bonds	83	84
Summary Of Derivative Instruments Impact On Results Of Operations [Abstract]
Hedge Book Maturities Cost			$ 277
Three Year Time Period Mandatory Convertible Debt			3 years

Related Party Transactions (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Amounts owed to/(by) related party (Total)	$ (2)	$ (3)
Purchases (by) from related party (Total)	(14)	(12)	(15)
Loans due by equity accounted joint ventures and associates	40	29
Impairments of associates and equity accounted joint ventures	45	10	24
Margaret Water Company [Member]
Related Party Transaction [Line Items]
Amounts owed by related party	0	0
Purchases from related party	4	6	3
Oro Group Proprietary Limited [Member]
Related Party Transaction [Line Items]
Loans due by equity accounted joint ventures and associates	2	1
Societe D Exploitation Des Mines D Or De Sadiola Societe Anonyme [Member]
Related Party Transaction [Line Items]
Amounts owed by related party	(2)	(2)
Purchases by related party	(14)	(12)	(8)
Loans due by equity accounted joint ventures and associates	36	0
Related Party Transaction, Terms and Manner of Settlement (Percent)	LIBOR plus 2%
Societe D Exploitation Des Mines D Or De Yatela Societe Anonyme [Member]
Related Party Transaction [Line Items]
Amounts owed by related party	0	(1)
Purchases by related party	(1)	(2)	(3)
Loans due by equity accounted joint ventures and associates	0	0
Loan granted and impaired	12
Related Party Transaction, Terms and Manner of Settlement (Percent)	LIBOR plus 2%
Societe Des Mines De Morila Societe Anonyme [Member]
Related Party Transaction [Line Items]
Amounts owed by related party	0	0
Purchases by related party	(3)	(4)	(8)
Trans Siberian Gold Plc [Member]
Related Party Transaction [Line Items]
Amounts owed by related party	0	0
Purchases from related party	0	0	1
Loans due by equity accounted joint ventures and associates	0	3
Related Party Transaction, Rate (Percent)	8.00%
Auru Mar Proprietary Limited [Member]
Related Party Transaction [Line Items]
Loans due by equity accounted joint ventures and associates	2	5
Thani Ashanti Alliance Limited [Member]
Related Party Transaction [Line Items]
Loans due by equity accounted joint ventures and associates	0	20
Impairments of associates and equity accounted joint ventures	$ 37

Income Tax (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Anticipated Deferred Taxation Rate [Abstract]
Maximum anticipated deferred taxation rate (percent)	30.00%	39.00%	38.00%
Minimum anticipated deferred taxation rate (percent)	28.00%	36.00%	35.00%
Components Of Deferred Tax Assets [Abstract]
Provisions, including rehabilitation accruals	$ (465)	$ (389)
Derivatives	(1)	(1)
Other	(18)	(28)
Tax loss carry forwards	(220)	(118)
Deferred Tax Assets Gross	(704)	(536)
Less: Valuation allowances	115	56	177
Deferred Tax Assets, Net, Total	589	480
Components Of Deferred Tax Assets And Liabilities [Abstract]
Long-term portion deferred taxation assets	39	14
Short-term portion deferred taxation assets	74	75
Long-term portion deferred taxation liabilities	1,157	1,242
Short-term portion classified as other current liabilities.	20	15
Components of Deferred Tax Liabilities [Abstract]
Depreciation, depletion and amortization	1,578	1,611
Product inventory not taxed	58	24
Derivatives	2	8
Other	15	5
Total Liabilities	1,653	1,648
Components Of Income Tax Expense Benefit Continuing Operations [Abstract]
Total income and mining tax (expense)/benefit	340	705	255
Income Loss From Continuing Operations Before Income Taxes Minority Interest And Income Loss From Equity Method Investments Abstracts [Abstract]
Income/(loss) from continuing operations before income tax and equity income in associates	1,211	2,121	381
Current Income Tax Expense Benefit Continuing Operations [Abstract]
Current Income Tax Expense Benefit	(414)	(406)	(117)
Deferred Income Tax Expense Benefit Continuing Operations [Abstract]
Deferred taxation	74	(299)	(138)
Supplemental Deferred Tax Liability Elements [Abstract]
Impact of change in estimated deferred taxation rate	8	(11)	8
Impact of change in statutory taxation rate	72	0	0
Tax Losses Unrecognized [Abstract]
Within one year	143
Within one and two year	93
Within two and five years	111
In excess of five years	344
Tax Credit Carry Forward [Abstract]
Unutilized tax losses	691	469	1,356
Analysis Of Valuation Allowances Roll Forward [Abstract]
Balance at beginning of period	56	177	194
Movement	59	(121)	(17)
Balance at end of period	115	56	177
Deferred Taxation Rate Change Effect [Abstract]
Impact of change in estimated deferred taxation rate	8	(11)	8
Net benefit/(expense) per basic and common share (USD per share)	$ 0.02	$ (0.03)	$ 0.02
Issuable upon the exercise of convertible bonds (shares)	0	0	33,524,615
Reconciliation Of Unrecognized Tax Benefits Excluding Amounts Pertaining To Examined Tax Returns [Roll Forward]
Balance at January 1,	78	52
Additions for tax positions of prior years	17	38
Reductions for tax position of prior years	0	(3)
Translation (decreases)	(2)	(9)
Balance at December 31,	93	78	52
Recognized as a reduction of deferred tax assets	40	29
Recognized in other non-current liabilities	53	49
Unrecognized Tax Benefits Income Tax Penalties And Interest Expense [Abstract]
Interest recognized	3	5	2
Interest accrued as at December 31	14	12	8
Undistributed Earnings of Foreign Subsidiaries and Foreign Corporate Joint Ventures [Member]
Deferred Tax Liability Not Recognized [Line Items]
Unremitted earnings as at December 31	1,649	1,812
Colombia [Member]
Tax Credit Carry Forward [Abstract]
Unutilized tax losses		148	156
Analysis Of Valuation Allowances Roll Forward [Abstract]
Movement		49	52
South Africa [Member]
Income Loss From Continuing Operations Before Income Taxes Minority Interest And Income Loss From Equity Method Investments Abstracts [Abstract]
Income/(loss) from continuing operations before income tax and equity income in associates	363	813	203
Current Income Tax Expense Benefit Continuing Operations [Abstract]
Current Income Tax Expense Benefit	(70)	(128)	106
Deferred Income Tax Expense Benefit Continuing Operations [Abstract]
Deferred taxation	86	(212)	(119)
Supplemental Deferred Tax Liability Elements [Abstract]
Impact of change in estimated deferred taxation rate	8
Impact of change in statutory taxation rate	134
Non Specific Losses [Abstract]
Losses ($ millions)	2	3
Deferred tax at the anticipated tax rate to be utilized (percent)	29.00%	37.00%
Deferred Taxation Rate Change Effect [Abstract]
Impact of change in estimated deferred taxation rate	8
Continental Africa [Member]
Income Loss From Continuing Operations Before Income Taxes Minority Interest And Income Loss From Equity Method Investments Abstracts [Abstract]
Income/(loss) from continuing operations before income tax and equity income in associates	316	745	391
Current Income Tax Expense Benefit Continuing Operations [Abstract]
Current Income Tax Expense Benefit	(218)	(146)	(81)
Deferred Income Tax Expense Benefit Continuing Operations [Abstract]
Deferred taxation	14	(93)	(19)
Continental Africa [Member] | Obuasi [Member]
Current Income Tax Expense Benefit Continuing Operations [Abstract]
Exploration Abandonment and Impairment Expense	296	0	0
Continental Africa [Member] | Ghana [Member]
Supplemental Deferred Tax Liability Elements [Abstract]
Impact of change in statutory taxation rate	(62)
Tax Rate As Per Stability Agreement (Percent)	30.00%
Continental Africa [Member] | Ghana [Member] | Obuasi [Member]
Current Income Tax Expense Benefit Continuing Operations [Abstract]
Exploration Abandonment and Impairment Expense	296
Supplemental Deferred Tax Liability Elements [Abstract]
Deferred taxation on impairment	89
Australasia [Member]
Income Loss From Continuing Operations Before Income Taxes Minority Interest And Income Loss From Equity Method Investments Abstracts [Abstract]
Income/(loss) from continuing operations before income tax and equity income in associates	(16)	(25)	(149)
Current Income Tax Expense Benefit Continuing Operations [Abstract]
Current Income Tax Expense Benefit	10	0	(36)
Deferred Income Tax Expense Benefit Continuing Operations [Abstract]
Deferred taxation	(6)	4	(1)
Americas [Member]
Income Loss From Continuing Operations Before Income Taxes Minority Interest And Income Loss From Equity Method Investments Abstracts [Abstract]
Income/(loss) from continuing operations before income tax and equity income in associates	627	690	282
Current Income Tax Expense Benefit Continuing Operations [Abstract]
Current Income Tax Expense Benefit	(131)	(124)	(106)
Deferred Income Tax Expense Benefit Continuing Operations [Abstract]
Deferred taxation	(21)	2	(1)
Americas [Member] | Serra Grande [Member]
Supplemental Deferred Tax Liability Elements [Abstract]
Serra Grande restructure	(59)
Other, including corporate, and Non-gold producing subsidiaries [Member]
Income Loss From Continuing Operations Before Income Taxes Minority Interest And Income Loss From Equity Method Investments Abstracts [Abstract]
Income/(loss) from continuing operations before income tax and equity income in associates	(79)	(102)	(346)
Current Income Tax Expense Benefit Continuing Operations [Abstract]
Current Income Tax Expense Benefit	(5)	(8)	0
Deferred Income Tax Expense Benefit Continuing Operations [Abstract]
Deferred taxation	$ 1	$ 0	$ 2

Income Tax Reconciliation (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Expense Benefit Continuing Operations Income Tax Reconciliation Abstract
Corporate income tax at statutory rates	$ (339)	$ (742)	$ (133)
Formula variation in mining taxation rate	8	(7)	0
Disallowable expenditure	(38)	(37)	(89)
Effect of income tax rates of other countries	(38)	50	(46)
Reversal of valuation allowance	(17)	42	6
Impact of change in estimated deferred taxation rate	8	(11)	8
Impact of change in statutory taxation rate	72	0	0
Other	4	0	(1)
Total income and mining tax (expense)/benefit	$ (340)	$ (705)	$ (255)

Earnings Per Share (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Undistributed Earnings, Basic [Abstract]
Total undistributed income/(losses)	$ 614	$ 1,294	$ 45
Distributed Earnings [Abstract]
Total distributed income	215	131	67
Numerator - Net income
Net income/(loss) - attributable to AngloGold Ashanti	829	1,425	112
Earnings Per Share Reconciliation [Abstract]
Income/(loss) attributable to equity shareholders	829	1,425	112
Dividends [Abstract]
Dividend withholding tax rate [Percent]	15.00%
Common Stock [Member]
Undistributed Earnings, Basic [Abstract]
Total undistributed income/(losses)	612	1,289	45
Distributed Earnings [Abstract]
Total distributed income	214	131	67
Numerator - Net income
Net income/(loss) - attributable to AngloGold Ashanti	826	1,420	112
Weighted Average Number of Shares Outstanding, Basic [Abstract]
Ordinary shares [Shares]	382,757,790	381,621,687	367,664,700
Fully Vested Options [Shares]	1,616,239	1,389,122	1,023,459
Weighted average number of ordinary shares [Shares]	384,374,029	383,010,809	368,688,159
Ordinary shares - diluted [Shares]	419,738,843	418,107,439	370,257,765
Effect of dilutive potential ordinary shares
Dilutive potential of stock incentive options [Shares]	1,840,199	1,572,015	1,569,606
Dilutive potential of convertible bonds [Shares]	33,524,615	33,524,615	0
Dilutive potential of E Ordinary shares [Shares]	0	0	0
Earnings Per Share, Basic and Diluted [Abstract]
Ordinary shares (USD per share)	$ 2.15	$ 3.71	$ 0.3
Ordinary shares - diluted (USD per share)	$ 1.61	$ 3.17	$ 0.3
Earnings Per Share Reconciliation [Abstract]
Income/(loss) attributable to equity shareholders	826	1,420	112
Interest expense on convertible bonds	74	72	0
Amortization of issue cost and discount on convertible bonds	32	31	0
Fair value adjustment on convertible bonds included in income	(255)	(197)	0
Income/(loss) used in calculation of diluted earnings per ordinary share	677	1,326	112
E Ordinary Shares [Member]
Undistributed Earnings, Basic [Abstract]
Total undistributed income/(losses)	2	5	0
Distributed Earnings [Abstract]
Total distributed income	1	0	0
Numerator - Net income
Net income/(loss) - attributable to AngloGold Ashanti	3	5	0
Weighted Average Number of Shares Outstanding, Basic [Abstract]
Weighted average number of ordinary shares [Shares]	2,392,316	2,950,804	3,182,662
Ordinary shares - diluted [Shares]	2,392,316	2,950,804	3,182,662
Earnings Per Share, Basic and Diluted [Abstract]
Ordinary shares (USD per share)	$ 1.08	$ 1.85	$ 0.15
Ordinary shares - diluted (USD per share)	$ 0.84	$ 1.6	$ 0.15
Earnings Per Share Reconciliation [Abstract]
Income/(loss) attributable to equity shareholders	$ 3	$ 5	$ 0
Convertible Debt Securities [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Shares]			33,524,615
Contingently Issuable Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Shares]	246,665	343,716

Restricted Cash (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Restricted Cash And Investments Current Abstract
Cash restricted by prudential solvency requirements	$ 11	$ 9
Cash balances held by the Tropicana project	23	22
Other	1	4
Restricted cash	$ 35	$ 35

Other Receivables (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Nontrade Receivable Currents [Abstract]
Prepayments and accrued income	$ 86	$ 80
Related Parties	2	3
Interest receivable	1	3
Exploration debtors	4	7
Deferred loan fees	2	5
Short-term loans	45	12
Royalties receivable	0	14
Other debtors	5	11
Total Other	$ 145	$ 135

Inventories (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Inventory
Metals in process	$ 267	$ 189
Gold on hand (dore/bullion)	91	94
Ore stockpiles	512	454
Uranium oxide and sulfuric acid	11	24
Supplies	412	296
Inventory gross short term	1,293	1,057
Less: Materials on the leach pad	(128)	(98)
Total Short-term inventory	1,165	959
Inventory Footnote [Abstract]
Inventory write-downs (included in production costs)	5	4	21
Inventory Noncurrent [Abstract]
Metals in process	445	393
Ore stockpiles	180	31
Inventory gross long term	625	424
Less: Materials on the leach pad	(445)	(393)
Total Long-term inventory	$ 180	$ 31

Property, Plant and Equipment, Net (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property Plant And Equipment [Line Items]
Property Plant And Equipment Gross	$ 13,912	$ 11,851
Accumulated depreciation, depletion and amortization	(6,677)	(5,728)
Net book value December 31,	7,235	6,123
Net book value of mining assets encumbered by capital leases	59	67
Mine Development [Member]
Property Plant And Equipment [Line Items]
Property Plant And Equipment Gross	7,185	6,652
Buildings and mine infrastructure [Member]
Property Plant And Equipment [Line Items]
Property Plant And Equipment Gross	4,686	3,613
Mineral rights and dumps [Member]
Property Plant And Equipment [Line Items]
Property Plant And Equipment Gross	916	1,023
Assets under construction [Member]
Property Plant And Equipment [Line Items]
Property Plant And Equipment Gross	1,074	522
Land [Member]
Property Plant And Equipment [Line Items]
Property Plant And Equipment Gross	$ 51	$ 41

Acquired Properties, Net (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Mineral Properties Net [Abstract]
Acquired properties, at cost	$ 1,976	$ 2,010
Accumulated amortization	(1,228)	(1,231)
Net book value December 31,	$ 748	$ 779

Goodwill and Other Intangibles (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Finite-Lived Intangible Assets, Net [Abstract]
Gross Carrying Value at January 1	$ 46	$ 30
Additions	85	16
Accumulated Amortization	(17)	(15)
Translation	(2)
Balance at December 31	112	31
Goodwill [Roll Forward]
Balance at January 1,	182	180
First Uranium (Pty) Limited acquisition	9
Translation	2	2
Gross carrying amount	492	481
Accumulated impairment losses	(299)	(299)
Balance at December 31,	193	182
South Africa [Member]
Goodwill [Roll Forward]
Balance at January 1,	0	0
First Uranium (Pty) Limited acquisition	9
Translation	0	0
Gross carrying amount	9	0
Accumulated impairment losses	0	0
Balance at December 31,	9	0
Continental Africa [Member]
Goodwill [Roll Forward]
Balance at January 1,	11	11
First Uranium (Pty) Limited acquisition	0
Translation	0	0
Gross carrying amount	310	310
Accumulated impairment losses	(299)	(299)
Balance at December 31,	11	11
Australasia [Member]
Goodwill [Roll Forward]
Balance at January 1,	153	151
First Uranium (Pty) Limited acquisition	0
Translation	2	2
Gross carrying amount	155	153
Accumulated impairment losses	0	0
Balance at December 31,	155	153
Americas [Member]
Goodwill [Roll Forward]
Balance at January 1,	18	18
First Uranium (Pty) Limited acquisition	0
Translation	0	0
Gross carrying amount	18	18
Accumulated impairment losses	0	0
Balance at December 31,	18	18
Computer Software, Intangible Asset [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Gross Carrying Value at January 1	16	0
Additions	78	16
Accumulated Amortization	0	0
Translation	(2)
Balance at December 31	92	16
Finite-Lived Intangible Assets, Amortization Method	straight line basis
Finite Lived Intangible Asset Residual Value	0
Finite Lived Intangible Assets Future Amortization Expense [Abstract]
Amortization Of Intangible Assets	0	0	0
Finite Lived Intangible Assets Amortization Expense Next Twelve Months	28
Finite Lived Intangible Assets Amortization Expense Year Two	31
Finite Lived Intangible Assets Amortization Expense Year Three	31
Finite Lived Intangible Assets Amortization Expense Year Four	2
Finite Lived Intangible Assets Amortization Expense Year Five	0
Royalty Agreements [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Gross Carrying Value at January 1	30	30
Additions	0	0
Accumulated Amortization	(17)	(15)
Translation	0
Balance at December 31	13	15
Finite-Lived Intangible Assets, Amortization Method	straight line basis
Finite Lived Intangible Asset Residual Value	0
Finite Lived Intangible Assets Future Amortization Expense [Abstract]
Amortization Of Intangible Assets	2	2	2
Finite Lived Intangible Assets Amortization Expense Next Twelve Months	2
Finite Lived Intangible Assets Amortization Expense Year Two	2
Finite Lived Intangible Assets Amortization Expense Year Three	2
Finite Lived Intangible Assets Amortization Expense Year Four	2
Finite Lived Intangible Assets Amortization Expense Year Five	2
Service Agreements [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Gross Carrying Value at January 1	0	0
Additions	7	0
Accumulated Amortization	0	0
Translation	0
Balance at December 31	7	0
Finite-Lived Intangible Assets, Amortization Method	straight line basis
Finite Lived Intangible Asset Residual Value	0
Amount Less Than Million	Less than $1 million
Finite Lived Intangible Assets Future Amortization Expense [Abstract]
Amortization Of Intangible Assets	0	0	0
Finite Lived Intangible Assets Amortization Expense Next Twelve Months	1
Finite Lived Intangible Assets Amortization Expense Year Two	1
Finite Lived Intangible Assets Amortization Expense Year Three	1
Finite Lived Intangible Assets Amortization Expense Year Four	1
Finite Lived Intangible Assets Amortization Expense Year Five	$ 1
Ghana [Member] | Royalty Agreements [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Finite Lived Intangible Assets Royalty Concession Percentage Rate	3.00%
Finite lived intangible asset useful life (Years)	15 years

Other Long-Term Assets (Details) In Millions, except Per Share data, unless otherwise specified	12 Months Ended																													12 Months Ended										12 Months Ended								12 Months Ended												12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 B2 Gold Corporation [Member] USD ($)	Dec. 31, 2011 B2 Gold Corporation [Member] USD ($)	Dec. 31, 2010 B2 Gold Corporation [Member] USD ($)	Dec. 31, 2012 Red5 [Member] USD ($)	Dec. 31, 2011 Red5 [Member] USD ($)	Dec. 31, 2010 Red5 [Member] USD ($)	Dec. 31, 2012 Environmental Rehabilitation Trust Fund [Member] USD ($)	Dec. 31, 2011 Environmental Rehabilitation Trust Fund [Member] USD ($)	Dec. 31, 2010 Environmental Rehabilitation Trust Fund [Member] USD ($)	Dec. 31, 2012 South Africa [Member] First Uranium Corporation [Member] USD ($)	Dec. 31, 2011 South Africa [Member] First Uranium Corporation [Member] USD ($)	Dec. 31, 2010 South Africa [Member] First Uranium Corporation [Member] USD ($)	Dec. 31, 2012 South Africa [Member] Village Main Reef Limited [Member] USD ($)	Dec. 31, 2011 South Africa [Member] Village Main Reef Limited [Member] USD ($)	Dec. 31, 2010 South Africa [Member] Village Main Reef Limited [Member] USD ($)	Dec. 31, 2012 Isle of Man [Member] Stratex International Plc [Member] USD ($)	Dec. 31, 2011 Isle of Man [Member] Stratex International Plc [Member] USD ($)	Dec. 31, 2010 Isle of Man [Member] Stratex International Plc [Member] USD ($)	Dec. 31, 2012 Isle of Man [Member] Commander Resources Limited [Member] USD ($)	Dec. 31, 2011 Isle of Man [Member] Commander Resources Limited [Member] USD ($)	Dec. 31, 2010 Isle of Man [Member] Commander Resources Limited [Member] USD ($)	Dec. 31, 2012 Isle of Man [Member] Laurentian Goldfields Limited [Member] USD ($)	Dec. 31, 2011 Isle of Man [Member] Laurentian Goldfields Limited [Member] USD ($)	Dec. 31, 2010 Isle of Man [Member] Laurentian Goldfields Limited [Member] USD ($)	Dec. 31, 2012 Isle of Man [Member] XDM Resources Limited [Member] USD ($)	Dec. 31, 2012 Isle of Man [Member] XDM Resources Limited [Member] CAD	Dec. 31, 2012 North America [Member] Corvus Gold Incoporated [Member] USD ($)	Dec. 31, 2011 North America [Member] Corvus Gold Incoporated [Member] USD ($)	Dec. 31, 2010 North America [Member] Corvus Gold Incoporated [Member] USD ($)	Dec. 31, 2012 Investments In Unlisted Associates [Member] USD ($)	Dec. 31, 2011 Investments In Unlisted Associates [Member] USD ($)	Mar. 19, 2013 Investments In Unlisted Associates [Member] Rand Refinery [Member]	Dec. 31, 2012 Investments In Unlisted Associates [Member] Rand Refinery [Member]	Dec. 31, 2011 Investments In Unlisted Associates [Member] Rand Refinery [Member]	Dec. 31, 2012 Investments In Unlisted Associates [Member] Oro Group Pty Ltd [Member]	Dec. 31, 2011 Investments In Unlisted Associates [Member] Oro Group Pty Ltd [Member]	Dec. 31, 2012 Investments In Unlisted Associates [Member] Margaret Water Company [Member] USD ($)	Dec. 31, 2011 Investments In Unlisted Associates [Member] Margaret Water Company [Member] USD ($)	Dec. 31, 2010 Investments In Unlisted Associates [Member] Margaret Water Company [Member] USD ($)	Dec. 31, 2012 Investments In Unlisted Associates [Member] Orpheo Pty Ltd [Member] USD ($)	Dec. 31, 2011 Investments In Unlisted Associates [Member] Orpheo Pty Ltd [Member] USD ($)	Dec. 31, 2010 Investments In Unlisted Associates [Member] Orpheo Pty Ltd [Member] USD ($)	Dec. 31, 2012 Investments In Listed Associates [Member] USD ($)	Dec. 31, 2011 Investments In Listed Associates [Member] USD ($)	Dec. 31, 2012 Investments In Listed Associates [Member] Mariana Resources Limited [Member] USD ($)	Dec. 31, 2011 Investments In Listed Associates [Member] Mariana Resources Limited [Member] USD ($)	Dec. 31, 2010 Investments In Listed Associates [Member] Mariana Resources Limited [Member] USD ($)	Dec. 31, 2012 Investments In Listed Associates [Member] Trans Siberian Gold Plc [Member] USD ($)	Dec. 31, 2011 Investments In Listed Associates [Member] Trans Siberian Gold Plc [Member] USD ($)	Dec. 31, 2010 Investments In Listed Associates [Member] Trans Siberian Gold Plc [Member] USD ($)	Dec. 31, 2012 Corporate Joint Venture [Member] USD ($)	Dec. 31, 2011 Corporate Joint Venture [Member] USD ($)	Dec. 31, 2012 Corporate Joint Venture [Member] Sadiola [Member]	Dec. 31, 2011 Corporate Joint Venture [Member] Sadiola [Member]	Dec. 31, 2012 Corporate Joint Venture [Member] Morila [Member]	Dec. 31, 2011 Corporate Joint Venture [Member] Morila [Member]	Dec. 31, 2012 Corporate Joint Venture [Member] Yatela [Member] USD ($)	Dec. 31, 2011 Corporate Joint Venture [Member] Yatela [Member] USD ($)	Dec. 31, 2010 Corporate Joint Venture [Member] Yatela [Member] USD ($)	Dec. 31, 2012 Corporate Joint Venture [Member] Thani Ashanti Alliance Limited [Member] USD ($)	Dec. 31, 2011 Corporate Joint Venture [Member] Thani Ashanti Alliance Limited [Member] USD ($)	Dec. 31, 2010 Corporate Joint Venture [Member] Thani Ashanti Alliance Limited [Member] USD ($)	Dec. 31, 2012 Corporate Joint Venture [Member] Aga Polymetal Strategic Alliance [Member] USD ($)	Dec. 31, 2011 Corporate Joint Venture [Member] Aga Polymetal Strategic Alliance [Member] USD ($)	Dec. 31, 2010 Corporate Joint Venture [Member] Aga Polymetal Strategic Alliance [Member] USD ($)	Dec. 31, 2012 Corporate Joint Venture [Member] Kibali Goldmines Spri [Member]	Dec. 31, 2011 Corporate Joint Venture [Member] Kibali Goldmines Spri [Member]	Dec. 31, 2012 Corporate Joint Venture [Member] Auru Mar Pty Ltd [Member]	Dec. 31, 2011 Corporate Joint Venture [Member] Auru Mar Pty Ltd [Member]
Accounts Receivable Net Noncurrent [Abstract]
Prepayments and accrued income	$ 31	$ 22
Recoverable tax, rebates, levies and duties	20	14
Reclamation sites trust fund	20	29
Unamortized issue costs of long-term debt, bonds and revolving credit facility	33	26
Other debtors	0	1
Other Assets, Miscellaneous, Noncurrent	111	101
Available For Sale Securities Continuous Unrealized Loss Position [Abstract]
Aggregate fair value of investments with unrealized losses - Less than 12 months	27	8
Aggregate fair value of investments with unrealized losses - More than 12 months	0	0
Aggregate fair value of investments with unrealized losses - Total	27	8
Aggregate unrealized losses - Less than 12 months	(2)	(3)
Aggregate unrealized losses - More than 12 months	0	0
Aggregate unrealized losses - Total	(2)	(3)
Available For Sale Securities Noncurrent [Abstract]
Cost	50	51
Gross unrealized gains	21	34
Gross unrealized losses	(2)	(3)
Fair value (net carrying value)	69	82
Number Of Investments	Four
Equity Method Investment, Summarized Financial Information [Abstract]
Non-current assets	2,019	1,337
Current assets	1,577	675
Equity Method Investment, Summarized Financial Information, Assets	3,596	2,012
Long-term liabilities	(58)	(64)
Loans from shareholders	(63)	(53)
Current liabilities	(1,280)	(473)
Net assets	2,195	1,422
Equity Method Investment, Summarized Financial Information, Income Statement [Abstract]
Sales and other income	886	966	823
Costs and expenses	(828)	(679)	(528)
Taxation	(78)	(120)	(126)
Net income/(loss)	(20)	167	169
Held To Maturity Securities Debt Maturities Net Carrying Amount [Abstract]
Less than one year	3
After ten years	4
Investment in marketable debt securities - held to maturity	7	8
Investment in non-marketable debt securities - held to maturity	86	85
Held-to-maturity Securities, Parenthetical Disclosure [Abstract]
Held To Maturity Securities Fair Value	11	11
Held-to-maturity Securities, Unrecognized Holding Gain	4	3
Held-to-maturity Securities, Restricted [Abstract]
Held To Maturity Assets, Noncurrent	3	2
Notes, Loans and Financing Receivable, Net, Noncurrent [Abstract]
Other loans and assets	7	9
Loans and receivables measured at amortized cost	7	6
Post-retirement assets measured according to the employee benefits accounting policy	0	3
Loans due by equity accounted joint ventures and associates	40	29
Other Assets Noncurrent [Abstract]
Investment in marketable equity securites - available for sale	69	82
Investment in marketable debt securities - held to maturity	7	8
Investment in non-marketable equity securities - available for sale	2	9
Investment in non-marketable assets - held to maturity	3	2
Investment in non-marketable debt securities - held to maturity	86	85
Restricted cash	29	23
Other non-current assets	111	101
Other long-term assets	1,360	1,001
Restricted Cash and Investments, Noncurrent [Abstract]
Restricted cash	29	23
Schedule Of Equity Method Investments [Line Items]
Carrying value of equity method investments	1,053	691																															63	5												18	15							972	671
Effective percentage held [Percent]																																				48.03%	0.00%	36.00%	25.00%	33.33%	33.33%							19.86%	19.86%		31.17%	30.90%				41.00%	41.00%	40.00%	40.00%	40.00%	40.00%		50.00%	50.00%		0.00%	50.00%		45.00%	45.00%	50.00%	50.00%
Equity Method Investment Quoted Market Value																																																3	7	0	22	35	33
Impairments of associates and equity accounted joint ventures	45	10	24																																					1	1	1	0	2	0			0	1	0										7	6	0	37	0	0	0	0	23
Purchase consideration																																																	8
Percent Disposed [Percent]																																			4.24%
Schedule Of Gain Loss On Investments Including Marketable Securities And Investments Held At Cost Income Statement Reported Amounts Summary [Line Items]
Other-than-temporary impairments recognized	9	21	2										5	19	0	0	2	0	2	0	0	1	0	0	1	0	0			0	0	2
Disposals of marketable equity securities, net of tax	0	(1)	51	0	0	(47)	0	0	(4)	0	1	0
Disposals of marketable equity securities, tax effect						0			2		0
Impairment of investments	$ 16	$ 21	$ 2																									$ 7
Price per share acquired [Per Share]																													0.25

Assets and Liabilities Held For Sale (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 03, 2012	Dec. 31, 2011
Assets And Liabilities Held For Sale Current [Abstract]
Property, plant and equipment	$ 0		$ 1
Rand Refinery [Member]
Long Lived Assets Held For Sale [Line Items]
Assets Held For Sale Long Lived	$ 0		$ 1
Percent Disposed [Percent]		5.00%
Subsidiary Or Equity Method Investee Cumulative Percentage Ownership After All Transactions [Percent]	48.03%

Other Liabilities (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 oz	Dec. 31, 2011	Dec. 31, 2010
Other Current Liabilities [Abstract]
Deferred income	$ 3	$ 6
Deferred taxation.	20	15
Pension and other post-retirement medical benefits	12	12	14
Accrual for power	43	27
Short-term portion of commodity contract	34	0
Other (including accrued liabilities)	90	60
Other current liabilities	202	120
Other Liabilities, Non-Current [Abstract]
Deferred income	1	3
Taxation. Refer to Note 7.	53	49
Commodity contract	316	0
Other creditors	9	11
Other non-current liabilities	379	63
Additional Other Liabilities Disclosure [Abstract]
Pre-existing Customer Gold Sales (Percent)	25.00%
Pre-existing Customer Gold Sales Cap (Ounces)	312,500
Pre-existing gold ounces remaining against the guarantee (Ounces)	292,672
Environmental legal claims	3
Royalty obligations	$ 14
Significant Supply Commitment Description	inflates at 1 percent compounded annually from 2013
Supply Commitment, Rate Payable (USD per Ounce)	400

Long-Term Debt (Details)	12 Months Ended																				12 Months Ended			12 Months Ended							0 Months Ended	12 Months Ended					12 Months Ended																		0 Months Ended		3 Months Ended	12 Months Ended	0 Months Ended			0 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 Loans Payable [Member] Other Loans [Member] USD ($)	Dec. 31, 2011 Loans Payable [Member] Other Loans [Member] USD ($)	Dec. 31, 2012 Commercial Paper [Member] Senior Floating Rate Notes [Member] USD ($)	Dec. 31, 2011 Commercial Paper [Member] Senior Floating Rate Notes [Member] USD ($)	Dec. 31, 2012 Commercial Paper [Member] Senior Fixed Rate Notes [Member] USD ($)	Dec. 31, 2011 Commercial Paper [Member] Senior Fixed Rate Notes [Member] USD ($)	Dec. 31, 2012 Line of Credit [Member] First Rand Bank Limited [Member] USD ($)	Dec. 31, 2011 Line of Credit [Member] First Rand Bank Limited [Member] USD ($)	Dec. 31, 2012 United States of America, Dollars [Member] USD ($)	Dec. 31, 2011 United States of America, Dollars [Member] USD ($)	Dec. 31, 2012 South Africa, Rand [Member] USD ($)	Dec. 31, 2011 South Africa, Rand [Member] USD ($)	Dec. 31, 2012 Brazil, Brazil Real [Member] USD ($)	Dec. 31, 2011 Brazil, Brazil Real [Member] USD ($)	Dec. 31, 2012 Namibia, Dollars [Member] USD ($)	Dec. 31, 2011 Namibia, Dollars [Member] USD ($)	Dec. 31, 2012 Australia, Dollars [Member] USD ($)	Dec. 31, 2011 Australia, Dollars [Member] USD ($)	Dec. 31, 2012 Mandatory Convertible Bonds [Member] USD ($)	Dec. 31, 2011 Mandatory Convertible Bonds [Member] USD ($)	Sep. 30, 2010 Mandatory Convertible Bonds [Member] USD ($)	Dec. 31, 2012 Rated Bonds Issued April 2010 [Member] USD ($)	Dec. 31, 2011 Rated Bonds Issued April 2010 [Member] USD ($)	Dec. 31, 2012 Rated Bonds Issued July 2012 [Member] USD ($)	Dec. 31, 2011 Rated Bonds Issued July 2012 [Member] USD ($)	Jul. 30, 2012 Rated Bonds Issued July 2012 [Member] USD ($)	Dec. 31, 2012 Syndicated Revolving Credit Facility Australian Dollar [Member] USD ($)	Dec. 31, 2011 Syndicated Revolving Credit Facility Australian Dollar [Member] USD ($)	May 22, 2009 Convertible Debt [Member] USD ($)	Dec. 31, 2012 Convertible Debt [Member] USD ($)	Dec. 31, 2011 Convertible Debt [Member] USD ($)	Feb. 28, 2013 Bridge Loan [Member] USD ($)	Dec. 31, 2012 Grupo Santander Brasil [Member] USD ($)	Dec. 31, 2011 Grupo Santander Brasil [Member] USD ($)	Dec. 31, 2012 Brazilean Economic Social Development Bank [Member] USD ($)	Dec. 31, 2011 Brazilean Economic Social Development Bank [Member] USD ($)	Dec. 31, 2012 Banco De Desenvolvimento De Minas Gerais [Member] USD ($)	Dec. 31, 2011 Banco De Desenvolvimento De Minas Gerais [Member] USD ($)	Dec. 31, 2012 Capital Lease Obligations [Member] USD ($)	Dec. 31, 2011 Capital Lease Obligations [Member] USD ($)	Dec. 31, 2012 Capital Lease Obligations [Member] Turbine Square Two Pty Ltd [Member] USD ($)	Dec. 31, 2011 Capital Lease Obligations [Member] Turbine Square Two Pty Ltd [Member] USD ($)	Dec. 31, 2012 Capital Lease Obligations [Member] Caterpillar Financial Services Corporation [Member] USD ($)	Dec. 31, 2011 Capital Lease Obligations [Member] Caterpillar Financial Services Corporation [Member] USD ($)	Dec. 31, 2012 Capital Lease Obligations [Member] Mazuma Capital Corporation [Member] USD ($)	Dec. 31, 2011 Capital Lease Obligations [Member] Mazuma Capital Corporation [Member] USD ($)	Dec. 31, 2012 Capital Lease Obligations [Member] Navachab Lewcor Mining Contract [Member] USD ($)	Dec. 31, 2011 Capital Lease Obligations [Member] Navachab Lewcor Mining Contract [Member] USD ($)	Dec. 31, 2012 Capital Lease Obligations [Member] California First National Bank [Member] USD ($)	Dec. 31, 2011 Capital Lease Obligations [Member] California First National Bank [Member] USD ($)	Dec. 31, 2012 Capital Lease Obligations [Member] Csi Latina Arrendamento Mercantil [Member] USD ($)	Dec. 31, 2011 Capital Lease Obligations [Member] Csi Latina Arrendamento Mercantil [Member] USD ($)	Apr. 28, 2010 Ten Year Unsecured Notes [Member] Rated Bonds Issued April 2010 [Member] USD ($)	Apr. 28, 2010 Thirty Year Unsecured Notes [Member] Rated Bonds Issued April 2010 [Member] USD ($)	Apr. 20, 2010 Four Year Syndicated Revolving Credit Facility [Member] Revolving Credit Facility [Member] USD ($)	Dec. 31, 2012 Four Year Syndicated Revolving Credit Facility [Member] Revolving Credit Facility [Member] USD ($)	Jul. 20, 2012 Five Year Syndicated Revolving Credit Facility [Member] Revolving Credit Facility [Member]	Dec. 31, 2012 Five Year Syndicated Revolving Credit Facility [Member] Revolving Credit Facility [Member] USD ($)	Dec. 31, 2011 Five Year Syndicated Revolving Credit Facility [Member] Revolving Credit Facility [Member] USD ($)	Dec. 22, 2011 Syndicated Revolving Credit Facility Australian Dollar [Member] Revolving Credit Facility [Member] AUD	Dec. 31, 2012 Syndicated Revolving Credit Facility Australian Dollar [Member] Revolving Credit Facility [Member] USD ($)	Dec. 31, 2011 Syndicated Revolving Credit Facility Australian Dollar [Member] Revolving Credit Facility [Member] USD ($)	Dec. 31, 2012 First Rand Bank Limited [Member] Domestic Line Of Credit [Member] USD ($)	Dec. 31, 2011 First Rand Bank Limited [Member] Domestic Line Of Credit [Member] USD ($)	Dec. 31, 2012 First Rand Bank Limited [Member] Foreign Line Of Credit [Member] USD ($)	Dec. 31, 2011 First Rand Bank Limited [Member] Foreign Line Of Credit [Member] USD ($)	Dec. 31, 2012 Absa Bank Limited [Member] Domestic Line Of Credit [Member] USD ($)	Dec. 31, 2011 Absa Bank Limited [Member] Domestic Line Of Credit [Member] USD ($)	Dec. 31, 2012 Absa Bank Limited [Member] Foreign Line Of Credit [Member] USD ($)	Dec. 31, 2011 Absa Bank Limited [Member] Foreign Line Of Credit [Member] USD ($)	Dec. 31, 2012 Nedbank Limited [Member] Domestic Line Of Credit [Member] USD ($)	Dec. 31, 2011 Nedbank Limited [Member] Domestic Line Of Credit [Member] USD ($)	Dec. 31, 2012 Nedbank Limited [Member] Foreign Line Of Credit [Member] USD ($)	Dec. 31, 2011 Nedbank Limited [Member] Foreign Line Of Credit [Member] USD ($)	Dec. 31, 2012 Standard Bank Of South Africa Limited [Member] Domestic Line Of Credit [Member] USD ($)	Dec. 31, 2011 Standard Bank Of South Africa Limited [Member] Domestic Line Of Credit [Member] USD ($)
Line Of Credit Facility [Line Items]
Line Of Credit Facility Maximum Borrowing Capacity																																																									$ 1,000,000,000			$ 1,000,000,000		600,000,000
Line of Credit Facility duration (years)																																																									4 year		5 year			4 year
Line Of Credit Facility Interest Rate Description																																																											LIBOR plus a margin that varies depending on the credit rating of AngloGold Ashanti Limited			BBSY plus 2 percent per annum
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage (Percent)																																																											0.53%			1.00%
Line Of Credit Facility Commitment Fee Description																																																														50 percent of the applicable margin
Frequency of Commitment Fee description																																																											quarterly in arrears			quarterly in arrears
Line of Credit Facility - Debt drawn during the year																																																										200,000,000
Drawn down																																																															266,000,000	0
Undrawn borrowing facility	1,389,000,000	1,765,000,000																																																										1,000,000,000	1,000,000,000		359,000,000	617,000,000	30,000,000	14,000,000	0	50,000,000	0	4,000,000	0	42,000,000	0	13,000,000	0	2,000,000	0	23,000,000
Debt Instrument [Line Items]
Debt And Capital Lease Obligations	2,797,000,000	1,745,000,000
Current maturities included in short term debt	(47,000,000)	(30,000,000)
Long-term debt	2,750,000,000	1,715,000,000
Unsecured Debt [Abstract]
Unsecured Debt																					588,000,000	760,000,000		1,005,000,000	1,006,000,000	761,000,000	0		266,000,000	0		689,000,000	659,000,000		1,000,000	2,000,000	1,000,000	1,000,000	1,000,000	1,000,000
Included in short-term debt at fair value	(588,000,000)	(2,000,000)																			(588,000,000)	(2,000,000)
Long term Debt Fair Value	0	758,000,000																			0	758,000,000
Debt Instrument, Interest Rate, Stated Percentage [Abstract]
Debt Instrument Interest Rate Stated Percentage (Percent)																							6.00%					5.13%			3.50%				8.11%				4.50%																5.38%	6.50%
Debt Instrument Interest Rate Terms																																					2.3 percent per annum plus delta exchange rate
Secured Debt [Abstract]
Secured Debt																																											31,000,000	33,000,000	8,000,000	10,000,000	0	2,000,000	22,000,000	29,000,000	11,000,000	0	1,000,000	2,000,000
Capital Lease Obligations [Abstract]
Capital Lease Obligation Average Interest Rate (Percent)																																													5.46%		5.60%				2.40%
Capital Lease Obligation Implied Interest Rate (Percent)																																											9.80%
Capital Lease Obligation Interest Rate (Percent)																																																	8.40%				10.40%
Long Term Debt Other Disclosures [Abstract]
Debt Instrument Face Amount																							789,000,000					750,000,000			732,500,000			750,000,000																					700,000,000	300,000,000
Debt Instrument Issue Price (Percent)																												99.40%
Senior unsecured fixed rate bonds																								1,000,000,000	1,000,000,000	750,000,000	0					686,000,000	656,000,000
Add: accrued interest																								11,000,000	12,000,000	16,000,000	0					3,000,000	3,000,000
Less: Unamortized discount																								(6,000,000)	(6,000,000)	(5,000,000)	0
Long-term debt duration (years)																															5 year																								10-year	30-year
Longterm Convertible Debt Current And Noncurrent [Abstract]
Mandatory Convertible Bond Maximum Number Of Shares On Conversion (Shares)																					18,140,000
Mandatory Convertible Bond Minimum Number Of Shares On Conversion (Shares)																					14,511,937
Mandatory Convertible Bond Maximum Share Price On Conversion (Per share)																					$ 54.375
Mandatory Convertible Bond Minimum Share Price On Conversion (Per share)																					$ 43.5
Mandatory Convertible Bond Share Price At Period End (Per share)																					$ 31.37	$ 42.45
Convertible at initial conversion price (Per ADS)																																$ 47.6126
Base Principal Amount Of Conversion Feature																																100,000
Convertible Debt If Converted Value In Excess Of Principal																																130,000
Convertible debt dealing days (days)																																20 days
Convertible debt notice period (days)																																5 days
Convertible Bond Derivative Liability Roll Forward [Abstract]
Convertible Bond Derivative Liability, Opening balance																																92,000,000	176,000,000
Fair value movements on conversion features of convertible bonds	(83,000,000)	(84,000,000)																														(83,000,000)	(84,000,000)
Convertible Bond Derivative Liability, Closing balance																															142,200,000	9,000,000	92,000,000
Capital Leases, Balance Sheet, Assets by Major Class, Net [Abstract]
Capital Leased Assets - Cost																																									99,000,000	97,000,000	30,000,000	39,000,000	16,000,000	16,000,000	7,000,000	7,000,000	30,000,000	31,000,000	12,000,000	0	4,000,000	4,000,000
Capital Lease Assets Accumulated Depreciation [Abstract]
Capital Leased Assets - Accumulated Depreciation																																									40,000,000	30,000,000	11,000,000	18,000,000	9,000,000	5,000,000	7,000,000	3,000,000	10,000,000	2,000,000	0	0	3,000,000	2,000,000
Long Term Debt By Maturity [Abstract]
2013	859,000,000
2014	703,000,000
2015	273,000,000
2016	4,000,000
2017	5,000,000
Thereafter	1,765,000,000
Total - Borrowings	3,609,000,000	2,505,000,000									3,107,000,000	2,437,000,000	210,000,000	33,000,000	4,000,000	6,000,000	22,000,000	29,000,000	266,000,000	0
Capital Leases Future Minimum Payments Due Abstract
2013																																									20,000,000
2014																																									20,000,000
2015																																									11,000,000
2016																																									7,000,000
2017																																									7,000,000
Thereafter																																									31,000,000
Total minimum lease payments																																									96,000,000
Less interest																																									(23,000,000)
Present value of net minimum lease payments																																									73,000,000
Less current portion																																									(15,000,000)
Long-term capital lease obligation																																									58,000,000
Short Term Debt [Line Items]
Current maturities included in long term debt	47,000,000	30,000,000
Unsecured Debt Current			45,000,000	0	84,000,000	0	36,000,000	0	59,000,000	0
Short-term debt	$ 271,000,000	$ 30,000,000

Provision for Environmental Rehabilitation (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Asset Retirement Obligations Noncurrent [Abstract]
Accrued environmental rehabilitation costs	$ 758	$ 653
Environmental Exit Cost [Line Items]
Estimated liability	2,984	2,542
Environmental and reclamation bonds	184	131
Corporate Joint Venture [Member]
Environmental Exit Cost [Line Items]
Estimated liability	$ 61	$ 57

Commitments and Contingencies (Details) In Millions, unless otherwise specified	12 Months Ended								0 Months Ended	12 Months Ended																12 Months Ended				12 Months Ended																											12 Months Ended
	Dec. 31, 2012 USD ($) oz number	Dec. 31, 2011 USD ($) number	Dec. 31, 2010 USD ($) number	Dec. 31, 2012 Rated Bonds Issued April 2010 [Member] USD ($)	Dec. 31, 2011 Rated Bonds Issued April 2010 [Member] USD ($)	Dec. 31, 2012 Rated Bonds Issued July 2012 [Member] USD ($)	Jul. 30, 2012 Rated Bonds Issued July 2012 [Member] USD ($)	Dec. 31, 2011 Rated Bonds Issued July 2012 [Member] USD ($)	Jul. 21, 2012 Mine Waste Solutions [Member] oz	Dec. 31, 2012 Mine Waste Solutions [Member] USD ($) oz	Dec. 31, 2011 Mine Waste Solutions [Member] USD ($)	Apr. 20, 2010 Four Year Syndicated Revolving Credit Facility [Member] USD ($)	Dec. 31, 2012 Five Year Syndicated Revolving Credit Facility [Member] USD ($)	Dec. 31, 2011 Five Year Syndicated Revolving Credit Facility [Member] USD ($)	Dec. 31, 2012 Convertible Debt [Member] USD ($)	Dec. 31, 2011 Convertible Debt [Member] USD ($)	May 22, 2009 Convertible Debt [Member] USD ($)	Dec. 31, 2012 Mandatory Convertible Bonds [Member] USD ($)	Dec. 31, 2011 Mandatory Convertible Bonds [Member] USD ($)	Sep. 30, 2010 Mandatory Convertible Bonds [Member] USD ($)	Dec. 31, 2012 Syndicated Revolving Credit Facility Australian Dollar [Member] USD ($)	Dec. 31, 2011 Syndicated Revolving Credit Facility Australian Dollar [Member] USD ($)	Dec. 22, 2011 Syndicated Revolving Credit Facility Australian Dollar [Member] AUD	Apr. 28, 2010 Ten Year Unsecured Notes [Member] Rated Bonds Issued April 2010 [Member] USD ($)	Apr. 28, 2010 Thirty Year Unsecured Notes [Member] Rated Bonds Issued April 2010 [Member] USD ($)	Dec. 31, 2012 South Africa [Member] Unasserted Claim [Member] USD ($) number	Dec. 31, 2011 South Africa [Member] Unasserted Claim [Member] USD ($)	Dec. 31, 2012 Brazil [Member] AngloGold Ashanti Brasil Mineracao Ltda [Member] USD ($)	Dec. 31, 2011 Brazil [Member] AngloGold Ashanti Brasil Mineracao Ltda [Member] USD ($)	Dec. 31, 2012 Brazil [Member] Mineracao Serra Grande S.A. [Member] USD ($)	Dec. 31, 2011 Brazil [Member] Mineracao Serra Grande S.A. [Member] USD ($)	Dec. 31, 2012 Brazil [Member] Contingent Liabilities Gold Deliveries Sales Tax First Assessment [Member] Mineracao Serra Grande S.A. [Member] USD ($)	Dec. 31, 2011 Brazil [Member] Contingent Liabilities Gold Deliveries Sales Tax First Assessment [Member] Mineracao Serra Grande S.A. [Member] USD ($)	Dec. 31, 2012 Brazil [Member] Contingent Liabilities Gold Deliveries Sales Tax Second Assessment [Member] Mineracao Serra Grande S.A. [Member] USD ($)	Dec. 31, 2011 Brazil [Member] Contingent Liabilities Gold Deliveries Sales Tax Second Assessment [Member] Mineracao Serra Grande S.A. [Member] USD ($)	Dec. 31, 2012 Brazil [Member] Contingent Liabilities Other Tax Disputes Departmento Nacional de Producao Mineral [Member] AngloGold Ashanti Brasil Mineracao Ltda [Member] USD ($)	Dec. 31, 2011 Brazil [Member] Contingent Liabilities Other Tax Disputes Departmento Nacional de Producao Mineral [Member] AngloGold Ashanti Brasil Mineracao Ltda [Member] USD ($)	Dec. 31, 2012 Brazil [Member] Contingent Liabilities Other Tax Disputes Various [Member] AngloGold Ashanti Brasil Mineracao Ltda [Member] USD ($)	Dec. 31, 2011 Brazil [Member] Contingent Liabilities Other Tax Disputes Various [Member] AngloGold Ashanti Brasil Mineracao Ltda [Member] USD ($)	Dec. 31, 2012 Ghana [Member] USD ($)	Dec. 31, 2011 Ghana [Member] USD ($)	Dec. 31, 2012 Colombia [Member] AngloGold Ashanti Colombia S.A. [Member] USD ($)	Dec. 31, 2011 Colombia [Member] AngloGold Ashanti Colombia S.A. [Member] USD ($)	Dec. 31, 2012 Colombia [Member] Contingent Liabilities, Additional Tax Payable [Member] AngloGold Ashanti Colombia S.A. [Member] USD ($)	Dec. 31, 2011 Colombia [Member] Contingent Liabilities, Additional Tax Payable [Member] AngloGold Ashanti Colombia S.A. [Member] USD ($)	Dec. 31, 2012 Colombia [Member] Contingent Liabilities, Expected Interest and Penalties on Tax Payable [Member] AngloGold Ashanti Colombia S.A. [Member] USD ($)	Dec. 31, 2011 Colombia [Member] Contingent Liabilities, Expected Interest and Penalties on Tax Payable [Member] AngloGold Ashanti Colombia S.A. [Member] USD ($)	Dec. 31, 2012 Project Expenditure [Member] USD ($)	Dec. 31, 2011 Project Expenditure [Member] USD ($)	Dec. 31, 2012 Other capital expenditure [Member] USD ($)	Dec. 31, 2011 Other capital expenditure [Member] USD ($)	Dec. 31, 2012 Other Contractual Purchase Obligations [Member] USD ($)	Dec. 31, 2011 Other Contractual Purchase Obligations [Member] USD ($)	Dec. 31, 2012 Kinross Gold Corporation [Member] USD ($)	Dec. 31, 2012 Kinross Gold Corporation [Member] BRL	Dec. 31, 2011 Kinross Gold Corporation [Member] USD ($)	Dec. 31, 2012 Boddington Gold Mine [Member] USD ($)	Dec. 31, 2011 Boddington Gold Mine [Member] USD ($)	Dec. 31, 2012 Tau Lekoa Gold Mine [Member] USD ($) oz	Dec. 31, 2012 Tau Lekoa Gold Mine [Member]	Dec. 31, 2011 Tau Lekoa Gold Mine [Member] USD ($)	Dec. 31, 2012 Oro Group [Member] USD ($)	Dec. 31, 2012 Oro Group [Member] ZAR	Dec. 31, 2011 Oro Group [Member] USD ($)	Dec. 31, 2012 AngloGold Ashanti United States Of America [Member] USD ($)	Dec. 31, 2011 AngloGold Ashanti United States Of America [Member] USD ($)	Dec. 31, 2012 AngloGold Ashanti Australia [Member] USD ($)	Dec. 31, 2011 AngloGold Ashanti Australia [Member] USD ($)	Dec. 31, 2012 AngloGold Ashanti [Member] USD ($)	Dec. 31, 2011 AngloGold Ashanti [Member] USD ($)	Dec. 31, 2012 AngloGold Ashanti Iduapriem [Member] USD ($)	Dec. 31, 2011 AngloGold Ashanti Iduapriem [Member] USD ($)	Dec. 31, 2012 Ashanti Goldfields Kilo Sarl [Member] USD ($)	Dec. 31, 2011 Ashanti Goldfields Kilo Sarl [Member] USD ($)
Commitments and Contingencies [Abstract]
Contingent Liabilities Financial Guarantees And Hedging Guarantees Total	$ 4,277	$ 2,986
Financial Guarantees [Line Items]
Financial Guarantees Surety																																																														12	100	12
Financial Guarantees, Surety Termination Notice Period (Days)																																																														90 days	90 days
Financial Guarantees Reclamation Bonds																																																																	132	101
AngloGold Ashanti Environmental bonds																																																																			52	30
Financial Guarantees Environmental Guarantees																																																																					162	166	32	0	10	0
Gain Contingencies [Line Items]
Contingent Assets Royalty																																																									0	0	0		0
Contingent Assets, Indemnity																																																						(90)		0
Contingent Assets, Maximum amount of indemnity																																																						(125)	(255)
Equity Interest Acquired (Percent)																																																						50.00%	50.00%
Royalties received during the year ended December 31	23	79	8																																																								5		5
Total royalties recorded to date																																																									60	42
Contingent Assets, Rate Payable (USD Per Ounce)																																																									600
Contingent Assets Maximum Royalty Cap																																																									100
Contingent Assets, Royalty On Further Production Receivable (Ounces)																																																											1,500,000	1,500,000
Contingent Assets Ounces Produced (Ounces)																																																											304,643	304,643
Contingent Assets Maximum Gold Price Before Royalty Entitlement (ZAR per Kilogram)																																																											180,000	180,000
Contingent Assets Royalty Payment Rate (Percent)																																																											3.00%	3.00%
Royalty Revenue Collection Period (Days)																																																									45 days
Hedging Guarantees [Abstract]
Hedging Guarantees Gold Delivery	0	0
Long Term Commitment Excluding Unconditional Purchase Obligation [Abstract]
Contracts For Capital Expenditure	1,075	202
Authorized by the directors but not yet contracted for	2,242	1,128
Total Capital Expenditure Commitments	3,317	1,330
Including commitments through contractual arrangements by equity accounted joint ventures amounting to:	749	14
Long Term Purchase Commitment [Line Items]
Within one year																																																1,092	832	517	421	643	334
Thereafter																																																1,708	46	0	31	102	129
Total for Project Expenditure																																																2,800	878
Total for Stay in Business Expenditure																																																		517	452
Total for Other Contractual purchase obligations																																																				745	463
Loss Contingency [Abstract]
Contingent Liabilities Groundwater Pollution	0	0
Contingent Liabilities Deep Groundwater Pollution	0	0
Contingent Liabilities Gold Deliveries Sales Tax																														156	88	96	54	60	34
Contingent Liabilities, Gold Deliveries Sales Tax (Percent)																														12.00%
Contingent Liabilities, Other Tax Disputes																												38	29	19	9					21	21	17	8			161	0	26	0	135	0
Contingent Liabilities Indirect Taxes																																								23	12
Occupational Diseases in Mines and Works Act ("ODMWA") litigation																										0	0
Loss Contingency, Damages Sought, Value																										9
Loss Contingency, Number of Plaintiffs (Number)																										31
Financial Guarantees [Abstract]
Guarantees Fair Value Disclosure				1,011	1,012	766		0					0	0	736	736		791	791		266	0
Line Of Credit Facility Maximum Borrowing Capacity												1,000	1,000										600
Line of credit facility - Revolving Credit Facility period (years)												four year	five year										four year
Debt Instrument Face Amount							750										732.5			789				700	300
Debt Instrument Interest Rate Stated Percentage							5.13%										3.50%			6.00%				5.38%	6.50%
Performance Guarantees [Abstract]
Performance guarantees										0	0
Pre-existing Customer Gold Sales (Percent)	25.00%								25.00%
Pre-existing Customer Gold Sales Cap (Ounces)	312,500								312,500
Pre-existing gold ounces remaining against the guarantee (Ounces)	292,672									292,672
Vulnerability From Concentrations [Abstract]
Vulnerability From Concentrations, Discount Rate (Percent)	7.82%
Recoverable value added tax	16
Recoverable fuel duties	35
Appeal deposits	$ 4
Collective Bargaining Agreement Time Period	two year
Entity Number Of Employees	65,822	61,242	62,046

Stockholders' Equity (Details) In Millions, except Share data, unless otherwise specified	12 Months Ended									12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 ZAR	Dec. 31, 2012 Redeemable Preference Shares Classa [Member]	Dec. 31, 2012 Redeemable Preference Shares Class B [Member]	Dec. 31, 2012 Employee Share Ownership Plan [Member]	Dec. 31, 2011 Employee Share Ownership Plan [Member]	Dec. 31, 2010 Employee Share Ownership Plan [Member]	Dec. 31, 2012 Izingwe Holdings [Member] USD ($)	Dec. 31, 2011 Izingwe Holdings [Member] USD ($)	Dec. 31, 2010 Izingwe Holdings [Member] USD ($)
Common Stock Number Of Shares Par Value And Other Disclosures [Abstract]
Stock issued as part of equity offering completed on September 15, 2010	$ 0	$ 0	$ 773
Stock issued as part of equity offering completed on September 15, 2010 (shares)	0	0	18,140,000
Stock issued on the exercise of options/awards granted in terms of the share incentive scheme (Shares)	945,641	889,593	823,411
Stock issued on the exercise of options/awards granted in terms of the share incentive scheme	33	33	26
E shares cancelled and stock issued in accordance with the cancellation formula pertaining to the Employee Share Ownership Plan and Izingwe Holdings (Shares)	132,978	99,747	0
E shares cancelled and stock issued in accordance with the cancellation formula pertaining to the Employee Share Ownership Plan and Izingwe Holdings	7	20	12
Stock transferred from the Employee Share Ownership Plan to exiting employees pursuant to the rules of the scheme	7	7	10
Stock transferred from the Employee Share Ownership Plan to exiting employees pursuant to the rules of the scheme (Shares)	172,149	156,958	230,921
Stock Issued During Period Shares Period Increase Decrease (shares)	900,768	1,076,298	18,914,332
Stockholders Equity Period Increase Decrease	47	60	821
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
E Shares Of Common Stock, Cancelled (shares)							615,210	922,328	708,872	(350,000)	(70,000)	(280,000)
E Shares Of Common Stock, Cancelled	$ 0	$ 0	$ 0							$ 0	$ 0	$ 0
Stockholders' Equity
Common Stock Shares Authorized (shares)				600,000,000
Common Stock Par Or Stated Value (ZAR Per Share)				0.25
Common Stock Issuable Directors Discretion Percentage	5.00%
Common Stock Shares Authorized For Issue By Board Of Directors (shares)				19,166,048
Temporary Equity [Line Items]
Temporary Equity, Shares Outstanding (shares)					2,000,000	778,896

Fair Value Measurements (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended						12 Months Ended								12 Months Ended
	Dec. 31, 2012 oz	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Convertible Debt [Member]	May 22, 2009 Convertible Debt [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member]	Dec. 31, 2012 Fair Value, Measurements, Nonrecurring [Member]	Dec. 31, 2012 Estimate Of Fair Value Fair Value Disclosure [Member] Fair Value, Measurements, Nonrecurring [Member]	Dec. 31, 2012 Fair Value Inputs Level 1 [Member] Fair Value, Measurements, Recurring [Member]	Dec. 31, 2012 Fair Value Inputs Level 1 [Member] Fair Value, Measurements, Nonrecurring [Member]	Dec. 31, 2012 Fair Value Inputs Level 2 [Member] Fair Value, Measurements, Recurring [Member]	Dec. 31, 2012 Fair Value Inputs Level 2 [Member] Fair Value, Measurements, Nonrecurring [Member]	Dec. 31, 2012 Fair Value Inputs Level 3 [Member] Fair Value, Measurements, Recurring [Member]	Dec. 31, 2012 Fair Value Inputs Level 3 [Member] Fair Value, Measurements, Nonrecurring [Member]	Dec. 31, 2012 South Africa [Member] Great Noligwa [Member]	Dec. 31, 2011 South Africa [Member] Great Noligwa [Member]	Dec. 31, 2010 South Africa [Member] Great Noligwa [Member]	Dec. 31, 2012 South Africa [Member] Great Noligwa [Member] Fair Value, Measurements, Nonrecurring [Member] oz	Dec. 31, 2012 South Africa [Member] Great Noligwa [Member] Estimate Of Fair Value Fair Value Disclosure [Member] Fair Value, Measurements, Nonrecurring [Member]	Dec. 31, 2012 South Africa [Member] Great Noligwa [Member] Fair Value Inputs Level 2 [Member] Fair Value, Measurements, Nonrecurring [Member]	Dec. 31, 2012 South Africa [Member] Great Noligwa [Member] Carrying Reported Amount Fair Value Disclosure [Member] Fair Value, Measurements, Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents						$ 892			$ 892
Marketable and non-marketable equity securities						71			69		2
Mandatory convertible bonds						(588)			(588)
Embedded derivative						(1)					(1)
Option component of convertible bonds						(9)					(9)
Items measured at fair value on a non-recurring basis [Abstract]
Items measured at fair value on a non-recurring basis								32		0		32		0
Total gain/(loss) on items measured at fair value on a non-recurring basis							(412)
Long-lived assets held and used [Abstract]
Long-lived assets held and used																			32	32	74
Total gain/(loss) on long-lived assets held and used															(42)	0	0	(42)
Fair Value Assumptions and Methodology for Assets and Liabilities [Abstract]
Impairment, Real Pre Tax Rate [Percent]															13.00%			13.00%
Long-term real gold price estimate [Dollar per Ounce]	1,584	1,530	1,113															1,584
Proven and Probable Ore Reserves [Ounces]	74,100,000																	400,000
Long-lived assets abandoned [Abstract]
Long-lived assets abandoned								0
Total gain/(loss) on long-lived assets abandoned	(367)	(17)	(91)				(325)
Associates and equity accounted joint ventures [Abstract]
Associates and equity accounted joint ventures								0
Total gain/(loss) on associates and equity accounted joint ventures	(45)	(10)	(24)				(45)
Debt Instrument Convertible Inputs Of Conversion Feature [Abstract]
Market quoted bond price (percent)				103.90%
Fair value of bond excluding conversion feature (percent)				102.60%
Fair value of conversion feature (percent)				1.30%
Total issued bond value ($ million)					$ 732.5

Financial Risk Management Activities (Details) In Millions, unless otherwise specified	12 Months Ended						12 Months Ended																																												12 Months Ended						12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2012 Increase by five units [Member] Convertible Debt [Member] United States Dollar [Member] USD ($)	Dec. 31, 2012 Decrease by five units [Member] Convertible Debt [Member] United States Dollar [Member] USD ($)	Dec. 31, 2012 Increase spot by 1 unit [Member] ZAR:$ [Member] USD ($)	Dec. 31, 2012 Increase spot by 1 unit [Member] NAD:$ [Member] USD ($)	Dec. 31, 2012 Decrease spot by 1 unit [Member] ZAR:$ [Member] USD ($)	Dec. 31, 2012 Decrease spot by 1 unit [Member] NAD:$ [Member] USD ($)	Dec. 31, 2012 Increase spot by 25 cents [Member] BRL:$ [Member] USD ($)	Dec. 31, 2012 Decrease spot by 25 cents [Member] BRL:$ [Member] USD ($)	Dec. 31, 2012 Increase spot by 0.05 cents [Member] AUD:$ [Member] USD ($)	Dec. 31, 2012 Decrease by 0.05 cents [Member] AUD:$ [Member] USD ($)	Dec. 31, 2012 United States of America, Dollars [Member] USD ($)	Dec. 31, 2011 United States of America, Dollars [Member] USD ($)	Dec. 31, 2012 United States of America, Dollars [Member] Loans And Finance Receivables [Member] USD ($)	Dec. 31, 2011 United States of America, Dollars [Member] Loans And Finance Receivables [Member] USD ($)	Dec. 31, 2012 United States of America, Dollars [Member] Interest Rate Risk [Member] USD ($)	Dec. 31, 2012 United States of America, Dollars [Member] Borrowings [Member] USD ($)	Dec. 31, 2012 South Africa, Rand [Member] USD ($)	Dec. 31, 2011 South Africa, Rand [Member] USD ($)	Dec. 31, 2012 South Africa, Rand [Member] Loans And Finance Receivables [Member] ZAR	Dec. 31, 2011 South Africa, Rand [Member] Loans And Finance Receivables [Member] ZAR	Dec. 31, 2012 South Africa, Rand [Member] Interest Rate Risk [Member] ZAR	Dec. 31, 2012 South Africa, Rand [Member] Borrowings [Member] ZAR	Dec. 31, 2012 Brazil, Brazil Real [Member] USD ($)	Dec. 31, 2011 Brazil, Brazil Real [Member] USD ($)	Dec. 31, 2012 Brazil, Brazil Real [Member] Loans And Finance Receivables [Member] BRL	Dec. 31, 2011 Brazil, Brazil Real [Member] Loans And Finance Receivables [Member] BRL	Dec. 31, 2012 Brazil, Brazil Real [Member] Interest Rate Risk [Member] BRL	Dec. 31, 2012 Brazil, Brazil Real [Member] Borrowings [Member] BRL	Dec. 31, 2012 Namibia, Dollars [Member] USD ($)	Dec. 31, 2011 Namibia, Dollars [Member] USD ($)	Dec. 31, 2012 Namibia, Dollars [Member] Loans And Finance Receivables [Member] NAD	Dec. 31, 2011 Namibia, Dollars [Member] Loans And Finance Receivables [Member] NAD	Dec. 31, 2012 Namibia, Dollars [Member] Interest Rate Risk [Member] NAD	Dec. 31, 2012 Namibia, Dollars [Member] Borrowings [Member] NAD	Dec. 31, 2012 Australia, Dollars [Member] USD ($)	Dec. 31, 2011 Australia, Dollars [Member] USD ($)	Dec. 31, 2012 Australia, Dollars [Member] Loans And Finance Receivables [Member] AUD	Dec. 31, 2011 Australia, Dollars [Member] Loans And Finance Receivables [Member] AUD	Dec. 31, 2012 Australia, Dollars [Member] Interest Rate Risk [Member] AUD	Dec. 31, 2012 Australia, Dollars [Member] Borrowings [Member] AUD	Dec. 31, 2012 Argentina, Pesos [Member] Loans And Finance Receivables [Member] ARS	Dec. 31, 2011 Argentina, Pesos [Member] Loans And Finance Receivables [Member] ARS	Dec. 31, 2012 Carrying Reported Amount Fair Value Disclosure [Member] USD ($)	Dec. 31, 2011 Carrying Reported Amount Fair Value Disclosure [Member] USD ($)	Dec. 31, 2012 Estimate Of Fair Value Fair Value Disclosure [Member] USD ($)	Dec. 31, 2011 Estimate Of Fair Value Fair Value Disclosure [Member] USD ($)	Dec. 31, 2012 Capital Additions[ Member] USD ($)	Dec. 31, 2011 Capital Additions[ Member] USD ($)	Dec. 31, 2012 Option [Member] Convertible Debt [Member] Derivative Liabilities, Noncurrent [Member] USD ($)	Dec. 31, 2011 Option [Member] Convertible Debt [Member] Derivative Liabilities, Noncurrent [Member] USD ($)	Dec. 31, 2012 Embedded Derivative Financial Instruments [Member] Derivative Liabilities, Noncurrent [Member] USD ($)	Dec. 31, 2011 Embedded Derivative Financial Instruments [Member] Derivative Liabilities, Noncurrent [Member] USD ($)	Dec. 31, 2012 Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] USD ($)	Dec. 31, 2011 Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] USD ($)	Dec. 31, 2010 Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] USD ($)	Dec. 31, 2012 Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] Commodity [Member] USD ($)	Dec. 31, 2011 Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] Commodity [Member] USD ($)	Dec. 31, 2010 Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] Commodity [Member] USD ($)	Dec. 31, 2012 Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] Forward Contracts [Member] Commodity [Member] USD ($)	Dec. 31, 2011 Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] Forward Contracts [Member] Commodity [Member] USD ($)	Dec. 31, 2010 Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] Forward Contracts [Member] Commodity [Member] USD ($)	Dec. 31, 2012 Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] Forward Contracts [Member] Foreign Exchange Contract [Member] USD ($)	Dec. 31, 2011 Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] Forward Contracts [Member] Foreign Exchange Contract [Member] USD ($)	Dec. 31, 2010 Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] Forward Contracts [Member] Foreign Exchange Contract [Member] USD ($)	Dec. 31, 2012 Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] Interest Rate Swap Member Gold [Member] USD ($)	Dec. 31, 2011 Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] Interest Rate Swap Member Gold [Member] USD ($)	Dec. 31, 2010 Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] Interest Rate Swap Member Gold [Member] USD ($)	Dec. 31, 2012 Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] Option [Member] Commodity [Member] USD ($)	Dec. 31, 2011 Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] Option [Member] Commodity [Member] USD ($)	Dec. 31, 2010 Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] Option [Member] Commodity [Member] USD ($)	Dec. 31, 2012 Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] Option [Member] Foreign Exchange Contract [Member] USD ($)	Dec. 31, 2011 Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] Option [Member] Foreign Exchange Contract [Member] USD ($)	Dec. 31, 2010 Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] Option [Member] Foreign Exchange Contract [Member] USD ($)	Dec. 31, 2012 Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] Option [Member] Convertible Debt [Member] USD ($)	Dec. 31, 2011 Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] Option [Member] Convertible Debt [Member] USD ($)	Dec. 31, 2010 Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] Option [Member] Convertible Debt [Member] USD ($)	Dec. 31, 2012 Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] Warrant [Member] Equity Member USD ($)	Dec. 31, 2011 Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] Warrant [Member] Equity Member USD ($)	Dec. 31, 2010 Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] Warrant [Member] Equity Member USD ($)	Dec. 31, 2012 Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] Embedded Derivative Financial Instruments [Member] USD ($)	Dec. 31, 2011 Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] Embedded Derivative Financial Instruments [Member] USD ($)	Dec. 31, 2010 Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] Embedded Derivative Financial Instruments [Member] USD ($)
Credit Risk Derivatives [Abstract]
Combined maximum credit risk exposure	$ 183	$ 198
Fair Value Concentration Of Risk Derivative Financial Instruments Liabilities	0	0
Derivative Instruments Not Designated As Hedging Instruments Gain Loss Net [Abstract]
Realized																																																									0	0	2,975				0	0	377	0	0	13	0	0	15	0	0	2,573	0	0	(3)
Unrealized																																																									(93)	(83)	(2,272)	(10)	0	0	0	0	(265)				0	0	(13)	0	0	(1,999)				(83)	(84)	1	0	0	5	0	1	(1)
(Gain)/Loss on non-hedge derivatives	(93)	(83)	703
Derivative Assets Liabilities At Fair Value Net By Balance Sheet Classification [Abstract]
Other Derivatives Not Designated As Hedging Instruments Liabilities At Fair Value	(10)	(93)																																																			(9)	(92)	(1)	(1)
Derivatives non-current liabilities	(10)	(93)																																																			(9)	(92)	(1)	(1)
Derivative Liabilities	(10)	(93)
Other Comprehensive Income Derivatives Qualifying As Hedges Net Of Tax Period Increase Decrease [Abstract]
Accumulated other comprehensive income as of January 1,	(3)	(3)																																																	(3)	(3)
Changes in fair value recognized - before tax	0	0																																																	0	0
Changes in fair value recognized - after tax	0	0
Reclassification adjustments - before tax	0	0																																																	0	0
Reclassification adjustments	0	0	20
Accumulated other comprehensive income as of December 31,	(3)	(3)	(3)																																																(3)	(3)
Accumulated Other Comprehensive income as of December 31,Net of tax	(2)	(2)	(2)
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Cash and cash equivalents	892	1,112	586	1,100																																											892	1,112	892	1,112
Restricted cash																																															64	58	64	58
Short-term debt	(271)	(30)																																													(271)	(30)	(271)	(30)
Short-term debt at fair value	(588)	(2)																																													(588)	(2)	(588)	(2)
Long-term debt	(2,750)	(1,715)																																													(2,750)	(1,715)	(2,871)	(1,857)
Long-term debt at fair value	0	(758)																																													0	(758)	0	(758)
Derivatives	(10)	(93)																																													(10)	(93)	(10)	(93)
Marketable equity securities - available for sale	69	82																																													69	82	69	82
Marketable debt securities - held to maturity	7	8																																													7	8	11	11
Non-marketable equity securities - available for sale	2	9																																													2	0	2	0
Non-marketable assets - held to maturity	3	2																																													3	2	3	2
Non-marketable debt securities - held to maturity	86	85																																													86	85	86	85
Hedge Book Position [Abstract]
Maturity Value Of Capital Expenditure Cash Flow Hedge Losses	3	3	3
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net	93	83	(703)
Cash And Loans Advances Maturities Profile [Abstract]
Fixed rate investment amount - less than one year																	1	10					780	3,030					0	0					0	0					0	81			0	0
Fixed rate investment effective percent - less than one year (Percent)																	2.50%	0.48%					3.55%	5.50%					0.00%	0.00%					0.00%	0.00%					0.00%	4.65%			0.00%	0.00%
Floating rate investment amount - less than one year																	611	467					215	164					34	27					2	119					29	23			73	1
Floating rate investment effective percent - less than one year (Percent)																	0.30%	0.20%					2.10%	3.55%					7.51%	6.61%					4.30%	4.08%					3.00%	4.45%			15.00%	10.23%
Maturities Of Long Term Debt [Abstract]
Within one year - Borrowings amount	859																		669	669					1,521	1,521					4	4					68	68					0	0
Within one year - Effective Percentage (Percent)																			5.70%	5.70%					5.70%	5.70%					9.30%	9.30%					8.40%	8.40%					0.00%	0.00%
Between one and two years - Borrowings amount	703																			691						8						2						84						0
Between one and two years - Effective Percentage (Percent)																				3.50%						9.80%						5.80%						8.40%						0.00%
Between one and three years - Borrowings amount																			693						25						2						118						256
Between one and three years- Effective Percentage (Percent)																			3.50%						9.80%						5.80%						8.40%						5.10%
Between two and five years - Borrowings amount																				6						59						0						34						256
Between two and five years - Effective Percentage (Percent)																				2.90%						9.80%						0.00%						8.40%						5.10%
After three years - Borrowings amount																			1,745						228						2						0						0
After three years - Effective Percentage (Percent)																			5.40%						9.80%						4.50%						0.00%						0.00%
After five years - Borrowings amount	1,765																			1,741						186						2						0						0
After five years - Effective Percentage (Percent)																				5.50%						9.80%						4.50%						0.00%						0.00%
Total - Borrowings	3,609	2,505													3,107	2,437			3,107	3,107	210	33			1,774	1,774	4	6			8	8	22	29			186	186	266	0			256	256
Foreign Exchange Risk [Line Items]
Change in borrowings total							(22)	(2)	28	3	0	1	(13)	14
Derivative Sensitivity Analysis [Line Items]
Non-hedge accounted					(14)	7
Total change in fair value					(14)	7
Summary Of Derivative Instruments Impact On Results Of Operations [Abstract]
Hedge Settlements Total Accelerated	$ 0	$ 0	$ 2,698

Financial Risk Management Activities Continued (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Maturing Within One Year [Member]	Dec. 31, 2011 Maturing Within One Year [Member]	Dec. 31, 2012 Maturing Between One And Two Years [Member]	Dec. 31, 2011 Maturing Between One And Two Years [Member]	Dec. 31, 2012 Maturing Between Two And Five Years [Member]	Dec. 31, 2011 Maturing Between Two And Five Years [Member]	Dec. 31, 2012 Maturing After Five Years [Member]	Dec. 31, 2011 Maturing After Five Years [Member]	Dec. 31, 2012 Mandatory Convertible Bonds [Member] Increase by five units [Member] Market Approach Valuation Technique [Member]	Dec. 31, 2012 Mandatory Convertible Bonds [Member] Decrease by five units [Member] Market Approach Valuation Technique [Member]
Longterm Convertible Debt Current And Noncurrent [Abstract]
Change in value of the mandatory convertible bond liability											$ 72	$ (83)
Maturity Profile Of Derivatives Carrying Value [Line Items]
Derivative Assets	0	0	0	0	0	0	0	0	0	0
Derivative Liabilities	(10)	(93)	0	0	(9)	0	0	(92)	(1)	(1)
Derivative Assets Liabilities At Fair Value Net	$ (10)	$ (93)	$ 0	$ 0	$ (9)	$ 0	$ 0	$ (92)	$ (1)	$ (1)

Additional Cash Flow Information (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Additional Cash Flow Elements [Abstract]
Interest paid	$ 145	$ 144	$ 115
Taxation paid	507	477	188
Non-cash investing and financing items not reported in the consolidated statements of cash flows:
Exercise of share options	45	51	43
Foreign exchange transaction gain	2	11	2
Foreign exchange transaction gain included in Interest, dividends and other amounts to	8	2	3
Non cash movements included in Property, plant & equipment	$ 68	$ 389	$ 302

Provision for Pension and Other Post-Retirement Medical Benefits (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Contribution Pension And Other Postretirement Plans Disclosure [Abstract]
Defined Contribution Plan Cost Recognized	$ 69	$ 64	$ 64
Defined Benefit Plan Amounts Recognized In Balance Sheet [Abstract]
Net amount recognized	221	194	191
Transferred to other non-current assets	0	3
Transfer Other Current Liabilities [Abstract]
Short-term portion transferred to other current liabilities.	(12)	(12)	(14)
Total provision classified as a non-current liability	209	185	180
Defined Benefit Plan Change In Fair Value Of Plan Assets Roll Forward
Net amount recognized	(221)	(194)	(191)
AngloGold Ashanti Pension Fund [Member]
Defined Benefit Plan Amounts Recognized In Balance Sheet [Abstract]
Net amount recognized	24	23	0
Transfer Other Current Liabilities [Abstract]
Defined Benefit Plan Accumulated Benefit Obligation	274	269	290
Defined Benefit Plan Change In Benefit Obligation Roll Forward
Benefit obligation at January 1,	307	334	269
Service cost	7	7	7
Interest cost	26	25	25
Plan participants contributions	1	2	2
Actuarial (gain)/Loss	22	22	21
Benefits paid	(18)	(19)	(28)
Translation	(17)	(64)	38
Benefit obligation at December 31,	328	307	334
Defined Benefit Plan Change In Fair Value Of Plan Assets Roll Forward
Fair value of plan assets at January 1,	284	334	274
Actual return on plan assets	45	24	40
Company contributions	7	7	8
Plan participants contributions	1	2	2
Benefits paid	(18)	(19)	(28)
Translation	(15)	(64)	38
Fair value of plan assets at December 31,	304	284	334
Funded/(Unfunded) status at end of year	(24)	(23)	0
Net amount recognized	(24)	(23)	0
Defined Benefit Plan Net Periodic Benefit Cost Abstract
Service cost	7	7	7
Interest cost	26	25	25
Actuarial loss/(gain)	8	28	10
Expected return on assets	(31)	(30)	(29)
Net periodic benefit cost	10	30	13
Weighted-average assumptions used to determine benefit obligations at December 31,
Discount rate (Percent)	8.25%	8.75%	8.50%
Rate of compensation increase (Percent)	8.00%	8.00%	7.25%
Short Term Increase In Compensation Rates (Percent)	5.50%	7.50%	7.50%
Long Term Increase In Compensation Rates (Percent)	8.00%	8.00%	7.25%
Weighted-average assumptions used to determine the net periodic benefit cost for the years ended December 31,
Discount rate (Percent)	8.25%	8.75%	8.50%
Expected long-term return on plan assets (Percent)	10.53%	11.20%	9.99%
Rate of compensation increase (Percent)	8.00%	8.00%	7.25%
Pension Increase (Percent)	5.40%	5.40%	4.73%
Defined Benefit Plan Information About Plan Assets Abstract
Defined Benefit Plan Fair Value Of Plan [Assets]	304	284	334
Investment Owned At Fair Value	92	89
Defined benefit plan - Weighted average asset allocations (percent)	100.00%	100.00%
Defined Benefit Plan Estimated Future Employer Contributions [Abstract]
Expected Company Contributions in the next fiscal year	5
Defined Benefit Plan Estimated Future Benefit Payments [Abstract]
2013	19
2014	20
2015	20
2016	21
2017	21
2018 - 2022	117
AngloGold Ashanti Pension Fund [Member] | Equity Securities [Member]
Defined Benefit Plan Information About Plan Assets Abstract
Defined benefit plan - Weighted average asset allocations (percent)	56.00%	56.00%
AngloGold Ashanti Pension Fund [Member] | Equity Securities [Member] | AngloGold Ashanti [Member]
Defined Benefit Plan Information About Plan Assets Abstract
Investments in related parties (Shares)	184,432	100,079
Investment Owned At Fair Value	6	4
Defined benefit plan - Weighted average asset allocations (percent)	1.90%	1.50%
AngloGold Ashanti Pension Fund [Member] | Domestic Equity Security [Member]
Defined Benefit Plan Change In Fair Value Of Plan Assets Roll Forward
Fair value of plan assets at December 31,	115	106
Defined Benefit Plan Information About Plan Assets Abstract
Defined Benefit Plan Fair Value Of Plan [Assets]	115	106
AngloGold Ashanti Pension Fund [Member] | Domestic Equity Security [Member] | Fair Value Inputs Level 1 [Member]
Defined Benefit Plan Change In Fair Value Of Plan Assets Roll Forward
Fair value of plan assets at December 31,	115	106
Defined Benefit Plan Information About Plan Assets Abstract
Defined Benefit Plan Fair Value Of Plan [Assets]	115	106
AngloGold Ashanti Pension Fund [Member] | Foreign Equity Security [Member]
Defined Benefit Plan Change In Fair Value Of Plan Assets Roll Forward
Fair value of plan assets at December 31,	57	54
Defined Benefit Plan Information About Plan Assets Abstract
Defined Benefit Plan Fair Value Of Plan [Assets]	57	54
AngloGold Ashanti Pension Fund [Member] | Foreign Equity Security [Member] | Fair Value Inputs Level 1 [Member]
Defined Benefit Plan Change In Fair Value Of Plan Assets Roll Forward
Fair value of plan assets at December 31,	57	54
Defined Benefit Plan Information About Plan Assets Abstract
Defined Benefit Plan Fair Value Of Plan [Assets]	57	54
AngloGold Ashanti Pension Fund [Member] | Debt Securities [Member]
Defined Benefit Plan Information About Plan Assets Abstract
Defined benefit plan - Weighted average asset allocations (percent)	38.00%	37.00%
AngloGold Ashanti Pension Fund [Member] | Domestic fixed interest bonds [Member]
Defined Benefit Plan Change In Fair Value Of Plan Assets Roll Forward
Fair value of plan assets at December 31,	90	81
Defined Benefit Plan Information About Plan Assets Abstract
Defined Benefit Plan Fair Value Of Plan [Assets]	90	81
AngloGold Ashanti Pension Fund [Member] | Domestic fixed interest bonds [Member] | Fair Value Inputs Level 1 [Member]
Defined Benefit Plan Change In Fair Value Of Plan Assets Roll Forward
Fair value of plan assets at December 31,	90	81
Defined Benefit Plan Information About Plan Assets Abstract
Defined Benefit Plan Fair Value Of Plan [Assets]	90	81
AngloGold Ashanti Pension Fund [Member] | Foreign fixed interest bonds [Member]
Defined Benefit Plan Change In Fair Value Of Plan Assets Roll Forward
Fair value of plan assets at December 31,	15	14
Defined Benefit Plan Information About Plan Assets Abstract
Defined Benefit Plan Fair Value Of Plan [Assets]	15	14
AngloGold Ashanti Pension Fund [Member] | Foreign fixed interest bonds [Member] | Fair Value Inputs Level 1 [Member]
Defined Benefit Plan Change In Fair Value Of Plan Assets Roll Forward
Fair value of plan assets at December 31,	15	14
Defined Benefit Plan Information About Plan Assets Abstract
Defined Benefit Plan Fair Value Of Plan [Assets]	15	14
AngloGold Ashanti Pension Fund [Member] | Real Estate Investment Trust [Member]
Defined Benefit Plan Change In Fair Value Of Plan Assets Roll Forward
Fair value of plan assets at December 31,	3	3
Defined Benefit Plan Information About Plan Assets Abstract
Defined Benefit Plan Fair Value Of Plan [Assets]	3	3
AngloGold Ashanti Pension Fund [Member] | Real Estate Investment Trust [Member] | Fair Value Inputs Level 1 [Member]
Defined Benefit Plan Change In Fair Value Of Plan Assets Roll Forward
Fair value of plan assets at December 31,	3	3
Defined Benefit Plan Information About Plan Assets Abstract
Defined Benefit Plan Fair Value Of Plan [Assets]	3	3
AngloGold Ashanti Pension Fund [Member] | Cash And Cash Equivalents [Member]
Defined Benefit Plan Change In Fair Value Of Plan Assets Roll Forward
Fair value of plan assets at December 31,	13	16
Defined Benefit Plan Information About Plan Assets Abstract
Defined Benefit Plan Fair Value Of Plan [Assets]	13	16
AngloGold Ashanti Pension Fund [Member] | Cash And Cash Equivalents [Member] | Fair Value Inputs Level 1 [Member]
Defined Benefit Plan Change In Fair Value Of Plan Assets Roll Forward
Fair value of plan assets at December 31,	13	16
Defined Benefit Plan Information About Plan Assets Abstract
Defined Benefit Plan Fair Value Of Plan [Assets]	13	16
AngloGold Ashanti Pension Fund [Member] | Unlisted Specialised Credit [member]
Defined Benefit Plan Change In Fair Value Of Plan Assets Roll Forward
Fair value of plan assets at December 31,	11	10
Defined Benefit Plan Information About Plan Assets Abstract
Defined Benefit Plan Fair Value Of Plan [Assets]	11	10
AngloGold Ashanti Pension Fund [Member] | Unlisted Specialised Credit [member] | Fair Value Inputs Level 2 [Member]
Defined Benefit Plan Change In Fair Value Of Plan Assets Roll Forward
Fair value of plan assets at December 31,	11	10
Defined Benefit Plan Information About Plan Assets Abstract
Defined Benefit Plan Fair Value Of Plan [Assets]	11	10
AngloGold Ashanti Pension Fund [Member] | Other [Member]
Defined Benefit Plan Information About Plan Assets Abstract
Defined benefit plan - Weighted average asset allocations (percent)	6.00%	7.00%
AngloGold Ashanti Pension Fund [Member] | Other Bond Investments Exceeding Five Percent Of Plan Assets [Member] | Ifm Corporate Bond Unit Trust [Member]
Defined Benefit Plan Information About Plan Assets Abstract
Investments owned (Shares)	271,680,384	287,226,346
Investment Owned At Fair Value	35	36
Defined benefit plan - Weighted average asset allocations (percent)	11.40%	12.70%
AngloGold Ashanti Pension Fund [Member] | Other Bond Investments Exceeding Five Percent Of Plan Assets [Member] | Allan Gray Orbis Global Equity Fund [Member]
Defined Benefit Plan Information About Plan Assets Abstract
Investments owned (Shares)	224,509	242,110
Investment Owned At Fair Value	29	27
Defined benefit plan - Weighted average asset allocations (percent)	9.50%	9.50%
AngloGold Ashanti Pension Fund [Member] | Other Bond Investments Exceeding Five Percent Of Plan Assets [Member] | Contrarius Global Equity Fund [Member]
Defined Benefit Plan Information About Plan Assets Abstract
Investments owned (Shares)	1,151,413	1,251,535
Investment Owned At Fair Value	28	26
Defined benefit plan - Weighted average asset allocations (percent)	9.20%	9.10%
South Africa Post-Retirement Medical Benefits [Member]
Defined Benefit Plan Amounts Recognized In Balance Sheet [Abstract]
Net amount recognized	183	159	179
Defined Benefit Plan Change In Benefit Obligation Roll Forward
Benefit obligation at January 1,	159	179	149
Service cost	1	1	1
Recognition of past service cost	22	0	0
Interest cost	13	13	13
Actuarial (gain)/Loss	11	11	10
Benefits paid	(15)	(13)	(14)
Translation	(8)	(32)	20
Benefit obligation at December 31,	183	159	179
Defined Benefit Plan Change In Fair Value Of Plan Assets Roll Forward
Funded/(Unfunded) status at end of year	(183)	(159)	(179)
Net amount recognized	(183)	(159)	(179)
Defined Benefit Plan Net Periodic Benefit Cost Abstract
Service cost	1	1	1
Recognition of past service cost	22	0	0
Interest cost	13	13	13
Actuarial loss/(gain)	11	11	10
Net periodic benefit cost	47	25	24
Weighted-average assumptions used to determine the net periodic benefit cost for the years ended December 31,
Discount rate (Percent)	7.75%	8.75%	8.50%
Defined Benefit Plan Assumed Health Care Cost Trend Rates [Abstract]
Expected increase in health care costs (Percent)	7.00%	7.50%	7.60%
Health care cost trend assumed for next year (Percent)	7.00%	7.50%	7.60%
Rate to which the cost trend is assumed to decline (ultimate trend rate) (Percent)	7.00%	7.50%	7.60%
Defined Benefit Plan Effect Of One Percentage Point Change In Assumed Health Care Cost Trend Rates Abstract
1 percent increase in service and interest costs	1
1 percent increase in post retirement benefit obligation	5
1 percent decrease in service and interest costs	(1)
1 percent decrease in post retirement benefit obligation	(16)
Defined Benefit Plan Estimated Future Employer Contributions [Abstract]
Expected Company Contributions in the next fiscal year	12
Defined Benefit Plan Estimated Future Benefit Payments [Abstract]
2013	12
2014	13
2015	14
2016	15
2017	15
2018 - 2022	81
Post-retirement medical scheme for Rand Refinery employees [Member]
Defined Benefit Plan Amounts Recognized In Balance Sheet [Abstract]
Transferred to other non-current assets	0	2	3
Other defined benefit plans [Member]
Defined Benefit Plan Amounts Recognized In Balance Sheet [Abstract]
Net amount recognized	14	12	12
Transfer Other Current Liabilities [Abstract]
Defined Benefit Plan Accumulated Benefit Obligation	14	12	12
Defined Benefit Plan Change In Benefit Obligation Roll Forward
Benefit obligation at January 1,	21	22	18
Interest cost	1	1	1
Actuarial (gain)/Loss	1	0	5
Disposal of subsidiary	(2)	0	0
Benefits paid	(2)	(2)	(2)
Translation	(1)	0	0
Benefit obligation at December 31,	18	21	22
Defined Benefit Plan Change In Fair Value Of Plan Assets Roll Forward
Fair value of plan assets at January 1,	9	10	8
Actual return on plan assets	0	1	2
Disposal of subsidiary	(4)	0	0
Benefits paid	0	0	(1)
Translation	(1)	(2)	1
Fair value of plan assets at December 31,	4	9	10
Funded/(Unfunded) status at end of year	(14)	(12)	(12)
Net amount recognized	(14)	(12)	(12)
Defined Benefit Plan Net Periodic Benefit Cost Abstract
Interest cost	1	1	1
Actuarial loss/(gain)	1	(1)	(1)
Net periodic benefit cost	2	0	0
Defined Benefit Plan Information About Plan Assets Abstract
Defined Benefit Plan Fair Value Of Plan [Assets]	4	9	10
Defined Benefit Plan Estimated Future Benefit Payments [Abstract]
2013	2
2014	1
2015	1
2016	1
2017	1
2018 - 2022	5
Ashanti Retired Staff Pension Plan [Member]
Defined Benefit Plan Amounts Recognized In Balance Sheet [Abstract]
Transferred to other non-current assets	0	1	0
South Africa [Member]
Defined Contribution Pension And Other Postretirement Plans Disclosure [Abstract]
Defined Contribution Plan Cost Recognized	46	48	48
Continental Africa [Member] | Ghana [Member]
Defined Contribution Pension And Other Postretirement Plans Disclosure [Abstract]
Defined Contribution Plan Cost Recognized	10	3	3
Continental Africa [Member] | Guinea [Member]
Defined Contribution Pension And Other Postretirement Plans Disclosure [Abstract]
Defined Contribution Plan Cost Recognized	2	2	2
Continental Africa [Member] | Namibia [Member]
Defined Contribution Pension And Other Postretirement Plans Disclosure [Abstract]
Defined Contribution Plan Cost Recognized	2	2	1
Continental Africa [Member] | Tanzania [Member]
Defined Contribution Pension And Other Postretirement Plans Disclosure [Abstract]
Defined Contribution Plan Cost Recognized	0	0	0
Australasia [Member]
Defined Contribution Pension And Other Postretirement Plans Disclosure [Abstract]
Defined Contribution Plan Cost Recognized	6	5	4
Americas [Member] | United States of America [Member]
Defined Contribution Pension And Other Postretirement Plans Disclosure [Abstract]
Defined Contribution Plan Cost Recognized	2	2	2
Defined Contribution Footnote Disclosure [Abstract]
Defined Contribution Plan, Maximum Annual Contributions Per Employee, (Percent)	60.00%
Defined Contribution Plan, Employer Matching Contribution, (Percent)	5.00%
Defined Contribution Plan, Employer Matching Contribution, Percent of Match (Percent)	150.00%
Americas [Member] | Brazil [Member]
Defined Contribution Pension And Other Postretirement Plans Disclosure [Abstract]
Defined Contribution Plan Cost Recognized	1	2	4
Americas [Member] | Argentina [Member]
Defined Contribution Pension And Other Postretirement Plans Disclosure [Abstract]
Defined Contribution Plan Cost Recognized	0	0	0
Defined Contribution Footnote Disclosure [Abstract]
Defined Contribution Plan, Maximum Annual Contributions Per Employee, (Percent)	11.00%
Defined Contribution Plan, Employer Matching Contribution, (Percent)	17.00%
Americas [Member] | Colombia [Member]
Defined Contribution Pension And Other Postretirement Plans Disclosure [Abstract]
Defined Contribution Plan Cost Recognized	$ 0	$ 0	$ 0
Defined Contribution Footnote Disclosure [Abstract]
Defined Contribution Plan, Maximum Annual Contributions Per Employee, (Percent)	10.00%
Defined Contribution Plan, Employer Matching Contribution, (Percent)	50.00%

Segment and Geographical Information (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended																12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Operating Segments [Member]	Dec. 31, 2011 Operating Segments [Member]	Dec. 31, 2010 Operating Segments [Member]	Dec. 31, 2012 South Africa [Member]	Dec. 31, 2011 South Africa [Member]	Dec. 31, 2010 South Africa [Member]	Dec. 31, 2012 South Africa [Member] Rand Refinery [Member]	Dec. 03, 2012 South Africa [Member] Rand Refinery [Member]	Dec. 31, 2011 South Africa [Member] Rand Refinery [Member]	Dec. 31, 2010 South Africa [Member] Rand Refinery [Member]	Dec. 31, 2012 South Africa [Member] ISS International [Member]	Dec. 31, 2011 South Africa [Member] ISS International [Member]	Dec. 31, 2010 South Africa [Member] ISS International [Member]	Dec. 31, 2012 Continental Africa [Member]	Dec. 31, 2011 Continental Africa [Member]	Dec. 31, 2010 Continental Africa [Member]	Dec. 31, 2012 Australasia [Member]	Dec. 31, 2011 Australasia [Member]	Dec. 31, 2010 Australasia [Member]	Dec. 31, 2012 Americas [Member]	Dec. 31, 2011 Americas [Member]	Dec. 31, 2010 Americas [Member]	Dec. 31, 2012 Other, including corporate, and Non-gold producing subsidiaries [Member]	Dec. 31, 2011 Other, including corporate, and Non-gold producing subsidiaries [Member]	Dec. 31, 2010 Other, including corporate, and Non-gold producing subsidiaries [Member]	Dec. 31, 2012 Loss on realized non hedge derivatives [Member]	Dec. 31, 2011 Loss on realized non hedge derivatives [Member]	Dec. 31, 2010 Loss on realized non hedge derivatives [Member]	Dec. 31, 2012 Equity method investments included [Member]	Dec. 31, 2011 Equity method investments included [Member]	Dec. 31, 2010 Equity method investments included [Member]
Reconciliation Of Operating Profit Loss From Segments To Consolidated [Abstract]
Segmental total	$ 1,620	$ 2,559	$ 1,655				$ 577	$ 1,021	$ 675								$ 526	$ 941	$ 493	$ 82	$ 38	$ 158	$ 688	$ 751	$ 508	$ (253)	$ (192)	$ (179)
Exploration costs	(388)	(279)	(206)
General and administrative expense	(299)	(287)	(228)
Market development costs	(10)	(9)	(14)
Non-hedge derivative gain/(loss) and movement on bonds	265	196	(786)
Taxation benefit/(expense)	(340)	(705)	(255)
Noncontrolling interests	(19)	(50)	(54)
Net income/(loss) - attributable to AngloGold Ashanti	829	1,425	112
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Revenue from product sales	6,353	6,570	5,334	6,704	6,962	2,690	2,013	2,561	875								2,609	2,529	1,038	426	385	206	1,656	1,487	571				0	0	2,975	(351)	(392)	(331)
Interest Revenue (Expense), Net [Abstract]
Interest revenue	43	52	43				21	28	27								5	14	3	3	4	2	10	4	10	4	2	1
Interest expense	213	178	151				6	5	7								7	1	7	1	0	1	2	3	3	197	169	133
Depreciation And Amortization [Abstract]
Depreciation, depletion and amortization expense	794	789	720	804	798	729	318	360	357								233	223	185	36	42	35	217	173	152							(10)	(9)	(9)
Equity income/(loss) in associates	(23)	59	40				(2)	(2)	(1)								66	89	69				(12)	0	0	(75)	(28)	(28)
Segment income (loss)	1,620	2,559	1,655				577	1,021	675								526	941	493	82	38	158	688	751	508	(253)	(192)	(179)
Expenditure for additions to long-lived assets	1,851	1,439	973	2,154	1,527	1,015	619	549	430								712	418	232	355	102	40	382	452	309	86	6	4				(303)	(88)	(42)
Assets [Abstract]
Total assets	13,102	11,185	10,388				3,570	2,974	3,370								4,752	4,365	4,093	1,007	714	534	2,894	2,527	2,170	879	605	221
Assets held for sale	$ 0	$ 1								$ 0		$ 1	$ 1	$ 0	$ 0	$ 15
Percent Disposed [Percent]											5.00%
Subsidiary Or Equity Method Investee Cumulative Percentage Ownership After All Transactions [Percent]										48.03%

Segment and Geographical Information continued (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 6,428	$ 6,642	$ 5,402
Long-lived assets by area	10,312	8,554	8,391
Ghana [Member]
Geographic Areas, Revenues from External Customers [Abstract]
Entity-wide disclosures - Revenues (Attributed To Foreign Countries)	772	802	566
Geographic Areas Long Lived Assets [Abstract]
Entity-wide disclosures - Long-lived assets (Attributed To Foreign Countries)	1,921	2,034	1,924
Brazil [Member]
Geographic Areas, Revenues from External Customers [Abstract]
Entity-wide disclosures - Revenues (Attributed To Foreign Countries)	851	767	599
Geographic Areas Long Lived Assets [Abstract]
Entity-wide disclosures - Long-lived assets (Attributed To Foreign Countries)	988	950	768
Tanzania [Member]
Geographic Areas, Revenues from External Customers [Abstract]
Entity-wide disclosures - Revenues (Attributed To Foreign Countries)	906	753
North America [Member]
Geographic Areas Long Lived Assets [Abstract]
Entity-wide disclosures - Long-lived assets (Attributed To Foreign Countries)	917	810	719
Reportable Geographical Components [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	6,781	7,030	2,760
South Africa [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	2,056	2,596	899
Long-lived assets by area	3,164	2,360	2,701
Geographic Areas, Revenues from External Customers [Abstract]
Entity-wide disclosures - Revenues (Country Of Domicile)	2,013	2,561	2,207
Geographic Areas Long Lived Assets [Abstract]
Entity-wide disclosures - Long-lived assets (Country Of Domicile)	2,913	2,151	2,458
Continental Africa [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	2,617	2,529	1,043
Long-lived assets by area	3,747	3,544	3,437
Australasia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	430	389	208
Long-lived assets by area	786	441	373
Americas [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	1,658	1,499	573
Long-lived assets by area	2,316	2,088	1,808
Other, including corporate, and Non-gold producing subsidiaries [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	20	17	37
Long-lived assets by area	299	121	72
Equity method investments included [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	(353)	(388)	(333)
Loss on realized non hedge derivatives [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 0	$ 0	$ 2,975

AngloGold Limited Share Incentive Scheme and Plans (Details) In Millions, except Share data, unless otherwise specified	12 Months Ended					12 Months Ended																																						12 Months Ended				12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 ZAR	May 07, 2010	Dec. 31, 2012 Price Range One [Member] ZAR	Dec. 31, 2012 Price Range Two [Member] ZAR	Dec. 31, 2012 Time Related Options [Member] ZAR	Dec. 31, 2011 Time Related Options [Member] ZAR	Dec. 31, 2010 Time Related Options [Member] ZAR	Dec. 31, 2012 Performance Related Options [Member] ZAR	Dec. 31, 2011 Performance Related Options [Member] ZAR	Dec. 31, 2010 Performance Related Options [Member] ZAR	Dec. 31, 2012 Performance Related Options [Member] Maximum [Member]	Dec. 31, 2012 Performance Related Options [Member] Minimum [Member]	Dec. 31, 2012 Bonus Share Plan [Member] ZAR	Dec. 31, 2011 Bonus Share Plan [Member] ZAR	Dec. 31, 2010 Bonus Share Plan [Member] ZAR	Dec. 31, 2009 Bonus Share Plan [Member] ZAR	Dec. 31, 2008 Bonus Share Plan [Member]	Dec. 31, 2012 Long Term Incentive Plan [Member] ZAR	Dec. 31, 2011 Long Term Incentive Plan [Member] ZAR	Dec. 31, 2010 Long Term Incentive Plan [Member] ZAR	Dec. 31, 2009 Long Term Incentive Plan [Member] ZAR	Dec. 31, 2012 Long Term Incentive Plan [Member] Minimum [Member]	Dec. 31, 2011 Long Term Incentive Plan [Member] Minimum [Member]	Dec. 31, 2010 Long Term Incentive Plan [Member] Minimum [Member]	Dec. 31, 2009 Long Term Incentive Plan [Member] Minimum [Member]	Dec. 31, 2012 Performance Shares [Member] USD ($)	Dec. 31, 2011 Performance Shares [Member] USD ($)	Dec. 31, 2010 Performance Shares [Member] USD ($)	Dec. 31, 2012 Employee Share Ownership Plan [Member] USD ($)	Dec. 31, 2012 Employee Share Ownership Plan [Member] ZAR	Dec. 31, 2011 Employee Share Ownership Plan [Member] USD ($)	Dec. 31, 2011 Employee Share Ownership Plan [Member] ZAR	Dec. 31, 2010 Employee Share Ownership Plan [Member] USD ($)	Dec. 31, 2010 Employee Share Ownership Plan [Member] ZAR	Dec. 31, 2008 Employee Share Ownership Plan [Member] ZAR	Dec. 31, 2007 Employee Share Ownership Plan [Member] ZAR	Dec. 31, 2006 Employee Share Ownership Plan [Member] ZAR	Dec. 31, 2012 Employee Share Ownership Plan [Member] Bokamoso Esop [Member] ZAR	Dec. 31, 2012 Employee Share Ownership Plan [Member] Bokamoso Esop [Member] Maximum [Member] ZAR	Dec. 31, 2012 Employee Share Ownership Plan [Member] Bokamoso Esop [Member] Minimum [Member] ZAR	Dec. 31, 2012 Employee Share Ownership Plan [Member] Izingwe [Member] ZAR	Dec. 31, 2011 Employee Share Ownership Plan [Member] Izingwe [Member] USD ($)	Dec. 31, 2012 Employee Share Ownership Plan [Member] Izingwe [Member] Maximum [Member] ZAR	Dec. 31, 2012 Employee Share Ownership Plan [Member] Izingwe [Member] Minimum [Member] ZAR	Dec. 31, 2012 E Ordinary Shares [Member] ZAR	Dec. 31, 2011 E Ordinary Shares [Member] ZAR	Dec. 31, 2010 E Ordinary Shares [Member] ZAR	Dec. 31, 2008 E Ordinary Shares [Member] ZAR	Dec. 31, 2007 E Ordinary Shares [Member] ZAR	Dec. 31, 2006 E Ordinary Shares [Member] ZAR	Dec. 31, 2012 Ghana Employee Share Ownership Plan [Member] USD ($)	Dec. 31, 2011 Ghana Employee Share Ownership Plan [Member] USD ($)	Dec. 31, 2010 Ghana Employee Share Ownership Plan [Member] USD ($)	Dec. 31, 2009 Ghana Employee Share Ownership Plan [Member] USD ($)	Apr. 29, 2009 Ghana Employee Share Ownership Plan [Member] USD ($)
Employee Service Share Based Compensation Aggregate Disclosures [Abstract]
Number of shares authorized (Number of shares)					17,000,000
Maximum aggregate number of shares acquired by any one participant (Percent)				5.00%
Maximum aggregate number of shares acquired by any one participant (Number of shares)	850,000	850,000
Unallocated balance of shares subject to the Share Incentive Scheme (Number of shares)		10,075,485		8,528,097
Number of schemes				four
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Compensation cost recognized	$ 66	$ 54	$ 59																										$ 58	$ 42	$ 45	$ 8		$ 12		$ 12																		$ 0	$ 0	$ 2
Unrecognized compensation cost related to unvested awards																													43	27	23	3		9		8
Unrecognized compensation cost, period for recognition (years)																													2 years	2 years	2 years	1 year	1 year	3 years	3 years	3 years	3 years
Black economic empowerment transaction restructuring costs for Izingwe Holdings (Proprietary) Limited	0	7	0																																										7
Liability recognized in the consolidated balance sheet in respect of unexercised rights																																																						0	1	2
Share-based Payment Awards, Additional General Disclosures [Abstract]
Common shares issued in terms of Share Incentive Scheme (Number of shares)											47,107					558,042					340,492																											(615,000)
Options exercised after year end (Number of shares)											370
Award vesting period (years)														10 years	3 years	3 years									3 years	3 years	3 years	3 years
Bonus Share Plan, Vesting Conditions [Abstract]
Bonus Share Plan Awards, Vesting after One year (Percent)																				40.00%
Bonus Share Plan Awards, Vesting after Two years (Percent)																				60.00%
Bonus Share Plan, Additional Awards Granted (Percent)																				20.00%
Options, Outstanding [Roll Forward]
Options outstanding at January 1, (Number of shares)											171,000																																					1,533,000
Options Exercised (Number of shares)											(47,000)
Options Reallocated (Number of shares)																																																32,000
Options Forfeited (Terminations) (Number of shares)											(31,000)																																					(32,000)
Options Converted (Number of shares)											47,107					558,042					340,492																											(615,000)
Options outstanding at December 31, (Number of shares)											93,000	171,000																																				918,000	1,533,000
Options exercisable at December 31, (Number of shares)											93,000																																					0
Options, Weighted Average Exercise Price [Abstract]
Options outstanding at January 1, (ZAR per share)											232																																					315
Options Exercised (ZAR per share)											224
Options Reallocated (ZAR per share)																																																313
Options Forfeited (Terminations) (ZAR per share)											295																																					313
Options Converted (ZAR per share)																																																313
Options outstanding at December 31, (ZAR per share)											220	232																																				313	315
Options exercisable at December 31, (ZAR per share)											220																																					0
Summary of the salient features of options [Abstract]
Total intrinsic value of options outstanding at period end (R millions)								0	0	0	4	19	33																																			31	43	0
Intrinsic value of options exercised (R millions)								0	0	5	3	17	17																																			21	6	0
Weighted average remaining contractual term (years)								0 years	0 years	1 year	2 years	2 years	3 years																																			1 year	1 year	1 year
Amount Less Than A Million									Less than R1 million.	Less than R1 million.																																								Less than R1 million.				Less than a million	Less than a million
Equity Instruments Other than Options, Additional Disclosures [Abstract]
Calculated fair value (ZAR per share)																328.59	340	280.9	293.99		328.59	340	280.9	293.99											306.99			188	306	320									49.57		13	79	105
Total intrinsic value of awards outstanding at period end (R millions)																566	627	508			611	681	522										41		112		142
Intrinsic value of awards exercised (R millions)																163	153	146			99	66	26										50		51		72
Weighted average remaining contractual term (years)																6 years	6 years	7 years			6 years	6 years	7 years									1 year	1 year	1 year	1 year	1 year	1 year
Awards, Outstanding [Roll Forward]
Awards outstanding at January 1, (Number of shares)																1,825,000					1,982,000											327,000	327,000																					24,000
Awards Granted (Number of shares)																993,000					983,000
Awards Exercised (Number of shares)																(558,000)					(340,000)											(172,000)	(172,000)																					(24,000)
Awards Forfeited (Terminations) (Number of shares)																(104,000)					(294,000)											(10,000)	(10,000)																					(1,000)
Awards Reallocated (Number of shares)																																10,000	10,000																					1,000
Awards outstanding at December 31, (Number of shares)																2,156,000	1,825,000				2,331,000	1,982,000										155,000	155,000	327,000	327,000																			0	24,000
Awards exercisable at December 31, (Number of shares)																881,000					251,000											0	0																					0
Long Term Incentive Plan [Abstract]
Long Term Incentive Plan Two Shareholder Returns (Percent)																					30.00%	30.00%	30.00%	30.00%
Long Term Incentive Plan Two Adjusted EPS (Percent)																					30.00%	30.00%	30.00%	30.00%
Long Term Incentive Plan Two Strategic Performance Measures (Percent)																					40.00%	40.00%	40.00%	40.00%
Employee Share Ownership Plan [Abstract]
Employee Stock Ownership Plan E S O P Restructuring Tranches (Tranches)																																two tranches	two tranches
Employee Stock Ownership Plan E S O P Restructuring Strike Price (ZAR per share)																																									320			330
Dividend Payment Percentage To E Ordinary Shareholders In Cash (Percent)	50.00%																															50.00%	50.00%
Dividend Payment Percentage To E Ordinary Shareholders To Reduce Exercise (Percent)	50.00%																															50.00%	50.00%
Employee Stock Ownership Plan E S O P Restructuring Additional Time Period (Years)																																1 year	1 year
Employee Stock Ownership Plan E S O P, Restructuring, Payout																																										90	40			70	40
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Incremental Compensation Cost (ZAR per share)																																	29.14
Share-based Arrangements with Employees and Nonemployees [Abstract]
Share Based Compensation Arrangement By Share Based Payment Award Incremental Compensation Cost Including Cash Costs Recognized																																		$ 12
The award of free ordinary shares to the employees [Abstract]
E Ordinary Shares Cancellation Period (Years)																																																					six
E Ordinary Shares Start Cancellation Period																																																					third
Risk-free interest rate (Percent)																																																	6.63%		7.00%	7.00%	7.00%
Dividend yield (Percent)																																																	0.99%		1.39%	2.06%	2.30%
Volatility factor of market share price (Percent)																																																	33.50%		35.00%	33.00%	36.00%
Initial Grant Price (ZAR per share)																																																			288
Restructured Grant Price (ZAR per share)																																																	320
Cash Settled Share Incentive Scheme [Abstract]
Employee Stock Ownership Plan (ESOP), Number of Allocated Shares																																																									20
Share Appreciation Rights, Number of Tranches																																																									four
Share Appreciation Rights, Share Price On Date of Issue (USD per share)																																																										$ 32.15
Share Appreciation Rights, Share Price On Payment of First Tranche (USD per share)																																																									$ 28.46
Share Appreciation Rights, Share Price On Payment of Second Tranche (USD per share)																																																								$ 39.5
Share Appreciation Rights, Share Price On Payment of Third Tranche (USD per share)																																																							$ 49.24
Share Appreciation Rights, Share Price On Payment of Fourth Tranche (USD per share)																																																						$ 33.55
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range Lower Range Limit (ZAR per Share)						144	212
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range Upper Range Limit (ZAR per Share)						211	300
Quantity of options within range (Number of shares)				93,000		16,000	77,000
Weighted average exercise prices (ZAR per share)				220		194	226
Weighted average contractual life (Years)	1 year 9 months 29 days					1 year 9 months 29 days	1 year 9 months 29 days
Share based Compensation Arrangement By Share based Payment Award Time Related Options Outstanding [Abstract]
Time Related Options, Exercise Period (Years)	5 years
Time Related Options, Vesting in Year 2 (Percent)	20.00%
Time Related Options, Vesting in Year 3 (Percent)	20.00%
Time Related Options, Vesting in Year 4 (Percent)	20.00%
Time Related Options, Vesting in Year 5 (Percent)	40.00%

Condensed financial information (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Statement Of Income [Abstract]
Sales and other income	$ 6,428	$ 6,642	$ 5,402
Product sales	6,353	6,570	5,334
Interest, dividends and other	75	72	68
Costs and expenses	5,217	4,521	5,021
Production costs	3,183	2,977	2,656
Exploration costs	388	279	206
Related Party Transactions	(14)	(12)	(15)
General and administrative expenses/(recoveries)	299	287	228
Royalties paid	164	193	142
Market development costs	10	9	14
Depreciation, depletion and amortization	794	789	720
Impairment of assets	367	17	91
Interest expense	213	178	151
Accretion expense	33	28	22
Employment severance costs	10	15	23
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other	35	(43)	(3)
Non-hedge derivative (gain)/loss and movement on bonds	(265)	(196)	786
(Loss)/income before income tax provision	1,211	2,121	381
Taxation benefit/(expense)	(340)	(705)	(255)
Equity income/(loss) in associates	(23)	59	40
Equity income/(loss) in subsidiaries	0	0	0
Net income/(loss) from continuing operations	848	1,475	166
Preferred Stock Dividends	0	0	0
Net income/(loss)	848	1,475	166
Less: Net income attributable to noncontrolling interests	(19)	(50)	(54)
Net income/(loss) - attributable to AngloGold Ashanti	829	1,425	112
Comprehensive Income	750	1,022	440
Comprehensive income attributable to noncontrolling interests	(17)	(44)	(59)
Comprehensive income attributable to AngloGold Ashanti	733	978	381
ASSETS
Current Assets	2,790	2,631
Cash and cash equivalents	892	1,112	586	1,100
Restricted cash	35	35
Receivables, inter-group balances and other current assets	1,863	1,484
Property, plant and equipment, net	7,235	6,123
Acquired properties, net	748	779
Goodwill	193	182	180
Other intangibles, net	112	31
Other long-term inventory	180	31
Materials on the leach pad	445	393
Other long-term assets and deferred taxation assets	1,399	1,015
Total assets	13,102	11,185	10,388
LIABILITIES AND EQUITY
Current Liabilities Including Intergroup Balances	1,959	919
Other non-current liabilities	379	63
Long-term debt	2,750	2,473
Derivatives	10	93
Deferred taxation liabilities	1,157	1,242
Provision for environmental rehabilitation	758	653
Other accrued liabilities	32	35
Provision for pension and other post-retirement medical benefits	209	185	180
Commitments and Contingencies
Equity	5,848	5,522	4,589	3,445
Stock issued	13	13
Additional paid in capital	8,808	8,740
Accumulated deficit	(2,103)	(2,575)
Accumulated Other Comprehensive Income And Reserves	(892)	(796)
Total AngloGold Ashanti stockholders' equity	5,826	5,382
Noncontrolling interests	22	140
Total liabilities and equity	13,102	11,185
Parent Company [Member]
Statement Of Income [Abstract]
Sales and other income	2,158	2,709	2,348
Product sales	1,972	2,561	2,207
Interest, dividends and other	186	148	141
Costs and expenses	2,802	2,417	4,130
Production costs	1,080	1,115	1,091
Exploration costs	19	19	14
Related Party Transactions	(14)	(12)	(15)
General and administrative expenses/(recoveries)	239	249	164
Royalties paid	25	73	38
Market development costs	4	5	7
Depreciation, depletion and amortization	305	354	352
Impairment of assets	57	14	73
Interest expense	5	5	7
Accretion expense	11	12	10
Employment severance costs	6	9	19
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other	1,065	574	2,041
Non-hedge derivative (gain)/loss and movement on bonds	0	0	329
(Loss)/income before income tax provision	(644)	292	(1,782)
Taxation benefit/(expense)	40	(333)	(1)
Equity income/(loss) in associates	(27)	62	63
Equity income/(loss) in subsidiaries	1,502	1,465	1,907
Net income/(loss) from continuing operations	871	1,486	187
Preferred Stock Dividends	(42)	(61)	(75)
Net income/(loss)	829	1,425	112
Less: Net income attributable to noncontrolling interests	0	0	0
Net income/(loss) - attributable to AngloGold Ashanti	829	1,425	112
Comprehensive Income	733	978	381
Comprehensive income attributable to noncontrolling interests	0	0	0
Comprehensive income attributable to AngloGold Ashanti	733	978	381
ASSETS
Current Assets	1,178	833
Cash and cash equivalents	98	388	152	231
Restricted cash	1	1
Receivables, inter-group balances and other current assets	1,079	444
Property, plant and equipment, net	2,046	1,940
Acquired properties, net	141	167
Goodwill	0	0
Other intangibles, net	53	9
Other long-term inventory	0	0
Materials on the leach pad	0	0
Other long-term assets and deferred taxation assets	4,875	4,362
Total assets	8,293	7,311
LIABILITIES AND EQUITY
Current Liabilities Including Intergroup Balances	1,510	889
Other non-current liabilities	53	49
Long-term debt	31	33
Derivatives	0	0
Deferred taxation liabilities	520	641
Provision for environmental rehabilitation	157	147
Other accrued liabilities	0	0
Provision for pension and other post-retirement medical benefits	196	170
Commitments and Contingencies	0	0
Equity	5,826	5,382
Stock issued	13	13
Additional paid in capital	8,808	8,740
Accumulated deficit	(2,103)	(2,575)
Accumulated Other Comprehensive Income And Reserves	(892)	(796)
Total AngloGold Ashanti stockholders' equity	5,826	5,382
Noncontrolling interests	0	0
Total liabilities and equity	8,293	7,311
IOMco [Member]
Statement Of Income [Abstract]
Sales and other income	2	1	(2)
Product sales	0	0	0
Interest, dividends and other	2	1	(2)
Costs and expenses	79	99	1,120
Production costs	1	0	0
Exploration costs	16	18	12
Related Party Transactions	0	0	0
General and administrative expenses/(recoveries)	(16)	27	6
Royalties paid	0	0	0
Market development costs	0	0	0
Depreciation, depletion and amortization	0	0	0
Impairment of assets	0	0	0
Interest expense	90	69	69
Accretion expense	0	0	0
Employment severance costs	0	0	0
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other	(12)	(15)	1,033
Non-hedge derivative (gain)/loss and movement on bonds	0	0	0
(Loss)/income before income tax provision	(77)	(98)	(1,122)
Taxation benefit/(expense)	(5)	(2)	(1)
Equity income/(loss) in associates	4	(3)	(23)
Equity income/(loss) in subsidiaries	360	808	373
Net income/(loss) from continuing operations	282	705	(773)
Preferred Stock Dividends	0	0	0
Net income/(loss)	282	705	(773)
Less: Net income attributable to noncontrolling interests	0	0	0
Net income/(loss) - attributable to AngloGold Ashanti	282	705	(773)
Comprehensive Income	274	704	(773)
Comprehensive income attributable to noncontrolling interests	0	0	0
Comprehensive income attributable to AngloGold Ashanti	274	704	(773)
ASSETS
Current Assets	3,128	2,469
Cash and cash equivalents	537	458	114	578
Restricted cash	0	0
Receivables, inter-group balances and other current assets	2,591	2,011
Property, plant and equipment, net	0	0
Acquired properties, net	0	0
Goodwill	0	0
Other intangibles, net	0	0
Other long-term inventory	0	0
Materials on the leach pad	0	0
Other long-term assets and deferred taxation assets	4,506	3,558
Total assets	7,634	6,027
LIABILITIES AND EQUITY
Current Liabilities Including Intergroup Balances	1,614	1,550
Other non-current liabilities	0	0
Long-term debt	1,739	994
Derivatives	0	0
Deferred taxation liabilities	0	0
Provision for environmental rehabilitation	0	0
Other accrued liabilities	0	0
Provision for pension and other post-retirement medical benefits	0	0
Commitments and Contingencies	0	0
Equity	4,281	3,483
Stock issued	5,059	5,269
Additional paid in capital	540	435
Accumulated deficit	(1,318)	(2,220)
Accumulated Other Comprehensive Income And Reserves	0	(1)
Total AngloGold Ashanti stockholders' equity	4,281	3,483
Noncontrolling interests	0	0
Total liabilities and equity	7,634	6,027
Non Guarantor Subsidiaries [Member]
Statement Of Income [Abstract]
Sales and other income	4,463	4,108	3,233
Product sales	4,381	4,009	3,127
Interest, dividends and other	82	99	106
Costs and expenses	3,457	1,453	2,818
Production costs	2,102	1,862	1,565
Exploration costs	353	242	180
Related Party Transactions	0	0	0
General and administrative expenses/(recoveries)	78	32	44
Royalties paid	139	120	104
Market development costs	6	4	7
Depreciation, depletion and amortization	489	435	368
Impairment of assets	310	3	18
Interest expense	118	104	75
Accretion expense	22	16	12
Employment severance costs	4	6	4
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other	101	(1,175)	(16)
Non-hedge derivative (gain)/loss and movement on bonds	(265)	(196)	457
(Loss)/income before income tax provision	1,006	2,655	415
Taxation benefit/(expense)	(375)	(370)	(253)
Equity income/(loss) in associates	0	0	0
Equity income/(loss) in subsidiaries	0	0	0
Net income/(loss) from continuing operations	631	2,285	162
Preferred Stock Dividends	(42)	(61)	(76)
Net income/(loss)	589	2,224	86
Less: Net income attributable to noncontrolling interests	(19)	(50)	(54)
Net income/(loss) - attributable to AngloGold Ashanti	570	2,174	32
Comprehensive Income	622	2,217	290
Comprehensive income attributable to noncontrolling interests	(17)	(44)	(59)
Comprehensive income attributable to AngloGold Ashanti	605	2,173	231
ASSETS
Current Assets	3,764	3,486
Cash and cash equivalents	257	266	320	291
Restricted cash	34	34
Receivables, inter-group balances and other current assets	3,473	3,186
Property, plant and equipment, net	5,189	4,183
Acquired properties, net	607	612
Goodwill	209	198
Other intangibles, net	59	22
Other long-term inventory	180	31
Materials on the leach pad	445	393
Other long-term assets and deferred taxation assets	1,098	815
Total assets	11,551	9,740
LIABILITIES AND EQUITY
Current Liabilities Including Intergroup Balances	4,586	2,992
Other non-current liabilities	342	46
Long-term debt	980	1,446
Derivatives	10	93
Deferred taxation liabilities	635	596
Provision for environmental rehabilitation	601	506
Other accrued liabilities	32	35
Provision for pension and other post-retirement medical benefits	13	15
Commitments and Contingencies	0	0
Equity	4,352	4,011
Stock issued	937	897
Additional paid in capital	231	219
Accumulated deficit	(1,164)	(3,521)
Accumulated Other Comprehensive Income And Reserves	4,327	6,277
Total AngloGold Ashanti stockholders' equity	4,331	3,872
Noncontrolling interests	21	139
Total liabilities and equity	11,551	9,740
Consolidation Eliminations [Member]
Statement Of Income [Abstract]
Sales and other income	(195)	(176)	(177)
Product sales	0	0	0
Interest, dividends and other	(195)	(176)	(177)
Costs and expenses	(1,121)	552	(3,047)
Production costs	0	0	0
Exploration costs	0	0	0
Related Party Transactions	0	0	0
General and administrative expenses/(recoveries)	(2)	(21)	14
Royalties paid	0	0	0
Market development costs	0	0	0
Depreciation, depletion and amortization	0	0	0
Impairment of assets	0	0	0
Interest expense	0	0	0
Accretion expense	0	0	0
Employment severance costs	0	0	0
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other	(1,119)	573	(3,061)
Non-hedge derivative (gain)/loss and movement on bonds	0	0	0
(Loss)/income before income tax provision	926	(728)	2,870
Taxation benefit/(expense)	0	0	0
Equity income/(loss) in associates	0	0	0
Equity income/(loss) in subsidiaries	(1,862)	(2,273)	(2,280)
Net income/(loss) from continuing operations	(936)	(3,001)	590
Preferred Stock Dividends	84	122	151
Net income/(loss)	(852)	(2,879)	741
Less: Net income attributable to noncontrolling interests	0	0	0
Net income/(loss) - attributable to AngloGold Ashanti	(852)	(2,879)	741
Comprehensive Income	(879)	(2,877)	542
Comprehensive income attributable to noncontrolling interests	0	0	0
Comprehensive income attributable to AngloGold Ashanti	(879)	(2,877)	542
ASSETS
Current Assets	(5,280)	(4,157)
Cash and cash equivalents	0	0	0	0
Restricted cash	0	0
Receivables, inter-group balances and other current assets	(5,280)	(4,157)
Property, plant and equipment, net	0	0
Acquired properties, net	0	0
Goodwill	(16)	(16)
Other intangibles, net	0	0
Other long-term inventory	0	0
Materials on the leach pad	0	0
Other long-term assets and deferred taxation assets	(9,080)	(7,720)
Total assets	(14,376)	(11,893)
LIABILITIES AND EQUITY
Current Liabilities Including Intergroup Balances	(5,751)	(4,512)
Other non-current liabilities	(16)	(32)
Long-term debt	0	0
Derivatives	0	0
Deferred taxation liabilities	2	5
Provision for environmental rehabilitation	0	0
Other accrued liabilities	0	0
Provision for pension and other post-retirement medical benefits	0	0
Commitments and Contingencies	0	0
Equity	(8,611)	(7,354)
Stock issued	(5,996)	(6,166)
Additional paid in capital	(771)	(654)
Accumulated deficit	2,482	5,741
Accumulated Other Comprehensive Income And Reserves	(4,327)	(6,276)
Total AngloGold Ashanti stockholders' equity	(8,612)	(7,355)
Noncontrolling interests	1	1
Total liabilities and equity	$ (14,376)	$ (11,893)

Condensed financial information - Cash Flows (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement Of Cash Flows [Line Items]
Net cash provided by/(used) in operating activities	$ 1,700	$ 2,550	$ 1,038
Net income/(loss)	848	1,475	166
Reconciled to net cash provided by/(used) in operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	35	27	22
Depreciation, depletion and amortization	794	789	720
Impairment of assets	367	17	91
Deferred taxation	(74)	299	138
Cash utilized for hedge book settlements	0	0	(2,611)
Other non cash items	(110)	(115)	2,695
Net increase/(decrease) in provision for environmental rehabilitation, pension and other post-retirement medical benefits	35	189	131
Effect of changes in operating working capital items:
Net movement in inter-group receivables and payables	0	0	0
Receivables	(117)	(13)	(153)
Inventories	(324)	(244)	(215)
Accounts payable and other current liabilities	246	126	54
Net cash used in investing activities	(2,651)	(1,603)	(1,887)
Increase in non-current investments	(446)	(262)	(158)
Acquisition of subsidiary and loan	(335)	0	0
Additions to property, plant and equipment	(1,758)	(1,393)	(973)
Interest capitalized and paid	(12)	0	0
Expenditure on intangible assets	(79)	(16)	0
Proceeds on sale of mining assets	5	19	69
Proceeds from sale of investments	86	91	142
Proceeds on disposal of associates and equity accounted joint ventures	20	0	1
Proceeds on disposal of subsidiary	6	9	0
Cash outflows from derivatives purchased	0	0	(984)
Net loans receivable advanced	(45)	0	(6)
Net loans receivable repaid	0	4	0
Net associates and equity accounted joint ventures loans advanced	(64)	(25)	(3)
Net cash of subsidiary (disposed)/acquired	(26)	(11)
Change in restricted cash	(3)	(19)	25
Net cash generated/(used) by financing activities	736	(319)	230
Net changes in short-term debt	218	(109)	(1,159)
Issuance of stock	2	10	798
Share issue expenses	0	(1)	(20)
Net changes in long-term debt	997	(50)	1,833
Debt issue costs	(30)	0	(39)
Cash effects from hedge restructuring	0	0	(1,066)
Acquisition of noncontrolling interests	(215)	0	0
Dividends (paid)/received	(236)	(169)	(117)
Net increase/(decrease) in cash and cash equivalents	(215)	628	(619)
Effect of exchange rate changes on cash	(5)	(102)	105
Cash and cash equivalents - January 1,	1,112	586	1,100
Cash and cash equivalents - December 31,	892	1,112	586
Parent Company [Member]
Statement Of Cash Flows [Line Items]
Net cash provided by/(used) in operating activities	280	1,158	116
Net income/(loss)	829	1,425	112
Reconciled to net cash provided by/(used) in operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	1,065	577	2,071
Depreciation, depletion and amortization	305	354	352
Impairment of assets	57	14	73
Deferred taxation	(85)	212	119
Cash utilized for hedge book settlements			(993)
Other non cash items	(2,033)	(1,709)	(1,522)
Net increase/(decrease) in provision for environmental rehabilitation, pension and other post-retirement medical benefits	(24)	36	36
Effect of changes in operating working capital items:
Net movement in inter-group receivables and payables	224	146	10
Receivables	(16)	14	(27)
Inventories	(35)	23	(11)
Accounts payable and other current liabilities	(7)	66	(104)
Net cash used in investing activities	(490)	(552)	(943)
Increase in non-current investments	(2)	(32)	0
Acquisition of subsidiary and loan	(335)
Additions to property, plant and equipment	(542)	(529)	(424)
Interest capitalized and paid	0
Expenditure on intangible assets	(44)	(10)
Proceeds on sale of mining assets	0	6	60
Proceeds from sale of investments	0	0	0
Proceeds on disposal of associates and equity accounted joint ventures	0		1
Proceeds on disposal of subsidiary	433	9
Cash outflows from derivatives purchased			(577)
Net loans receivable advanced	0		0
Net loans receivable repaid		4
Net associates and equity accounted joint ventures loans advanced	0	0	(3)
Net cash of subsidiary (disposed)/acquired	0	0
Change in restricted cash	0	0	0
Net cash generated/(used) by financing activities	(82)	(282)	729
Net changes in short-term debt	175	(99)	126
Issuance of stock	0	10	798
Share issue expenses		(1)	(20)
Net changes in long-term debt	0	0	0
Debt issue costs	0		0
Cash effects from hedge restructuring			(49)
Acquisition of noncontrolling interests	0
Dividends (paid)/received	(257)	(192)	(126)
Net increase/(decrease) in cash and cash equivalents	(292)	324	(98)
Effect of exchange rate changes on cash	2	(88)	19
Cash and cash equivalents - January 1,	388	152	231
Cash and cash equivalents - December 31,	98	388	152
IOMco [Member]
Statement Of Cash Flows [Line Items]
Net cash provided by/(used) in operating activities	(641)	11	(1,129)
Net income/(loss)	282	705	(773)
Reconciled to net cash provided by/(used) in operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	(12)	(15)	1,033
Depreciation, depletion and amortization	0	0	0
Impairment of assets	0	0	0
Deferred taxation	0	0	0
Cash utilized for hedge book settlements			0
Other non cash items	(356)	(789)	(1,973)
Net increase/(decrease) in provision for environmental rehabilitation, pension and other post-retirement medical benefits	0	0	0
Effect of changes in operating working capital items:
Net movement in inter-group receivables and payables	(578)	108	580
Receivables	0	0	3
Inventories	0	0	0
Accounts payable and other current liabilities	23	2	1
Net cash used in investing activities	(289)	(103)	(42)
Increase in non-current investments	(310)	(98)	(42)
Acquisition of subsidiary and loan	0
Additions to property, plant and equipment	0	0	0
Interest capitalized and paid	0
Expenditure on intangible assets	0	0
Proceeds on sale of mining assets	0	0	0
Proceeds from sale of investments	0	0	0
Proceeds on disposal of associates and equity accounted joint ventures	20		0
Proceeds on disposal of subsidiary	0	0
Cash outflows from derivatives purchased			0
Net loans receivable advanced	0		0
Net loans receivable repaid		0
Net associates and equity accounted joint ventures loans advanced	1	(5)	0
Net cash of subsidiary (disposed)/acquired	0	0
Change in restricted cash	0	0	0
Net cash generated/(used) by financing activities	1,009	436	707
Net changes in short-term debt	45	0	(1,000)
Issuance of stock	(105)	202	310
Share issue expenses		0	0
Net changes in long-term debt	750	(50)	1,044
Debt issue costs	(22)		(13)
Cash effects from hedge restructuring			0
Acquisition of noncontrolling interests	0
Dividends (paid)/received	341	284	366
Net increase/(decrease) in cash and cash equivalents	79	344	(464)
Effect of exchange rate changes on cash	0	0	0
Cash and cash equivalents - January 1,	458	114	578
Cash and cash equivalents - December 31,	537	458	114
Non Guarantor Subsidiaries [Member]
Statement Of Cash Flows [Line Items]
Net cash provided by/(used) in operating activities	2,145	1,503	2,202
Net income/(loss)	589	2,224	86
Reconciled to net cash provided by/(used) in operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	101	(1,108)	(21)
Depreciation, depletion and amortization	489	435	368
Impairment of assets	310	3	18
Deferred taxation	11	87	19
Cash utilized for hedge book settlements			(1,618)
Other non cash items	392	199	4,021
Net increase/(decrease) in provision for environmental rehabilitation, pension and other post-retirement medical benefits	59	153	95
Effect of changes in operating working capital items:
Net movement in inter-group receivables and payables	354	(254)	(590)
Receivables	(101)	(27)	(129)
Inventories	(289)	(267)	(204)
Accounts payable and other current liabilities	230	58	157
Net cash used in investing activities	(1,872)	(948)	(902)
Increase in non-current investments	(134)	(132)	(116)
Acquisition of subsidiary and loan	0
Additions to property, plant and equipment	(1,216)	(864)	(549)
Interest capitalized and paid	(12)
Expenditure on intangible assets	(35)	(6)
Proceeds on sale of mining assets	5	13	9
Proceeds from sale of investments	86	91	142
Proceeds on disposal of associates and equity accounted joint ventures	0		0
Proceeds on disposal of subsidiary	(427)	0
Cash outflows from derivatives purchased			(407)
Net loans receivable advanced	(45)		(6)
Net loans receivable repaid		0
Net associates and equity accounted joint ventures loans advanced	(65)	(20)	0
Net cash of subsidiary (disposed)/acquired	(26)	(11)
Change in restricted cash	(3)	(19)	25
Net cash generated/(used) by financing activities	(275)	(595)	(1,357)
Net changes in short-term debt	(2)	(10)	(285)
Issuance of stock	107	(202)	(310)
Share issue expenses		0	0
Net changes in long-term debt	247	0	789
Debt issue costs	(8)		(26)
Cash effects from hedge restructuring			(1,017)
Acquisition of noncontrolling interests	(215)
Dividends (paid)/received	(404)	(383)	(508)
Net increase/(decrease) in cash and cash equivalents	(2)	(40)	(57)
Effect of exchange rate changes on cash	(7)	(14)	86
Cash and cash equivalents - January 1,	266	320	291
Cash and cash equivalents - December 31,	257	266	320
Consolidation Eliminations [Member]
Statement Of Cash Flows [Line Items]
Net cash provided by/(used) in operating activities	(84)	(122)	(151)
Net income/(loss)	(852)	(2,879)	741
Reconciled to net cash provided by/(used) in operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	(1,119)	573	(3,061)
Depreciation, depletion and amortization	0	0	0
Impairment of assets	0	0	0
Deferred taxation	0	0	0
Cash utilized for hedge book settlements			0
Other non cash items	1,887	2,184	2,169
Net increase/(decrease) in provision for environmental rehabilitation, pension and other post-retirement medical benefits	0	0	0
Effect of changes in operating working capital items:
Net movement in inter-group receivables and payables	0	0	0
Receivables	0	0	0
Inventories	0	0	0
Accounts payable and other current liabilities	0	0	0
Net cash used in investing activities	0	0	0
Increase in non-current investments	0	0	0
Acquisition of subsidiary and loan	0
Additions to property, plant and equipment	0	0	0
Interest capitalized and paid	0
Expenditure on intangible assets	0	0
Proceeds on sale of mining assets	0	0	0
Proceeds from sale of investments	0	0	0
Proceeds on disposal of associates and equity accounted joint ventures	0		0
Proceeds on disposal of subsidiary	0	0
Cash outflows from derivatives purchased			0
Net loans receivable advanced	0		0
Net loans receivable repaid		0
Net associates and equity accounted joint ventures loans advanced	0	0	0
Net cash of subsidiary (disposed)/acquired	0	0
Change in restricted cash	0	0	0
Net cash generated/(used) by financing activities	84	122	151
Net changes in short-term debt	0	0	0
Issuance of stock	0	0	0
Share issue expenses		0	0
Net changes in long-term debt	0	0	0
Debt issue costs	0		0
Cash effects from hedge restructuring			0
Acquisition of noncontrolling interests	0
Dividends (paid)/received	84	122	151
Net increase/(decrease) in cash and cash equivalents	0	0	0
Effect of exchange rate changes on cash	0	0	0
Cash and cash equivalents - January 1,	0	0	0
Cash and cash equivalents - December 31,	$ 0	$ 0	$ 0

Subsequent Events (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended						12 Months Ended	0 Months Ended				0 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Bonus Share Plan [Member]	Dec. 31, 2008 Bonus Share Plan [Member]	May 22, 2009 Convertible Debt [Member]	Dec. 31, 2012 Subsequent Event [Member] Construction Contracts [Member] number	Mar. 11, 2013 Subsequent Event [Member] Bonus Share Plan [Member]	Mar. 11, 2013 Subsequent Event [Member] Long-Term Incentive Plan [Member]	Mar. 11, 2013 Subsequent Event [Member] Co-Investment Executive Share Plan [Member] number	Feb. 28, 2013 Subsequent Event [Member] Bridge Loan [Member]	Mar. 19, 2013 South Africa [Member] Subsequent Event [Member] Rand Refinery [Member]
Syndicated Bridge Loan Facility Agreement [Abstract]
Debt Instrument Face Amount						$ 732.5					$ 750
Debt Instrument Interest Rate Stated Percentage (Percent)						3.50%
Disposal Of Additional Interest In Rand Refinery [Abstract]
Proceeds on disposal of associates and equity accounted joint ventures	20	0	1									5
Subsidiary Or Equity Method Investee Cumulative Percentage Ownership After All Transactions [Percent]												43.79%
Percent Disposed [Percent]												4.24%
Amount Less Than A Million												Less than $1 million
Amendments To The Rules Of BSP And LTIP Plans [Abstract]
Bonus Share Plan Awards, Vesting after One year (Percent)					40.00%			50.00%
Bonus Share Plan Awards, Vesting after Two years (Percent)					60.00%			50.00%
Bonus Share Plan, Additional Awards Granted (Percent)					20.00%			20.00%
Cash awards granted (percent)									40.00%
Share awards granted (percent)									60.00%
Minimum Shareholding Requirements - Executive participation (percent)										50.00%
Minimum Shareholding Requirements - Company participation (percent)										150.00%
Award vesting period (years)				3 years						2 years
Number of Tranches (number)										2
Agreement With Izingwe Property Managers (Proprietary) Limited [Abstract]
Construction and Development Costs							$ 6.7
Number of housing units (number)							200
Nature of Common Ownership or Management Control Relationships							Mr. Sipho Pityana, a non-executive director of the Company, is Chairman and a 44 percent shareholder of Izingwe Holdings (Proprietary) Limited (“Izingwe”), AngloGold Ashanti’s BEE partner. Izingwe Capital (Proprietary) Limited, an associate company of Izingwe is the majority shareholder of Izingwe Property.